UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA	95113
(Address of principal executive offices)	(Zip Code)

Deborah Djeu
Chief Compliance Officer
SA Funds - Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
100 Huntington Ave., Tower 2, 3rd Floor	Four Embarcadero Center, Suite 1200
Boston, Massachusetts 02116	San Francisco, CA 94111

Registrant’s telephone number, including area code:	(800) 366-7266

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2016

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 99.3%
Australia — 2.1%
Australia & New Zealand Banking Group Ltd., 1.875%, 10/06/17	USD	$5,000,000	$5,046,670
Commonwealth Bank of Australia, 1.125%, 3/13/17	USD	1,600,000	1,600,000
National Australia Bank Ltd., 2.750%, 3/09/17	USD	3,880,000	3,937,346
Westpac Banking Corp., 1.500%, 12/01/17	USD	2,000,000	2,006,954
			12,590,970
Austria — 0.6%
Oesterreichische Kontrollbank AG, 0.750%, 5/19/17	USD	3,500,000	3,495,930
Canada — 5.0%
Bank of Montreal MTN, 1.400%, 9/11/17	USD	6,450,000	6,470,189
Bank of Nova Scotia (The), 1.250%, 4/11/17	USD	3,305,000	3,311,547
Royal Bank of Canada, 1.000%, 4/27/17	USD	10,000,000	9,997,390
Royal Bank of Canada, 1.400%, 10/13/17	USD	2,000,000	2,003,142
Toronto-Dominion Bank (The), 1.125%, 5/02/17	USD	8,680,000	8,687,378
			30,469,646
France — 0.4%
BNP Paribas SA, 1.250%, 12/12/16	USD	1,443,000	1,445,827
Societe Generale SA, 2.750%, 10/12/17	USD	1,306,000	1,323,050
			2,768,877
Germany — 0.5%
FMS Wertmanagement AoeR, 1.125%, 9/05/17	USD	3,000,000	3,008,853
Ireland — 1.5%
GE Capital International Funding Co., 0.964%, 4/15/16 ±	USD	9,082,000	9,082,536
Netherlands — 0.7%
Shell International Finance BV, 1.125%, 8/21/17	USD	4,500,000	4,498,033
Supranational — 0.5%
European Investment Bank, 1.125%, 9/15/17	USD	3,000,000	3,011,682
Sweden — 2.4%
Nordea Bank AB, 3.125%, 3/20/17	USD	10,000,000	10,190,240
Nordea Bank AB, 1.250%, 4/04/17	USD	4,390,000	4,386,036
			14,576,276
Switzerland — 0.5%
Credit Suisse AG, 1.375%, 5/26/17	USD	3,000,000	2,991,993
United Kingdom — 0.9%
GlaxoSmithKline Capital PLC, 1.500%, 5/08/17	USD	5,500,000	5,537,708
United States — 84.2%
Actavis, Inc., 1.875%, 10/01/17		2,000,000	2,009,262
Aflac, Inc., 2.650%, 2/15/17		4,627,000	4,693,407
Allergan, Inc., 5.750%, 4/01/16		1,000,000	1,000,000
American Express Co., 5.500%, 9/12/16		500,000	508,661
American Express Co., 7.000%, 3/19/18		2,000,000	2,194,772
American Express Credit Corp. MTN, 1.125%, 6/05/17		3,000,000	2,997,789
Amgen, Inc., 2.500%, 11/15/16		3,000,000	3,027,000
Anadarko Petroleum Corp., 5.950%, 9/15/16		1,114,000	1,133,466
Anthem, Inc., 2.375%, 2/15/17		3,500,000	3,528,829
Aon Corp., 3.125%, 5/27/16		3,302,000	3,313,514
Apple, Inc., 0.900%, 5/12/17		6,200,000	6,210,658
Apple, Inc., 1.050%, 5/05/17		2,000,000	2,007,908
Apple, Inc., 1.300%, 2/23/18		1,700,000	1,713,663
AT&T, Inc., 2.400%, 8/15/16		3,616,000	3,638,242
AT&T, Inc., 2.400%, 3/15/17		1,250,000	1,264,884
Bank of America Corp., 3.750%, 7/12/16		2,000,000	2,014,720
Bank of America Corp., 3.875%, 3/22/17		2,500,000	2,558,458
Bank of America Corp., 5.625%, 10/14/16		1,200,000	1,228,778
Becton Dickinson & Co., 1.750%, 11/08/16		1,500,000	1,505,211
Berkshire Hathaway Finance Corp., 1.450%, 3/07/18		1,600,000	1,614,170
Berkshire Hathaway Finance Corp., 1.600%, 5/15/17		2,444,000	2,464,872
Berkshire Hathaway, Inc., 1.900%, 1/31/17		3,238,000	3,267,272
Cardinal Health, Inc., 1.900%, 6/15/17		1,470,000	1,480,106
Caterpillar Financial Services Corp., 1.000%, 3/03/17		943,300	944,655
Caterpillar Financial Services Corp., 1.500%, 2/23/18		4,000,000	4,023,012
Chevron Corp., 1.344%, 11/09/17		11,500,000	11,568,310
Cisco Systems, Inc., 1.400%, 2/28/18		4,800,000	4,841,784
Citigroup, Inc., 1.300%, 11/15/16		1,000,000	1,001,428
Citigroup, Inc., 1.350%, 3/10/17		3,500,000	3,502,243
Coca-Cola Co. (The), 0.875%, 10/27/17		6,000,000	6,011,946
Coca-Cola Enterprises, Inc., 2.000%, 8/19/16		1,200,000	1,204,603
Comcast Corp., 6.500%, 1/15/17		3,600,000	3,756,420
ConAgra Foods, Inc., 1.900%, 1/25/18		1,000,000	1,004,686
Corning, Inc., 1.450%, 11/15/17		3,897,000	3,882,776
Dominion Resources, Inc., 1.950%, 8/15/16		2,492,000	2,500,097
eBay, Inc., 2.500%, 3/09/18		3,946,000	4,011,890
Ecolab, Inc., 3.000%, 12/08/16		1,200,000	1,214,790
Exxon Mobil Corp., 1.439%, 3/01/18		9,100,000	9,167,540
Federal Home Loan Banks, 0.625%, 10/26/17		4,500,000	4,492,224
Federal Home Loan Banks, 0.750%, 8/28/17		9,000,000	9,005,805
Federal Home Loan Banks, 5.000%, 11/17/17		5,000,000	5,343,560
Federal Home Loan Mortgage Corp., 0.750%, 7/14/17		6,500,000	6,503,568
Federal Home Loan Mortgage Corp., 1.000%, 7/28/17		13,000,000	13,049,543

See notes to schedules of investments

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Federal Home Loan Mortgage Corp., 1.000%, 9/29/17	$8,400,000	$8,432,407
Federal Home Loan Mortgage Corp., 1.000%, 12/15/17	9,000,000	9,037,548
Federal National Mortgage Association, 0.875%, 10/26/17	21,000,000	21,044,478
Federal National Mortgage Association, 0.875%, 12/20/17	975,000	976,793
Federal National Mortgage Association, 1.000%, 9/27/17	5,500,000	5,521,928
Ford Motor Credit Co. LLC, 1.461%, 3/27/17	1,700,000	1,698,079
Ford Motor Credit Co. LLC, 1.700%, 5/09/16	1,910,000	1,911,327
Ford Motor Credit Co. LLC, 3.984%, 6/15/16	2,000,000	2,012,778
General Electric Co., 5.250%, 12/06/17	5,000,000	5,359,425
General Mills, Inc., 5.700%, 2/15/17	1,572,000	1,634,199
Goldman Sachs Group, Inc. (The), 5.750%, 10/01/16	2,800,000	2,864,487
Goldman Sachs Group, Inc. (The), 6.250%, 9/01/17	1,776,000	1,890,945
International Business Machines Corp., 5.700%, 9/14/17	13,000,000	13,883,363
John Deere Capital Corp., 1.200%, 10/10/17	5,000,000	5,000,895
JPMorgan Chase & Co., 1.350%, 2/15/17	2,000,000	2,004,658
JPMorgan Chase & Co., 6.000%, 1/15/18	1,700,000	1,831,291
Kraft Foods Group, Inc., 2.250%, 6/05/17	3,431,000	3,465,001
Lockheed Martin Corp., 2.125%, 9/15/16	3,130,000	3,148,188
Marriott International, Inc., 6.200%, 6/15/16	1,885,000	1,904,321
McDonald's Corp., 5.300%, 3/15/17	500,000	520,961
McDonald's Corp., 5.800%, 10/15/17	1,000,000	1,069,287
McKesson Corp., 1.292%, 3/10/17	2,100,000	2,104,303
Merck & Co., Inc., 1.100%, 1/31/18	1,793,000	1,798,653
Microsoft Corp., 0.875%, 11/15/17	4,532,000	4,535,639
Mississippi Power Co., 2.350%, 10/15/16	500,000	503,125
Morgan Stanley, 4.750%, 3/22/17	2,000,000	2,066,124
Morgan Stanley, 5.750%, 10/18/16	1,500,000	1,537,787
Morgan Stanley MTN, 6.250%, 8/28/17	2,000,000	2,125,802
Mylan, Inc., 1.350%, 11/29/16	4,000,000	3,973,060
National Rural Utilities Cooperative Finance Corp., 0.950%, 4/24/17	4,500,000	4,500,022
Occidental Petroleum Corp., 1.750%, 2/15/17	206,000	206,441
Oracle Corp., 1.200%, 10/15/17	2,000,000	2,012,132
PepsiCo, Inc., 1.250%, 8/13/17	2,500,000	2,513,880
Pfizer, Inc., 1.100%, 5/15/17	3,000,000	3,010,845
Principal Financial Group, Inc., 1.850%, 11/15/17	1,412,000	1,415,387
Prudential Financial, Inc. MTN, 3.000%, 5/12/16	500,000	501,011
Scripps Networks Interactive, Inc., 2.700%, 12/15/16	5,000,000	5,044,530
Southern Co. (The), 1.950%, 9/01/16	1,800,000	1,808,685
Target Corp., 6.000%, 1/15/18	2,050,000	2,231,564
Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,453,000	2,466,617
Toyota Motor Credit Corp. MTN, 1.125%, 5/16/17	3,284,000	3,290,315
United States Treasury Note, 0.750%, 10/31/17	24,000,000	24,011,712
United States Treasury Note, 0.875%, 10/15/17	57,000,000	57,146,946
United States Treasury Note, 0.875%, 11/15/17	12,000,000	12,032,112
United States Treasury Note, 1.000%, 12/15/17	68,000,000	68,314,772
United States Treasury Note, 2.250%, 11/30/17	24,200,000	24,809,719
United Technologies Corp., 1.800%, 6/01/17	3,300,000	3,332,531
Unum Group, 7.125%, 9/30/16	2,317,000	2,380,711
Verizon Communications, Inc., 2.000%, 11/01/16	4,441,000	4,472,722
Viacom, Inc., 2.500%, 12/15/16	600,000	603,164
Viacom, Inc., 3.500%, 4/01/17	1,000,000	1,012,567
Wachovia Corp., 5.750%, 6/15/17	1,700,000	1,789,267
Walt Disney Co. (The), 0.875%, 5/30/17	1,200,000	1,201,386
Waste Management, Inc., 2.600%, 9/01/16	500,000	503,265
Wells Fargo Bank NA, 1.650%, 1/22/18	4,000,000	4,031,148
Western Union Co. (The), 5.930%, 10/01/16	5,000,000	5,111,890
Xerox Corp., 2.950%, 3/15/17	3,900,000	3,924,348
Xerox Corp., 6.750%, 2/01/17	1,000,000	1,036,806
		510,979,869
TOTAL BONDS AND NOTES
(Identified Cost $601,929,738)		603,012,373

SHORT-TERM INVESTMENTS — 0.8%

	SHARES	VALUE†
Investment Companies — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	4,867,000	4,867,000
		4,867,001
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,867,001)		4,867,001
Total Investments — 100.1% (Identified Cost $606,796,739)#		607,879,374

Liabilities, Less Cash and Other Assets — (0.1%)		(752,749)
Net Assets — 100.0%		$607,126,625

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2016 amounted to $9,082,536 or 1.50% of the net assets of the Fund.
#	At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $606,796,739. Net unrealized appreciation aggregated $1,082,635 of which $1,269,449 related to appreciated investment securities and $186,814 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar

See notes to schedules of investments

SA U.S. Fixed Income Fund

March 31, 2016
Portfolio Sectors (% of portfolio market value)* (Unaudited)

Sector	Percentage
Government	45.7%
Financial	22.6%
Consumer, Non-cyclical	8.7%
Technology	5.9%
Communications	5.0%
Energy	4.4%
Industrial	4.3%
Consumer, Cyclical	2.4%
Utilities	0.8%
Basic Materials	0.2%
100.0%

*       Excludes Short-Term Investments

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited) (Continued)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.7%
Australia — 9.2%
Australia & New Zealand Banking Group Ltd., 1.450%, 5/15/18	USD	6,500,000	$6,495,723
Australia & New Zealand Banking Group Ltd., 2.250%, 6/13/19	USD	3,500,000	3,534,839
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	2,350,000	2,381,206
Commonwealth Bank of Australia, 2.300%, 3/12/20 @	USD	3,000,000	3,034,752
Commonwealth Bank of Australia, 2.500%, 9/20/18 @	USD	16,443,000	16,764,543
National Australia Bank Ltd., 2.300%, 7/25/18	USD	6,925,000	7,029,124
National Australia Bank Ltd., 2.400%, 12/09/19 ±	USD	8,000,000	8,121,520
National Australia Bank Ltd., 2.625%, 7/23/20 @	USD	5,000,000	5,097,750
Westpac Banking Corp., 2.250%, 1/17/19	USD	10,500,000	10,669,512
Westpac Banking Corp., 2.600%, 11/23/20	USD	2,300,000	2,345,278
Westpac Banking Corp., 4.875%, 11/19/19	USD	1,500,000	1,656,274
			67,130,521
Austria — 2.9%
Oesterreichische Kontrollbank AG, 1.125%, 5/29/18	USD	10,000,000	10,012,080
Oesterreichische Kontrollbank AG, 1.625%, 3/12/19 @	USD	11,000,000	11,160,039
			21,172,119
Canada — 12.2%
Bank of Nova Scotia (The), 2.050%, 10/30/18	USD	5,000,000	5,050,015
Bank of Nova Scotia (The), 2.050%, 6/05/19 @	USD	10,732,000	10,797,701
Bank of Nova Scotia (The), 2.350%, 10/21/20	USD	5,000,000	5,058,505
Province of Alberta Canada, 1.750%, 8/26/20 @±	USD	2,000,000	2,016,412
Province of Manitoba Canada, 1.300%, 4/03/17	USD	5,000,000	5,023,795
Province of Manitoba Canada, 1.750%, 5/30/19	USD	5,000,000	5,064,875
Province of Ontario Canada, 1.200%, 2/14/18	USD	9,800,000	9,788,485
Province of Ontario Canada, 2.000%, 1/30/19	USD	2,500,000	2,541,807
Province of Ontario Canada, 4.000%, 10/07/19	USD	7,000,000	7,588,490
Province of Quebec Canada, 3.500%, 7/29/20	USD	10,000,000	10,780,190
Royal Bank of Canada, 2.150%, 3/15/19 @	USD	5,000,000	5,070,940
Royal Bank of Canada, 2.150%, 3/06/20 @	USD	5,640,000	5,745,829
Royal Bank of Canada, 2.200%, 7/27/18	USD	9,700,000	9,850,864
Toronto-Dominion Bank (The), 2.125%, 7/02/19	USD	2,000,000	2,031,196
Toronto-Dominion Bank (The), 2.500%, 12/14/20	USD	1,500,000	1,528,173
Toronto-Dominion Bank (The), 2.625%, 9/10/18	USD	1,500,000	1,536,632
			89,473,909
Denmark — 2.0%
Kommunekredit, 1.125%, 3/15/18 @	USD	14,658,000	14,683,490
Finland — 0.6%
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,008,408
France — 5.5%
Agence Francaise de Developpement, 1.625%, 1/21/20	USD	15,000,000	15,048,135
Dexia Credit Local SA, 2.250%, 1/30/19	USD	3,000,000	3,058,413
Total Capital International SA, 2.100%, 6/19/19 @	USD	7,000,000	7,119,455
Total Capital International SA, 2.125%, 1/10/19 @	USD	8,000,000	8,126,256
Total Capital SA, 2.125%, 8/10/18	USD	5,737,000	5,832,636
Total Capital SA, 3.875%, 12/14/18	GBP	611,000	940,216
			40,125,111
Germany — 4.9%
KFW, 1.000%, 6/11/18 @	USD	17,500,000	17,488,257
Landeskreditbank Baden- Wuerttemberg Foerderbank, 2.250%, 7/15/16	USD	3,200,000	3,214,608
Landwirtschaftliche Rentenbank, 0.875%, 9/12/17	USD	1,000,000	999,253
Landwirtschaftliche Rentenbank, 1.875%, 9/17/18	USD	10,000,000	10,201,270
NRW Bank, 0.875%, 12/15/17	GBP	3,000,000	4,310,299
			36,213,687
Ireland — 2.4%
GE Capital International Funding Co., 0.964%, 4/15/16 ±	USD	7,499,000	7,499,443
GE Capital International Funding Co., 2.342%, 11/15/20 @	USD	5,000,000	5,125,555
GE Capital International Funding Co., 2.342%, 11/15/20 ±	USD	5,000,000	5,125,555
			17,750,553
Japan — 1.9%
Japan Finance Organization for Municipalities, 2.125%, 3/06/19	USD	14,000,000	14,163,086
Netherlands — 7.3%
Bank Nederlandse Gemeenten NV, 1.875%, 12/07/18	GBP	7,600,000	11,164,815
Bank Nederlandse Gemeenten NV, 1.875%, 6/11/19	USD	4,000,000	4,073,556
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.250%, 1/14/19	USD	2,300,000	2,336,156
Nederlandse Waterschapsbank NV, 1.250%, 9/18/17	USD	13,000,000	13,059,475
Nederlandse Waterschapsbank NV, 1.875%, 3/13/19	USD	1,700,000	1,730,224
Shell International Finance BV, 1.900%, 8/10/18	USD	2,500,000	2,527,455

See notes to schedules of investments

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Shell International Finance BV, 2.125%, 5/11/20	USD	13,495,000	$13,628,101
Shell International Finance BV, 2.250%, 11/10/20	USD	5,100,000	5,176,301
			53,696,083
Norway — 3.3%
Kommunalbanken AS, 1.625%, 1/15/20 @	USD	5,000,000	5,035,890
Kommunalbanken AS, 2.125%, 3/15/19	USD	3,000,000	3,075,264
Statoil ASA, 1.950%, 11/08/18 @	USD	1,500,000	1,513,257
Statoil ASA, 2.250%, 11/08/19 @	USD	8,000,000	8,103,184
Statoil ASA, 3.125%, 8/17/17	USD	6,600,000	6,777,263
			24,504,858
Singapore — 0.1%
Singapore Government Bond, 2.000%, 7/01/20	SGD	1,000,000	768,670
Supranational — 8.3%
Asian Development Bank, 2.250%, 8/18/17 @	USD	15,000,000	15,288,165
EUROFIMA, 1.750%, 5/29/20	USD	5,000,000	5,046,415
European Bank for Reconstruction & Development, 1.375%, 10/20/16	USD	2,935,000	2,945,402
European Investment Bank, 1.875%, 3/15/19	USD	19,000,000	19,397,841
International Bank for Reconstruction & Development, 0.625%, 10/14/16	USD	5,000,000	5,007,690
International Bank for Reconstruction & Development, 1.875%, 3/15/19	USD	7,000,000	7,182,322
Nordic Investment Bank, 5.000%, 2/01/17	USD	5,500,000	5,691,389
			60,559,224
Sweden — 9.8%
Kommuninvest I Sverige AB, 1.000%, 10/24/17	USD	15,000,000	15,010,875
Kommuninvest I Sverige AB, 2.000%, 11/12/19	USD	3,000,000	3,070,851
Kommuninvest I Sverige AB, 2.500%, 12/01/20	SEK	15,000,000	2,005,193
Nordea Bank AB, 1.625%, 5/15/18	USD	1,680,000	1,679,350
Nordea Bank AB, 2.375%, 4/04/19 @	USD	15,000,000	15,276,270
Nordea Bank AB, 2.500%, 9/17/20 ±	USD	4,000,000	4,052,640
Svensk Exportkredit AB, 1.125%, 4/05/18 @	USD	3,000,000	3,000,870
Svensk Exportkredit AB, 1.750%, 8/28/20	USD	4,000,000	4,025,380
Svensk Exportkredit AB, 1.875%, 6/17/19	USD	1,500,000	1,527,850
Svenska Handelsbanken AB, 1.625%, 3/21/18	USD	3,700,000	3,714,571
Svenska Handelsbanken AB, 2.250%, 6/17/19	USD	6,595,000	6,705,018
Svenska Handelsbanken AB, 5.125%, 3/30/20 ±	USD	5,000,000	5,559,855
Sweden Government Bond, 5.000%, 12/01/20	SEK	41,100,000	6,279,125
			71,907,848
United States — 28.3%
3M Co., 2.000%, 8/07/20 @	USD	2,500,000	2,564,448
Apple, Inc., 1.550%, 2/07/20	USD	10,000,000	10,077,600
Apple, Inc., 2.100%, 5/06/19 @	USD	11,000,000	11,313,313
Berkshire Hathaway, Inc., 1.550%, 2/09/18	USD	5,385,000	5,436,588
Berkshire Hathaway, Inc., 2.100%, 8/14/19	USD	11,500,000	11,726,745
Chevron Corp., 1.961%, 3/03/20	USD	6,600,000	6,692,301
Chevron Corp., 2.193%, 11/15/19	USD	11,000,000	11,215,061
Chevron Corp., 2.419%, 11/17/20	USD	500,000	514,039
Chevron Corp., 2.427%, 6/24/20	USD	3,000,000	3,064,704
Cisco Systems, Inc., 2.125%, 3/01/19	USD	4,000,000	4,117,152
Cisco Systems, Inc., 4.450%, 1/15/20	USD	8,000,000	8,871,288
Coca-Cola Co. (The), 1.875%, 10/27/20	USD	2,000,000	2,032,582
Colgate-Palmolive Co., 1.500%, 11/01/18	USD	6,424,000	6,516,775
Exxon Mobil Corp., 0.921%, 3/15/17	USD	2,853,000	2,857,873
Exxon Mobil Corp., 1.819%, 3/15/19	USD	3,300,000	3,350,662
Exxon Mobil Corp., 1.912%, 3/06/20	USD	5,000,000	5,058,920
Google, Inc., 2.125%, 5/19/16	USD	1,224,000	1,226,367
International Business Machines Corp., 1.250%, 2/08/18	USD	16,000,000	16,084,624
International Business Machines Corp., 2.250%, 2/19/21	USD	1,382,000	1,413,284
Johnson & Johnson, 1.650%, 12/05/18	USD	4,000,000	4,079,028
Merck & Co., Inc., 1.850%, 2/10/20 @	USD	15,500,000	15,800,266
Merck Sharp & Dohme Corp., 5.000%, 6/30/19	USD	1,250,000	1,396,150
Microsoft Corp., 1.625%, 12/06/18	USD	16,000,000	16,310,512
Microsoft Corp., 2.000%, 11/03/20	USD	3,000,000	3,075,636
Novartis Capital Corp., 4.400%, 4/24/20	USD	1,000,000	1,112,498
Pfizer, Inc., 2.100%, 5/15/19	USD	16,375,000	16,870,704
Toyota Motor Credit Corp., 1.375%, 1/10/18 @	USD	4,726,000	4,752,357
Toyota Motor Credit Corp., 2.000%, 10/24/18	USD	1,500,000	1,527,633
Toyota Motor Credit Corp., 2.100%, 1/17/19	USD	5,000,000	5,104,470
Toyota Motor Credit Corp., 2.125%, 7/18/19	USD	5,000,000	5,115,355
Toyota Motor Credit Corp., 2.150%, 3/12/20 @	USD	3,000,000	3,066,513

See notes to schedules of investments

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
US Bank NA/Cincinnati OH, 2.125%, 10/28/19	USD	4,500,000	$4,584,645
Wal-Mart Stores, Inc., 2.800%, 4/15/16	USD	1,000,000	1,000,659
Wal-Mart Stores, Inc., 5.800%, 2/15/18	USD	8,850,000	9,659,766
			207,590,518
TOTAL BONDS AND NOTES
(Identified Cost $718,264,651)			723,748,085

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 6.2%
Investment Companies — 0.6%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		4,510,000	4,510,000
			4,510,001
Collateral For Securities On Loan — 5.6%
State Street Navigator Securities Lending Prime Portfolio		40,675,445	40,675,445
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $45,185,446)			45,185,446

Total Investments — 104.9%
(Identified Cost $763,450,097)#			768,933,531
Liabilities, Less Cash and Other Assets — (4.9%)			(36,040,748)

Net Assets — 100.0%			$732,892,783

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of March 31, 2016, the market value of the securities on loan was $78,728,858.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2016 amounted to $32,375,425 or 4.42% of the net assets of the Fund.

#

At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $763,450,097. Net unrealized appreciation aggregated $5,483,434 of which $6,795,558 related to appreciated investment securities and $1,312,124 related to depreciated investment securities.

Key to abbreviations:
GBP — British Pound
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to schedules of investments

SA Global Fixed Income Fund

March 31, 2016
Country Weightings (% of portfolio market value)*

Country	Percentage
United States	28.7%
Canada	12.4%
Sweden	9.9%
Australia	9.3%
Supranational	8.4%
Netherlands	7.4%
France	5.5%
Germany	5.0%
Norway	3.4%
Other	10.0%
100.0%
* Excludes Short-Term Investments

SA Global Fixed Income Fund

Ten largest industry holdings as of March 31, 2016
(As a percentage of net assets):

Industry	Percentage
Financial	40.7%
Government	24.6%
Energy	12.6%
Technology	7.9%
Consumer, Non-cyclical	6.5%
Short-Term	6.2%
Consumer, Cyclical	4.1%
Communications	1.9%
Industrial	0.4%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 3.0%
BE Aerospace, Inc.	4,563	$210,446
Boeing Co. (The)	31,168	3,956,466
BWX Technologies, Inc.	5,045	169,310
Cubic Corp.	500	19,980
Curtiss-Wright Corp.	1,653	125,082
DigitalGlobe, Inc. *	1,509	26,106
Engility Holdings, Inc. *	495	9,286
Esterline Technologies Corp. *	600	38,442
General Dynamics Corp.	10,584	1,390,420
HEICO Corp.	677	40,708
HEICO Corp., Class A	1,226	58,358
Hexcel Corp.	3,100	135,501
Honeywell International, Inc.	29,098	3,260,431
Huntington Ingalls Industries, Inc.	1,972	270,046
KLX, Inc. *	1,200	38,568
L-3 Communications Holdings, Inc.	826	97,881
Lockheed Martin Corp.	13,109	2,903,643
Moog, Inc., Class A *	1,100	50,248
Northrop Grumman Corp.	8,267	1,636,039
Orbital ATK, Inc.	1,499	130,323
Raytheon Co.	9,666	1,185,342
Rockwell Collins, Inc.	5,848	539,244
Spirit Aerosystems Holdings, Inc., Class A *	2,517	114,171
Teledyne Technologies, Inc. *	800	70,512
Textron, Inc.	8,122	296,128
TransDigm Group, Inc. *	1,820	401,019
Triumph Group, Inc.	1,120	35,258
United Technologies Corp.	29,180	2,920,918
Vectrus, Inc. *	366	8,326
		20,138,202
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,400	475,072
Expeditors International of Washington, Inc.	7,407	361,536
FedEx Corp.	8,538	1,389,303
Forward Air Corp.	536	24,291
HUB Group, Inc., Class A *	982	40,056
United Parcel Service, Inc., Class B	33,744	3,558,980
XPO Logistics, Inc. @*	1,686	51,760
		5,900,998
Airlines — 1.0%
Alaska Air Group, Inc.	5,828	478,012
Allegiant Travel Co.	800	142,448
American Airlines Group, Inc.	31,460	1,290,175
Copa Holdings SA, Class A @	1,041	70,528
Delta Air Lines, Inc.	38,017	1,850,667
Hawaiian Holdings, Inc. *	1,682	79,374
JetBlue Airways Corp. *	10,625	224,400
Southwest Airlines Co.	30,212	1,353,498
Spirit Airlines, Inc. *	2,600	124,748
United Continental Holdings, Inc. *	16,772	1,003,972
		6,617,822
Auto Components — 0.6%
American Axle & Manufacturing Holdings, Inc. *	4,031	62,037
Autoliv, Inc.	2,700	319,896
BorgWarner, Inc.	7,568	290,611
Cooper Tire & Rubber Co.	2,400	88,848
Dana Holding Corp.	6,712	94,572
Delphi Automotive PLC	13,800	1,035,276
Dorman Products, Inc. @*	1,109	60,352
Federal-Mogul Holdings Corp. *	1,249	12,340
Gentex Corp. @	7,900	123,951
Gentherm, Inc. *	1,000	41,590
Goodyear Tire & Rubber Co. (The)	12,112	399,454
Horizon Global Corp. *	587	7,384
Johnson Controls, Inc.	21,276	829,126
Lear Corp.	2,724	302,827
Tenneco, Inc. *	2,500	128,775
Visteon Corp. @	1,205	95,906
		3,892,945
Automobiles — 0.6%
Ford Motor Co.	148,394	2,003,319
General Motors Co.	40,217	1,264,020
Harley-Davidson, Inc. @	8,822	452,833
Tesla Motors, Inc. @*	1,037	238,272
Thor Industries, Inc.	1,600	102,032
		4,060,476
Beverages — 2.8%
Boston Beer Co., Inc. (The), Class A *	422	78,100
Brown-Forman Corp., Class B @	5,720	563,248
Brown-Forman Corp., Class A @	951	101,462
Coca-Cola Bottling Co., Consolidated	200	31,952
Coca-Cola Co. (The)	172,150	7,986,039
Coca-Cola Enterprises, Inc.	10,637	539,721
Constellation Brands, Inc., Class A	5,552	838,852
Dr Pepper Snapple Group, Inc.	8,222	735,211
Molson Coors Brewing Co., Class B	1,984	190,821
Monster Beverage Corp. *	2,573	343,187
PepsiCo, Inc.	71,569	7,334,391
		18,742,984
Biotechnology — 3.6%
AbbVie, Inc.	74,989	4,283,372
Alexion Pharmaceuticals, Inc. *	1,971	274,403
Alkermes PLC *	1,979	67,662
Alnylam Pharmaceuticals, Inc. *	810	50,844
Amgen, Inc.	24,566	3,683,180
Baxalta, Inc.	21,484	867,954
Biogen, Inc. *	9,350	2,433,992
BioMarin Pharmaceutical, Inc. *	1,350	111,348
Celgene Corp. *	31,506	3,153,436
Gilead Sciences, Inc.	72,302	6,641,662
Incyte Corp. *	1,667	120,807
Insys Therapeutics, Inc. @*	201	3,214
Intrexon Corp. @*	800	27,112
Ionis Pharmaceuticals, Inc. @*	822	33,291
Ligand Pharmaceuticals, Inc. *	374	40,052
Medivation, Inc. *	7,582	348,620
Myriad Genetics, Inc. *	2,380	89,083
Neurocrine Biosciences, Inc. *	1,008	39,866
Opko Health, Inc. @*	3,300	34,287
Regeneron Pharmaceuticals, Inc. *	3,000	1,081,320
Seattle Genetics, Inc. @*	1,502	52,705
United Therapeutics Corp. @*	1,803	200,908
Vertex Pharmaceuticals, Inc. *	2,300	182,827
		23,821,945
Building Products — 0.2%
A.O. Smith Corp.	2,350	179,329
Allegion PLC	4,647	296,060
Apogee Enterprises, Inc.	400	17,556
Armstrong World Industries, Inc. *	1,422	68,782
Builders FirstSource, Inc. @*	1,300	14,651
Fortune Brands Home & Security, Inc.	3,330	186,613
Lennox International, Inc. @	1,992	269,298
Masco Corp.	11,358	357,209
Owens Corning	2,500	118,200
Simpson Manufacturing Co., Inc.	1,080	41,224
Trex Co., Inc. *	800	38,344

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
USG Corp. *	2,828	$70,163
		1,657,429
Capital Markets — 1.1%
Affiliated Managers Group, Inc. *	1,930	313,432
Ameriprise Financial, Inc.	6,214	584,178
Artisan Partners Asset Management, Inc., Class A	1,440	44,410
Associated Capital Group, Inc., Class A *	200	5,604
Bank of New York Mellon Corp. (The)	10,708	394,376
BGC Partners, Inc., Class A	4,200	38,010
BlackRock, Inc.	1,052	358,280
Charles Schwab Corp. (The)	25,534	715,463
E*Trade Financial Corp. *	4,421	108,270
Eaton Vance Corp.	5,845	195,924
Evercore Partners, Inc., Class A	1,380	71,415
Federated Investors, Inc., Class B	3,536	102,014
Financial Engines, Inc. @	700	22,001
Franklin Resources, Inc.	12,000	468,600
GAMCO Investors, Inc., Class A	200	7,412
Goldman Sachs Group, Inc. (The)	3,607	566,227
HFF, Inc., Class A	799	21,996
Interactive Brokers Group, Inc., Class A @	1,400	55,048
Invesco Ltd.	8,325	256,160
Janus Capital Group, Inc.	4,300	62,909
Legg Mason, Inc.	1,900	65,892
LPL Financial Holdings, Inc. @	2,967	73,582
Morgan Stanley	13,696	342,537
Northern Trust Corp.	4,994	325,459
NorthStar Asset Management Group, Inc.	4,587	52,062
Raymond James Financial, Inc.	2,600	123,786
SEI Investments Co.	4,110	176,935
State Street Corp.	7,983	467,165
Stifel Financial Corp. *	1,686	49,906
T. Rowe Price Group, Inc.	10,102	742,093
TD Ameritrade Holding Corp.	7,939	250,317
Virtus Investment Partners, Inc.	300	23,433
Waddell & Reed Financial, Inc., Class A @	3,561	83,826
Wisdom Tree Investments, Inc. @	5,031	57,504
		7,226,226
Chemicals — 2.6%
Air Products & Chemicals, Inc.	6,347	914,285
Airgas, Inc.	2,287	323,931
Albemarle Corp. @	1,576	100,754
Ashland, Inc.	1,829	201,117
Axiall Corp.	1,512	33,022
Balchem Corp.	1,093	67,788
Cabot Corp.	1,800	86,994
Celanese Corp., Series A	2,697	176,654
CF Industries Holdings, Inc.	10,154	318,226
Chemours Co. (The) @	7,052	49,364
Chemtura Corp. *	2,756	72,758
Dow Chemical Co. (The)	35,427	1,801,817
Eastman Chemical Co.	6,348	458,516
Ecolab, Inc.	8,893	991,747
EI Du Pont de Nemours & Co.	28,819	1,824,819
Flotek Industries, Inc. @*	1,026	7,521
FMC Corp. @	2,319	93,618
GCP Applied Technologies, Inc. *	3,212	64,047
H.B. Fuller Co.	1,077	45,719
Huntsman Corp.	6,809	90,560
International Flavors & Fragrances, Inc.	3,158	359,286
LyondellBasell Industries NV, Class A	19,142	1,638,172
Minerals Technologies, Inc.	1,316	74,815
Monsanto Co.	19,039	1,670,482
Mosaic Co. (The)	6,087	164,349
NewMarket Corp. @	462	183,072
Olin Corp. @	26,258	456,102
Platform Specialty Products Corp. @*	1,155	9,933
PolyOne Corp.	2,800	84,700
PPG Industries, Inc.	10,610	1,182,909
Praxair, Inc.	14,061	1,609,281
RPM International, Inc.	4,928	233,242
Scotts Miracle-Gro Co. (The), Class A	2,064	150,197
Sensient Technologies Corp.	1,000	63,460
Sherwin Williams Co. (The)	3,887	1,106,512
Tronox Ltd., Class A @	771	4,927
Valspar Corp.	3,512	375,854
W.R. Grace & Co. *	3,212	228,630
Westlake Chemical Corp.	1,930	89,359
		17,408,539
Commercial Banks — 2.8%
Associated Banc-Corp.	4,819	86,453
Bancorpsouth, Inc.	2,260	48,161
Bank of America Corp.	142,625	1,928,290
Bank of Hawaii Corp. @	1,300	88,764
Bank of the Ozarks, Inc. @	2,682	112,564
BankUnited, Inc.	2,100	72,324
BB&T Corp.	5,760	191,635
BOK Financial Corp. @	696	38,016
Cathay General Bancorp	2,343	66,377
CIT Group, Inc.	2,083	64,636
Citigroup, Inc.	33,408	1,394,784
Columbia Banking System, Inc.	1,612	48,231
Comerica, Inc.	3,398	128,682
Commerce Bancshares, Inc. @	2,118	95,204
Community Bank System, Inc.	1,047	40,006
Cullen/Frost Bankers, Inc. @	1,300	71,643
CVB Financial Corp.	2,712	47,324
East West Bancorp, Inc.	3,500	113,680
Fifth Third Bancorp	12,480	208,291
First Citizens Bancshares, Inc., Class A	46	11,549
First Horizon National Corp.	5,445	71,330
First Niagara Financial Group, Inc.	9,560	92,541
First Republic Bank	2,906	193,656
FirstMerit Corp.	3,655	76,938
FNB Corp.	4,446	57,842
Fulton Financial Corp.	4,067	54,416
Glacier Bancorp, Inc.	1,534	38,994
Hancock Holding Co.	2,100	48,216
Hilltop Holdings, Inc. *	1,633	30,831
Home Bancshares, Inc.	923	37,797
Huntington Bancshares, Inc.	17,092	163,058
Iberiabank Corp.	891	45,682
International Bancshares Corp.	1,350	33,291
Investors Bancorp, Inc.	5,282	61,483
JPMorgan Chase & Co.	54,346	3,218,370
KeyCorp	7,704	85,052
M&T Bank Corp.	593	65,823
MB Financial, Inc.	1,600	51,920
National Penn Bancshares, Inc.	3,400	36,176
Old National Bancorp	2,800	34,132
PacWest Bancorp	1,900	70,585
People's United Financial, Inc.	7,737	123,250
Pinnacle Financial Partners, Inc.	241	11,823
PNC Financial Services Group, Inc. (The)	9,696	819,991
Popular, Inc.	2,182	62,427
Private Bancorp, Inc.	2,000	77,200
Prosperity Bancshares, Inc.	1,226	56,874

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Regions Financial Corp.	6,610	$51,889
Signature Bank *	1,100	149,732
South State Corp.	799	51,320
Sterling Bancorp	1,055	16,806
SunTrust Banks, Inc.	3,204	115,600
SVB Financial Group *	1,100	112,255
Synovus Financial Corp.	3,279	94,796
TCF Financial Corp.	4,700	57,622
Texas Capital Bancshares, Inc. *	827	31,740
Trustmark Corp. @	1,900	43,757
UMB Financial Corp.	900	46,467
Umpqua Holdings Corp.	3,100	49,166
United Bankshares, Inc. @	1,262	46,315
US Bancorp	36,465	1,480,114
Valley National Bancorp	5,707	54,445
Webster Financial Corp.	2,510	90,109
Wells Fargo & Co.	110,484	5,343,006
Westamerica Bancorp @	500	24,355
Western Alliance Bancorp *	2,242	74,838
Wintrust Financial Corp.	1,100	48,774
Zions Bancorp	4,705	113,908
		18,673,326
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,200	38,772
ADT Corp. (The)	8,345	344,315
Brady Corp., Class A	1,200	32,208
Brink's Co. (The)	1,230	41,316
Cintas Corp.	3,947	354,480
Civeo Corp. *	3,200	3,936
Clean Harbors, Inc. *	1,735	85,605
Copart, Inc. *	4,171	170,052
Covanta Holding Corp.	3,570	60,190
Deluxe Corp. @	2,000	124,980
Essendant, Inc.	900	28,737
Healthcare Services Group, Inc.	2,053	75,571
Herman Miller, Inc.	2,059	63,603
HNI Corp.	1,066	41,755
Interface, Inc.	1,200	22,248
KAR Auction Services, Inc.	5,425	206,909
Mobile Mini, Inc. @	1,083	35,761
MSA Safety, Inc.	1,100	53,185
Pitney Bowes, Inc. @	9,123	196,509
R.R. Donnelley & Sons Co. @	8,595	140,958
Republic Services, Inc.	7,222	344,128
Rollins, Inc.	4,221	114,474
Steelcase, Inc., Class A	3,679	54,891
Stericycle, Inc. *	1,894	239,004
Tetra Tech, Inc.	1,092	32,563
Tyco International PLC	9,051	332,262
UniFirst Corp.	477	52,050
Waste Connections, Inc.	3,537	228,455
Waste Management, Inc.	20,670	1,219,530
West Corp.	700	15,974
		4,754,421
Communications Equipment — 0.8%
ADTRAN, Inc.	1,300	26,286
Arista Networks, Inc. *	864	54,518
ARRIS International PLC *	4,250	97,410
Brocade Communications Systems, Inc.	11,672	123,490
Ciena Corp. @*	4,911	93,407
Cisco Systems, Inc.	109,198	3,108,867
CommScope Holding Co., Inc. *	4,719	131,754
EchoStar Corp., Class A *	1,040	46,062
F5 Networks, Inc. *	2,800	296,380
Finisar Corp. *	2,900	52,896
Harris Corp.	4,240	330,126
InterDigital, Inc. @	1,772	98,612
Juniper Networks, Inc.	4,904	125,101
Lumentum Holdings, Inc. *	1,020	27,509
Motorola Solutions, Inc.	2,888	218,622
NetScout Systems, Inc. *	2,150	49,386
Palo Alto Networks, Inc. @*	410	66,887
Plantronics, Inc.	1,300	50,947
Polycom, Inc. *	2,400	26,760
Ubiquiti Networks, Inc. @*	932	31,008
Viasat, Inc. @*	931	68,410
Viavi Solutions, Inc. *	5,100	34,986
		5,159,424
Computers & Peripherals — 4.7%
3D Systems Corp. @*	1,421	21,983
Apple, Inc.	244,879	26,689,362
Diebold, Inc. @	1,908	55,160
Electronics for Imaging, Inc. *	1,399	59,304
EMC Corp.	54,932	1,463,938
Hewlett Packard Enterprise Co.	17,198	304,921
HP, Inc.	59,548	733,631
Lexmark International, Inc., Class A	2,372	79,296
NCR Corp. *	3,427	102,570
NetApp, Inc.	9,674	264,003
SanDisk Corp.	6,700	509,736
Seagate Technology PLC @	15,309	527,395
Stratasys Ltd. *	981	25,428
Western Digital Corp. @	7,591	358,599
		31,195,326
Construction & Engineering — 0.1%
AECOM *	1,905	58,655
Chicago Bridge & Iron Co. NV	2,347	85,877
Dycom Industries, Inc. @*	1,788	115,630
EMCOR Group, Inc.	1,700	82,620
Fluor Corp.	5,766	309,634
Granite Construction, Inc.	245	11,711
Jacobs Engineering Group, Inc. *	1,903	82,876
KBR, Inc.	2,987	46,239
MasTec, Inc. *	2,200	44,528
Primoris Services Corp.	1,000	24,300
Quanta Services, Inc. *	3,524	79,501
Valmont Industries, Inc.	769	95,233
		1,036,804
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	103,132
Martin Marietta Materials, Inc. @	664	105,914
Vulcan Materials Co.	1,884	198,894
		407,940
Consumer Finance — 0.8%
Ally Financial, Inc. *	11,880	222,394
American Express Co.	36,564	2,245,030
Capital One Financial Corp.	10,868	753,261
Credit Acceptance Corp. @*	284	51,560
Discover Financial Services	17,294	880,610
First Cash Financial Services, Inc.	800	36,848
Navient Corp.	13,453	161,032
Nelnet, Inc., Class A	156	6,142
OneMain Holdings, Inc. @*	893	24,495
PRA Group, Inc. @*	1,500	44,085
Santander Consumer USA Holdings, Inc. *	3,992	41,876
SLM Corp. *	15,724	100,005

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Synchrony Financial *	30,309	$868,656
		5,435,994
Containers & Packaging — 0.5%
Aptargroup, Inc.	2,799	219,470
Avery Dennison Corp.	4,556	328,533
Ball Corp. @	6,474	461,531
Bemis Co., Inc.	3,733	193,295
Berry Plastics Group, Inc. *	5,352	193,475
Crown Holdings, Inc. *	6,068	300,912
Graphic Packaging Holding Co.	13,226	169,954
Greif, Inc., Class A @	1,000	32,750
International Paper Co.	14,819	608,172
Owens-Illinois, Inc. *	6,988	111,528
Packaging Corp. of America	4,365	263,646
Sealed Air Corp.	9,671	464,305
Silgan Holdings, Inc.	1,968	104,639
Sonoco Products Co.	3,106	150,858
WestRock Co.	3,180	124,115
		3,727,183
Distributors — 0.1%
Core-Mark Holding Co., Inc. @	362	29,525
Genuine Parts Co.	5,605	556,913
LKQ Corp. *	9,191	293,468
Pool Corp.	1,885	165,390
		1,045,296
Diversified Consumer Services — 0.2%
Apollo Education Group, Inc. *	4,463	36,664
Bright Horizons Family Solutions, Inc. *	2,032	131,633
DeVry Education Group, Inc. @	1,600	27,632
Graham Holdings Co., Class B	100	48,000
Grand Canyon Education, Inc. *	2,002	85,566
H&R Block, Inc. @	9,877	260,950
Houghton Mifflin Harcourt Co. *	2,049	40,857
Service Corp. International	9,025	222,737
ServiceMaster Global Holdings, Inc. *	6,209	233,955
Sotheby's, Class A @	1,900	50,787
		1,138,781
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	61,998	8,796,276
CBOE Holdings, Inc.	3,888	254,003
CME Group, Inc.	3,050	292,953
Factset Research Systems, Inc.	1,947	295,029
FNFV Group *	2,320	25,172
Intercontinental Exchange, Inc.	1,725	405,616
Leucadia National Corp.	4,626	74,802
MarketAxess Holdings, Inc.	1,300	162,279
McGraw-Hill Financial, Inc.	12,709	1,257,937
Moody's Corp.	5,690	549,426
Morningstar, Inc.	700	61,789
MSCI, Inc., Class A	3,286	243,427
Nasdaq, Inc.	1,536	101,960
Voya Financial, Inc.	1,793	53,378
		12,574,047
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	202,618	7,936,547
CenturyLink, Inc.	13,499	431,428
Cogent Communications Holdings, Inc. @	1,228	47,929
Frontier Communications Corp.	29,000	162,110
Level 3 Communications, Inc. *	6,445	340,619
SBA Communications Corp., Class A *	3,900	390,663
Verizon Communications, Inc.	204,502	11,059,468
Windstream Holdings, Inc. @	4,665	35,827
		20,404,591
Electric Utilities — 1.9%
Allete, Inc.	1,400	78,498
American Electric Power Co., Inc.	15,236	1,011,670
Avangrid, Inc.	1,433	57,478
Cleco Corp.	1,800	99,378
Duke Energy Corp.	21,587	1,741,639
Edison International	10,408	748,231
El Paso Electric Co.	1,200	55,056
Entergy Corp.	3,888	308,241
Eversource Energy	9,311	543,204
Exelon Corp.	23,431	840,236
FirstEnergy Corp.	8,963	322,399
Great Plains Energy, Inc.	4,084	131,709
Hawaiian Electric Industries, Inc.	3,245	105,138
IDACORP, Inc.	1,576	117,554
ITC Holdings Corp.	5,154	224,560
MGE Energy, Inc.	58	3,030
NextEra Energy, Inc.	14,718	1,741,728
OGE Energy Corp.	5,840	167,199
PG&E Corp.	14,520	867,134
Pinnacle West Capital Corp.	3,190	239,473
PNM Resources, Inc.	2,600	87,672
Portland General Electric Co.	2,100	82,929
PPL Corp.	20,485	779,864
Southern Co. (The)	28,342	1,466,132
Westar Energy, Inc.	4,860	241,105
Xcel Energy, Inc.	13,894	581,047
		12,642,304
Electrical Equipment — 0.6%
Acuity Brands, Inc. @	1,579	344,443
AMETEK, Inc.	7,303	365,004
Babcock & Wilcox Enterprises, Inc. *	1,486	31,800
Eaton Corp. PLC	6,371	398,570
Emerson Electric Co.	31,803	1,729,447
EnerSys	1,200	66,864
Franklin Electric Co., Inc.	1,200	38,604
Generac Holdings, Inc. @*	3,000	111,720
Hubbell, Inc.	1,694	179,446
Regal Beloit Corp.	967	61,008
Rockwell Automation, Inc.	5,603	637,341
Sensata Technologies Holding NV *	5,879	228,340
SolarCity Corp. @*	600	14,748
		4,207,335
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	12,606	728,879
Anixter International, Inc. *	800	41,688
Arrow Electronics, Inc. *	2,485	160,059
Avnet, Inc.	3,000	132,900
Belden, Inc.	1,290	79,180
CDW Corp.	6,754	280,291
Cognex Corp.	1,853	72,174
Coherent, Inc. *	580	53,302
Corning, Inc.	13,938	291,165
Daktronics, Inc.	100	790
Dolby Laboratories, Inc., Class A	1,100	47,806
FEI Co.	1,098	97,733
Flextronics International Ltd. *	10,129	122,156
FLIR Systems, Inc.	2,777	91,502
Ingram Micro, Inc., Class A	4,200	150,822
IPG Photonics Corp. @*	763	73,309
Itron, Inc. *	545	22,737
Jabil Circuit, Inc. @	5,400	104,058

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Keysight Technologies, Inc. *	7,363	$204,250
Knowles Corp. *	1,850	24,383
Littelfuse, Inc.	380	46,782
Methode Electronics, Inc.	400	11,696
National Instruments Corp.	1,558	46,911
OSI Systems, Inc. *	572	37,460
Plexus Corp. *	900	35,568
Sanmina Corp. *	900	21,042
SYNNEX Corp.	735	68,054
TE Connectivity Ltd.	10,639	658,767
Tech Data Corp. *	1,300	99,801
Trimble Navigation Ltd. *	5,941	147,337
VeriFone Systems, Inc. *	2,891	81,642
Vishay Intertechnology, Inc. @	4,130	50,427
Zebra Technologies Corp., Class A @*	674	46,506
		4,131,177
Energy Equipment & Services — 0.7%
Archrock, Inc.	1,688	13,504
Atwood Oceanics, Inc. @	1,100	10,087
Baker Hughes, Inc.	10,910	478,185
Bristow Group, Inc. @	1,083	20,490
Cameron International Corp. *	6,292	421,879
CARBO Ceramics, Inc. @	300	4,260
Core Laboratories NV @	1,566	176,034
Diamond Offshore Drilling, Inc. @	1,386	30,118
Dril-Quip, Inc. *	900	54,504
Era Group, Inc. *	400	3,752
Exterran Corp. *	844	13,048
FMC Technologies, Inc. *	8,904	243,613
Forum Energy Technologies, Inc. @*	1,368	18,058
Gulfmark Offshore, Inc., Class A *	600	3,702
Halliburton Co.	8,524	304,477
Helix Energy Solutions Group, Inc. *	2,643	14,801
Helmerich & Payne, Inc. @	1,822	106,988
Hornbeck Offshore Services, Inc. *	900	8,937
McDermott International, Inc. *	6,400	26,176
Nabors Industries Ltd.	8,800	80,960
National Oilwell Varco, Inc. @	3,190	99,209
Noble Corp. PLC @	5,783	59,854
Oceaneering International, Inc.	3,600	119,664
Oil States International, Inc. *	1,400	44,128
Pacific Drilling SA *	27	13
Patterson-UTI Energy, Inc.	4,300	75,766
Rowan Cos. PLC, Class A	2,805	45,160
RPC, Inc. @	2,914	41,321
Schlumberger Ltd.	24,594	1,813,807
SEACOR Holdings, Inc. *	500	27,225
Superior Energy Services, Inc.	2,568	34,386
Tidewater, Inc. @	1,400	9,562
Transocean Ltd. @	7,035	64,300
Unit Corp. *	1,300	11,453
US Silica Holdings, Inc.	212	4,817
Weatherford International PLC *	13,472	104,812
		4,589,050
Food & Staples Retailing — 2.4%
Andersons, Inc. (The)	486	15,265
Casey's General Stores, Inc.	1,701	192,757
Costco Wholesale Corp.	17,536	2,763,323
CVS Health Corp.	35,916	3,725,567
Fresh Market, Inc. (The) *	1,100	31,383
Kroger Co. (The)	43,800	1,675,350
PriceSmart, Inc.	600	50,748
Rite Aid Corp. *	44,924	366,130
Sprouts Farmers Market, Inc. *	3,616	105,009
SUPERVALU, Inc. *	5,600	32,256
Sysco Corp.	20,679	966,330
United Natural Foods, Inc. *	1,400	56,420
Wal-Mart Stores, Inc.	64,795	4,437,809
Walgreens Boots Alliance, Inc.	17,529	1,476,643
Weis Markets, Inc.	600	27,036
Whole Foods Market, Inc.	11,307	351,761
		16,273,787
Food Products — 1.5%
Archer-Daniels-Midland Co.	9,027	327,770
B&G Foods, Inc.	2,070	72,057
Bunge Ltd.	2,811	159,299
Cal-Maine Foods, Inc. @	1,089	56,530
Campbell Soup Co. @	8,657	552,230
ConAgra Foods, Inc.	3,427	152,913
Darling Ingredients, Inc. *	3,337	43,948
Dean Foods Co. @	2,592	44,893
Flowers Foods, Inc. @	5,407	99,813
Fresh Del Monte Produce, Inc. @	1,100	46,277
General Mills, Inc.	25,922	1,642,159
Hain Celestial Group, Inc. (The) *	2,595	106,161
Hershey Co. (The) @	7,200	663,048
Hormel Foods Corp. @	9,190	397,376
Ingredion, Inc.	2,264	241,773
J&J Snack Foods Corp.	457	49,484
J.M. Smucker Co. (The)	1,960	254,486
Kellogg Co.	10,539	806,760
Kraft Heinz Co. (The)	7,034	552,591
Lancaster Colony Corp.	722	79,832
McCormick & Co., Inc.	4,223	420,104
Mead Johnson Nutrition Co.	6,782	576,267
Mondelez International, Inc., Class A	42,315	1,697,678
Pilgrim's Pride Corp. @*	1,700	43,180
Pinnacle Foods, Inc.	2,813	125,685
Post Holdings, Inc. *	943	64,850
Sanderson Farms, Inc.	839	75,661
Snyders-Lance, Inc.	1,354	42,624
Tootsie Roll Industries, Inc. @	340	11,876
TreeHouse Foods, Inc. *	1,116	96,813
Tyson Foods, Inc., Class A	7,859	523,881
WhiteWave Foods Co., Class A @*	5,574	226,523
		10,254,542
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	218,675
Atmos Energy Corp.	3,300	245,058
Laclede Group, Inc. (The)	963	65,243
National Fuel Gas Co. @	2,000	100,100
New Jersey Resources Corp.	2,300	83,789
ONE Gas, Inc.	1,600	97,760
Piedmont Natural Gas Co., Inc.	2,300	137,609
Questar Corp.	5,200	128,960
South Jersey Industries, Inc.	1,600	45,520
Southwest Gas Corp.	1,343	88,436
UGI Corp.	5,299	213,497
WGL Holdings, Inc.	1,400	101,318
		1,525,965
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	27,930	1,168,312
ABIOMED, Inc. @*	957	90,733
Alere, Inc. *	2,200	111,342
Align Technology, Inc. *	2,300	167,187
Baxter International, Inc.	18,859	774,728
Becton Dickinson & Co.	4,072	618,211

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Boston Scientific Corp. *	12,299	$231,344
Cantel Medical Corp.	1,074	76,641
Cooper Companies, Inc. (The)	670	103,160
CR Bard, Inc.	3,279	664,555
DENTSPLY SIRONA, Inc.	5,559	342,601
DexCom, Inc. *	883	59,964
Edwards Lifesciences Corp. *	6,748	595,241
Globus Medical, Inc., Class A @*	1,500	35,625
Haemonetics Corp. *	1,000	34,980
Halyard Health, Inc. *	1,856	53,323
Hill-Rom Holdings, Inc.	1,206	60,662
Hologic, Inc. *	6,826	235,497
Idexx Laboratories, Inc. @*	3,159	247,413
Integra LifeSciences Holdings Corp. *	800	53,888
Intuitive Surgical, Inc. *	800	480,840
LivaNova PLC *	1,115	60,188
Masimo Corp. *	1,500	62,760
Medtronic PLC	21,447	1,608,525
Neogen Corp. *	167	8,408
NuVasive, Inc. *	1,369	66,602
ResMed, Inc. @	4,096	236,831
SeaSpine Holdings Corp. *	266	3,894
St. Jude Medical, Inc.	10,312	567,160
STERIS PLC @	1,900	134,995
Stryker Corp.	9,724	1,043,288
Teleflex, Inc.	764	119,956
Varian Medical Systems, Inc. @*	3,805	304,476
West Pharmaceutical Services, Inc.	1,773	122,904
Zimmer Biomet Holdings, Inc.	1,786	190,441
		10,736,675
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. @*	872	48,056
Aetna, Inc.	10,865	1,220,683
Air Methods Corp. @*	1,200	43,464
AmerisourceBergen Corp.	3,763	325,688
AMN Healthcare Services, Inc. *	1,200	40,332
Amsurg Corp. *	1,696	126,522
Anthem, Inc.	5,894	819,207
Brookdale Senior Living, Inc. *	3,601	57,184
Cardinal Health, Inc.	13,412	1,099,113
Centene Corp. *	5,468	336,689
Chemed Corp. @	690	93,461
CIGNA Corp.	8,271	1,135,112
Community Health Systems, Inc. *	4,567	84,535
DaVita HealthCare Partners, Inc. *	5,442	399,334
Envision Healthcare Holdings, Inc. *	4,964	101,266
ExamWorks Group, Inc. @*	300	8,868
Express Scripts Holding Co. @*	21,531	1,478,964
HCA Holdings, Inc. *	10,531	821,945
Healthsouth Corp.	3,958	148,940
Henry Schein, Inc. @*	2,586	446,421
Humana, Inc.	3,785	692,466
Kindred Healthcare, Inc.	1,371	16,932
Laboratory Corp. of America Holdings *	1,918	224,655
LifePoint Health, Inc. *	1,533	106,160
Magellan Health, Inc. *	708	48,094
McKesson Corp.	9,082	1,428,144
Mednax, Inc. *	2,900	187,398
Molina Healthcare, Inc. @*	1,439	92,801
Owens & Minor, Inc. @	1,695	68,512
Patterson Cos., Inc. @	2,215	103,064
Premier, Inc., Class A *	455	15,179
Quest Diagnostics, Inc.	4,415	315,452
Select Medical Holdings Corp. @	2,804	33,115
Surgical Care Affiliates, Inc. *	206	9,534
Team Health Holdings, Inc. @*	3,194	133,541
Tenet Healthcare Corp. @*	4,329	125,238
UnitedHealth Group, Inc.	37,090	4,780,901
Universal Health Services, Inc., Class B	3,403	424,422
VCA, Inc. *	2,228	128,533
WellCare Health Plans, Inc. *	1,103	102,303
		17,872,228
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. @*	5,500	72,655
athenahealth, Inc. @*	1,248	173,197
Cerner Corp. *	9,114	482,678
HMS Holdings Corp. *	549	7,878
IMS Health Holdings, Inc. *	4,116	109,280
Veeva Systems, Inc., Class A *	1,900	47,576
		893,264
Hotels, Restaurants & Leisure — 2.9%
Aramark	8,191	271,286
Belmond Ltd., Class A *	1,547	14,681
Bloomin' Brands, Inc.	4,402	74,262
Bob Evans Farms, Inc.	800	37,352
Brinker International, Inc.	2,399	110,234
Buffalo Wild Wings, Inc. @*	843	124,865
Carnival Corp.	7,911	417,463
Cheesecake Factory, Inc. (The)	1,877	99,650
Chipotle Mexican Grill, Inc. @*	1,200	565,164
Choice Hotels International, Inc.	1,000	54,050
Churchill Downs, Inc.	115	17,006
ClubCorp Holdings, Inc.	110	1,544
Cracker Barrel Old Country Store, Inc. @	1,060	161,830
Darden Restaurants, Inc.	2,462	163,231
Diamond Resorts International, Inc. @*	1,666	40,484
DineEquity, Inc.	590	55,124
Domino's Pizza, Inc.	1,990	262,401
Dunkin' Brands Group, Inc. @	2,994	141,227
Fiesta Restaurant Group, Inc. *	484	15,866
Hilton Worldwide Holdings, Inc.	11,091	249,769
Hyatt Hotels Corp., Class A *	300	14,847
International Game Technology PLC	1,437	26,225
Interval Leisure Group, Inc. @	974	14,065
J Alexander S Holdings, Inc. *	400	4,224
Jack in the Box, Inc.	1,879	120,012
Krispy Kreme Doughnuts, Inc. *	1,700	26,503
La Quinta Holdings, Inc. @*	615	7,688
Las Vegas Sands Corp.	18,663	964,504
Marriott International, Inc., Class A @	6,366	453,132
Marriott Vacations Worldwide Corp.	295	19,912
McDonald's Corp.	45,687	5,741,942
MGM Resorts International *	11,853	254,128
Norwegian Cruise Line Holdings Ltd. *	4,276	236,420
Panera Bread Co., Class A @*	1,166	238,832
Papa John's International, Inc. @	1,461	79,172
Pinnacle Entertainment, Inc. *	112	3,931
Royal Caribbean Cruises Ltd.	3,973	326,382
Scientific Games Corp., Class A @*	1,400	13,202
SeaWorld Entertainment, Inc. @	2,000	42,120
Six Flags Entertainment Corp.	2,952	163,806
Sonic Corp.	1,700	59,772
Starbucks Corp.	70,918	4,233,805
Starwood Hotels & Resorts Worldwide, Inc.	7,200	600,696
Texas Roadhouse, Inc. @	1,857	80,928
Vail Resorts, Inc.	1,332	178,088
Wendy's Co. (The)	7,777	84,692
Wyndham Worldwide Corp.	4,979	380,545

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Wynn Resorts Ltd. @	2,638	$246,468
Yum! Brands, Inc.	20,879	1,708,946
		19,202,476
Household Durables — 0.5%
CalAtlantic Group, Inc.	1,929	64,467
DR Horton, Inc.	6,639	200,697
Garmin Ltd.	2,389	95,465
GoPro, Inc. @*	1,515	18,119
Harman International Industries, Inc.	2,025	180,306
Helen of Troy Ltd. @*	818	84,819
Jarden Corp. *	1,513	89,191
KB Home @	922	13,166
La-Z-Boy, Inc.	1,500	40,110
Leggett & Platt, Inc.	4,900	237,160
Lennar Corp., Class A @	3,700	178,932
Lennar Corp., Class B	329	12,736
Meritage Homes Corp. *	900	32,814
Mohawk Industries, Inc. *	1,413	269,742
Newell Rubbermaid, Inc.	10,190	451,315
NVR, Inc. *	159	275,452
PulteGroup, Inc.	7,896	147,734
Taylor Morrison Home Corp., Class A *	469	6,622
Tempur Sealy International, Inc. @*	2,741	166,625
Toll Brothers, Inc. *	2,700	79,677
TopBuild Corp. *	1,706	50,737
Tupperware Brands Corp. @	2,245	130,165
Whirpool Corp.	2,639	475,917
		3,301,968
Household Products — 2.1%
Church & Dwight Co., Inc.	5,394	497,219
Clorox Co. (The)	5,655	712,869
Colgate-Palmolive Co.	42,125	2,976,131
Energizer Holdings, Inc.	1,400	56,714
HRG Group, Inc. *	742	10,336
Kimberly-Clark Corp.	17,248	2,320,028
Procter & Gamble Co. (The)	90,380	7,439,178
Spectrum Brands Holdings, Inc. @	817	89,282
WD-40 Co.	151	16,310
		14,118,067
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	275,495
Calpine Corp. *	10,515	159,512
Dynegy, Inc. *	1,700	24,429
NRG Energy, Inc.	5,265	68,498
NRG Yield, Inc., Class A @	475	6,446
NRG Yield, Inc., Class C	475	6,764
Pattern Energy Group, Inc. @	560	10,679
Talen Energy Corp. *	2,558	23,022
		574,845
Industrial Conglomerates — 1.7%
3M Co.	30,008	5,000,233
Carlisle Cos., Inc.	1,404	139,698
Danaher Corp.	11,945	1,133,103
General Electric Co.	157,440	5,005,017
Raven Industries, Inc. @	939	15,043
Roper Technologies, Inc.	2,300	420,371
		11,713,465
Insurance — 1.8%
Aflac, Inc.	7,309	461,490
Alleghany Corp. *	225	111,645
Allied World Assurance Co., Holdings Ltd.	2,343	81,864
Allstate Corp. (The)	8,035	541,318
American Equity Investment Life Holding Co. @	3,500	58,800
American Financial Group, Inc.	1,252	88,103
American International Group, Inc.	15,145	818,587
American National Insurance Co.	317	36,613
Amtrust Financial Services, Inc. @	2,204	57,040
Aon PLC	8,957	935,559
Arch Capital Group Ltd. *	599	42,589
Arthur J Gallagher & Co.	3,180	141,446
Aspen Insurance Holdings Ltd.	2,100	100,170
Assurant, Inc.	1,504	116,034
Assured Guaranty Ltd.	4,900	123,970
Axis Capital Holdings Ltd.	1,600	88,736
Brown & Brown, Inc.	3,200	114,560
Chubb Ltd.	6,815	812,007
Cincinnati Financial Corp.	2,315	151,308
CNO Financial Group, Inc. @	5,300	94,976
Endurance Specialty Holdings Ltd.	1,350	88,209
Enstar Group Ltd. @*	300	48,774
Erie Indemnity Co., Class A	1,030	95,780
Everest Re Group Ltd.	325	64,165
First American Financial Corp.	3,390	129,193
FNF Group	3,562	120,752
Genworth Financial, Inc., Class A *	9,167	25,026
Hanover Insurance Group, Inc. (The)	1,273	114,850
Hartford Financial Services Group, Inc.	6,636	305,787
Kemper Corp.	1,200	35,484
Lincoln National Corp.	2,358	92,434
Loews Corp.	1,976	75,602
Markel Corp. *	100	89,157
Marsh & McLennan Cos., Inc.	20,018	1,216,894
MBIA, Inc. *	3,900	34,515
Mercury General Corp.	800	44,400
MetLife, Inc.	11,744	516,031
Old Republic International Corp.	5,675	103,739
Primerica, Inc. @	1,400	62,342
Principal Financial Group, Inc.	6,395	252,283
ProAssurance Corp.	1,800	91,080
Progressive Corp. (The)	17,568	617,340
Prudential Financial, Inc.	3,301	238,398
Reinsurance Group of America, Inc.	777	74,786
RenaissanceRe Holdings Ltd.	923	110,603
RLI Corp.	1,000	66,860
Selective Insurance Group, Inc.	100	3,661
Torchmark Corp.	1,506	81,565
Travelers Companies, Inc. (The)	13,042	1,522,132
Unum Group	2,500	77,300
Validus Holdings Ltd.	1,687	79,610
Willis Towers Watson PLC	3,488	413,886
WR Berkley Corp.	2,531	142,242
XL Group PLC	1,820	66,976
		12,078,671
Internet & Catalog Retail — 2.4%
Amazon.com, Inc. *	19,686	11,686,397
Expedia, Inc.	1,572	169,493
Groupon, Inc. *	7,600	30,324
HSN, Inc.	1,490	77,942
Lands' End, Inc. @*	357	9,107
Liberty Interactive Corp. QVC Group, Class A *	9,939	250,960
Liberty TripAdvisor Holdings, Inc., Class A *	2,162	47,910
Liberty Ventures, Series A *	3,575	139,854
Netflix, Inc. @*	6,578	672,469
Priceline Group, Inc. (The) *	2,084	2,686,193

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued)
Shutterfly, Inc. *	562	$26,060
TripAdvisor, Inc. *	2,215	147,297
		15,944,006
Internet Software & Services — 3.0%
Akamai Technologies, Inc. @*	5,452	302,968
Alphabet, Inc., Class A *	7,345	5,603,500
Alphabet, Inc., Class C *	7,759	5,780,067
Bankrate, Inc. *	1,027	9,418
Cimpress NV @*	1,180	107,014
comScore, Inc. @*	867	26,045
CoStar Group, Inc. *	401	75,456
eBay, Inc. *	45,834	1,093,599
Envestnet, Inc. @*	90	2,448
Facebook, Inc., Class A *	53,477	6,101,726
IAC/InterActiveCorp	2,053	96,655
j2 Global, Inc.	1,413	87,012
LinkedIn Corp., Class A *	913	104,402
NIC, Inc.	1,910	34,437
Rackspace Hosting, Inc. *	4,221	91,131
Shutterstock, Inc. @*	191	7,015
Twitter, Inc. @*	5,571	92,200
VeriSign, Inc. @*	3,800	336,452
Web.com Group, Inc. *	1,185	23,487
WebMD Health Corp. @*	1,117	69,958
Yahoo!, Inc. *	6,304	232,050
Zillow Group, Inc. @*	872	20,693
Zillow Group, Inc., Class A @*	436	11,140
		20,308,873
IT Services — 4.7%
Accenture PLC, Class A	31,105	3,589,517
Acxiom Corp. *	2,292	49,140
Alliance Data Systems Corp. *	2,927	643,940
Amdocs Ltd.	2,698	163,013
Automatic Data Processing, Inc.	18,744	1,681,524
Blackhawk Network Holdings, Inc. *	1,743	59,785
Booz Allen Hamilton Holding Corp.	5,575	168,811
Broadridge Financial Solutions, Inc.	5,758	341,507
CACI International, Inc., Class A *	756	80,665
Cardtronics, Inc. @*	1,505	54,165
Cognizant Technology Solutions Corp., Class A *	18,484	1,158,947
Computer Sciences Corp.	4,262	146,570
Convergys Corp. @	3,200	88,864
CoreLogic, Inc. *	3,207	111,283
CSRA, Inc.	2,749	73,948
DST Systems, Inc.	1,587	178,966
EPAM Systems, Inc. *	1,405	104,911
Euronet Worldwide, Inc. *	1,400	103,754
ExlService Holdings, Inc. *	546	28,283
Fidelity National Information Services, Inc.	6,127	387,900
Fiserv, Inc. *	9,400	964,252
FleetCor Technologies, Inc. *	2,330	346,588
Gartner, Inc., Class A *	2,845	254,201
Genpact Ltd. *	4,492	122,137
Global Payments, Inc.	6,458	421,707
Heartland Payment Systems, Inc.	1,360	131,335
International Business Machines Corp.	45,615	6,908,392
Jack Henry & Associates, Inc.	3,000	253,710
Leidos Holdings, Inc.	1,490	74,977
Mastercard, Inc., Class A	48,636	4,596,102
MAXIMUS, Inc.	3,001	157,973
NeuStar, Inc., Class A @*	1,900	46,740
Paychex, Inc.	14,712	794,595
PayPal Holdings, Inc. *	14,230	549,278
Sabre Corp.	5,211	150,702
Science Applications International Corp.	1,571	83,797
Syntel, Inc. *	1,200	59,916
Teradata Corp. *	2,871	75,335
Total System Services, Inc.	6,258	297,756
Unisys Corp. @*	917	7,061
Vantiv, Inc., Class A *	6,385	344,024
Visa, Inc., Class A @	63,679	4,870,170
Western Union Co. (The) @	23,670	456,594
WEX, Inc. *	1,363	113,620
Xerox Corp.	20,792	232,039
		31,528,494
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,766	132,713
Hasbro, Inc. @	4,346	348,114
Mattel, Inc. @	10,566	355,229
Polaris Industries, Inc. @	2,893	284,903
Vista Outdoor, Inc. *	1,760	91,361
		1,212,320
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	7,000	278,950
Bio-Rad Laboratories, Inc., Class A *	600	82,032
Bio-Techne Corp.	886	83,745
Bruker Corp.	2,422	67,816
Charles River Laboratories International, Inc. *	1,850	140,489
Illumina, Inc. *	4,674	757,702
Mettler-Toledo International, Inc. *	1,316	453,704
Parexel International Corp. *	2,045	128,283
PerkinElmer, Inc.	2,130	105,350
Quintiles Transnational Holdings, Inc. *	2,421	157,607
Thermo Fisher Scientific, Inc.	8,283	1,172,790
Waters Corp. *	2,500	329,800
		3,758,268
Machinery — 1.8%
Actuant Corp., Class A	1,508	37,263
AGCO Corp.	2,007	99,748
Allison Transmission Holdings, Inc.	6,306	170,136
Barnes Group, Inc.	800	28,024
Caterpillar, Inc. @	23,611	1,807,186
Chart Industries, Inc. *	663	14,400
CLARCOR, Inc.	1,500	86,685
Colfax Corp. @*	1,602	45,801
Crane Co.	1,500	80,790
Cummins, Inc.	6,062	666,456
Deere & Co. @	15,657	1,205,432
Donaldson Co., Inc. @	5,304	169,251
Dover Corp.	5,767	370,991
EnPro Industries, Inc.	200	11,536
Flowserve Corp. @	5,027	223,249
Graco, Inc.	2,723	228,623
Greenbrier Cos., Inc. (The) @	500	13,820
Harsco Corp.	2,911	15,865
Hillenbrand, Inc.	1,890	56,606
Hyster-Yale Materials Handling, Inc.	300	19,980
IDEX Corp.	2,500	207,200
Illinois Tool Works, Inc.	15,547	1,592,635
Ingersoll-Rand PLC	7,939	492,297
ITT Corp.	2,181	80,457
Joy Global, Inc. @	2,250	36,158
Kennametal, Inc.	2,100	47,229
Lincoln Electric Holdings, Inc.	2,291	134,184
Manitowoc Co., Inc. (The)	5,372	23,261

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Manitowoc Foodservice, Inc. @*	5,372	$79,183
Middleby Corp. *	1,500	160,155
Mueller Industries, Inc.	1,390	40,894
Mueller Water Products, Inc., Class A	5,028	49,677
Nordson Corp.	2,147	163,258
Oshkosh Corp. @	2,000	81,740
PACCAR, Inc.	13,736	751,222
Parker Hannifin Corp.	4,653	516,855
Pentair PLC @	3,417	185,406
Proto Labs, Inc. @*	473	36,464
RBC Bearings, Inc. *	421	30,842
Rexnord Corp. *	3,100	62,682
Snap-On, Inc.	1,800	282,582
SPX Corp.	700	10,514
SPX FLOW, Inc. *	700	17,556
Stanley Black & Decker, Inc.	4,505	473,971
Terex Corp.	2,693	67,002
Timken Co., (The)	1,644	55,058
Toro Co. (The)	2,327	200,401
Trimas Corp. *	1,468	25,719
Trinity Industries, Inc.	4,800	87,888
WABCO Holdings, Inc. *	2,200	235,224
Wabtec Corp. @	3,000	237,870
Watts Water Technologies, Inc., Class A	400	22,052
Woodward, Inc.	1,750	91,035
Xylem, Inc.	5,878	240,410
		12,170,923
Marine — 0.0%
Kirby Corp. *	1,600	96,464
Matson, Inc.	1,600	64,272
		160,736
Media — 3.6%
AMC Networks, Inc., Class A *	1,925	125,010
Cable One, Inc.	211	92,234
Cablevision Systems Corp., Class A	8,100	267,300
CBS Corp., Class A	1,116	65,180
CBS Corp., Class B	17,252	950,413
Charter Communications, Inc., Class A @*	2,744	555,468
Cinemark Holdings, Inc.	4,417	158,261
Clear Channel Outdoor Holdings, Inc., Class A @	1,565	7,356
Comcast Corp., Class A	99,616	6,084,545
Cumulus Media, Inc., Class A *	2,209	1,026
Discovery Communications, Inc., Class A @*	5,911	169,232
Discovery Communications, Inc., Class C *	10,813	291,951
DISH Network Corp., Class A *	10,182	471,019
DreamWorks Animation SKG, Inc., Class A *	1,400	34,930
Gannett Co., Inc.	3,120	47,237
Interpublic Group of Cos., Inc. (The)	14,910	342,185
John Wiley & Sons, Inc., Class A	1,300	63,557
Liberty Broadband Corp., Class A *	315	18,320
Liberty Broadband Corp., Class C *	1,091	63,223
Liberty Media Corp. *	1,263	48,790
Liberty Media Corp. Series C *	1,178	44,870
Lions Gate Entertainment Corp. @	1,264	27,618
Live Nation Entertainment, Inc. *	3,494	77,951
Loral Space & Communications, Inc. *	173	6,077
Madison Square Garden Co. (The), Class A *	547	90,999
Meredith Corp.	900	42,750
MSG Networks, Inc., Class A *	1,643	28,407
New York Times Co. (The), Class A	701	8,734
News Corp., Class A	6,361	81,230
News Corp., Class B @	1,525	20,206
Nexstar Broadcasting Group, Inc., Class A	900	39,843
Omnicom Group, Inc. @	11,518	958,643
Regal Entertainment Group, Class A @	2,586	54,668
Scripps Networks Interactive, Inc., Class A @	3,567	233,639
Sinclair Broadcast Group, Inc., Class A @	2,200	67,650
Sirius XM Holdings, Inc. @*	84,171	332,475
Starz - Liberty Capital, Class A *	3,657	96,289
TEGNA, Inc.	6,935	162,695
Time Warner Cable, Inc.	8,458	1,730,676
Time Warner, Inc.	24,747	1,795,395
Time, Inc.	2,965	45,780
Twenty-First Century Fox, Inc.	39,844	1,110,851
Twenty-First Century Fox, Inc., Class B	13,319	375,596
Viacom, Inc., Class A @	294	13,318
Viacom, Inc., Class B	17,372	717,116
Walt Disney Co. (The)	62,435	6,200,420
		24,221,133
Metals & Mining — 0.3%
Alcoa, Inc. @	18,966	181,694
Allegheny Technologies, Inc. @	3,100	50,530
Carpenter Technology Corp.	1,500	51,345
Commercial Metals Co.	3,500	59,395
Compass Minerals International, Inc. @	1,484	105,156
Freeport-McMoRan, Inc.	13,294	137,460
Newmont Mining Corp.	11,078	294,453
Nucor Corp.	6,200	293,260
Reliance Steel & Aluminum Co.	2,000	138,380
Royal Gold, Inc. @	1,700	87,193
Southern Copper Corp. @	6,389	177,039
Steel Dynamics, Inc.	4,400	99,044
Stillwater Mining Co. @*	1,623	17,285
SunCoke Energy, Inc.	1,575	10,238
TimkenSteel Corp. @	1,300	11,830
United States Steel Corp. @	2,823	45,309
Worthington Industries, Inc.	1,249	44,515
		1,804,126
Multi-Utilities — 1.0%
Alliant Energy Corp.	4,546	337,677
Ameren Corp.	6,985	349,948
Avista Corp.	1,800	73,404
Black Hills Corp.	1,300	78,169
Centerpoint Energy, Inc.	11,464	239,827
CMS Energy Corp. @	9,645	409,334
Consolidated Edison, Inc.	8,255	632,498
Dominion Resources, Inc.	18,287	1,373,719
DTE Energy Co.	5,100	462,366
MDU Resources Group, Inc.	5,125	99,733
NiSource, Inc.	9,152	215,621
NorthWestern Corp.	1,200	74,100
Public Service Enterprise Group, Inc.	16,470	776,396
SCANA Corp.	3,636	255,065
Sempra Energy	5,954	619,514
TECO Energy, Inc.	6,551	180,349
Vectren Corp.	2,300	116,288
WEC Energy Group, Inc.	7,815	469,447
		6,763,455
Multiline Retail — 0.8%
Big Lots, Inc. @	1,950	88,315
Dillard's, Inc., Class A @	915	77,693
Dollar General Corp.	11,236	961,801
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail (Continued)
Dollar Tree, Inc. *	4,767	$393,087
J.C. Penney Co., Inc. @*	4,700	51,982
Kohl's Corp.	8,612	401,405
Macy's, Inc.	16,408	723,429
Nordstrom, Inc. @	6,801	389,085
Target Corp.	27,581	2,269,365
		5,356,162
Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	4,704	219,065
Apache Corp.	2,685	131,055
Bonanza Creek Energy, Inc. @*	1,179	1,875
Cabot Oil & Gas Corp.	3,738	84,890
California Resources Corp.	12,493	12,868
Carrizo Oil & Gas, Inc. *	700	21,644
Cheniere Energy, Inc. @*	6,794	229,841
Chesapeake Energy Corp. @	13,417	55,278
Chevron Corp.	29,510	2,815,254
Cimarex Energy Co.	1,115	108,456
Cobalt International Energy, Inc. *	7,771	23,080
Columbia Pipeline Group, Inc.	6,052	151,905
Concho Resources, Inc. @*	1,061	107,203
ConocoPhillips	13,178	530,678
CONSOL Energy, Inc. @	3,600	40,644
CVR Energy, Inc.	600	15,660
Delek US Holdings, Inc.	1,900	28,956
Denbury Resources, Inc. @	5,421	12,035
Devon Energy Corp.	3,642	99,936
Diamondback Energy, Inc. @*	1,695	130,820
Energen Corp.	1,542	56,422
EnLink Midstream LLC @	1,100	12,375
EOG Resources, Inc.	18,020	1,307,892
EQT Corp.	3,577	240,589
Exxon Mobil Corp.	103,601	8,660,008
GasLog Ltd. @	343	3,341
Green Plains, Inc.	300	4,788
Gulfport Energy Corp. *	1,629	46,166
Hess Corp.	2,498	131,520
HollyFrontier Corp.	4,261	150,499
Kinder Morgan, Inc.	17,136	306,049
Kosmos Energy Ltd. @*	3,400	19,788
Laredo Petroleum, Inc. *	1,900	15,067
Marathon Oil Corp.	9,800	109,172
Marathon Petroleum Corp.	25,223	937,791
Matador Resources Co. @*	1,661	31,493
Memorial Resource Development Corp. *	402	4,092
Murphy Oil Corp. @	4,021	101,289
Newfield Exploration Co. *	2,082	69,227
Noble Energy, Inc.	3,741	117,505
Oasis Petroleum, Inc. *	3,512	25,567
Occidental Petroleum Corp.	6,784	464,229
ONEOK, Inc. @	9,360	279,490
Parsley Energy, Inc., Class A @*	3,133	70,806
PBF Energy, Inc., Class A	2,220	73,704
PDC Energy, Inc. *	1,026	60,996
Peabody Energy Corp. @	373	865
Phillips 66	16,304	1,411,763
Pioneer Natural Resources Co.	2,925	411,664
QEP Resources, Inc.	4,300	60,673
Range Resources Corp. @	3,619	117,183
Scorpio Tankers, Inc.	5,186	30,234
SemGroup Corp., Class A	841	18,838
SM Energy Co. @	2,100	39,354
Southwestern Energy Co. @*	5,064	40,866
Spectra Energy Corp.	20,331	622,129
Stone Energy Corp. *	1,499	1,184
Targa Resources Corp.	1,708	51,001
Teekay Corp. @	2,035	17,623
Tesoro Corp.	5,481	471,421
Ultra Petroleum Corp. @*	4,500	2,241
Valero Energy Corp.	19,589	1,256,438
W&T Offshore, Inc. @*	1,700	3,723
Western Refining, Inc.	3,200	93,088
Whiting Petroleum Corp. @*	5,395	43,052
Williams Companies, Inc. (The)	21,318	342,580
World Fuel Services Corp.	1,600	77,728
WPX Energy, Inc. @*	5,710	39,913
		23,274,569
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	81,000
KapStone Paper & Packaging Corp.	2,832	39,223
Louisiana-Pacific Corp. @*	3,743	64,080
Resolute Forest Products, Inc. @*	1,425	7,852
Schweitzer-Mauduit International, Inc.	933	29,371
		221,526
Personal Products — 0.2%
Avon Products, Inc.	11,100	53,391
Coty, Inc., Class A @	3,900	108,537
Edgewell Personal Care Co.	411	33,098
Estee Lauder Companies, Inc. (The), Class A	10,497	989,972
Herbalife Ltd. @*	1,791	110,254
Nu Skin Enterprises, Inc., Class A @	1,688	64,566
Revlon, Inc., Class A *	344	12,525
		1,372,343
Pharmaceuticals — 4.1%
Akorn, Inc. @*	2,127	50,048
Allergan PLC *	5,559	1,489,979
Bristol-Myers Squibb Co.	38,934	2,487,104
Catalent, Inc. *	180	4,801
Eli Lilly & Co.	30,615	2,204,586
Endo International PLC *	1,856	52,246
Horizon Pharma PLC *	2,542	42,121
Impax Laboratories, Inc. *	1,887	60,422
Jazz Pharmaceuticals PLC *	1,878	245,173
Johnson & Johnson	92,832	10,044,422
Lannett Co., Inc. @*	997	17,876
Medicines Co. (The) *	1,632	51,849
Merck & Co., Inc.	90,641	4,795,815
Mylan NV *	7,971	369,456
Nektar Therapeutics @*	635	8,731
Perrigo Co. PLC @	1,701	217,609
Pfizer, Inc.	137,322	4,070,224
Prestige Brands Holdings, Inc. *	1,608	85,851
Taro Pharmaceutical Industries Ltd. *	475	68,044
Zoetis, Inc.	22,643	1,003,764
		27,370,121
Professional Services — 0.4%
Advisory Board Co. (The) *	800	25,800
CEB, Inc.	1,546	100,073
Dun & Bradstreet Corp.	1,200	123,696
Equifax, Inc.	4,110	469,732
FTI Consulting, Inc. *	1,200	42,612
Huron Consulting Group, Inc. *	334	19,435
IHS, Inc., Class A *	1,300	161,408
Korn/Ferry International	800	22,632
Manpowergroup, Inc.	2,190	178,310
Nielsen Holdings PLC	9,430	496,584

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
On Assignment, Inc. *	1,277	$47,147
Robert Half International, Inc.	6,151	286,513
TriNet Group, Inc. *	165	2,368
Verisk Analytics, Inc., Class A *	6,676	533,546
		2,509,856
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	46,657
Altisource Asset Management Corp. *	40	472
Altisource Portfolio Solutions SA @*	400	9,660
CBRE Group, Inc. *	11,902	343,016
Howard Hughes Corp. (The) *	589	62,369
Jones Lang LaSalle, Inc.	1,300	152,516
Kennedy-Wilson Holdings, Inc. @	1,369	29,981
Realogy Holdings Corp. *	5,446	196,655
		841,326
Road & Rail — 0.8%
AMERCO	492	175,797
Avis Budget Group, Inc. *	4,512	123,448
CSX Corp.	23,366	601,675
Genesee & Wyoming, Inc., Class A *	900	56,430
Heartland Express, Inc. @	1,283	23,800
Hertz Global Holdings, Inc. *	19,741	207,873
JB Hunt Transport Services, Inc.	4,393	370,066
Kansas City Southern	2,391	204,311
Knight Transportation, Inc. @	1,500	39,225
Landstar System, Inc. @	1,847	119,335
Norfolk Southern Corp.	9,542	794,371
Old Dominion Freight Line, Inc. @*	2,371	165,069
Ryder System, Inc.	2,122	137,463
Swift Transportation Co. *	3,554	66,211
Union Pacific Corp.	27,490	2,186,829
Werner Enterprises, Inc.	1,200	32,592
		5,304,495
Semiconductors & Semiconductor Equipment — 2.7%
Amkor Technology, Inc. *	246	1,449
Analog Devices, Inc.	5,896	348,984
Applied Materials, Inc.	30,292	641,584
Atmel Corp.	6,868	55,768
Broadcom Ltd.	10,151	1,568,329
Cavium, Inc. @*	704	43,057
Cirrus Logic, Inc. *	1,900	69,179
Cree, Inc. *	3,245	94,429
Cypress Semiconductor Corp. @	9,157	79,300
Entegris, Inc. *	4,137	56,346
Fairchild Semiconductor International, Inc. *	3,875	77,500
First Solar, Inc. *	1,200	82,164
Integrated Device Technology, Inc. *	3,400	69,496
Intel Corp.	196,036	6,341,765
Intersil Corp., Class A	2,035	27,208
Kla-Tencor Corp.	6,527	475,231
Lam Research Corp.	3,562	294,221
Linear Technology Corp.	9,378	417,884
Marvell Technology Group Ltd.	4,100	42,271
Maxim Integrated Products, Inc.	6,609	243,079
Microchip Technology, Inc. @	6,165	297,153
Micron Technology, Inc. *	41,549	435,018
Microsemi Corp. *	1,846	70,720
MKS Instruments, Inc.	1,183	44,540
NVIDIA Corp. @	13,300	473,879
ON Semiconductor Corp. *	13,130	125,917
Power Integrations, Inc.	73	3,625
Qorvo, Inc. @*	1,548	78,035
QUALCOMM, Inc.	28,050	1,434,477
Rambus, Inc. @*	825	11,344
Semtech Corp. *	600	13,194
Silicon Laboratories, Inc. *	600	26,976
Skyworks Solutions, Inc.	7,317	569,994
Synaptics, Inc. *	1,074	85,641
Teradyne, Inc.	4,278	92,362
Tessera Technologies, Inc. @	1,797	55,707
Texas Instruments, Inc.	48,972	2,811,972
Veeco Instruments, Inc. *	312	6,078
Xilinx, Inc.	7,467	354,160
		18,020,036
Software — 4.5%
ACI Worldwide, Inc. *	4,317	89,750
Activision Blizzard, Inc.	16,143	546,279
Adobe Systems, Inc. *	10,163	953,289
ANSYS, Inc. *	2,016	180,351
Aspen Technology, Inc. *	3,599	130,032
Autodesk, Inc. *	2,249	131,139
Blackbaud, Inc.	1,688	106,158
CA, Inc.	9,776	301,003
Cadence Design Systems, Inc. *	10,300	242,874
CDK Global, Inc.	3,937	183,267
Citrix Systems, Inc. *	4,687	368,305
Covisint Corp. *	785	1,570
Electronic Arts, Inc. *	10,474	692,436
Fair Isaac Corp.	1,150	122,004
FireEye, Inc. @*	1,314	23,639
Fortinet, Inc. *	2,008	61,505
Guidewire Software, Inc. *	539	29,365
Intuit, Inc.	11,110	1,155,551
Manhattan Associates, Inc. *	3,523	200,353
Mentor Graphics Corp.	3,300	67,089
Microsoft Corp.	315,137	17,405,017
MicroStrategy, Inc., Class A *	297	53,377
NetSuite, Inc. @*	461	31,574
Nuance Communications, Inc. *	6,700	125,223
Oracle Corp.	110,285	4,511,759
Paycom Software, Inc. @*	932	33,179
Pegasystems, Inc.	704	17,868
PTC, Inc. *	1,940	64,330
Red Hat, Inc. *	5,521	411,370
Rovi Corp. *	1,378	28,263
Salesforce.com, Inc. *	5,823	429,912
ServiceNow, Inc. *	1,883	115,202
Splunk, Inc. @*	1,016	49,713
SS&C Technologies Holdings, Inc. @	958	60,756
Symantec Corp.	14,903	273,917
Synchronoss Technologies, Inc. *	800	25,872
Synopsys, Inc. *	1,900	92,036
Tableau Software, Inc., Class A *	700	32,109
Take-Two Interactive Software, Inc. @*	2,962	111,579
Tyler Technologies, Inc. *	990	127,324
Ultimate Software Group, Inc. *	650	125,775
Verint Systems, Inc. *	1,038	34,649
VMware, Inc. @*	1,425	74,542
Workday, Inc. Class A @*	873	67,081
Zynga, Inc., Class A *	18,104	41,277
		29,929,663
Specialty Retail — 3.8%
Aaron's, Inc.	2,250	56,475
Abercrombie & Fitch Co., Class A	2,500	78,850
Advance Auto Parts, Inc.	3,281	526,076
American Eagle Outfitters, Inc. @	7,250	120,858

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Asbury Automotive Group, Inc. *	1,176	$70,372
Ascena Retail Group, Inc. *	5,534	61,206
AutoNation, Inc. @*	3,240	151,243
AutoZone, Inc. *	1,160	924,160
Bed Bath & Beyond, Inc. @*	8,946	444,079
Best Buy Co., Inc.	10,525	341,431
Buckle, Inc. (The) @	900	30,483
Burlington Stores, Inc. *	3,757	211,294
Cabela's, Inc. @*	1,580	76,930
Carmax, Inc. @*	6,946	354,941
Chico's FAS, Inc.	2,500	33,175
Conn's, Inc. @*	600	7,476
CST Brands, Inc.	3,093	118,431
Dick's Sporting Goods, Inc.	4,100	191,675
DSW, Inc., Class A	2,490	68,824
Express, Inc. *	2,600	55,666
Five Below, Inc. @*	2,400	99,216
Foot Locker, Inc. @	5,009	323,081
GameStop Corp., Class A @	3,588	113,847
Gap, Inc. (The) @	11,172	328,457
Genesco, Inc. *	700	50,575
GNC Holdings, Inc., Class A	3,256	103,378
Group 1 Automotive, Inc.	680	39,909
Guess?, Inc.	1,900	35,663
Hibbett Sports, Inc. @*	557	19,996
Home Depot, Inc. (The)	62,784	8,377,269
L Brands, Inc.	7,995	702,041
Lithia Motors, Inc., Class A	900	78,597
Lowe's Cos., Inc.	45,660	3,458,745
Lumber Liquidators Holdings, Inc. @*	853	11,191
Michaels Companies, Inc. (The) *	699	19,551
Monro Muffler Brake, Inc.	783	55,961
Murphy USA, Inc. *	2,086	128,185
O'Reilly Automotive, Inc. *	4,697	1,285,381
Office Depot, Inc. *	14,200	100,820
Outerwall, Inc. @	1,000	36,990
Penske Auto Group, Inc.	1,318	49,952
Pier 1 Imports, Inc. @	3,200	22,432
Rent-A-Center, Inc.	1,700	26,945
Restoration Hardware Holdings, Inc. @*	1,047	43,869
Ross Stores, Inc.	18,898	1,094,194
Sally Beauty Holdings, Inc. *	5,102	165,203
Select Comfort Corp. @*	1,700	32,963
Signet Jewelers Ltd.	2,400	297,672
Staples, Inc.	5,300	58,459
Tailored Brands, Inc.	1,168	20,907
Tiffany & Co. @	4,018	294,841
TJX Cos., Inc.	32,277	2,528,903
Tractor Supply Co.	6,137	555,153
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	406,854
Urban Outfitters, Inc. *	3,400	112,506
Vitamin Shoppe, Inc. @*	676	20,929
Williams-Sonoma, Inc. @	4,000	218,960
		25,243,240
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc.	2,255	237,632
Coach, Inc.	7,810	313,103
Columbia Sportswear Co. @	258	15,503
Deckers Outdoor Corp. @*	977	58,532
Fossil Group, Inc. @*	2,139	95,014
G-III Apparel Group Ltd. *	1,271	62,139
Hanesbrands, Inc.	17,125	485,323
Iconix Brand Group, Inc. @*	1,972	15,875
Kate Spade & Co. *	3,274	83,552
Lululemon Athletica, Inc. *	3,400	230,214
Michael Kors Holdings Ltd. *	8,573	488,318
NIKE, Inc., Class B	54,656	3,359,704
PVH Corp.	1,250	123,825
Ralph Lauren Corp. @	1,600	154,016
Skechers U.S.A., Inc., Class A *	3,300	100,485
Steven Madden Ltd. *	1,944	72,006
Tumi Holdings, Inc. *	423	11,345
Under Armour, Inc., Class A @*	5,400	458,082
VF Corp.	10,695	692,608
Wolverine World Wide, Inc.	3,200	58,944
		7,116,220
Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	741	11,737
BofI Holding, Inc. @*	2,800	59,752
Capitol Federal Financial, Inc.	4,009	53,159
EverBank Financial Corp.	41	619
New York Community Bancorp, Inc.	5,639	89,660
Ocwen Financial Corp. *	3,425	8,460
PHH Corp. *	405	5,079
TFS Financial Corp.	2,413	41,914
Washington Federal, Inc.	2,947	66,749
		337,129
Tobacco — 1.9%
Altria Group, Inc.	96,309	6,034,722
Philip Morris International, Inc.	50,318	4,936,699
Reynolds American, Inc.	35,960	1,809,147
Vector Group Ltd.	1,596	36,453
		12,817,021
Trading Companies & Distributors — 0.3%
Air Lease Corp. @	2,350	75,482
Applied Industrial Technologies, Inc.	1,164	50,518
Beacon Roofing Supply, Inc. *	1,400	57,414
DXP Enterprises, Inc. *	295	5,180
Fastenal Co. @	11,794	577,906
GATX Corp. @	1,100	52,250
HD Supply Holdings, Inc. *	5,545	183,373
MRC Global, Inc. *	3,000	39,420
MSC Industrial Direct Co., Class A @	1,509	115,152
NOW, Inc. *	2,249	39,852
TAL International Group, Inc. *	773	11,935
Textainer Group Holdings Ltd. @	52	772
United Rentals, Inc. @*	4,687	291,484
Veritiv Corp. @*	226	8,421
Watsco, Inc.	800	107,792
WESCO International, Inc. *	1,300	71,071
WW Grainger, Inc. @	2,476	577,973
		2,265,995
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc. @*	844	12,145
Water Utilities — 0.1%
American States Water Co.	180	7,085
American Water Works Co., Inc. @	4,991	344,029
Aqua America, Inc.	5,762	183,347
		534,461
Wireless Telecommunication Services — 0.1%
Sprint Corp. @*	8,715	30,328
T-Mobile US, Inc. *	9,570	366,531
Telephone & Data Systems, Inc.	2,613	78,625

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
United States Cellular Corp. *	400	$18,276
		493,760
TOTAL COMMON STOCKS
(Identified Cost $357,633,323)		640,028,920

RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR **§~*	1,858	2,062
Consumer Discretionary — 0.0%
Safeway Casa Ley CVR **@§~*	10,610	10,768
Safeway PDC, LLC CVR **§~*	10,610	518
		11,286
Health Care Providers & Services — 0.0%
Health Systems, Inc., CVR *	7,172	43
TOTAL RIGHTS AND WARRANTS
(Identified Cost $13,814)		13,391

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,543,430	27,210,676
TOTAL MUTUAL FUNDS
(Identified Cost $20,329,414)		27,210,676

SHORT-TERM INVESTMENTS — 5.0%
Investment Companies — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,110,000	1,110,000
		1,110,001
Collateral For Securities On Loan — 4.8%
State Street Navigator Securities Lending Prime Portfolio	32,236,932	32,236,932
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $33,346,933)		33,346,933
Total Investments — 104.7%
(Identified Cost $411,323,484)#		700,599,920

Liabilities, Less Cash and Other Assets — (4.7%)		(31,482,223)
Net Assets — 100.0%		$669,117,697

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of March 31, 2016, the market value of the securities on loan was $41,779,997.
**	Contingent value rights based on future performance.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupted/delisted security.
#	At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $411,323,484. Net unrealized appreciation aggregated $289,276,436 of which $298,203,215 related to appreciated investment securities and $8,926,779 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Right

See notes to schedules of investments

SA U.S. Core Market Fund

March 31, 2016
Portfolio Sectors (% of portfolio market value)* (Unaudited)

Sector	Percentage
Information Technology	21.0%
Consumer Discretionary	16.8%
Health Care	12.7%
Financials	12.6%
Industrials	11.8%
Consumer Staples	11.0%
Energy	4.2%
Materials	3.5%
Utilities	3.3%
Telecommunication Services	3.1%
100.0%

*       Excludes Short-Term Investments

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.1%
L-3 Communications Holdings, Inc.	11,297	$1,338,694
Northrop Grumman Corp.	15,202	3,008,476
Orbital ATK, Inc.	2,155	187,356
Textron, Inc.	32,409	1,181,632
		5,716,158
Air Freight & Logistics — 0.7%
FedEx Corp.	22,111	3,597,902
Airlines — 1.3%
JetBlue Airways Corp. *	61,307	1,294,804
Southwest Airlines Co.	105,608	4,731,238
United Continental Holdings, Inc. *	7,988	478,162
		6,504,204
Auto Components — 0.3%
BorgWarner, Inc. @	2,978	114,355
Goodyear Tire & Rubber Co. (The)	30,139	993,984
Johnson Controls, Inc.	11,631	453,260
Visteon Corp. @	2,649	210,834
		1,772,433
Automobiles — 2.1%
Ford Motor Co.	419,903	5,668,691
General Motors Co.	158,398	4,978,449
		10,647,140
Beverages — 0.3%
Molson Coors Brewing Co., Class B	14,351	1,380,279
Building Products — 0.2%
Owens Corning	19,528	923,284
Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	84,909	3,127,199
BlackRock, Inc.	1,121	381,779
E*Trade Financial Corp. *	15,035	368,207
Goldman Sachs Group, Inc. (The)	31,876	5,003,895
Invesco Ltd.	6,930	213,236
Legg Mason, Inc.	14,350	497,658
Morgan Stanley	80,814	2,021,158
State Street Corp.	11,714	685,503
		12,298,635
Chemicals — 1.0%
Airgas, Inc.	3,142	445,033
Albemarle Corp. @	996	63,674
Ashland, Inc.	10,777	1,185,039
CF Industries Holdings, Inc.	13,898	435,563
Dow Chemical Co. (The)	18,037	917,362
Eastman Chemical Co.	14,167	1,023,283
Mosaic Co. (The) @	46,665	1,259,955
		5,329,909
Commercial Banks — 9.6%
Bank of America Corp.	401,196	5,424,170
BB&T Corp.	39,975	1,329,968
BOK Financial Corp. @	765	41,784
CIT Group, Inc.	9,004	279,394
Citigroup, Inc.	177,068	7,392,589
Comerica, Inc.	6,521	246,950
Fifth Third Bancorp	106,867	1,783,610
Huntington Bancshares, Inc.	65,394	623,859
Investors Bancorp, Inc. @	1,900	22,116
JPMorgan Chase & Co.	291,284	17,249,838
KeyCorp	42,678	471,165
M&T Bank Corp.	5,838	648,018
PacWest Bancorp @	5,207	193,440
People's United Financial, Inc. @	5,834	92,936
PNC Financial Services Group, Inc. (The)	36,349	3,074,035
Regions Financial Corp.	155,307	1,219,160
SunTrust Banks, Inc.	34,538	1,246,131
Synovus Financial Corp.	850	24,574
Wells Fargo & Co.	139,481	6,745,301
Zions Bancorp @	26,351	637,958
		48,746,996
Commercial Services & Supplies — 1.0%
ADT Corp. (The)	29,352	1,211,064
KAR Auction Services, Inc.	3,007	114,687
Republic Services, Inc.	59,799	2,849,422
Waste Connections, Inc.	13,797	891,148
		5,066,321
Communications Equipment — 2.7%
ARRIS International PLC *	3,948	90,488
Brocade Communications Systems, Inc.	46,325	490,118
Cisco Systems, Inc.	435,413	12,396,208
EchoStar Corp., Class A *	3,599	159,400
Juniper Networks, Inc.	17,303	441,400
		13,577,614
Computers & Peripherals — 2.5%
EMC Corp.	150,350	4,006,828
Hewlett Packard Enterprise Co.	248,306	4,402,465
HP, Inc.	255,741	3,150,729
NetApp, Inc.	6,025	164,422
Western Digital Corp. @	17,594	831,141
		12,555,585
Construction & Engineering — 0.2%
AECOM *	4,983	153,426
Chicago Bridge & Iron Co. NV	7,181	262,753
Fluor Corp.	5,251	281,979
Jacobs Engineering Group, Inc. *	8,552	372,440
		1,070,598
Construction Materials — 0.5%
Martin Marietta Materials, Inc. @	2,686	428,444
Vulcan Materials Co.	18,423	1,944,916
		2,373,360
Consumer Finance — 1.2%
Ally Financial, Inc. *	63,046	1,180,221
Capital One Financial Corp.	56,650	3,926,412
Synchrony Financial *	36,681	1,051,277
		6,157,910
Containers & Packaging — 0.6%
Bemis Co., Inc.	2,402	124,376
International Paper Co.	56,932	2,336,489
WestRock Co.	20,973	818,576
		3,279,441
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	435	208,800
Diversified Financial Services — 0.7%
CME Group, Inc.	20,749	1,992,941
Leucadia National Corp.	6,993	113,077
Nasdaq, Inc.	16,965	1,126,137
Voya Financial, Inc.	7,020	208,985
		3,441,140
Diversified Telecommunication Services — 4.8%
AT&T, Inc.	526,982	20,641,885
CenturyLink, Inc. @	74,065	2,367,117
Frontier Communications Corp. @	90,207	504,257
Level 3 Communications, Inc. *	19,640	1,037,974
		24,551,233

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment — 0.5%
Eaton Corp. PLC	39,071	$2,444,282
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc. *	17,315	1,115,259
Avnet, Inc.	23,467	1,039,588
Corning, Inc.	67,872	1,417,846
Flextronics International Ltd. *	15,966	192,550
Ingram Micro, Inc., Class A	23,840	856,095
Jabil Circuit, Inc.	17,551	338,208
TE Connectivity Ltd.	18,946	1,173,136
		6,132,682
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	57,947	2,539,817
FMC Technologies, Inc. *	9,178	251,110
Halliburton Co.	10,855	387,741
Helmerich & Payne, Inc. @	18,327	1,076,161
National Oilwell Varco, Inc. @	47,287	1,470,626
Transocean Ltd. @	29,532	269,922
Weatherford International PLC *	99,105	771,037
		6,766,414
Food & Staples Retailing — 2.2%
CVS Health Corp.	96,767	10,037,641
Wal-Mart Stores, Inc.	12,442	852,153
Walgreens Boots Alliance, Inc.	2,376	200,154
		11,089,948
Food Products — 3.5%
Archer-Daniels-Midland Co.	72,181	2,620,892
Bunge Ltd.	23,481	1,330,668
Ingredion, Inc.	5,307	566,735
J.M. Smucker Co. (The)	15,824	2,054,588
Kraft Heinz Co. (The)	2,711	212,976
Mondelez International, Inc., Class A	160,916	6,455,950
Pinnacle Foods, Inc.	15,318	684,408
Seaboard Corp. *	76	228,229
Tyson Foods, Inc., Class A	54,917	3,660,767
		17,815,213
Gas Utilities — 0.2%
UGI Corp.	19,434	782,996
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp. *	60,778	1,143,234
Hologic, Inc. *	5,520	190,440
Medtronic PLC	38,177	2,863,275
Teleflex, Inc. @	2,865	449,834
Zimmer Biomet Holdings, Inc.	2,880	307,094
		4,953,877
Health Care Providers & Services — 4.8%
Aetna, Inc.	52,265	5,871,973
Amsurg Corp. *	219	16,337
Anthem, Inc.	40,068	5,569,051
CIGNA Corp.	10,533	1,445,549
DaVita HealthCare Partners, Inc. *	8,165	599,148
Express Scripts Holding Co. @*	71,055	4,880,768
Humana, Inc.	21,137	3,867,014
Laboratory Corp. of America Holdings *	3,161	370,248
Mednax, Inc. *	1,600	103,392
Quest Diagnostics, Inc.	18,512	1,322,682
UnitedHealth Group, Inc.	1,212	156,227
		24,202,389
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	27,130	1,431,650
Hilton Worldwide Holdings, Inc.	24,776	557,956
Hyatt Hotels Corp., Class A *	3,874	191,724
MGM Resorts International *	84,812	1,818,369
Royal Caribbean Cruises Ltd. @	24,335	1,999,120
		5,998,819
Household Durables — 1.3%
DR Horton, Inc.	47,956	1,449,710
Garmin Ltd.	5,041	201,438
Harman International Industries, Inc.	1,400	124,656
Lennar Corp., Class A @	28,692	1,387,545
Mohawk Industries, Inc. *	6,934	1,323,701
PulteGroup, Inc.	38,222	715,134
Toll Brothers, Inc. *	11,379	335,794
Whirlpool Corp. @	7,366	1,328,384
		6,866,362
Household Products — 0.0%
Spectrum Brands Holdings, Inc. @	1,122	122,612
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp. *	23,886	362,351
NRG Energy, Inc.	54,951	714,912
		1,077,263
Industrial Conglomerates — 2.3%
Carlisle Cos., Inc.	4,690	466,655
Danaher Corp.	9,522	903,257
General Electric Co.	328,924	10,456,494
		11,826,406
Insurance — 6.6%
Aflac, Inc.	24,182	1,526,852
Alleghany Corp. *	307	152,333
Allied World Assurance Co., Holdings Ltd.	10,510	367,219
Allstate Corp. (The)	40,691	2,741,353
American Financial Group, Inc.	12,362	869,914
American International Group, Inc.	75,156	4,062,182
Assurant, Inc.	9,601	740,717
Assured Guaranty Ltd.	13,828	349,848
Axis Capital Holdings Ltd.	12,616	699,683
Chubb Ltd.	11,663	1,389,647
Cincinnati Financial Corp.	3,641	237,976
CNA Financial Corp.	7,604	244,697
Endurance Specialty Holdings Ltd.	1,516	99,055
Everest Re Group Ltd.	6,500	1,283,295
First American Financial Corp.	5,621	214,216
FNF Group	2,743	92,988
Hartford Financial Services Group, Inc.	57,187	2,635,177
Lincoln National Corp.	26,059	1,021,513
Loews Corp.	37,469	1,433,564
MetLife, Inc.	46,445	2,040,793
Old Republic International Corp.	23,484	429,288
Principal Financial Group, Inc.	42,948	1,694,299
Prudential Financial, Inc.	23,442	1,692,981
Reinsurance Group of America, Inc.	9,075	873,469
RenaissanceRe Holdings Ltd.	3,401	407,542
Travelers Companies, Inc. (The)	32,458	3,788,173
Unum Group	32,590	1,007,683
Validus Holdings Ltd.	5,533	261,102
Willis Towers Watson PLC	82	9,730
WR Berkley Corp.	6,915	388,623
XL Group PLC	28,603	1,052,590
		33,808,502
Internet & Catalog Retail — 0.5%
Liberty Interactive Corp. QVC Group, Class A *	71,603	1,807,975
Liberty Ventures, Series A *	14,990	586,409
		2,394,384

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services — 0.2%
IAC/InterActiveCorp	5,222	$245,852
Yahoo!, Inc. *	22,867	841,734
		1,087,586
IT Services — 1.1%
Amdocs Ltd.	8,428	509,220
Computer Sciences Corp.	6,809	234,161
CSRA, Inc.	6,809	183,162
Fidelity National Information Services, Inc.	39,932	2,528,095
Xerox Corp.	186,374	2,079,934
		5,534,572
Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A *	172	23,516
Thermo Fisher Scientific, Inc.	27,656	3,915,813
		3,939,329
Machinery — 2.2%
AGCO Corp. @	11,477	570,407
Caterpillar, Inc. @	35,868	2,745,337
Cummins, Inc. @	3,468	381,272
Dover Corp.	15,636	1,005,864
Ingersoll-Rand PLC	15,816	980,750
PACCAR, Inc.	6,807	372,275
Pentair PLC	27,201	1,475,926
Stanley Black & Decker, Inc.	32,620	3,431,950
		10,963,781
Media — 7.9%
Cable One, Inc.	496	216,817
CBS Corp., Class A @	5,249	306,568
Comcast Corp., Class A	312,026	19,058,548
Liberty Broadband Corp., Class A *	527	30,650
Liberty Broadband Corp., Class C *	3,116	180,572
Liberty Media Corp. *	4,389	169,547
Liberty Media Corp. Series C *	8,778	334,354
Madison Square Garden Co. (The), Class A *	443	73,698
News Corp., Class A	8,320	106,246
News Corp., Class B @	1,734	22,976
TEGNA, Inc.	22,742	533,527
Time Warner Cable, Inc.	53,984	11,046,206
Time Warner, Inc.	108,451	7,868,120
		39,947,829
Metals & Mining — 1.5%
Alcoa, Inc. @	114,560	1,097,485
Freeport-McMoRan, Inc. @	42,266	437,030
Newmont Mining Corp.	73,820	1,962,136
Nucor Corp. @	54,372	2,571,795
Reliance Steel & Aluminum Co.	12,373	856,088
Steel Dynamics, Inc.	31,162	701,457
		7,625,991
Multiline Retail — 0.4%
Kohl's Corp. @	39,722	1,851,442
Oil, Gas & Consumable Fuels — 13.0%
Anadarko Petroleum Corp.	37,826	1,761,557
Apache Corp.	21,936	1,070,696
California Resources Corp.	1	—
Chevron Corp.	142,149	13,561,014
Concho Resources, Inc. @*	3,845	388,499
ConocoPhillips	93,178	3,752,278
Devon Energy Corp.	15,871	435,500
EOG Resources, Inc.	44,105	3,201,141
Exxon Mobil Corp.	246,244	20,583,536
Hess Corp.	31,621	1,664,846
HollyFrontier Corp.	22,068	779,442
Kinder Morgan, Inc.	29,336	523,941
Marathon Oil Corp.	51,156	569,878
Marathon Petroleum Corp.	64,008	2,379,817
Noble Energy, Inc.	35,505	1,115,212
Occidental Petroleum Corp.	28,855	1,974,548
Phillips 66	56,127	4,860,037
Pioneer Natural Resources Co. @	7,278	1,024,306
Range Resources Corp.	603	19,525
Tesoro Corp.	15,417	1,326,016
Valero Energy Corp.	76,635	4,915,369
		65,907,158
Pharmaceuticals — 3.5%
Allergan PLC *	14,401	3,859,900
Mallinckrodt PLC *	4,331	265,404
Pfizer, Inc.	467,442	13,854,981
		17,980,285
Professional Services — 0.1%
Manpowergroup, Inc.	5,957	485,019
Road & Rail — 3.0%
AMERCO	188	67,174
CSX Corp.	143,799	3,702,824
Hertz Global Holdings, Inc. *	46,200	486,486
Kansas City Southern @	9,239	789,473
Norfolk Southern Corp.	43,628	3,632,031
Union Pacific Corp.	84,992	6,761,114
		15,439,102
Semiconductors & Semiconductor Equipment — 3.7%
First Solar, Inc. *	7,096	485,863
Intel Corp.	334,777	10,830,036
Lam Research Corp.	17,391	1,436,497
Marvell Technology Group Ltd.	18,929	195,158
Micron Technology, Inc. *	40,020	419,009
NVIDIA Corp. @	62,745	2,235,604
QUALCOMM, Inc.	51,520	2,634,733
Teradyne, Inc.	18,438	398,077
		18,634,977
Software — 1.4%
Activision Blizzard, Inc.	89,528	3,029,628
CA, Inc.	75,041	2,310,513
Nuance Communications, Inc. *	2,812	52,556
Symantec Corp. @	90,301	1,659,732
Synopsys, Inc. *	4,316	209,067
		7,261,496
Specialty Retail — 0.5%
Best Buy Co., Inc.	39,783	1,290,561
GameStop Corp., Class A @	7,647	242,639
Penske Auto Group, Inc.	6,847	259,501
Staples, Inc.	52,583	579,991
		2,372,692
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	6,403	634,281
Ralph Lauren Corp. @	2,906	279,732
		914,013
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	11,787	187,413
Tobacco — 0.1%
Reynolds American, Inc.	7,657	385,224
Trading Companies & Distributors — 0.0%
United Rentals, Inc. @*	2,329	144,840
Wireless Telecommunication Services — 0.2%
Sprint Corp. @*	29,977	104,320

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
T-Mobile US, Inc. @*	24,396	$934,367
United States Cellular Corp. *	2,168	99,056
		1,137,743
TOTAL COMMON STOCKS
(Identified Cost $387,243,799)		507,281,583

SHORT-TERM INVESTMENTS — 5.8%
Investment Companies — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	161,000	161,000
		161,001
Collateral For Securities On Loan — 5.8%
State Street Navigator Securities Lending Prime Portfolio	29,288,379	29,288,379
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $29,449,380)		29,449,380

Total Investments — 105.6%
(Identified Cost $416,693,179)#		536,730,963
Liabilities, Less Cash and Other Assets — (5.6%)		(28,495,055)
Net Assets — 100.0%		$508,235,908

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of March 31, 2016, the market value of the securities on loan was $33,378,096.
#	At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $416,693,179. Net unrealized appreciation aggregated $120,037,784 of which $139,857,302 related to appreciated investment securities and $19,819,518 related to depreciated investment securities.

See notes to schedules of investments

U.S. Value Fund

March 31, 2016
Portfolio Sectors (% of portfolio market value)* (Unaudited)

Sectors	Percentage
Financials	20.6%
Consumer Discretionary	14.4%
Energy	14.3%
Information Technology	12.8%
Industrials	12.6%
Health Care	10.1%
Consumer Staples	6.1%
Telecommunication Services	5.0%
Materials	3.7%
Utilities	0.4%
100.0%

*       Exclude Short-Term Investments

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.8%
AAR Corp.	10,684	$248,617
Aerojet Rocketdyne Holdings, Inc. @*	15,048	246,486
Aerovironment, Inc. *	6,017	170,401
American Science & Engineering, Inc. @	2,000	55,380
Astronics Corp. *	3,988	152,142
Astronics Corp., Class B @*	1,473	56,622
BWX Technologies, Inc.	27,558	924,847
CPI Aerostructures, Inc. *	1,342	9,837
Cubic Corp.	6,500	259,740
Curtiss-Wright Corp.	8,120	614,440
DigitalGlobe, Inc. *	18,452	319,220
Ducommun, Inc. *	2,055	31,339
Engility Holdings, Inc. *	4,166	78,154
Esterline Technologies Corp. *	7,884	505,128
HEICO Corp.	5,746	345,507
HEICO Corp., Class A	8,735	415,786
Innovative Solutions & Support, Inc. *	3,248	8,542
KEYW Holding Corp. (The) *	2,370	15,737
KLX, Inc. *	5,720	183,841
Kratos Defense & Security Solutions, Inc. @*	13,598	67,310
LMI Aerospace, Inc. @*	2,400	20,424
Moog, Inc., Class A *	8,996	410,937
National Presto Industries, Inc.	918	76,873
Orbital ATK, Inc.	5,251	456,522
SIFCO Industries, Inc. *	1,187	11,027
Sparton Corp. *	1,324	23,819
Taser International, Inc. @*	13,491	264,828
Teledyne Technologies, Inc. *	4,654	410,204
Triumph Group, Inc. @	4,483	141,125
Vectrus, Inc. *	1,715	39,016
		6,563,851
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. *	13,990	215,166
Atlas Air Worldwide Holdings, Inc. *	6,303	266,428
Echo Global Logistics, Inc. *	6,133	166,572
Forward Air Corp.	6,951	315,019
HUB Group, Inc., Class A *	11,481	468,310
Park-Ohio Holdings Corp.	3,058	130,944
Radiant Logistics, Inc. *	5,730	20,456
XPO Logistics, Inc. @*	7,252	222,637
		1,805,532
Airlines — 0.5%
Allegiant Travel Co.	4,342	773,136
ATA Holdings Corp. §~*	600	—
Copa Holdings SA, Class A	175	11,856
Hawaiian Holdings, Inc. *	12,656	597,237
JetBlue Airways Corp. *	9,840	207,821
Skywest, Inc.	12,976	259,390
		1,849,440
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc. *	20,704	318,635
Cooper Tire & Rubber Co.	15,551	575,698
Cooper-Standard Holding, Inc. *	1,808	129,887
Dana Holding Corp.	32,214	453,895
Dorman Products, Inc. @*	8,380	456,040
Drew Industries, Inc.	5,572	359,171
Federal-Mogul Holdings Corp. *	13,611	134,477
Fox Factory Holding Corp. *	5,567	88,014
Fuel Systems Solutions, Inc. @*	4,600	25,438
Gentherm, Inc. *	9,644	401,094
Horizon Global Corp. *	4,893	61,554
Modine Manufacturing Co. *	11,514	126,769
Motorcar Parts of America, Inc. *	4,392	166,808
Shiloh Industries, Inc. *	3,600	18,468
Spartan Motors, Inc. @	6,900	27,255
Standard Motor Products, Inc.	8,131	281,739
Stoneridge, Inc. *	7,998	116,451
Strattec Security Corp.	700	40,173
Superior Industries International, Inc.	6,600	145,728
Sypris Solutions, Inc. *	4,000	3,800
Tenneco, Inc. *	14,371	740,250
Tower International, Inc.	4,282	116,470
Visteon Corp. @	503	40,034
		4,827,848
Automobiles — 0.3%
Thor Industries, Inc.	13,300	848,141
Winnebago Industries, Inc. @	6,500	145,925
		994,066
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A *	1,852	342,750
Coca-Cola Bottling Co., Consolidated	1,262	201,617
Craft Brew Alliance, Inc. @*	3,511	28,896
MGP Ingredients, Inc.	5,072	122,945
National Beverage Corp. *	10,920	462,134
Primo Water Corp. *	5,910	59,632
		1,217,974
Biotechnology — 0.7%
Acorda Therapeutics, Inc. *	12,403	328,059
Adamas Pharmaceuticals, Inc. @*	2,419	34,979
AMAG Pharmaceuticals, Inc. *	2,638	61,729
BioSpecifics Technologies Corp. *	718	25,001
Biota Pharmaceuticals, Inc. *	1,516	2,274
Catalyst Biosciences, Inc.	251	422
Concert Pharmaceuticals, Inc. *	3,010	41,116
Emergent Biosolutions, Inc. *	9,812	356,666
Insys Therapeutics, Inc. @*	11,096	177,425
Ligand Pharmaceuticals, Inc. @*	4,746	508,249
Molecular Insight Pharmaceuticals, Inc. §~*	3,500	—
Myriad Genetics, Inc. *	19,349	724,233
PDL BioPharma, Inc.	18,702	62,278
Repligen Corp. @*	9,894	265,357
Rigel Pharmaceuticals, Inc. *	9,661	20,095
Spectrum Pharmaceuticals, Inc. @*	12,000	76,320
Tonix Pharmaceuticals Holding Corp. @*	1,845	4,446
Vitae Pharmaceuticals, Inc. @*	1,720	11,404
Zafgen, Inc. @*	470	3,140
		2,703,193
Building Products — 1.4%
AAON, Inc.	14,109	395,052
Advanced Drainage Systems, Inc.	7,681	163,605
American Woodmark Corp. *	4,423	329,912
Apogee Enterprises, Inc.	9,100	399,399
Armstrong World Industries, Inc. *	13,987	676,551
Builders FirstSource, Inc. @*	24,352	274,447
Continental Building Products, Inc. *	9,323	173,035
Gibraltar Industries, Inc. *	8,000	228,800
Griffon Corp.	12,945	200,000
Insteel Industries, Inc.	4,000	122,280
NCI Building Systems, Inc. *	9,216	130,867
Patrick Industries, Inc. *	3,786	171,847
PGT, Inc. *	12,843	126,375
Ply Gem Holdings, Inc. *	7,805	109,660
Quanex Building Products Corp.	9,211	159,903
Simpson Manufacturing Co., Inc.	12,600	480,942

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Trex Co., Inc. @*	8,162	$391,205
Universal Forest Products, Inc.	5,500	472,010
		5,005,890
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A @	9,304	286,935
Associated Capital Group, Inc., Class A *	1,700	47,634
BGC Partners, Inc., Class A	53,525	484,401
Calamos Asset Management, Inc., Series A	5,037	42,764
Cohen & Steers, Inc.	4,641	180,628
Cowen Group, Inc., Class A @*	24,525	93,440
Evercore Partners, Inc., Class A	9,789	506,581
Federated Investors, Inc., Class B	20,626	595,060
Financial Engines, Inc.	1,509	47,428
GAMCO Investors, Inc., Class A	1,700	63,002
Greenhill & Co., Inc.	7,133	158,353
HFF, Inc., Class A	9,968	274,419
Interactive Brokers Group, Inc., Class A	16,151	635,057
Intl. FCStone, Inc. *	3,859	103,151
Investment Technology Group, Inc.	9,700	214,370
Janus Capital Group, Inc.	44,921	657,194
KCG Holdings, Inc., Class A *	13,474	161,014
Ladenburg Thalmann Financial Services, Inc. @*	16,604	41,510
Manning & Napier, Inc.	2,524	20,369
Moelis & Co., Class A @	3,839	108,375
Oppenheimer Holdings, Inc., Class A	2,133	33,659
Piper Jaffray Cos. *	4,033	199,876
Pzena Investment Management, Inc., Class A	1,895	14,307
Safeguard Scientifics, Inc. *	4,701	62,288
Silvercrest Asset Management Group, Inc., Class A	759	9,670
Stifel Financial Corp. *	12,616	373,434
Teton Advisors, Inc. @	25	1,150
Virtus Investment Partners, Inc.	1,071	83,656
Waddell & Reed Financial, Inc., Class A	442	10,405
Westwood Holdings Group, Inc.	713	41,817
WisdomTree Investments, Inc. @	35,719	408,268
		5,960,215
Chemicals — 2.3%
A. Schulman, Inc.	6,827	185,831
American Vanguard Corp.	6,233	98,357
Axiall Corp.	12,232	267,147
Balchem Corp.	7,283	451,692
Cabot Corp.	9,527	460,440
Calgon Carbon Corp.	17,075	239,391
Chase Corp.	1,800	94,662
Chemtura Corp. *	28,509	752,638
Core Molding Technologies, Inc. *	1,500	18,720
Ferro Corp. *	33,688	399,876
Flotek Industries, Inc. @*	15,037	110,221
FutureFuel Corp.	10,473	123,477
H.B. Fuller Co.	13,143	557,920
Hawkins, Inc.	1,824	65,828
Innophos Holdings, Inc.	5,400	166,914
Innospec, Inc.	5,850	253,656
Intrepid Potash, Inc. @*	10,268	11,397
KMG Chemicals, Inc.	2,500	57,675
Koppers Holdings, Inc. *	4,597	103,295
Kraton Performance Polymers, Inc. *	6,776	117,225
Kronos Worldwide, Inc. @	10,857	62,102
LSB Industries, Inc. *	5,556	70,839
Minerals Technologies, Inc.	9,665	549,455
Northern Technologies International Corp. *	800	10,104
Olin Corp. @	18,956	329,266
Omnova Solutions, Inc. *	11,640	64,718
PolyOne Corp.	32,103	971,116
Quaker Chemical Corp.	3,387	287,421
Rayonier Advanced Materials, Inc. @	3,799	36,090
Sensient Technologies Corp.	15,305	971,255
Stepan Co.	3,991	220,662
Trecora Resources *	3,438	33,074
Tredegar Corp.	8,700	136,764
Tronox Ltd., Class A @	11,384	72,744
Valhi, Inc. @	1,644	1,940
		8,353,912
Commercial Banks — 9.9%
1st Source Corp.	7,264	231,286
Access National Corp.	1,032	20,465
American National Bankshares, Inc.	1,452	36,779
Ameris Bancorp	8,213	242,941
AmeriServ Financial, Inc.	4,400	13,156
Arrow Financial Corp. @	2,750	73,067
Associated Banc-Corp.	38,219	685,649
Banc of California, Inc.	7,723	135,152
Bancfirst Corp.	3,000	171,090
Bancorp, Inc. (The) @*	8,408	48,094
Bancorpsouth, Inc.	29,895	637,062
Bank of Hawaii Corp. @	13,708	935,982
Bank of the Ozarks, Inc.	20,681	867,982
BankUnited, Inc.	10,939	376,739
Banner Corp.	6,700	281,668
Bar Harbor Bankshares	678	22,523
BBCN Bancorp, Inc.	19,638	298,301
Berkshire Hills Bancorp, Inc.	6,399	172,069
BNC Bancorp	5,605	118,378
Boston Private Financial Holdings, Inc.	21,569	246,965
Bridge Bancorp, Inc. @	400	12,188
Brookline Bancorp, Inc.	18,706	205,953
Bryn Mawr Bank Corp.	2,508	64,531
Camden National Corp.	2,000	84,000
Capital Bank Financial Corp., Class A	6,376	196,700
Capital City Bank Group, Inc.	664	9,688
Cardinal Financial Corp.	8,280	168,498
Cascade Bancorp *	9,720	55,501
Cathay General Bancorp	21,914	620,824
Centerstate Banks, Inc.	9,586	142,736
Central Pacific Financial Corp.	7,849	170,873
Century Bancorp, Inc., Class A	200	7,782
Chemical Financial Corp.	8,231	293,764
Citizens & Northern Corp. @	852	16,938
City Holding Co. @	6,502	310,666
CNB Financial Corp.	1,780	31,310
CoBiz Financial, Inc.	8,151	96,345
Columbia Banking System, Inc.	14,910	446,107
Community Bank System, Inc.	9,634	368,115
Community Trust Bancorp, Inc.	4,634	163,673
Connectone Bancorp, Inc.	3,802	62,163
CU Bancorp *	600	12,702
Customers Bancorp, Inc. *	5,348	126,373
CVB Financial Corp.	27,325	476,821
Eagle Bancorp, Inc. *	6,777	325,296
Enterprise Bancorp, Inc. @	300	7,872
Enterprise Financial Services Corp.	3,156	85,338
FCB Financial Holdings, Inc., Class A *	5,732	190,646
Fidelity Southern Corp.	4,616	74,041
Financial Institutions, Inc.	3,105	90,262

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Bancorp, Inc.	1,683	$32,835
First Bancorp/Puerto Rico *	35,131	102,582
First Bancorp/Southern Pines NC	3,400	64,090
First Busey Corp.	6,311	129,249
First Business Financial Services, Inc.	551	12,634
First Citizens Bancshares, Inc., Class A	295	74,066
First Commonwealth Financial Corp.	23,740	210,336
First Community Bancshares, Inc.	3,962	78,606
First Financial Bancorp	15,133	275,118
First Financial Bankshares, Inc. @	13,804	408,322
First Financial Corp.	2,698	92,299
First Horizon National Corp.	40,167	526,188
First Interstate Bancsystem, Inc.	5,224	146,951
First Merchants Corp.	8,330	196,338
First Midwest Bancorp, Inc.	18,632	335,749
First NBC Bank Holding Co. *	4,253	87,569
First Niagara Financial Group, Inc.	80,008	774,477
First of Long Island Corp. (The)	136	3,876
FirstMerit Corp.	25,834	543,806
Flushing Financial Corp.	7,140	154,367
FNB Corp.	54,993	715,459
Fulton Financial Corp.	44,920	601,030
German American Bancorp, Inc.	2,400	77,280
Glacier Bancorp, Inc.	19,481	495,207
Great Southern Bancorp, Inc.	3,025	112,318
Guaranty Bancorp	1,560	24,118
Hancock Holding Co.	17,160	393,994
Hanmi Financial Corp.	8,053	177,327
Heartland Financial USA, Inc.	5,400	166,266
Heritage Commerce Corp.	4,640	46,446
Heritage Financial Corp/WA	4,068	71,475
Heritage Oaks Bancorp	1,418	11,046
Hilltop Holdings, Inc. *	25,969	490,295
Home Bancshares, Inc.	18,138	742,751
HomeTrust Bancshares, Inc. *	701	12,849
Horizon Bancorp	466	11,520
Iberiabank Corp.	9,378	480,810
Independent Bank Corp.	4,840	222,446
International Bancshares Corp.	15,750	388,395
Lakeland Bancorp, Inc.	6,732	68,330
Lakeland Financial Corp.	3,370	154,279
LegacyTexas Financial Group, Inc.	11,096	218,036
Macatawa Bank Corp.	3,307	20,669
MainSource Financial Group, Inc.	4,530	95,538
MB Financial, Inc.	19,316	626,804
MBT Financial Corp.	5,012	40,347
Mercantile Bank Corp.	1,265	28,361
Merchants Bancshares, Inc.	1,081	32,149
Midsouth Bancorp, Inc. @	2,100	16,023
Monarch Financial Holdings, Inc.	921	15,298
National Bank Holdings Corp., Class A	5,759	117,426
National Penn Bancshares, Inc.	38,870	413,577
NBT Bancorp, Inc.	10,025	270,174
Northrim Bancorp, Inc.	664	15,876
OFG Bancorp	12,417	86,795
Old National Bancorp	29,051	354,132
Opus Bank	2,824	96,016
Pacific Continental Corp.	3,047	49,148
Pacific Mercantile Bancorp *	2,500	17,500
Pacific Premier Bancorp, Inc. *	5,398	115,355
Park National Corp.	3,450	310,500
Park Sterling Corp.	6,835	45,589
Peapack Gladstone Financial Corp.	1,668	28,189
Penns Woods Bancorp, Inc. @	476	18,345
Peoples Bancorp, Inc.	2,300	44,942
Pinnacle Financial Partners, Inc.	9,240	453,314
Popular, Inc.	16,479	471,464
Preferred Bank/Los Angeles CA	1,791	54,178
Premier Financial Bancorp, Inc.	1,256	19,795
Private Bancorp, Inc.	19,760	762,736
Prosperity Bancshares, Inc.	8,776	407,119
Renasant Corp.	8,712	286,712
Republic Bancorp, Inc., Class A	7,344	189,695
S&T Bancorp, Inc.	8,302	213,859
Sandy Spring Bancorp, Inc.	6,300	175,329
Seacoast Banking Corp. of Florida *	5,291	83,545
Select Bancorp, Inc. *	200	1,600
ServisFirst Bancshares, Inc. @	2,300	102,120
Sierra Bancorp	2,405	43,651
Simmons First National Corp., Class A	5,764	259,783
South State Corp.	4,736	304,193
Southside Bancshares, Inc.	5,708	148,808
Southwest Bancorp, Inc.	3,700	55,685
State Bank Financial Corp.	4,771	94,275
Sterling Bancorp	32,230	513,424
Stock Yards Bancorp, Inc.	2,891	111,390
Suffolk Bancorp	3,195	80,642
Sun Bancorp, Inc. @*	1,133	23,464
Synovus Financial Corp.	6,901	199,508
Talmer Bancorp, Inc., Class A	12,496	226,053
TCF Financial Corp.	43,473	532,979
Texas Capital Bancshares, Inc. *	11,663	447,626
Tompkins Financial Corp.	2,420	154,880
TowneBank	5,769	110,707
Trico Bancshares	4,164	105,432
Trustmark Corp. @	17,352	399,617
UMB Financial Corp. @	11,656	601,799
Umpqua Holdings Corp.	11,276	178,837
Union Bankshares Corp.	9,688	238,615
United Bankshares, Inc. @	17,021	624,671
United Community Banks, Inc/GA	15,888	293,451
Univest Corp. of Pennsylvania	3,100	60,481
Valley National Bancorp	57,348	547,100
Washington Trust Bancorp, Inc.	3,000	111,960
Webster Financial Corp.	20,599	739,504
WesBanco, Inc.	8,410	249,861
West Bancorp, Inc.	4,412	80,431
Westamerica Bancorp @	6,329	308,286
Western Alliance Bancorp *	26,478	883,836
Wilshire Bancorp, Inc.	21,279	219,174
Wintrust Financial Corp.	11,283	500,288
Yadkin Financial Corp. @	6,563	155,346
		36,150,165
Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	13,762	444,650
ACCO Brands Corp. *	26,340	236,533
ARC Document Solutions, Inc. *	11,111	49,999
Brady Corp., Class A	11,602	311,398
Brink's Co. (The)	11,715	393,507
Casella Waste Systems, Inc., Class A *	12,740	85,358
Ceco Environmental Corp. @	5,528	34,329
Civeo Corp. *	7,095	8,727
Clean Harbors, Inc. @*	12,448	614,184
Command Security Corp. *	4,300	10,084
Covanta Holding Corp. @	31,607	532,894
Deluxe Corp. @	14,690	917,978
Ennis, Inc.	5,800	113,390
Essendant, Inc.	12,825	409,502
Fuel Tech, Inc. *	4,500	7,875

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
G&K Services, Inc., Class A	4,600	$336,950
Healthcare Services Group, Inc. @	15,886	584,764
Heritage-Crystal Clean, Inc. *	712	7,077
Herman Miller, Inc.	14,286	441,295
HNI Corp.	11,460	448,888
Innerworkings, Inc. @*	6,281	49,934
Interface, Inc.	19,482	361,196
Intersections, Inc. @*	3,104	7,636
Kimball International, Inc., Class B	6,956	78,951
Knoll, Inc.	12,851	278,224
Matthews International Corp., Class A	8,044	414,025
Mcgrath Rentcorp	5,300	132,924
Mobile Mini, Inc. @	14,147	467,134
MSA Safety, Inc.	8,900	430,315
Multi-Color Corp.	4,321	230,525
NL Industries, Inc. *	5,586	12,624
Performant Financial Corp. *	7,231	12,293
Quad/Graphics, Inc.	2,944	38,095
R.R. Donnelley & Sons Co. @	24,828	407,179
SP Plus Corp. *	4,000	96,240
Steelcase, Inc., Class A	26,730	398,812
Team, Inc. *	8,031	243,982
Tetra Tech, Inc.	15,308	456,485
TRC Cos., Inc. *	7,000	50,750
UniFirst Corp.	3,000	327,360
US Ecology, Inc.	5,445	240,451
Versar, Inc. *	2,000	4,840
Viad Corp.	4,500	131,220
Virco Manufacturing Corp. *	2,494	7,682
VSE Corp.	850	57,706
West Corp.	18,378	419,386
		11,345,351
Communications Equipment — 1.9%
ADTRAN, Inc.	14,713	297,497
Alliance Fiber Optic Products, Inc. *	3,620	53,540
Bel Fuse, Inc., Class B	1,890	27,594
Black Box Corp.	3,700	49,839
CalAmp Corp. *	8,909	159,738
Calix, Inc. *	13,728	97,332
Ciena Corp. @*	31,072	590,989
Clearfield, Inc. @*	1,600	25,712
Communications Systems, Inc.	1,418	10,422
Comtech Telecommunications Corp.	4,325	101,075
Digi International, Inc. *	7,600	71,668
EMCORE Corp. *	4,428	22,140
Extreme Networks, Inc. *	21,668	67,388
Finisar Corp. *	25,900	472,416
Harmonic, Inc. @*	24,420	79,853
Infinera Corp. @*	20,851	334,867
InterDigital, Inc. @	9,067	504,579
Ixia *	18,986	236,566
KVH Industries, Inc. *	5,534	52,850
Lumentum Holdings, Inc. *	9,511	256,512
Netgear, Inc. *	8,512	343,629
NetScout Systems, Inc. *	9,870	226,714
Numerex Corp., Class A @*	2,359	14,390
Oclaro, Inc. @*	3,313	17,890
Optical Cable Corp.	374	916
PC-Tel, Inc.	4,100	19,598
Plantronics, Inc.	13,293	520,953
Polycom, Inc. *	35,376	394,442
Relm Wireless Corp. *	2,000	9,040
Ruckus Wireless, Inc. *	4,264	41,830
ShoreTel, Inc. *	15,222	113,252
Sonus Networks, Inc. *	12,780	96,233
Tessco Technologies, Inc.	1,000	16,650
Ubiquiti Networks, Inc. @*	15,189	505,338
Viasat, Inc. @*	11,938	877,204
Viavi Solutions, Inc. @*	47,559	326,255
		7,036,911
Computers & Peripherals — 0.8%
Astro-Med, Inc.	1,572	21,788
Avid Technology, Inc. *	8,265	55,871
Concurrent Computer Corp.	1,362	8,036
Cray, Inc. *	9,970	417,843
Diebold, Inc. @	14,553	420,727
Electronics for Imaging, Inc. *	13,592	576,165
Immersion Corp. *	3,781	31,231
Intevac, Inc. *	4,883	21,974
Lexmark International, Inc., Class A	16,040	536,217
NCR Corp. *	8,002	239,500
Super Micro Computer, Inc. *	11,510	392,261
Transact Technologies, Inc.	1,515	12,332
USA Technologies, Inc. @*	1,931	8,419
		2,742,364
Construction & Engineering — 1.4%
Aegion Corp. *	10,061	212,186
Ameresco, Inc., Class A *	4,779	22,796
Argan, Inc.	3,618	127,209
Comfort Systems USA, Inc.	8,930	283,706
Dycom Industries, Inc. @*	9,800	633,766
EMCOR Group, Inc.	15,815	768,609
Granite Construction, Inc.	9,422	450,372
Great Lakes Dredge & Dock Corp. *	15,377	68,581
Integrated Electrical Services, Inc. *	2,549	37,394
KBR, Inc.	27,114	419,725
Layne Christensen Co. @*	1,221	8,779
MasTec, Inc. *	22,810	461,674
MYR Group, Inc. *	5,749	144,357
Northwest Pipe Co. *	1,895	17,472
NV5 Global, Inc. *	426	11,430
Orion Marine Group, Inc. @*	5,671	29,376
Primoris Services Corp.	16,878	410,135
Sterling Construction Co., Inc. *	3,741	19,266
Tutor Perini Corp. *	11,189	173,877
Valmont Industries, Inc.	5,127	634,928
		4,935,638
Construction Materials — 0.3%
Eagle Materials, Inc.	5,410	379,295
Headwaters, Inc. *	19,917	395,153
United States Lime & Minerals, Inc. @	1,679	100,757
US Concrete, Inc. @*	3,055	182,017
		1,057,222
Consumer Finance — 0.6%
Asta Funding, Inc. *	2,600	23,166
Atlanticus Holdings Corp. *	5,476	16,428
Cash America International, Inc.	7,015	271,060
Consumer Portfolio Services, Inc. *	7,272	30,761
Encore Capital Group, Inc. @*	6,224	160,206
Enova International, Inc. *	6,418	40,498
Ezcorp, Inc., Class A *	9,217	27,374
First Cash Financial Services, Inc. @	7,567	348,536
First Marblehead Corp. (The) *	1,803	6,851
Green Dot Corp., Class A *	12,631	290,134
Nelnet, Inc., Class A	9,709	382,243
PRA Group, Inc. @*	12,540	368,551
SLM Corp. *	29,320	186,475

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
World Acceptance Corp. @*	3,636	$137,877
		2,290,160
Containers & Packaging — 0.2%
AEP Industries, Inc.	1,000	66,000
Greif, Inc., Class A @	4,826	158,051
Greif, Inc., Class B	42	1,966
Myers Industries, Inc.	8,017	103,099
Silgan Holdings, Inc.	4,144	220,336
		549,452
Distributors — 0.5%
Core-Mark Holding Co., Inc.	5,749	468,888
Pool Corp.	13,286	1,165,714
VOXX International Corp. *	4,800	21,456
Weyco Group, Inc. @	690	18,368
		1,674,426
Diversified Consumer Services — 0.9%
American Public Education, Inc. *	3,569	73,628
Apollo Education Group, Inc. *	24,712	203,009
Ascent Capital Group, Inc., Class A @*	2,620	38,802
Bridgepoint Education, Inc. *	11,558	116,505
Bright Horizons Family Solutions, Inc. *	5,552	359,659
Cambium Learning Group, Inc. *	1,370	5,850
Capella Education Co.	2,200	115,808
Career Education Corp. *	17,065	77,475
Carriage Services, Inc. @	5,101	110,233
Collectors Universe, Inc.	1,242	20,617
DeVry Education Group, Inc. @	15,913	274,818
Grand Canyon Education, Inc. *	13,010	556,047
Houghton Mifflin Harcourt Co. *	29,496	588,150
K12, Inc. *	7,149	70,704
Regis Corp. *	12,373	187,946
Sotheby's, Class A @	16,704	446,498
Spectrum Group International, Inc. *	7	4,410
Strayer Education, Inc. @*	2,275	110,906
Universal Technical Institute, Inc.	5,900	25,429
		3,386,494
Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.	650	12,935
Gain Capital Holdings, Inc.	8,775	57,564
MarketAxess Holdings, Inc.	9,469	1,182,015
Marlin Business Services Corp.	2,800	40,068
NewStar Financial, Inc. *	13,144	115,010
Pico Holdings, Inc. *	2,982	30,506
Resource America, Inc., Class A	5,298	30,570
		1,468,668
Diversified Telecommunication Services — 0.7%
8x8, Inc. *	3,573	35,944
Alaska Communications Systems Group, Inc. *	2,448	4,357
Atlantic Tele-Network, Inc.	3,600	272,988
Cincinnati Bell, Inc. *	51,900	200,853
Cogent Communications Holdings, Inc. @	11,951	466,448
Consolidated Communications Holdings, Inc. @	13,459	346,704
FairPoint Communications, Inc. @*	2,220	33,034
General Communication, Inc., Class A *	14,261	261,261
Hawaiian Telcom Holdco, Inc. *	187	4,404
IDT Corp., Class B	7,234	112,778
Inteliquent, Inc.	8,954	143,712
Intelsat SA @*	9,141	23,035
Lumos Networks Corp. *	5,326	68,386
Orbcomm, Inc. *	15,007	152,021
Straight Path Communications, Inc., Class B @*	3,617	112,235
Vonage Holdings Corp. *	52,898	241,744
		2,479,904
Electric Utilities — 1.6%
Allete, Inc.	11,617	651,365
Avangrid, Inc.	6,235	250,086
Cleco Corp.	10,695	590,471
El Paso Electric Co.	11,005	504,909
Empire District Electric Co. (The)	11,448	378,356
Genie Energy Ltd., Class B @*	4,900	37,289
Hawaiian Electric Industries, Inc.	18,884	611,842
IDACORP, Inc.	11,549	861,440
MGE Energy, Inc.	7,437	388,583
Otter Tail Corp.	8,433	249,786
PNM Resources, Inc.	21,371	720,630
Portland General Electric Co.	18,737	739,924
		5,984,681
Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	1,600	28,800
AZZ, Inc.	6,246	353,523
Babcock & Wilcox Enterprises, Inc. *	6,318	135,205
Encore Wire Corp.	5,600	218,008
EnerSys	12,221	680,954
Espey Manufacturing & Electronics Corp.	565	13,899
Franklin Electric Co., Inc.	13,269	426,864
Generac Holdings, Inc. @*	15,486	576,699
General Cable Corp.	11,120	135,775
Global Power Equipment Group, Inc.	3,290	6,580
LSI Industries, Inc.	4,900	57,575
Orion Energy Systems, Inc. *	3,100	4,309
Powell Industries, Inc.	2,600	77,506
PowerSecure International, Inc. *	5,500	102,795
Preformed Line Products Co. @	850	31,042
Regal Beloit Corp.	2,641	166,621
SL Industries, Inc. *	986	33,524
Thermon Group Holdings, Inc. *	8,204	144,062
Ultralife Corp. *	3,600	18,432
Vicor Corp. *	7,856	82,331
		3,294,504
Electronic Equipment, Instruments & Components — 3.6%
ADDvantage Technologies Group, Inc. *	2,400	4,536
Agilysys, Inc. *	6,358	64,915
Anixter International, Inc. *	8,951	466,437
AVX Corp. @	10,195	128,151
Badger Meter, Inc. @	3,000	199,530
Belden, Inc.	13,079	802,789
Benchmark Electronics, Inc. *	6,901	159,068
Checkpoint Systems, Inc. *	9,937	100,562
Cognex Corp.	9,964	388,098
Coherent, Inc. *	6,253	574,651
CTS Corp.	9,329	146,838
Daktronics, Inc.	10,992	86,837
DTS, Inc. *	4,196	91,389
Electro Rent Corp.	6,482	60,023
Electro Scientific Industries, Inc. *	7,067	50,529
ePlus, Inc. *	1,200	96,612
Fabrinet *	9,194	297,426
FARO Technologies, Inc. @*	3,877	124,878
FEI Co.	5,416	482,078
Frequency Electronics, Inc. *	1,400	13,972
GSI Group, Inc. *	4,922	69,696
I.D. Systems, Inc. *	2,750	11,935
IEC Electronics Corp. *	800	3,600
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
II-VI, Inc. *	21,222	$460,730
Insight Enterprises, Inc. *	9,713	278,180
IntriCon Corp. *	1,000	6,370
InvenSense, Inc. *	1,685	14,154
Itron, Inc. *	9,844	410,692
Kemet Corp. *	8,936	17,246
Key Tronic Corp. *	1,700	12,155
Kimball Electronics, Inc. *	5,216	58,263
Knowles Corp. *	11,920	157,106
Littelfuse, Inc.	6,629	816,096
Maxwell Technologies, Inc. *	7,005	41,610
Mercury Systems, Inc. *	8,267	167,820
Mesa Laboratories, Inc. @	860	82,861
Methode Electronics, Inc.	11,077	323,891
MOCON, Inc.	600	8,310
MTS Systems Corp.	3,800	231,230
Multi-Fineline Electronix, Inc. *	6,500	150,865
NAPCO Security Technologies, Inc. *	4,850	30,312
Newport Corp. *	11,000	253,000
OSI Systems, Inc. *	5,346	350,110
PAR Technology Corp. *	3,000	19,890
Park Electrochemical Corp.	4,194	67,146
PC Connection, Inc.	6,200	160,022
PCM, Inc. *	2,200	17,644
Perceptron, Inc. *	1,100	5,335
Plexus Corp. *	9,156	361,845
QLogic Corp. *	22,113	297,199
Radisys Corp. *	8,500	33,575
Richardson Electronics Ltd.	2,700	13,932
Rofin-Sinar Technologies, Inc. *	6,296	202,857
Rogers Corp. *	3,742	224,034
Sanmina Corp. *	21,944	513,051
Scansource, Inc. *	6,290	253,990
SYNNEX Corp.	9,728	900,716
Systemax, Inc. *	7,400	64,898
Tech Data Corp. *	9,625	738,911
TTM Technologies, Inc. *	20,635	137,223
VeriFone Systems, Inc. *	18,762	529,839
Vishay Intertechnology, Inc. @	35,192	429,694
Vishay Precision Group, Inc. *	4,187	58,660
Wayside Technology Group, Inc.	315	5,386
		13,331,398
Energy Equipment & Services — 1.5%
Archrock, Inc.	20,013	160,104
Atwood Oceanics, Inc. @	9,099	83,438
Basic Energy Services, Inc. @*	11,847	32,698
Bristow Group, Inc. @	9,706	183,638
C&J Energy Services Ltd. @*	12,147	17,127
CARBO Ceramics, Inc. @	4,505	63,971
Dawson Geophysical Co. *	4,211	19,244
Diamond Offshore Drilling, Inc. @	4,626	100,523
Dril-Quip, Inc. *	8,636	522,996
ENGlobal Corp. *	2,100	2,163
Era Group, Inc. *	5,219	48,954
Exterran Corp. *	10,006	154,693
Forum Energy Technologies, Inc. @*	11,257	148,592
Geospace Technologies Corp. @*	2,574	31,763
Gulf Island Fabrication, Inc.	3,600	28,260
Gulfmark Offshore, Inc., Class A *	6,282	38,760
Helix Energy Solutions Group, Inc. *	29,507	165,239
Hornbeck Offshore Services, Inc. @*	9,178	91,138
ION Geophysical Corp. *	2,918	23,577
Matrix Service Co. *	7,238	128,113
McDermott International, Inc. *	51,671	211,334
Mitcham Industries, Inc. @*	2,601	7,959
Natural Gas Services Group, Inc. *	2,500	54,075
Newpark Resources, Inc. *	23,432	101,226
Noble Corp. PLC @	13,137	135,968
Oceaneering International, Inc.	9,417	313,021
Oil States International, Inc. *	8,226	259,283
Pacific Drilling SA *	5,084	2,491
Parker Drilling Co. *	28,864	61,192
Patterson-UTI Energy, Inc. @	31,203	549,797
PHI, Inc. *	2,300	43,447
Pioneer Energy Services Corp. *	14,380	31,636
RigNet, Inc. *	3,277	44,829
Rowan Cos. PLC, Class A	20,417	328,714
RPC, Inc. @	28,654	406,314
SEACOR Holdings, Inc. @*	5,019	273,285
Steel Excel, Inc. *	2,972	28,858
Superior Energy Services, Inc.	9,040	121,046
Tesco Corp.	7,514	64,696
Tetra Technologies, Inc. *	17,573	111,589
Tidewater, Inc.	7,841	53,554
Unit Corp. *	6,472	57,018
US Silica Holdings, Inc. @	13,049	296,473
		5,602,796
Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	8,013	251,688
Casey's General Stores, Inc.	5,968	676,294
Chefs' Warehouse Inc. (The) @*	5,365	108,856
Fresh Market, Inc. (The) *	11,040	314,971
Ingles Markets, Inc., Class A	2,846	106,725
Natural Grocers by Vitamin Cottage, Inc. @*	2,967	63,108
PriceSmart, Inc. @	7,615	644,077
SpartanNash Co.	9,360	283,702
SUPERVALU, Inc. *	68,100	392,256
United Natural Foods, Inc. *	5,073	204,442
Village Super Market, Inc., Class A	1,118	27,011
Weis Markets, Inc.	6,390	287,933
		3,361,063
Food Products — 2.0%
B&G Foods, Inc.	14,705	511,881
Cal-Maine Foods, Inc. @	10,494	544,744
Calavo Growers, Inc.	5,041	287,639
Coffee Holding Co., Inc. *	600	2,340
Darling Ingredients, Inc. *	37,935	499,604
Dean Foods Co. @	24,914	431,510
Farmer Bros. Co. *	3,200	89,184
Fresh Del Monte Produce, Inc. @	16,722	703,495
Inventure Foods, Inc. @*	3,661	20,685
J&J Snack Foods Corp.	4,900	530,572
John B. Sanfilippo & Son, Inc.	2,650	183,088
Lancaster Colony Corp.	7,094	784,384
Landec Corp. *	9,074	95,277
Lifeway Foods, Inc. *	3,800	41,154
Omega Protein Corp. *	5,237	88,715
Post Holdings, Inc. *	11,302	777,239
Rocky Mountain Chocolate Factory, Inc.	1,260	12,814
Sanderson Farms, Inc.	6,194	558,575
Scheid Vineyards, Inc., Class A *	20	602
Seneca Foods Corp., Class A *	1,249	43,390
Snyders-Lance, Inc.	22,038	693,756
Tootsie Roll Industries, Inc. @	7,736	270,307
TreeHouse Foods, Inc. *	2,253	195,448
		7,366,403

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities — 1.7%
Chesapeake Utilities Corp.	3,064	$192,940
Delta Natural Gas Co., Inc.	400	9,260
Gas Natural, Inc.	836	6,529
Laclede Group, Inc. (The)	11,344	768,556
New Jersey Resources Corp.	21,532	784,411
Northwest Natural Gas Co.	6,553	352,879
ONE Gas, Inc.	13,428	820,451
Piedmont Natural Gas Co., Inc.	19,982	1,195,523
RGC Resources, Inc.	400	8,648
South Jersey Industries, Inc.	17,084	486,040
Southwest Gas Corp.	11,874	781,903
WGL Holdings, Inc.	12,554	908,533
		6,315,673
Health Care Equipment & Supplies — 2.8%
Abaxis, Inc.	5,104	231,670
Accuray, Inc. *	13,299	76,868
Alere, Inc. *	13,837	700,290
Analogic Corp.	3,627	286,569
Angiodynamics, Inc. *	8,705	106,984
Anika Therapeutics, Inc. *	4,100	183,352
Atrion Corp.	566	223,774
Bovie Medical Corp. *	4,900	8,183
Cantel Medical Corp.	10,310	735,722
Conmed Corp.	7,150	299,871
CryoLife, Inc.	7,199	77,389
Cutera, Inc. *	2,299	25,864
Cynosure, Inc., Class A *	6,160	271,779
Exactech, Inc. *	2,535	51,359
Globus Medical, Inc., Class A @*	18,325	435,219
Greatbatch, Inc. *	7,181	255,931
Haemonetics Corp. *	12,126	424,167
Halyard Health, Inc. *	5,208	149,626
Hill-Rom Holdings, Inc.	13,533	680,710
ICU Medical, Inc. *	4,198	437,012
Inogen, Inc. *	3,628	163,187
Integra LifeSciences Holdings Corp. *	8,892	598,965
Invacare Corp.	7,217	95,048
Iridex Corp. *	671	6,858
LeMaitre Vascular, Inc.	6,218	96,503
LivaNova PLC *	6,138	331,329
Masimo Corp. *	13,405	560,865
Meridian Bioscience, Inc. @	9,934	204,740
Merit Medical Systems, Inc. *	11,860	219,291
Misonix, Inc. *	2,200	13,376
Natus Medical, Inc. *	8,702	334,418
Neogen Corp. *	8,095	407,583
NuVasive, Inc. *	11,981	582,876
Nuvectra Corp. *	2,393	12,946
OraSure Technologies, Inc. *	9,164	66,256
Orthofix International NV *	3,915	162,551
Quidel Corp. *	8,803	151,940
RTI Surgical, Inc. *	13,049	52,196
SeaSpine Holdings Corp. *	2,964	43,393
Span-America Medical Systems, Inc.	500	9,505
SurModics, Inc. *	3,700	68,117
Symmetry Surgical, Inc. *	2,210	21,791
Utah Medical Products, Inc.	831	51,971
Vascular Solutions, Inc. *	6,160	200,385
Wright Medical Group NV *	1,481	24,585
		10,143,014
Health Care Providers & Services — 3.0%
Aceto Corp.	8,918	210,108
Addus HomeCare Corp. *	1,435	24,668
Adeptus Health, Inc., Class A @*	2,200	122,188
Air Methods Corp. @*	10,444	378,282
Alliance HealthCare Services, Inc. *	190	1,366
Almost Family, Inc. *	1,325	49,343
Amedisys, Inc. *	7,641	369,366
AMN Healthcare Services, Inc. *	12,336	414,613
Amsurg Corp. *	9,208	686,917
BioScrip, Inc. @*	9,341	19,990
BioTelemetry, Inc. *	8,270	96,594
Capital Senior Living Corp. *	9,398	174,051
Centene Corp. *	13,466	829,082
Chemed Corp.	6,067	821,775
Corvel Corp. *	5,100	201,042
Cross Country Healthcare, Inc. *	3,500	40,705
Digirad Corp.	2,100	10,416
Ensign Group, Inc. (The)	12,996	294,229
ExamWorks Group, Inc. *	9,694	286,555
Five Star Quality Care, Inc. *	6,584	15,077
Genesis Healthcare, Inc. @*	4,555	10,568
Hanger, Inc. *	9,832	63,908
HealthSouth Corp.	10,867	408,925
Healthways, Inc. @*	9,735	98,226
Kindred Healthcare, Inc.	17,194	212,346
Landauer, Inc. @	300	9,921
LHC Group, Inc. *	3,800	135,128
LifePoint Health, Inc. *	11,638	805,931
Magellan Health, Inc. *	10,302	699,815
Medcath Corp. §~*	3,122	—
Molina Healthcare, Inc. @*	10,975	707,778
National Healthcare Corp.	3,000	186,900
National Research Corp., Class A @	4,425	68,809
National Research Corp., Class B	737	25,920
Nobilis Health Corp. @*	1,318	4,112
Owens & Minor, Inc. @	19,632	793,525
PharMerica Corp. *	7,236	159,988
Providence Service Corp. (The) *	4,498	229,713
RadNet, Inc. *	9,750	47,093
Select Medical Holdings Corp.	33,903	400,394
Surgical Care Affiliates, Inc. *	8,633	399,535
Triple-S Management Corp., Class B *	5,369	133,473
U.S. Physical Therapy, Inc.	2,650	131,784
Universal American Corp. @	17,673	126,185
		10,906,344
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	46,150	609,641
Arrhythmia Research Technology, Inc. *	200	850
Computer Programs & Systems, Inc. @	2,670	139,160
HealthStream, Inc. *	6,062	133,910
HMS Holdings Corp. *	22,952	329,361
Omnicell, Inc. *	8,824	245,925
Quality Systems, Inc.	15,913	242,514
Simulations Plus, Inc.	2,102	18,561
Veeva Systems, Inc., Class A *	8,290	207,582
		1,927,504
Hotels, Restaurants & Leisure — 4.7%
Belmond Ltd., Class A *	24,303	230,635
Biglari Holdings, Inc. *	1	372
BJ's Restaurants, Inc. *	6,741	280,223
Bloomin' Brands, Inc.	29,363	495,354
Bob Evans Farms, Inc.	8,100	378,189
Boyd Gaming Corp. *	12,218	252,424
Bravo Brio Restaurant Group, Inc. *	4,343	33,658
Brinker International, Inc.	14,448	663,886
Buffalo Wild Wings, Inc. @*	4,994	739,711
Carrols Restaurant Group, Inc. *	8,600	124,184

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Cheesecake Factory, Inc. (The)	14,048	$745,808
Choice Hotels International, Inc.	13,792	745,457
Churchill Downs, Inc.	3,476	514,031
Chuy's Holdings, Inc. *	3,442	106,943
ClubCorp Holdings, Inc.	13,876	194,819
Cracker Barrel Old Country Store, Inc. @	5,724	873,883
Dave & Buster's Entertainment, Inc. *	8,459	328,040
Del Frisco's Restaurant Group, Inc. *	5,669	93,992
Denny's Corp. *	20,830	215,799
Diamond Resorts International, Inc. @*	17,046	414,218
DineEquity, Inc.	5,483	512,277
Dover Motorsports, Inc. @	4,000	9,080
El Pollo Loco Holdings, Inc. *	2,900	38,686
Famous Dave's of America, Inc. *	2,145	13,063
Fiesta Restaurant Group, Inc. *	8,023	262,994
Gaming Partners International Corp. *	1,300	12,805
International Game Technology PLC	1,039	18,962
International Speedway Corp., Class A	7,848	289,670
Interval Leisure Group, Inc. @	19,489	281,421
Intrawest Resorts Holdings, Inc. *	3,033	25,932
Isle of Capri Casinos, Inc. *	5,718	80,052
Jack in the Box, Inc.	10,290	657,222
Jamba, Inc. @*	4,407	54,470
Kona Grill, Inc. @*	1,540	19,943
Krispy Kreme Doughnuts, Inc. *	16,754	261,195
La Quinta Holdings, Inc. @*	25,321	316,512
Luby's, Inc. *	7,260	35,211
Marcus Corp. (The)	4,500	85,275
Marriott Vacations Worldwide Corp.	8,070	544,725
Monarch Casino & Resort, Inc. *	3,508	68,266
Nathan's Famous, Inc. *	1,385	60,386
Noodles & Co. *	810	9,607
Papa John's International, Inc. @	12,658	685,937
Papa Murphy's Holdings, Inc. @*	672	8,030
Penn National Gaming, Inc. @*	8,352	139,395
Pinnacle Entertainment, Inc. *	15,578	546,788
Popeyes Louisiana Kitchen, Inc. *	7,361	383,214
Potbelly Corp. *	932	12,684
RCI Hospitality Holdings, Inc.	2,209	19,572
Red Lion Hotels Corp. *	4,500	37,935
Red Robin Gourmet Burgers, Inc. *	3,800	244,986
Ruby Tuesday, Inc. *	16,960	91,245
Ruth's Hospitality Group, Inc.	9,286	170,955
Scientific Games Corp., Class A @*	2,279	21,491
SeaWorld Entertainment, Inc. @	18,699	393,801
Sonic Corp.	13,946	490,341
Speedway Motorsports, Inc.	10,200	202,266
Texas Roadhouse, Inc.	19,524	850,856
Town Sports International Holdings, Inc. @*	8,000	22,960
Vail Resorts, Inc.	8,794	1,175,758
Wendy's Co. (The)	69,630	758,271
		17,345,865
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	2,600	82,836
Beazer Homes USA, Inc. *	1,643	14,327
CalAtlantic Group, Inc. @	11,317	378,214
California Coastal Communities, Inc. §,~*	1,800	—
Cavco Industries, Inc. *	1,100	102,806
Century Communities, Inc. *	614	10,481
CSS Industries, Inc.	2,100	58,653
Dixie Group, Inc. (The) *	1,200	5,052
Ethan Allen Interiors, Inc. @	6,796	216,249
Flexsteel Industries, Inc.	1,013	44,248
Green Brick Partners, Inc. *	2,837	21,533
Helen of Troy Ltd. *	7,429	770,313
Hooker Furniture Corp.	2,500	82,125
Installed Building Products, Inc. *	6,010	159,926
iRobot Corp. @*	6,627	233,933
KB Home @	22,962	327,897
La-Z-Boy, Inc.	12,996	347,513
Libbey, Inc.	8,262	153,673
Lifetime Brands, Inc.	3,200	48,224
M.D.C. Holdings, Inc. @	11,822	296,259
M/I Homes, Inc. *	5,641	105,205
Meritage Homes Corp. *	10,314	376,048
NACCO Industries, Inc., Class A	1,000	57,410
Orleans Homebuilders, Inc. @,§,~*	4,953	—
Skullcandy, Inc. *	6,327	22,524
Stanley Furniture Co., Inc. *	927	2,457
Taylor Morrison Home Corp., Class A *	7,918	111,802
Tempur Sealy International, Inc. @*	10,591	643,827
TRI Pointe Group, Inc. *	30,763	362,388
Tupperware Brands Corp. @	11,712	679,062
Universal Electronics, Inc. *	3,832	237,546
WCI Communities, Inc. *	1,041	19,342
William Lyon Homes, Class A @*	4,109	59,539
ZAGG, Inc. *	6,699	60,358
		6,091,770
Household Products — 0.4%
Central Garden and Pet Co. *	3,317	54,200
Central Garden and Pet Co., Class A *	7,899	128,675
Energizer Holdings, Inc.	10,460	423,735
HRG Group, Inc. *	31,309	436,134
Orchids Paper Products Co.	1,716	47,207
WD-40 Co.	5,000	540,050
		1,630,001
Independent Power Producers & Energy Traders — 0.2%
NRG Yield, Inc., Class A	4,660	63,236
NRG Yield, Inc., Class C	9,258	131,834
Ormat Technologies, Inc.	6,513	268,596
Pattern Energy Group, Inc. @	15,022	286,470
		750,136
Industrial Conglomerates — 0.0%
Raven Industries, Inc.	9,755	156,275
Insurance — 4.2%
Allied World Assurance Co., Holdings Ltd.	7,300	255,062
Ambac Financial Group, Inc. *	11,615	183,517
American Equity Investment Life Holding Co. @	20,884	350,851
American National Insurance Co.	1,163	134,327
AMERISAFE, Inc.	4,900	257,446
Argo Group International Holdings Ltd.	8,419	483,167
Aspen Insurance Holdings Ltd.	19,284	919,847
Atlas Financial Holdings, Inc. *	393	7,129
Baldwin & Lyons, Inc., Class B	1,818	44,741
Citizens, Inc., Class A @*	11,958	86,576
CNO Financial Group, Inc.	53,833	964,687
Crawford & Co., Class A	10,528	63,379
Crawford & Co., Class B	3,991	25,862
Donegal Group, Inc., Class A	4,648	66,838
eHealth, Inc. *	2,142	20,113
EMC Insurance Group, Inc.	5,700	146,205
Employers Holdings, Inc.	8,660	243,692
Endurance Specialty Holdings Ltd.	10,977	717,237
Enstar Group Ltd. @*	2,624	426,610
FBL Financial Group, Inc., Class A	6,600	406,032

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Federated National Holding Co.	2,784	$54,734
Fidelity & Guaranty Life @	263	6,901
First Acceptance Corp. *	15,539	27,970
First American Financial Corp.	13,847	527,709
Global Indemnity PLC *	3,524	109,702
Greenlight Capital Re Ltd., Class A *	7,410	161,464
Hallmark Financial Services, Inc. *	5,700	65,550
Hanover Insurance Group, Inc. (The)	9,904	893,539
HCI Group, Inc. @	3,748	124,808
Heritage Insurance Holdings, Inc.	3,869	61,788
Horace Mann Educators Corp.	12,678	401,766
Independence Holding Co. @	3,520	56,038
Infinity Property & Casualty Corp.	4,300	346,150
Investors Title Co.	292	26,593
Kemper Corp.	15,116	446,980
Maiden Holdings Ltd. @	18,753	242,664
MBIA, Inc. *	47,736	422,464
Mercury General Corp. @	14,040	779,220
National General Holdings Corp.	12,931	279,180
National Interstate Corp.	5,293	158,367
Navigators Group, Inc. (The) *	3,600	301,932
OneBeacon Insurance Group Ltd., Class A	6,225	79,244
Primerica, Inc. @	13,776	613,445
ProAssurance Corp.	11,624	588,174
RLI Corp.	13,400	895,924
Safety Insurance Group, Inc.	3,996	228,012
Selective Insurance Group, Inc.	13,673	500,569
State Auto Financial Corp.	9,900	218,394
Stewart Information Services Corp.	5,055	183,395
Unico American Corp. *	1,700	16,150
United Fire Group, Inc.	6,100	267,302
United Insurance Holdings Corp. @	4,721	90,690
Universal Insurance Holdings, Inc.	12,620	224,636
		15,204,772
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A *	8,837	69,636
Blue Nile, Inc.	2,642	67,926
CafePress, Inc. @*	2,322	8,568
FTD Cos., Inc. *	6,039	158,524
Gaiam, Inc., Class A *	2,400	15,360
HSN, Inc.	13,151	687,929
Liberty TripAdvisor Holdings, Inc., Class A *	9,367	207,573
NutriSystem, Inc.	7,768	162,118
Overstock.com, Inc. *	4,154	59,734
PetMed Express, Inc. @	5,572	99,794
Shutterfly, Inc. *	10,368	480,764
US Auto Parts Network, Inc. *	6,100	15,616
		2,033,542
Internet Software & Services — 1.5%
Actua Corp. *	9,386	84,943
Angie's List, Inc. *	4,421	35,677
Bankrate, Inc. *	13,455	123,382
Blucora, Inc. *	9,571	49,386
Care.com, Inc. *	534	3,284
Cimpress NV @*	6,915	627,121
comScore, Inc. @*	9,267	278,381
Demand Media, Inc. *	803	4,015
DHI Group, Inc. *	15,328	123,697
EarthLink Holdings Corp.	29,174	165,417
Endurance International Group Holdings, Inc. @*	2,033	21,408
Envestnet, Inc. @*	8,051	218,987
GrubHub, Inc. @*	7,146	179,579
GTT Communications, Inc. *	7,000	115,780
Internap Corp. *	14,992	40,928
IntraLinks Holdings, Inc. *	13,169	103,772
Inuvo, Inc. *	3,400	6,018
j2 Global, Inc. @	15,473	952,827
Limelight Networks, Inc. *	19,837	35,905
Liquidity Services, Inc. *	2,394	12,401
MeetMe, Inc. *	3,637	10,329
Monster Worldwide, Inc. *	23,472	76,519
NIC, Inc.	16,603	299,352
QuinStreet, Inc. *	9,301	31,809
Qumu Corp. *	3,400	15,674
RealNetworks, Inc. *	11,295	45,858
Reis, Inc.	2,638	62,125
RetailMeNot, Inc. *	7,590	60,796
SciQuest, Inc. *	1,124	15,601
Shutterstock, Inc. @*	8,258	303,316
Stamps.com, Inc. *	4,466	474,647
TechTarget, Inc. *	3,038	22,542
Travelzoo, Inc. @*	2,482	20,154
United Online, Inc. *	3,293	38,001
Web.com Group, Inc. *	14,150	280,453
WebMD Health Corp. @*	9,769	611,833
XO Group, Inc. *	6,500	104,325
YuMe, Inc. *	2,573	9,623
		5,665,865
IT Services — 3.1%
Acxiom Corp. *	21,239	455,364
Blackhawk Network Holdings, Inc. *	13,958	478,759
CACI International, Inc., Class A *	6,200	661,540
Cardtronics, Inc. @*	12,536	451,171
Cass Information Systems, Inc.	1,793	93,863
Ciber, Inc. *	17,360	36,630
Computer Task Group, Inc.	4,027	20,578
Convergys Corp. @	23,323	647,680
CoreLogic, Inc. *	19,812	687,476
CSG Systems International, Inc.	9,625	434,665
Datalink Corp. *	7,595	69,418
Edgewater Technology, Inc. *	2,300	17,917
EPAM Systems, Inc. *	11,170	834,064
Euronet Worldwide, Inc. *	13,597	1,007,674
Everi Holdings, Inc. *	16,896	38,692
ExlService Holdings, Inc. *	9,262	479,772
Forrester Research, Inc.	8,761	294,457
Hackett Group, Inc. (The)	8,900	134,568
Heartland Payment Systems, Inc.	9,697	936,439
Higher One Holdings, Inc. *	5,757	22,510
Innodata, Inc. *	5,684	12,846
Leidos Holdings, Inc.	10,580	532,386
Lionbridge Technologies, Inc. *	14,462	73,178
Mantech International Corp., Class A	5,860	187,461
ModusLink Global Solutions, Inc. @*	6,850	10,069
MoneyGram International, Inc. *	8,862	54,235
NCI, Inc., Class A	134	1,877
Perficient, Inc. *	7,956	172,804
PFSweb, Inc. *	4,255	55,826
Planet Payment, Inc. *	4,383	15,472
PRGX Global, Inc. *	4,649	21,943
Science Applications International Corp.	11,148	594,634
SYKES Enterprises, Inc. *	11,744	354,434
TeleTech Holdings, Inc.	16,779	465,785
Travelport Worldwide Ltd.	12,554	171,488
Unisys Corp. @*	13,257	102,079
Virtusa Corp. *	8,976	336,241

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
WEX, Inc. *	3,685	$307,182
		11,273,177
Leisure Equipment & Products — 0.5%
Arctic Cat, Inc. @	3,625	60,900
Black Diamond, Inc. @*	1,900	8,588
Callaway Golf Co.	21,022	191,721
Escalade, Inc.	1,950	22,951
Jakks Pacific, Inc. @*	5,129	38,160
Johnson Outdoors, Inc., Class A	1,000	22,220
Malibu Boats, Inc., Class A *	2,439	40,000
Marine Products Corp.	8,414	63,862
Nautilus, Inc. *	8,479	163,814
Smith & Wesson Holding Corp. *	11,555	307,594
Sturm Ruger & Co., Inc.	6,113	418,007
Vista Outdoor, Inc. *	12,035	624,737
		1,962,554
Life Sciences Tools & Services — 0.9%
Affymetrix, Inc. *	18,347	257,042
Albany Molecular Research, Inc. @*	8,825	134,934
Bruker Corp.	27,505	770,140
Cambrex Corp. *	7,454	327,976
Charles River Laboratories International, Inc. *	13,644	1,036,125
Enzo Biochem, Inc. *	5,763	26,222
Harvard Bioscience, Inc. *	10,123	30,572
INC Research Holdings, Inc., Class A *	702	28,929
Luminex Corp. @*	10,896	211,382
Parexel International Corp. *	7,008	439,612
Sequenom, Inc. @*	3,181	4,485
		3,267,419
Machinery — 4.1%
Actuant Corp., Class A	16,593	410,013
Alamo Group, Inc.	2,600	144,846
Albany International Corp., Class A	7,900	296,961
Altra Industrial Motion Corp.	9,567	265,771
American Railcar Industries, Inc.	5,900	240,307
Astec Industries, Inc.	4,561	212,862
Barnes Group, Inc.	17,454	611,414
Blount International, Inc. @*	13,651	136,237
Briggs & Stratton Corp. @	11,874	284,026
Chart Industries, Inc. *	6,257	135,902
CIRCOR International, Inc.	4,348	201,704
CLARCOR, Inc.	11,968	691,631
Columbus McKinnon Corp.	4,066	64,080
Commercial Vehicle Group, Inc. *	5,920	15,688
Crane Co.	7,187	387,092
Douglas Dynamics, Inc. @	5,987	137,162
Dynamic Materials Corp.	2,800	18,144
Eastern Co. (The)	500	8,210
Energy Recovery, Inc. @*	3,627	37,503
EnPro Industries, Inc.	6,545	377,516
ESCO Technologies, Inc.	5,761	224,564
Federal Signal Corp.	16,169	214,401
FreightCar America, Inc.	2,400	37,392
Global Brass & Copper Holdings, Inc.	5,467	136,402
Gorman-Rupp Co. (The)	5,455	141,448
Graham Corp.	1,900	37,829
Greenbrier Cos., Inc. (The) @	6,690	184,912
Hardinge, Inc.	1,500	18,705
Harsco Corp.	19,401	105,735
Hillenbrand, Inc.	18,458	552,817
Hurco Cos., Inc.	1,000	32,990
Hyster-Yale Materials Handling, Inc.	2,000	133,200
ITT Corp.	6,173	227,722
John Bean Technologies Corp.	8,769	494,659
Kadant, Inc.	3,400	153,544
Kennametal, Inc.	14,622	328,849
Key Technology, Inc. *	1,100	7,502
LB Foster Co., Class A	1,776	32,252
Lindsay Corp.	2,399	171,792
Lydall, Inc. *	3,767	122,503
Manitex International, Inc. @*	1,300	6,799
Manitowoc Co., Inc. (The)	32,658	141,409
Manitowoc Foodservice, Inc. @*	32,658	481,379
Meritor, Inc. *	24,635	198,558
Mfri, Inc. *	1,900	13,300
Miller Industries, Inc.	2,958	59,988
Mueller Industries, Inc.	17,150	504,553
Mueller Water Products, Inc., Class A	41,506	410,079
NN, Inc. @	4,300	58,824
Omega Flex, Inc.	488	16,973
Oshkosh Corp. @	8,388	342,818
Proto Labs, Inc. @*	5,527	426,076
RBC Bearings, Inc. *	5,604	410,549
Rexnord Corp. *	25,821	522,101
Standex International Corp.	3,825	297,623
Sun Hydraulics Corp.	6,200	205,778
Supreme Industries, Inc., Class A	1,256	11,103
Tennant Co.	4,939	254,260
Terex Corp.	8,034	199,886
Timken Co. (The)	17,684	592,237
Titan International, Inc.	14,568	78,376
Toro Co. (The)	1,669	143,734
Trimas Corp. *	12,810	224,431
Twin Disc, Inc.	2,200	22,286
Wabash National Corp. *	20,517	270,824
Watts Water Technologies, Inc., Class A	8,038	443,135
Woodward, Inc.	11,273	586,421
Xerium Technologies, Inc. *	813	4,244
		14,964,031
Marine — 0.1%
Matson, Inc.	10,731	431,064
Media — 1.8%
AH Belo Corp., Class A	3,878	18,653
AMC Entertainment Holdings, Inc., Class A	4,524	126,627
Ballantyne Strong, Inc. *	3,464	15,900
Beasley Broadcast Group, Inc., Class A	1,657	5,816
Carmike Cinemas, Inc. *	6,134	184,265
Clear Channel Outdoor Holdings, Inc., Class A @	3,398	15,971
Crown Media Holdings, Inc., Class A *	14,388	73,091
Cumulus Media, Inc., Class A *	41,094	19,080
DreamWorks Animation SKG, Inc., Class A *	18,925	472,179
Entercom Communications Corp., Class A *	3,872	40,966
Entravision Communications Corp., Class A	16,829	125,208
EW Scripps Co. (The), Class A	22,625	352,724
Gannett Co., Inc.	17,163	259,848
Global Eagle Entertainment, Inc. *	2,123	18,088
Gray Television, Inc. *	15,960	187,051
Harte-Hanks, Inc.	17,183	43,473
Here Media, Inc. §*	499	—
Here Media, Inc., Special Shares §*	499	—
John Wiley & Sons, Inc., Class A	10,578	517,158
Journal Media Group, Inc.	6,652	79,558
Loral Space & Communications, Inc. *	1,080	37,940
Media General, Inc. @*	3,965	64,669

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Meredith Corp.	8,903	$422,892
MSG Networks, Inc., Class A *	12,409	214,552
National CineMedia, Inc.	15,891	241,702
New York Times Co. (The), Class A	38,149	475,337
Nexstar Broadcasting Group, Inc., Class A	8,989	397,943
Radio One, Inc. @*	6,700	9,581
Reading International, Inc., Class A *	2,200	26,356
Regal Entertainment Group, Class A @	28,173	595,577
Saga Communications, Inc., Class A @	1,116	44,707
Salem Media Group, Inc., Class A	1,041	5,996
Scholastic Corp.	7,171	267,980
Sinclair Broadcast Group, Inc., Class A @	18,743	576,347
Sizmek, Inc. *	4,823	13,987
Starz - Liberty Capital, Class A *	8,448	222,436
Time, Inc.	20,103	310,390
Tribune Publishing Co.	2,800	21,616
		6,505,664
Metals & Mining — 1.1%
A.M. Castle & Co. @*	2,487	6,715
AK Steel Holding Corp. @*	9,644	39,830
Ampco-Pittsburgh Corp.	2,200	30,602
Carpenter Technology Corp. @	7,554	258,573
Century Aluminum Co. @*	24,258	171,019
Coeur Mining, Inc. *	22,496	126,428
Commercial Metals Co.	31,042	526,783
Compass Minerals International, Inc. @	7,742	548,598
Contango ORE, Inc. @*	350	1,102
Ferroglobe PLC	20,087	176,966
Friedman Industries, Inc.	700	3,794
Haynes International, Inc.	2,200	80,300
Hecla Mining Co. @	39,239	109,084
Kaiser Aluminum Corp.	4,533	383,220
Materion Corp.	5,300	140,344
McEwen Mining, Inc. @	21,736	40,864
Olympic Steel, Inc.	1,900	32,889
Real Industry, Inc. *	1,320	11,484
Schnitzer Steel Industries, Inc., Class A	6,589	121,501
Stillwater Mining Co. @*	32,208	343,015
SunCoke Energy, Inc.	17,109	111,208
TimkenSteel Corp. @	6,247	56,848
Universal Stainless & Alloy Products, Inc. *	1,400	14,266
Worthington Industries, Inc.	17,054	607,805
		3,943,238
Multi-Utilities — 0.6%
Avista Corp.	16,200	660,636
Black Hills Corp.	12,049	724,506
NorthWestern Corp.	11,897	734,640
Unitil Corp.	2,375	100,914
		2,220,696
Multiline Retail — 0.3%
Big Lots, Inc.	13,429	608,199
Bon-Ton Stores, Inc. (The)	2,700	6,129
Fred's, Inc., Class A @	9,237	137,724
Gordmans Stores, Inc. @*	2,170	4,904
J.C. Penney Co., Inc. @*	37,504	414,794
Tuesday Morning Corp. *	9,803	80,189
		1,251,939
Oil, Gas & Consumable Fuels — 2.1%
Abraxas Petroleum Corp. @*	14,400	14,544
Adams Resources & Energy, Inc.	900	35,982
Alon USA Energy, Inc. @	16,621	171,529
Barnwell Industries, Inc. *	2,159	3,541
Bill Barrett Corp. @*	11,138	69,278
Bonanza Creek Energy, Inc. @*	11,086	17,627
California Resources Corp.	26,235	27,022
Callon Petroleum Co. *	13,793	122,068
Carrizo Oil & Gas, Inc. *	11,355	351,097
Clayton Williams Energy, Inc. @*	2,100	18,732
Clean Energy Fuels Corp. @*	13,545	39,687
Cloud Peak Energy, Inc. @*	14,607	28,484
Contango Oil & Gas Co. *	3,897	45,946
CVR Energy, Inc. @	334	8,717
Delek US Holdings, Inc.	17,882	272,522
DHT Holdings, Inc.	19,547	112,591
Dorian LPG Ltd. @*	1,202	11,299
EnLink Midstream LLC @	4,723	53,134
EP Energy Corp., Class A *	9,937	44,915
Evolution Petroleum Corp.	1,923	9,346
GasLog Ltd. @	18,166	176,937
Gastar Exploration, Inc. @*	14,783	16,261
Green Plains, Inc.	9,194	146,736
Gulfport Energy Corp. *	18,587	526,756
Jones Energy, Inc., Class A *	1,074	3,576
Kosmos Energy Ltd. @*	30,371	176,759
Laredo Petroleum, Inc. @*	8,750	69,387
Matador Resources Co. @*	20,111	381,305
Memorial Resource Development Corp. *	5,925	60,316
Northern Oil & Gas, Inc. @*	13,680	54,583
Overseas Shipholding Group, Inc. Class B	2,209	4,749
Overseas Shipholding Group, Inc., Class A @	220	414
Panhandle Oil & Gas, Inc., Class A	3,073	53,194
Par Pacific Holdings, Inc. *	1,589	29,810
Parsley Energy, Inc., Class A *	31,710	716,646
PBF Energy, Inc., Class A	20,151	669,013
PDC Energy, Inc. *	9,518	565,845
Petroquest Energy, Inc. *	14,106	8,547
QEP Resources, Inc.	11,678	164,777
Renewable Energy Group, Inc. *	10,144	95,759
Rex American Resources Corp. @*	1,575	87,365
Rice Energy, Inc. @*	13,476	188,125
Ring Energy, Inc. *	553	2,793
RSP Permian, Inc. @*	19,815	575,428
Scorpio Tankers, Inc.	45,324	264,239
SemGroup Corp., Class A	11,286	252,806
Ship Finance International Ltd. @	20,026	278,161
SM Energy Co. @	9,500	178,030
Stone Energy Corp. @*	12,863	10,162
Synergy Resources Corp. @*	24,403	189,611
Teekay Corp. @	5,035	43,603
Teekay Tankers Ltd., Class A @	13,575	49,820
Triangle Petroleum Corp. @*	21,302	11,552
Vaalco Energy, Inc. @*	14,113	13,266
W&T Offshore, Inc. @*	16,273	35,638
Western Refining, Inc.	3,359	97,713
World Fuel Services Corp.	549	26,670
WPX Energy, Inc. @*	23,874	166,879
		7,851,292
Paper & Forest Products — 0.9%
Boise Cascade Co. *	9,706	201,108
Clearwater Paper Corp. *	5,859	284,220
Deltic Timber Corp.	2,800	168,420
Domtar Corp.	13,884	562,302
KapStone Paper & Packaging Corp.	25,673	355,571
Louisiana-Pacific Corp. @*	38,019	650,885
Mercer International, Inc.	13,909	131,440
Neenah Paper, Inc.	3,300	210,078

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
P. H. Glatfelter Co.	11,389	$236,094
Resolute Forest Products, Inc. *	8,572	47,232
Schweitzer-Mauduit International, Inc.	8,407	264,653
		3,112,003
Personal Products — 0.5%
Avon Products, Inc.	35,325	169,913
CCA Industries, Inc. *	556	1,932
Elizabeth Arden, Inc. @*	1,033	8,460
Inter Parfums, Inc.	10,446	322,781
Medifast, Inc.	3,300	99,627
Natural Alternatives International, Inc. *	1,000	13,530
Natural Health Trends Corp. @	1,100	36,465
Natures Sunshine Products, Inc.	1,700	16,320
Nu Skin Enterprises, Inc., Class A @	5,773	220,817
Nutraceutical International Corp. *	2,300	56,005
Revlon, Inc., Class A *	11,462	417,332
United-Guardian, Inc.	600	12,402
USANA Health Sciences, Inc. *	3,287	399,108
		1,774,692
Pharmaceuticals — 1.0%
Akorn, Inc. *	476	11,200
Amphastar Pharmaceuticals, Inc. @*	2,030	24,360
Aralez Pharmaceuticals, Inc. @*	707	2,510
Catalent, Inc. *	10,076	268,727
Cumberland Pharmaceuticals, Inc. *	5,912	26,545
Depomed, Inc. @*	13,269	184,837
Horizon Pharma PLC *	1,824	30,224
Impax Laboratories, Inc. *	18,471	591,441
Juniper Pharmaceuticals, Inc. *	1,500	9,915
Lannett Co., Inc. @*	9,415	168,811
Lipocine, Inc. @*	4,394	44,599
Medicines Co. (The) *	19,864	631,079
Nektar Therapeutics @*	2,909	39,999
Pernix Therapeutics Holdings, Inc. @*	8,297	8,712
Phibro Animal Health Corp., Class A	3,593	97,155
Prestige Brands Holdings, Inc. *	15,321	817,988
Sagent Pharmaceuticals, Inc. *	7,745	94,256
Sciclone Pharmaceuticals, Inc. *	14,555	160,105
Sucampo Pharmaceuticals, Inc., Class A *	11,576	126,526
Supernus Pharmaceuticals, Inc. *	12,411	189,268
Theravance Biopharma, Inc. @*	1,600	30,080
		3,558,337
Professional Services — 1.5%
Acacia Research Corp.	7,978	30,237
Advisory Board Co. (The) *	9,942	320,630
Barrett Business Services, Inc.	967	27,801
CBIZ, Inc. @*	15,700	158,413
CDI Corp.	4,800	30,144
CEB, Inc.	9,267	599,853
CRA International, Inc. *	2,200	43,208
Exponent, Inc.	6,651	339,268
Franklin Covey Co. *	5,596	98,434
FTI Consulting, Inc. *	10,148	360,355
GP Strategies Corp. *	3,999	109,573
Heidrick & Struggles International, Inc.	3,700	87,690
Hill International, Inc. *	9,200	31,004
Hudson Global, Inc.	2,471	5,856
Huron Consulting Group, Inc. *	5,494	319,696
ICF International, Inc. *	4,955	170,303
Insperity, Inc.	5,700	294,861
Kelly Services, Inc., Class A	7,420	141,870
Kforce, Inc.	10,079	197,347
Korn/Ferry International	13,550	383,330
Mastech Holdings, Inc. *	1,061	7,660
Mistras Group, Inc. *	6,408	158,726
Navigant Consulting, Inc. *	11,322	179,001
On Assignment, Inc. *	15,403	568,679
Pendrell Corp. *	22,664	12,012
RCM Technologies, Inc.	2,995	15,903
Resources Connection, Inc.	10,115	157,389
RPX Corp. *	13,370	150,546
TriNet Group, Inc. *	13,099	187,971
TrueBlue, Inc. *	10,021	262,049
Volt Information Sciences, Inc. *	2,024	15,241
Willdan Group, Inc. *	1,445	13,944
		5,478,994
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	12,550	460,334
Altisource Asset Management Corp. *	596	7,033
Altisource Portfolio Solutions SA @*	5,434	131,231
AV Homes, Inc. @*	2,349	26,685
Consolidated-Tomoka Land Co. @	995	45,909
Forestar Group, Inc. @*	9,636	125,654
Griffin Industrial Realty, Inc.	420	10,315
Kennedy-Wilson Holdings, Inc. @	22,178	485,698
Marcus & Millichap, Inc. *	7,383	187,454
RE/MAX Holdings, Inc., Class A	3,519	120,702
St. Joe Co. (The) @*	841	14,423
Tejon Ranch Co. @*	5,756	118,401
		1,733,839
Road & Rail — 1.2%
AMERCO	1,670	596,708
ArcBest Corp.	6,929	149,597
Celadon Group, Inc.	5,488	57,514
Covenant Transportation Group, Inc., Class A *	3,731	90,253
Genesee & Wyoming, Inc., Class A *	272	17,054
Heartland Express, Inc. @	22,347	414,537
Knight Transportation, Inc. @	20,988	548,836
Landstar System, Inc. @	11,070	715,233
Marten Transport Ltd.	8,967	167,862
P.A.M. Transportation Services, Inc. @*	2,540	78,232
Roadrunner Transportation Systems, Inc. *	8,254	102,845
Saia, Inc. *	7,375	207,606
Swift Transportation Co. *	18,903	352,163
Universal Truckload Services, Inc.	3,300	54,351
USA Truck, Inc. *	1,900	35,796
Werner Enterprises, Inc.	21,804	592,197
YRC Worldwide, Inc. @*	7,450	69,434
		4,250,218
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Energy Industries, Inc. *	9,980	347,204
Alpha & Omega Semiconductor Ltd. *	1,356	16,069
Amkor Technology, Inc. *	54,677	322,048
Amtech Systems, Inc. @*	2,200	14,278
Atmel Corp.	8,527	69,239
Axcelis Technologies, Inc. *	26,651	74,623
AXT, Inc. *	12,200	30,134
Brooks Automation, Inc.	16,972	176,509
Cabot Microelectronics Corp.	5,995	245,255
Cascade Microtech, Inc. *	3,500	72,170
Ceva, Inc. *	4,958	111,555
Cirrus Logic, Inc. *	15,545	565,993
Cohu, Inc.	4,866	57,808
Cree, Inc. *	2,881	83,837
Cyberoptics Corp. *	1,700	15,861

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Cypress Semiconductor Corp. @	45,894	$397,442
Diodes, Inc. *	11,325	227,633
DSP Group, Inc. *	2,800	25,536
Entegris, Inc. *	35,823	487,909
Exar Corp. *	11,669	67,097
Fairchild Semiconductor International, Inc. *	30,782	615,640
FormFactor, Inc. *	14,521	105,568
GigOptix, Inc. *	2,684	7,247
GSI Technology, Inc. *	4,125	16,913
Inphi Corp. @*	2,992	99,753
Integrated Device Technology, Inc. *	38,007	776,863
Intersil Corp., Class A	35,197	470,584
IXYS Corp.	7,000	78,540
Kopin Corp. @*	16,230	26,942
Kulicke & Soffa Industries, Inc. *	18,438	208,718
Lattice Semiconductor Corp. *	28,018	159,142
M/A-COM Technology Solutions Holdings, Inc. @*	12,163	532,618
Magnachip Semiconductor Corp. @*	1,932	10,510
Mattson Technology, Inc. *	13,411	48,950
MaxLinear, Inc., Class A *	2,230	41,255
Microsemi Corp. *	25,319	969,971
MKS Instruments, Inc.	13,879	522,544
Monolithic Power Systems, Inc.	9,630	612,853
Nanometrics, Inc. *	5,436	86,106
NeoPhotonics Corp. *	8,523	119,663
PDF Solutions, Inc. *	8,956	119,831
Photronics, Inc. *	16,333	170,027
Power Integrations, Inc.	8,577	425,934
Rambus, Inc. @*	28,336	389,620
Rudolph Technologies, Inc. *	8,906	121,656
Semtech Corp. *	18,554	408,002
Sigma Designs, Inc. *	8,372	56,930
Silicon Laboratories, Inc. *	10,644	478,554
Synaptics, Inc. *	11,978	955,126
Tessera Technologies, Inc.	14,056	435,736
Ultra Clean Holdings, Inc. *	5,728	30,702
Ultratech, Inc. *	6,800	148,512
Veeco Instruments, Inc. @*	9,575	186,521
Xcerra Corp. *	12,391	80,789
		12,926,520
Software — 3.1%
ACI Worldwide, Inc. *	30,969	643,846
American Software, Inc., Class A	5,100	45,900
Aspen Technology, Inc. *	17,898	646,655
AVG Technologies NV *	12,954	268,796
Aware, Inc. *	4,900	18,277
Barracuda Networks, Inc. @*	7,232	111,373
Blackbaud, Inc.	12,444	782,603
Bottomline Technologies de, Inc. @*	7,935	241,938
Bsquare Corp. *	2,300	13,616
Covisint Corp. *	7,419	14,838
Ebix, Inc. @	2,155	87,902
Ellie Mae, Inc. *	3,576	324,129
EnerNOC, Inc. @*	6,500	48,620
EPIQ Systems, Inc.	9,077	136,337
Fair Isaac Corp.	10,964	1,163,171
Gerber Scientific Contingent Value **@§*	5,000	—
Glu Mobile, Inc. @*	14,543	41,011
GSE Systems, Inc. @*	2,896	7,848
Manhattan Associates, Inc. *	14,640	832,577
Mentor Graphics Corp.	32,443	659,566
MicroStrategy, Inc., Class A *	1,426	256,281
Monotype Imaging Holdings, Inc.	10,597	253,480
Paycom Software, Inc. @*	15,172	540,123
Pegasystems, Inc.	18,834	478,007
Progress Software Corp. *	13,610	328,273
QAD, Inc., Class A @	4,909	104,316
QAD, Inc., Class B	1,219	21,698
Qualys, Inc. *	6,337	160,389
Rosetta Stone, Inc. *	772	5,180
Rovi Corp. *	24,632	505,202
Rubicon Project, Inc. (The) *	5,572	101,856
Seachange International, Inc. *	7,100	39,192
Silver Spring Networks, Inc. @*	4,658	68,706
Synchronoss Technologies, Inc. *	11,475	371,102
Take-Two Interactive Software, Inc. @*	17,999	678,022
Tangoe, Inc. @*	3,351	26,439
TeleNav, Inc. *	8,331	49,153
TiVo, Inc. *	26,597	252,938
Tyler Technologies, Inc. *	1,438	184,941
VASCO Data Security International, Inc. @*	7,796	120,058
Verint Systems, Inc. *	12,694	423,726
Xura, Inc. *	3,258	64,085
Zix Corp. *	13,353	52,477
Zynga, Inc., Class A *	155,342	354,180
		11,528,827
Specialty Retail — 4.3%
Aaron's, Inc.	18,376	461,238
Abercrombie & Fitch Co., Class A @	14,745	465,057
America's Car-Mart, Inc. @*	2,516	62,900
American Eagle Outfitters, Inc. @	52,550	876,008
Asbury Automotive Group, Inc. *	8,045	481,413
Ascena Retail Group, Inc. *	43,780	484,207
Barnes & Noble Education, Inc. *	10,227	100,225
Barnes & Noble, Inc.	15,776	194,991
Bebe Stores, Inc. @	19,210	10,562
Big 5 Sporting Goods Corp.	6,183	68,693
Buckle, Inc. (The) @	12,544	424,865
Build-A-Bear Workshop, Inc. *	3,739	48,570
Cabela's, Inc. @*	2,975	144,853
Caleres, Inc.	11,677	330,342
Cato Corp. (The), Class A	6,792	261,832
Chico's FAS, Inc.	38,937	516,694
Children's Place, Inc. (The)	4,800	400,656
Christopher & Banks Corp. *	7,704	18,413
Citi Trends, Inc.	3,643	64,955
Conn's, Inc. @*	8,299	103,406
CST Brands, Inc.	18,803	719,967
Destination Maternity Corp.	2,800	19,152
Destination XL Group, Inc. *	7,225	37,353
DSW, Inc., Class A @	19,115	528,339
Express, Inc. *	21,656	463,655
Finish Line Inc. (The), Class A	14,724	310,676
Five Below, Inc. @*	13,253	547,879
Francesca's Holdings Corp. *	8,973	171,923
Genesco, Inc. *	6,525	471,431
Group 1 Automotive, Inc.	6,400	375,616
Guess?, Inc. @	19,715	370,051
Haverty Furniture Cos., Inc.	4,500	95,220
hhgregg, Inc. @*	7,855	16,574
Hibbett Sports, Inc. @*	6,748	242,253
Kirkland's, Inc.	5,977	104,657
Lithia Motors, Inc., Class A @	7,255	633,579
Lumber Liquidators Holdings, Inc. @*	6,687	87,733
MarineMax, Inc. *	5,699	110,960

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Monro Muffler Brake, Inc. @	9,650	$689,685
Murphy USA, Inc. *	11,781	723,942
New York & Co., Inc. *	17,542	69,466
Office Depot, Inc. *	129,524	919,620
Outerwall, Inc. @	7,107	262,888
Penske Auto Group, Inc.	9,585	363,272
Perfumania Holdings, Inc. *	1,156	2,890
Pier 1 Imports, Inc. @	25,113	176,042
Rent-A-Center, Inc.	14,262	226,053
Select Comfort Corp. *	13,560	262,928
Shoe Carnival, Inc.	3,860	104,066
Sonic Automotive, Inc., Class A	9,895	182,860
Sportsman's Warehouse Holdings, Inc. *	7,232	91,123
Stage Stores, Inc. @	8,747	70,501
Stein Mart, Inc.	11,157	81,781
Tailored Brands, Inc.	12,139	217,288
Tandy Leather Factory, Inc. *	3,611	25,096
Tile Shop Holdings, Inc. *	4,471	66,663
Tilly's, Inc., Class A *	1,093	7,312
Trans World Entertainment Corp. *	5,400	19,656
Vitamin Shoppe, Inc. @*	7,763	240,342
West Marine, Inc. *	4,005	36,405
Winmark Corp.	1,162	113,853
Zumiez, Inc. @*	7,876	156,890
		15,937,520
Textiles, Apparel & Luxury Goods — 1.3%
Cherokee, Inc. *	1,700	30,243
Columbia Sportswear Co.	5,982	359,458
Crocs, Inc. @*	19,662	189,148
Culp, Inc.	2,400	62,928
Deckers Outdoor Corp. *	8,474	507,677
Delta Apparel, Inc. *	1,153	22,068
G-III Apparel Group Ltd. *	12,918	631,561
Iconix Brand Group, Inc. @*	13,700	110,285
Kate Spade & Co. *	20,572	524,998
Lakeland Industries, Inc. *	440	5,399
Movado Group, Inc.	4,486	123,500
Oxford Industries, Inc.	4,436	298,232
Perry Ellis International, Inc. *	3,333	61,361
Rocky Brands, Inc.	1,000	12,740
Sequential Brands Group, Inc. *	333	2,128
Steven Madden Ltd. *	18,385	680,980
Superior Uniform Group, Inc.	2,200	39,204
Tumi Holdings, Inc. *	17,582	471,549
Unifi, Inc. *	4,533	103,851
Vera Bradley, Inc. *	7,472	151,981
Vince Holding Corp. @*	2,829	17,908
Wolverine World Wide, Inc.	26,290	484,262
		4,891,461
Thrifts & Mortgage Finance — 2.0%
Astoria Financial Corp.	26,701	422,944
Atlantic Coast Financial Corp. *	1,765	10,661
Bank Mutual Corp.	8,663	65,579
BankFinancial Corp.	4,900	57,918
Bear State Financial, Inc. *	1,232	11,421
Beneficial Bancorp, Inc. *	19,038	260,630
BofI Holding, Inc. @*	16,994	362,652
Cape Bancorp, Inc.	1,636	21,988
Capitol Federal Financial, Inc.	38,288	507,699
Charter Financial Corp.	307	4,144
Citizens Community Bancorp, Inc.	400	3,580
Clifton Bancorp, Inc.	4,918	74,360
Dime Community Bancshares, Inc.	9,230	162,633
ESSA Bancorp, Inc.	1,900	25,631
EverBank Financial Corp.	25,050	378,004
Federal Agricultural Mortgage Corp., Class C	1,400	52,822
First Defiance Financial Corp.	1,100	42,251
First Financial Northwest, Inc.	2,239	29,488
Flagstar Bancorp, Inc. *	13,420	287,993
Fox Chase Bancorp, Inc.	3,230	62,404
HF Financial Corp.	110	1,980
Hingham Institution for Savings	213	25,370
Home Bancorp, Inc.	994	26,649
HomeStreet, Inc. *	4,321	89,920
HopFed Bancorp, Inc.	415	4,752
Kearny Financial Corp.	23,771	293,572
Lake Sunapee Bank Group	200	2,796
LendingTree, Inc. @*	2,115	206,805
Meridian Bancorp, Inc.	11,660	162,307
Meta Financial Group, Inc.	256	11,674
MGIC Investment Corp. *	38,605	296,100
Nationstar Mortgage Holdings, Inc. @*	4,024	39,838
NMI Holdings, Inc., Class A *	4,062	20,513
Northeast Community Bancorp, Inc.	2,200	14,872
Northfield Bancorp, Inc.	14,040	230,818
Northwest Bancshares, Inc.	25,789	348,409
OceanFirst Financial Corp. @	3,912	69,164
Oritani Financial Corp.	13,840	234,865
PennyMac Financial Services, Inc., Class A *	917	10,784
PHH Corp. *	14,258	178,795
Provident Financial Holdings, Inc.	600	10,230
Provident Financial Services, Inc.	15,994	322,919
Pulaski Financial Corp.	2,040	32,946
Radian Group, Inc.	22,936	284,406
SI Financial Group, Inc.	2,065	28,765
Territorial Bancorp, Inc.	2,302	59,990
Timberland Bancorp, Inc.	2,600	32,864
Trustco Bank Corp. NY	24,992	151,451
United Community Financial Corp.	6,165	36,189
United Financial Bancorp, Inc.	13,701	172,496
Walker & Dunlop, Inc. *	7,823	189,864
Washington Federal, Inc.	25,804	584,461
Waterstone Financial, Inc.	8,664	118,523
Westfield Financial, Inc.	5,000	42,150
WSFS Financial Corp.	6,327	205,754
		7,387,793
Tobacco — 0.3%
Alliance One International, Inc. *	1,792	31,467
Universal Corp. @	5,600	318,136
Vector Group Ltd.	33,090	755,776
		1,105,379
Trading Companies & Distributors — 1.0%
Air Lease Corp. @	3,135	100,696
Aircastle Ltd.	15,000	333,600
Applied Industrial Technologies, Inc.	10,907	473,364
Beacon Roofing Supply, Inc. *	14,009	574,509
BMC Stock Holdings, Inc. *	3,647	60,613
CAI International, Inc. *	4,585	44,291
DXP Enterprises, Inc. *	2,600	45,656
GATX Corp. @	11,502	546,345
H&E Equipment Services, Inc.	9,684	169,761
Houston Wire & Cable Co.	5,746	40,165
Kaman Corp., Class A @	7,224	308,393
Lawson Products, Inc. *	1,575	30,838
MRC Global, Inc. *	23,031	302,627
Rush Enterprises, Inc., Class A *	8,185	149,294

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
TAL International Group, Inc. *	9,264	$143,036
Textainer Group Holdings Ltd. @	13,035	193,439
Titan Machinery, Inc. *	3,710	42,888
WESCO International, Inc. @*	3,865	211,300
Willis Lease Finance Corp. *	900	19,431
		3,790,246
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc. @*	23,396	336,668
Water Utilities — 0.3%
American States Water Co.	9,573	376,793
Artesian Resources Corp., Class A @	1,300	36,348
California Water Service Group	11,688	312,303
Connecticut Water Service, Inc.	1,900	85,690
Consolidated Water Co., Ltd.	2,822	34,344
Middlesex Water Co. @	2,337	72,097
Pure Cycle Corp. @*	1,000	4,510
SJW Corp.	4,400	159,940
York Water Co.	1,271	38,791
		1,120,816
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc. *	7,749	59,822
NTELOS Holdings Corp. @*	3,570	32,844
Shenandoah Telecommunications Co.	19,824	530,292
Spok Holdings, Inc.	4,000	70,040
Telephone & Data Systems, Inc.	20,316	611,308
United States Cellular Corp. *	933	42,629
		1,346,935
TOTAL COMMON STOCKS
(Identified Cost $280,561,670)		365,461,604

RIGHTS AND WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., CVR *	50,175	301
Pharmaceuticals — 0.0%
FRD Acquisition Co. §~*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., CVR **§~*	13,728	—
		—
Textiles, Apparel & Luxury Goods — 0.0%
Vince Holding Corp., expires 4/14/16 *	2,829	749
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc., expires 3/31/17 §*	2,600	4,914
TOTAL RIGHTS AND WARRANTS
(Identified Cost $22,580)		5,964

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES — 0.0%
Pharmaceuticals — 0.0%
Catalyst Biosciences, Inc., 0.000%, 2/19/18	$1,898	1,889
TOTAL BONDS AND NOTES
(Identified Cost $1,899)		1,889

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 15.9%
Investment Companies — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,426,000	1,426,000
		1,426,001
Collateral For Securities On Loan — 15.5%
State Street Navigator Securities Lending Prime Portfolio	56,990,001	56,990,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $58,416,002)		58,416,002
Total Investments — 115.6%
(Identified Cost $339,002,151)#		423,885,459
Liabilities, Less Cash and Other Assets — (15.6%)		(57,104,549)

Net Assets — 100.0%		$366,780,910

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of March 31, 2016, the market value of the securities on loan was $58,470,291.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupted/delisted security
**	Contingent value rights based on future performance.
††	Zero coupon bond
#

At  March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $339,002,151. Net unrealized appreciation aggregated $84,883,308 of which $120,042,838 related to appreciated investment securities and $35,159,530 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Right

See notes to schedules of investments

SA U.S. Small Company Fund

March 31, 2016
Portfolio Sectors (% of portfolio market value)* (Unaudited)

Sector	Percentage
Financials	19.2%
Consumer Discretionary	18.3%
Information Technology	17.6%
Industrials	17.6%
Health Care	8.9%
Materials	4.7%
Consumer Staples	4.5%
Utilities	4.5%
Energy	3.7%
Telecommunication Services	1.0%
100.0%

*       Excludes Short-Term Investments

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 6.1%
Asciano Ltd.	327,641	$2,250,333
Aurizon Holdings Ltd.	243,181	738,185
Australia & New Zealand Banking Group Ltd.	236,633	4,255,435
Bank of Queensland Ltd.	20,831	193,532
Bendigo & Adelaide Bank Ltd. @	54,144	368,141
BHP Billiton Ltd.	395,678	5,113,757
BHP Billiton Ltd., ADR @	84,621	2,191,684
Boral Ltd.	112,395	532,447
Fortescue Metals Group Ltd. @	291,754	570,292
Harvey Norman Holdings Ltd.	43,937	158,296
Incitec Pivot Ltd.	253,567	620,046
Macquarie Group Ltd.	11,491	582,149
National Australia Bank Ltd.	19,340	389,010
Newcrest Mining Ltd. *	230,399	2,995,346
Oil Search Ltd.	8,529	44,196
Orica Ltd. @	19,661	231,644
Origin Energy Ltd.	261,406	1,019,938
Qantas Airways Ltd. *	194,338	606,307
QBE Insurance Group Ltd.	190,746	1,595,221
Rio Tinto Ltd.	76,661	2,508,657
Santos Ltd.	257,296	794,838
South32 Ltd. *	231,746	260,250
South32 Ltd., ADR @*	27,785	152,262
Star Entertainment Group Ltd. (The)	108,033	470,376
Suncorp Group Ltd.	128,380	1,172,060
Tatts Group Ltd.	211,667	613,318
Treasury Wine Estates Ltd.	71,536	528,618
Wesfarmers Ltd.	74,881	2,379,232
Woodside Petroleum Ltd.	208,173	4,142,569
		37,478,139
Austria — 0.1%
OMV AG	13,071	367,747
Raiffeisen Bank International AG @*	8,878	134,512
		502,259
Belgium — 1.7%
Ageas	30,178	1,197,420
Colruyt SA	3,671	213,874
Delhaize Group SA	27,093	2,828,572
KBC Groep NV	27,692	1,428,538
Proximus	21,575	737,365
Solvay SA	21,530	2,159,585
UCB SA	9,679	740,563
Umicore SA	20,552	1,023,143
		10,329,060
Canada — 8.0%
Agnico Eagle Mines Ltd.	36,358	1,314,705
AltaGas Ltd. @	5,195	133,600
Bank of Montreal @	102,513	6,221,514
Barrick Gold Corp.	34,311	465,943
Blackberry Ltd. @*	134,419	1,087,450
Blackberry Ltd. ¥*	29,515	239,529
Cameco Corp. @¥	36,048	462,691
Cameco Corp. @	46,029	591,012
Canadian Natural Resources Ltd. ¥	121,797	3,294,497
Canadian Natural Resources Ltd. @	110,725	2,989,575
Cenovus Energy, Inc.	85,947	1,117,311
Crescent Point Energy Corp. @	71,115	984,232
Crescent Point Energy Corp. @¥	46,074	637,852
Detour Gold Corp. *	12,900	203,122
Eldorado Gold Corp.	49,079	155,090
Eldorado Gold Corp. ¥	9,675	30,394
Empire Co., Ltd., Class A	57,934	1,003,669
Encana Corp.	170,240	1,036,762
Fairfax Financial Holdings Ltd.	3,983	2,229,775
Finning International, Inc. @	43,672	641,251
First Quantum Minerals Ltd. @	116,246	612,221
Genworth MI Canada, Inc. @	7,768	183,083
Goldcorp, Inc.	81,320	1,319,824
Goldcorp, Inc. ¥	8,798	142,733
Hudson's Bay Co. @	4,336	64,068
Husky Energy, Inc.	84,483	1,051,850
Industrial Alliance Insurance & Financial Services, Inc.	22,627	682,948
Kinross Gold Corp. *	224,454	765,606
Lundin Mining Corp. *	51,775	163,049
Manulife Financial Corp. ¥	243,493	3,445,930
Manulife Financial Corp. @	42,725	603,704
Maple Leaf Foods, Inc.	7,763	162,283
MEG Energy Corp. *	18,574	93,674
National Bank of Canada @	32,500	1,063,272
Pacific Exploration & Production Corp. @*	60,633	38,749
Silver Wheaton Corp. @	40,575	672,734
Sun Life Financial, Inc. ¥	30,213	974,725
Sun Life Financial, Inc.	24,978	806,040
Suncor Energy, Inc. ¥	266,726	7,428,281
Suncor Energy, Inc. @	65,644	1,825,560
Teck Resources Ltd., Class B @	75,600	573,367
Tourmaline Oil Corp. *	51,350	1,087,295
Turquoise Hill Resources Ltd. *	106,042	271,076
WSP Global, Inc. @	8,525	252,714
Yamana Gold, Inc. @	126,739	384,486
		49,509,246
Denmark — 1.8%
AP Moeller - Maersk A.S., Class A	508	648,527
AP Moeller - Maersk A.S., Class B	1,365	1,790,540
Carlsberg A/S, Class B	14,167	1,349,959
Danske Bank A/S	44,490	1,256,876
DSV A/S	30,967	1,289,090
H Lundbeck A/S *	6,315	208,491
ISS A/S	17,517	703,248
Jyske Bank A/S	3,219	145,306
Novozymes A/S, B Shares	6,176	277,654
TDC A/S	2	10
Tryg A/S	2,321	45,048
Vestas Wind Systems A/S	45,308	3,196,502
		10,911,251
Finland — 0.7%
Fortum Oyj @	53,783	814,568
Neste Oil Oyj @	19,097	628,445
Stora Enso Oyj, R Shares	140,861	1,260,647
UPM-Kymmene Oyj	73,611	1,333,490
		4,037,150
France — 9.2%
AXA SA	185,703	4,372,033
BNP Paribas SA	69,964	3,521,240
Bollore SA	71,863	279,173
Bouygues SA	54,784	2,234,843
Casino Guichard Perrachon SA @	14,968	858,077
CGG, ADR @	6,001	4,920
Cie de Saint-Gobain	123,697	5,451,433
Cie Generale des Etablissements Michelin	23,216	2,375,724
CNP Assurances	47,212	736,267
Credit Agricole SA	54,399	589,170
Eiffage SA	1,235	94,858
Electricite de France SA	35,074	393,679
Engie	296,273	4,598,439
Natixis SA	175,915	866,151

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Orange SA	358,763	$6,284,799
Peugeot SA *	127,344	2,182,265
Renault SA	50,745	5,042,095
SCOR SE	20,302	720,771
Societe Generale SA	134,518	4,971,649
STMicroelectronics NV	122,677	680,940
Total SA	233,594	10,648,211
		56,906,737
Germany — 8.1%
Allianz SE	75,950	12,354,238
Bayerische Motoren Werke AG	63,112	5,795,481
Commerzbank AG *	126,955	1,103,835
Daimler AG	169,178	12,969,238
Deutsche Bank AG @	124,546	2,109,809
Deutsche Lufthansa AG @*	59,537	962,348
E.On AG	444,281	4,265,808
Fraport AG Frankfurt Airport Services Worldwide	5,611	340,371
Hannover Rueck SE	5,624	655,314
HeidelbergCement AG	25,503	2,183,744
K+S AG @	38,493	900,771
Metro AG @	41,562	1,287,799
Muenchener Rueckversicherungs AG	11,308	2,300,043
RWE AG	59,507	770,236
Talanx AG *	13,218	451,373
Telefonica Deutschland Holding AG	72,027	390,209
Volkswagen AG @	5,200	754,723
		49,595,340
Hong Kong — 2.4%
Bank of East Asia Ltd. (The) @	66,200	247,055
Cathay Pacific Airways Ltd.	343,000	594,265
CK Hutchison Holdings Ltd.	118,124	1,530,350
FIH Mobile Ltd.	240,000	107,356
Guoco Group Ltd.	5,000	53,498
Hang Lung Group Ltd.	123,000	352,002
Hang Lung Properties Ltd.	391,000	747,992
Henderson Land Development Co., Ltd.	10,859	66,562
Hongkong & Shanghai Hotels Ltd. (The)	29,495	31,216
Hopewell Holdings Ltd.	70,000	226,044
Kerry Properties Ltd.	135,000	372,421
MTR Corp. Ltd.	119,361	588,546
New World Development Co., Ltd.	1,656,168	1,579,875
NWS Holdings Ltd.	169,792	269,659
Orient Overseas International Ltd.	10,500	40,471
Shangri-La Asia Ltd.	307,143	350,405
Sino Land Co., Ltd.	566,904	900,341
Sun Hung Kai Properties Ltd.	232,677	2,841,969
Swire Pacific Ltd., Series A	136,500	1,470,164
Swire Pacific Ltd., Series B	147,500	287,495
Tsim Sha Tsui Properties	60,907	155,460
Wharf Holdings Ltd. (The) @	150,000	819,867
Wheelock & Co., Ltd.	251,000	1,121,149
Yue Yuen Industrial Holdings Ltd.	11,000	37,861
		14,792,023
Ireland — 0.2%
Bank of Ireland *	2,785,283	808,190
Bank of Ireland ADR *	8,152	93,667
CRH PLC, ADR	12,757	359,492
		1,261,349
Israel — 0.5%
Azrieli Group	1,926	75,630
Bank Hapoalim B.M.	243,823	1,265,770
Bank Leumi Le-Israel *	194,826	699,688
Israel Chemicals Ltd.	22,737	98,969
Mizrahi Tefahot Bank Ltd.	27,068	317,574
Teva Pharmaceutical Industries Ltd., ADR	15,615	835,558
		3,293,189
Italy — 1.1%
Eni SpA	232,322	3,515,977
Mediobanca SpA	55,568	400,251
UniCredit SpA	774,571	2,793,988
Unione di Banche Italiane SCPA	51,121	189,171
UnipolSai SpA	35,580	82,349
		6,981,736
Japan — 20.9%
Aeon Co., Ltd. @	171,100	2,471,976
Aisin Seiki Co., Ltd.	36,200	1,363,792
Amada Holdings Co., Ltd.	39,400	384,390
Aoyama Trading Co., Ltd.	4,500	172,931
Asahi Glass Co., Ltd. @	208,000	1,138,460
Asahi Kasei Corp.	279,000	1,886,277
Bank of Kyoto Ltd. (The)	40,000	260,873
Bank of Yokohama Ltd. (The) §~*	144,000	654,458
Brother Industries Ltd.	42,400	487,499
Canon Marketing Japan, Inc. @	8,000	139,749
Chiba Bank Ltd. (The)	79,000	393,789
Chugoku Bank Ltd. (The) @	19,700	205,148
Citizen Holdings Co., Ltd.	64,400	365,073
Coca-Cola East Japan Co., Ltd.	4,500	74,690
Coca-Cola West Co., Ltd.	15,200	376,269
COMSYS Holdings Corp. @	2,500	38,607
Dai Nippon Printing Co., Ltd.	60,000	533,120
Dai-ichi Life Insurance Co., Ltd. (The)	88,500	1,071,405
Daido Steel Co., Ltd.	51,000	176,729
Daihatsu Motor Co., Ltd. @	36,500	514,363
Denka Co., Ltd.	67,000	275,632
DIC Corp.	133,000	317,891
Ebara Corp. @	34,000	141,988
Fuji Electric Co., Ltd.	11,000	38,020
Fuji Media Holdings, Inc.	3,800	41,733
FUJIFILM Holdings Corp.	48,600	1,922,063
Fujikura Ltd.	65,000	306,100
Fujitsu Ltd.	155,000	573,753
Fukuoka Financial Group, Inc.	90,000	293,483
Furukawa Electric Co., Ltd. @	26,000	56,138
Glory Ltd.	11,200	380,648
Gunma Bank Ltd. (The) @	47,000	194,189
H2O Retailing Corp.	14,000	241,699
Hachijuni Bank Ltd. (The)	48,000	206,851
Hankyu Hanshin Holdings, Inc.	168,000	1,071,785
Hiroshima Bank Ltd. (The)	48,000	175,290
Hitachi Capital Corp.	9,900	215,514
Hitachi Chemical Co., Ltd.	24,000	431,827
Hitachi Construction Machinery Co., Ltd. @	29,600	470,255
Hitachi High-Technologies Corp.	4,700	132,383
Hitachi Ltd.	687,000	3,214,485
Hitachi Metals Ltd.	18,100	186,717
Hitachi Transport System Ltd.	7,700	128,761
Hokuhoku Financial Group, Inc. @	200,000	263,006
Honda Motor Co., Ltd.	235,200	6,449,218
Ibiden Co., Ltd. @	32,600	398,575
Idemitsu Kosan Co., Ltd. @	11,500	205,282
Iida Group Holdings Co., Ltd.	14,700	286,699
Isetan Mitsukoshi Holdings Ltd.	26,300	307,295
ITOCHU Corp.	281,200	3,462,999
Iyo Bank Ltd. (The) @	29,500	193,180
J Front Retailing Co., Ltd.	69,600	923,300
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
JFE Holdings, Inc. @	92,200	$1,241,949
Joyo Bank Ltd. (The) @	71,000	243,511
JSR Corp.	5,000	71,882
JX Holdings, Inc.	243,400	938,175
K's Holdings Corp.	3,900	129,255
Kamigumi Co., Ltd.	25,000	235,239
Kaneka Corp.	80,000	685,237
Kawasaki Kisen Kaisha Ltd. @	195,000	377,716
Kinden Corp.	3,000	36,785
Kobe Steel Ltd.	566,000	497,881
Komatsu Ltd.	103,800	1,767,122
Konica Minolta, Inc.	142,000	1,206,202
Kuraray Co., Ltd.	76,400	934,083
Kurita Water Industries Ltd.	3,100	70,707
Kyocera Corp.	14,900	656,265
Kyushu Financial Group, Inc.	44,870	258,747
LIXIL Group Corp.	32,900	670,892
Marubeni Corp. @	292,800	1,482,927
Mazda Motor Corp.	104,900	1,627,863
Medipal Holdings Corp.	12,400	196,337
Mitsubishi Chemical Holdings Corp.	429,900	2,244,136
Mitsubishi Corp.	62,600	1,060,159
Mitsubishi Gas Chemical Co., Inc.	45,000	242,303
Mitsubishi Heavy Industries Ltd.	441,000	1,638,297
Mitsubishi Materials Corp. @	355,000	1,003,065
Mitsubishi UFJ Financial Group, Inc.	935,500	4,334,828
Mitsubishi UFJ Financial Group, Inc., ADR @	1,031,340	4,733,851
Mitsubishi UFJ Lease & Finance Co., Ltd.	90,500	397,237
Mitsui & Co., Ltd. @	27,500	316,429
Mitsui & Co., Ltd., ADR @	2,885	663,377
Mitsui Chemicals, Inc.	236,000	786,352
Mitsui OSK Lines Ltd. @	145,000	295,037
Mizuho Financial Group, Inc. @	4,432,400	6,620,342
MS&AD Insurance Group Holdings, Inc.	26,600	741,193
NEC Corp.	734,000	1,845,679
NH Foods Ltd. @	16,067	354,046
NHK Spring Co., Ltd.	30,800	294,741
Nikon Corp. @	46,300	708,415
Nippo Corp.	11,000	185,019
Nippon Electric Glass Co., Ltd.	44,000	225,190
Nippon Express Co., Ltd.	246,000	1,119,126
Nippon Paper Industries Co., Ltd. @	30,700	546,378
Nippon Shokubai Co., Ltd.	3,600	183,287
Nippon Steel Sumitomo Metal Corp.	134,827	2,590,039
Nippon Yusen KK @	501,000	965,987
Nissan Motor Co., Ltd. @	426,800	3,949,640
Nisshinbo Holdings, Inc. @	23,000	244,213
NOK Corp.	17,600	300,566
Nomura Holdings, Inc.	459,800	2,054,586
Nomura Real Estate Holdings, Inc.	16,600	306,793
NTN Corp.	145,000	462,526
Obayashi Corp.	17,000	167,666
Oji Holdings Corp.	226,000	907,655
Otsuka Holdings Co., Ltd.	17,500	635,657
Resona Holdings, Inc.	403,500	1,439,829
Ricoh Co., Ltd. @	230,800	2,350,143
Rohm Co., Ltd.	6,900	290,604
Sankyo Co., Ltd.	5,400	201,040
SBI Holdings, Inc. @	35,300	358,505
Sega Sammy Holdings, Inc. @	3,100	33,797
Seino Holdings Co., Ltd.	18,400	198,314
Sekisui Chemical Co., Ltd.	40,000	492,603
Sekisui House Ltd.	106,000	1,789,035
Shinsei Bank Ltd. @	185,000	241,637
Shizuoka Bank Ltd. (The)	58,000	418,464
Showa Denko KK @	302,000	311,271
Showa Shell Sekiyu KK	25,400	227,944
SKY Perfect JSAT Holdings, Inc.	36,000	209,516
Sojitz Corp.	145,400	298,435
Sompo Japan Nipponkoa Holdings, Inc.	17,100	484,382
Sony Corp.	15,400	395,861
Sony Corp., ADR	39,068	1,004,829
Sumitomo Chemical Co., Ltd.	491,000	2,220,614
Sumitomo Corp. @	55,600	552,566
Sumitomo Dainippon Pharma Co., Ltd. @	10,300	118,609
Sumitomo Electric Industries Ltd.	166,400	2,024,093
Sumitomo Forestry Co., Ltd.	38,000	436,572
Sumitomo Heavy Industries Ltd. @	111,000	458,617
Sumitomo Metal Mining Co., Ltd. @	93,000	923,431
Sumitomo Mitsui Financial Group, Inc.	225,900	6,848,557
Sumitomo Mitsui Trust Holdings, Inc.	316,000	925,440
Sumitomo Rubber Industries Ltd.	42,800	661,328
Suzuken Co., Ltd.	9,240	314,034
T&D Holdings, Inc.	165,100	1,539,584
Taiheiyo Cement Corp.	49,000	112,764
Takashimaya Co., Ltd.	47,000	392,972
TDK Corp.	26,700	1,482,740
Teijin Ltd.	266,000	926,492
THK Co., Ltd. @	6,700	123,588
TOKAI RIKA Co., Ltd.	11,500	216,420
Tokyo Tatemono Co., Ltd.	10,500	130,801
Toppan Printing Co., Ltd.	60,000	503,265
Toshiba Corp. @*	30,000	58,377
Tosoh Corp.	128,000	537,954
Toyo Seikan Group Holdings Ltd. @	18,400	344,637
Toyoda Gosei Co., Ltd.	14,500	279,835
Toyota Motor Corp., ADR	2,461	261,653
Toyota Tsusho Corp.	65,600	1,482,259
Ube Industries Ltd.	247,000	436,741
UNY Group Holdings Co., Ltd. @	39,000	274,797
Wacoal Holdings Corp.	14,000	167,062
Yamada Denki Co., Ltd. @	72,700	343,653
Yamaguchi Financial Group, Inc. @	23,000	209,063
Yokohama Rubber Co., Ltd. (The)	24,000	394,722
		129,118,396
Netherlands — 3.1%
Aegon NV	196,914	1,083,147
Akzo Nobel NV	2,473	168,560
ArcelorMittal @	93,652	423,602
ArcelorMittal-NY Registered @	239,502	1,096,919
Boskalis Westminster NV	14,308	562,430
ING Groep NV	513,355	6,209,478
Koninklijke DSM NV	50,692	2,788,080
Koninklijke KPN NV	84,575	354,444
Koninklijke Philips NV	105,517	3,012,510
Koninklijke Philips NV ∑	101,454	2,890,153
NN Group NV	14,381	470,551
TNT Express NV	2,208	19,813
		19,079,687
New Zealand — 0.1%
Auckland International Airport Ltd.	59,712	265,385
Fletcher Building Ltd.	62,679	341,824
Fonterra Co-operative Group Ltd.	3,186	13,059
		620,268
Norway — 0.8%
DNB ASA @	113,847	1,346,264
Norsk Hydro ASA	266,983	1,099,268

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
Seadrill Ltd. @*	81,654	$269,458
Statoil ASA	122,024	1,921,487
Storebrand ASA *	56,200	219,578
Subsea 7 SA @*	29,227	221,286
Yara International ASA	2,486	93,555
		5,170,896
Portugal — 0.0%
Banco Espirito Santo SA §	414,564	—
EDP Renovaveis SA	32,371	247,163
		247,163
Singapore — 1.0%
CapitaLand Ltd.	217,800	496,083
City Developments Ltd.	74,000	448,551
DBS Group Holdings Ltd.	46,900	535,165
Frasers Centrepoint Ltd.	45,000	54,420
Golden Agri-Resources Ltd. @	876,000	266,469
Hutchison Port Holdings Trust	1,160,800	580,400
Keppel Corp. Ltd. @	238,900	1,033,340
Noble Group Ltd. @*	176,100	57,487
Olam International Ltd.	105,000	133,991
Oversea-Chinese Banking Corp. Ltd.	8,106	53,164
Sembcorp Industries Ltd.	112,800	252,740
Singapore Airlines Ltd.	132,240	1,120,437
United Industrial Corp. Ltd.	75,143	163,906
UOL Group Ltd.	47,218	210,193
Wilmar International Ltd.	285,900	712,708
		6,119,054
Spain — 2.8%
Acciona SA	4,442	343,608
Banco Bilbao Vizcaya Argentaria SA, ADR @	37,797	246,436
Banco de Sabadell SA @	332,327	598,241
Banco Popular Espanol SA @	281,068	731,445
Banco Santander SA	1,975,107	8,706,714
CaixaBank SA @	145,785	430,813
CaixaBank SA @*	2,313	6,835
Iberdrola SA	678,468	4,524,860
Mapfre SA	110,695	239,198
Repsol SA	140,331	1,584,051
		17,412,201
Sweden — 3.0%
Boliden AB	77,171	1,234,812
Meda AB, A Shares	13,267	246,931
Millicom International Cellular SA	1,488	81,326
Nordea Bank AB	238,746	2,293,867
SSAB AB, B Shares	283,451	2,707,680
Svenska Cellulosa AB, Series A	244	7,631
Svenska Cellulosa AB, Series B	134,069	4,189,734
Svenska Handelsbanken AB, A Shares @	5,722	72,809
Swedbank AB, A Shares	48,681	1,048,786
Tele2 AB, B Shares @	57,402	532,426
Telefonaktiebolaget LM Ericsson	398,774	3,993,512
Telefonaktiebolaget LM Ericsson, A Shares	698	6,827
TeliaSonera AB	396,003	2,057,025
		18,473,366
Switzerland — 8.7%
ABB Ltd. *	419,141	8,168,792
Adecco SA	49,724	3,239,778
Aryzta AG @*	3,696	153,098
Baloise Holding AG	10,052	1,277,473
Cie Financiere Richemont SA	87,601	5,789,656
Clariant AG *	72,927	1,319,671
Credit Suisse Group AG *	105,767	1,497,051
Dufry AG *	1,466	180,363
Julius Baer Group Ltd. *	10,070	432,522
LafargeHolcim Ltd. µ*	60,388	2,840,569
LafargeHolcim Ltd. =*	37,003	1,738,124
Lonza Group AG *	3,405	576,146
Novartis AG	65,368	4,738,339
Swatch Group AG (The)	10,479	705,647
Swatch Group AG (The) @	8,156	2,825,400
Swiss Life Holding AG *	3,536	940,310
Swiss Re AG	72,191	6,674,411
UBS Group AG	263,220	4,240,318
Zurich Insurance Group AG *	25,793	5,989,888
		53,327,556
United Kingdom — 17.8%
Anglo American PLC	245,068	1,943,275
Antofagasta PLC @	61,941	417,591
Aviva PLC	122,471	802,275
Barclays PLC, ADR	385,151	3,320,002
Barratt Developments PLC	61,728	496,921
BHP Billiton PLC, ADR	60,076	1,365,527
BP PLC, ADR	682,836	20,607,990
Carnival PLC @	12,809	695,401
Carnival PLC, ADR	7,555	407,124
CYBG PLC *	4,835	14,603
Glencore PLC @	1,498,161	3,384,675
HSBC Holdings PLC	376,505	2,346,336
HSBC Holdings PLC, ADR @	413,738	12,875,527
Investec PLC	11,836	87,122
J Sainsbury PLC @	422,622	1,677,115
Kingfisher PLC	485,140	2,624,778
Lloyds Banking Group PLC, ADR @	111,459	440,263
Old Mutual PLC	628,811	1,743,943
Pearson PLC, ADR	27,747	347,947
Royal Bank of Scotland Group PLC *	127,835	408,884
Royal Bank of Scotland Group PLC, ADR *	81,693	521,201
Royal Dutch Shell PLC, A Shares	17,218	416,442
Royal Dutch Shell PLC, ADR, Class A	286,710	13,891,099
Royal Dutch Shell PLC, ADR, Class B @	266,858	13,126,745
Royal Mail PLC	94,049	649,319
Standard Chartered PLC	257,458	1,747,366
Vodafone Group PLC	7,028,749	22,330,218
WM Morrison Supermarkets PLC @	368,150	1,050,636
		109,740,325
TOTAL COMMON STOCKS
(Identified Cost $663,931,733)		604,906,391

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 4.500%	9,670	773,105
Porsche Automobil Holding SE, 4.640%	9,211	474,694
Volkswagen AG, 4.550%	29,220	3,718,949
		4,966,748
TOTAL PREFERRED STOCKS
(Identified Cost $8,798,570)		4,966,748

SHORT-TERM INVESTMENTS — 13.0%
Investment Companies — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,426,000	1,426,000
		1,426,001
Collateral For Securities On Loan — 12.7%
State Street Navigator Securities Lending
Prime Portfolio	78,442,915	78,442,915

See notes to schedules of investments

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $79,868,916)		79,868,916

Total Investments — 111.9%
(Identified Cost $752,599,219)#		689,742,055
Liabilities, Less Cash and Other Assets — (11.9%)		(73,255,630)

Net Assets — 100.0%		$616,486,425

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of March 31, 2016, the market value of the securities on loan was $79,056,298.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupted/delisted security.
∑	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.
=	Traded on the France, Euronext Paris Exchange.
#

At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $752,599,219. Net unrealized depreciation aggregated $62,857,164 of which $56,424,652 related to appreciated investment securities and $119,281,816 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to schedules of investments

SA International Value Fund

March 31, 2016
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	21.2%
United Kingdom	18.0%
France	9.4%
Germany	9.0%
Switzerland	8.8%
Canada	8.1%
Australia	6.2%
Netherlands	3.1%
Sweden	3.0%
Other	13.2%
100.0%

SA International Value Fund

Ten largest industry holdings as of March 31, 2016
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	17.6%
Oil, Gas & Consumable Fuels	15.7%
Short-Term	12.7%
Insurance	9.4%
Automobiles	7.2%
Metals & Mining	6.2%
Wireless Telecommunication Services	3.7%
Chemicals	3.6%
Food & Staples Retailing	2.3%
Real Estate Management & Development	2.1%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio £	18,508,492	$318,346,055
TOTAL MUTUAL FUNDS
(Identified Cost $227,347,103)		318,346,055
Total Investments — 100.0%
(Identified Cost $227,347,103)#		318,346,055
Cash and Other Assets, Less Liabilities — 0.0%		27,511
Net Assets — 100.0%		$318,373,566

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#	At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $227,347,103. Net unrealized appreciation aggregated $90,998,952, which related solely to appreciated investment securities.

See notes to schedules of investments

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.9%
Brazil — 4.9%
Aliansce Shopping Centers SA	13,559	$48,306
Banco Bradesco SA	34,689	290,196
Banco do Brasil SA	105,169	578,252
Banco Santander Brasil SA	40,193	189,471
BM&F BOVESPA SA	156,602	669,848
Cia Siderurgica Nacional SA	101,942	202,713
Cosan SA Industria e Comercio	15,000	130,950
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,900	104,136
Duratex SA	46,481	97,857
Duratex SA *	991	2,086
Embraer SA, ADR	11,177	294,626
Even Construtora e Incorporadora SA	34,300	39,683
Ez Tec Empreendimentos e Participacoes SA	8,242	36,996
Fibria Celulose SA	11,200	94,505
Fibria Celulose SA, ADR	42,916	363,928
Fleury SA	5,300	31,765
Gerdau SA	17,300	23,239
Gerdau SA, ADR @	75,210	133,874
Guararapes Confeccoes SA	1,200	18,990
Hypermarcas SA *	50,700	396,502
Iochpe Maxion SA	10,397	36,578
JBS SA	129,293	393,742
Kroton Educacional SA	224,054	715,348
Magnesita Refratarios SA *	1,500	5,803
Mahle-Metal Leve SA	3,100	20,312
MRV Engenharia e Participacoes SA	58,421	192,373
PDG Realty SA Empreendimentos e Participacoes *	76	95
Petroleo Brasileiro SA *	332,443	982,818
Petroleo Brasileiro SA, ADR *	154,811	904,096
Porto Seguro SA	8,300	62,879
Rumo Logistica Operadora Multimodal SA *	16,100	14,955
Sao Martinho SA	5,100	68,494
SLC Agricola SA	8,505	37,373
Sul America SA	27,000	120,521
Usinas Siderurgicas de Minas Gerais SA	8,500	9,669
Vale SA	166,695	702,357
		8,015,336
Chile — 1.5%
CAP SA	16,619	48,751
Cencosud SA	37,491	95,012
Cencosud SA, ADR	28,050	215,424
Empresas CMPC SA	112,729	263,859
Empresas COPEC SA	56,080	537,460
Enersis Americas SA, ADR	45,932	638,455
ENTEL Chile SA	16,548	146,168
Gasco SA	200	1,552
Grupo Security SA	133,299	38,603
Inversiones Aguas Metropolitanas SA	36,299	56,359
Latam Airlines Group SA, ADR @*	49,283	344,981
Ripley Corp. SA	107,262	48,835
Sigdo Koppers SA	10,144	13,401
Sociedad Matriz SAAM SA	240,287	17,845
		2,466,705
China — 14.4%
361 Degrees International Ltd.	129,000	39,911
Agile Property Holdings Ltd. @	227,091	126,465
Agricultural Bank of China Ltd., H Shares	1,892,000	680,475
Angang Steel Co., Ltd., H Shares @	116,000	53,833
Bank of China Ltd., H Shares	4,517,902	1,875,337
Bank of Chongqing Co. Ltd., H Shares	46,500	37,644
Bank of Communications Co., Ltd., H Shares	551,400	362,513
Beijing Capital Land Ltd., H Shares	136,000	56,628
Beijing Enterprises Holdings Ltd.	29,500	161,431
BYD Electronic International Co., Ltd. *	47,500	27,432
C C Land Holdings Ltd.	115,000	34,245
Chaoda Modern Agriculture Holdings Ltd. @*	62,354	1,350
China Aerospace International Holdings Ltd.	318,000	42,223
China Agri-Industries Holdings Ltd. @*	167,700	51,668
China BlueChemical Ltd., H Shares	192,000	48,511
China Citic Bank Corp. Ltd., H Shares *	372,000	228,264
China Coal Energy Co., Ltd., H Shares @	218,000	90,209
China Communication Services Corp. Ltd., H Shares	303,600	138,545
China Communications Construction Co., Ltd., H Shares	166,000	198,155
China Construction Bank Corp., H Shares	7,534,810	4,817,709
China Everbright Bank Co. Ltd., H Shares	326,000	157,172
China Everbright Ltd.	42,000	87,710
China Galaxy Securities Co., Ltd., H Shares	40,500	39,470
China High Speed Transmission Equipment Group Co., Ltd. *	79,000	66,093
China Hongqiao Group Ltd. @	162,500	113,119
China Jinmao Holdings Group Ltd.	380,000	106,299
China Lumena New Materials Corp. @§*	224,000	—
China Merchants Bank Co., Ltd., H Shares	156,500	328,843
China Merchants Holdings International Co., Ltd.	78,353	232,311
China Minsheng Banking Corp. Ltd., H Shares	232,400	216,601
China National Building Material Co., Ltd., H Shares @	394,000	182,846
China National Materials Co., Ltd., H Shares	121,000	23,709
China Oilfield Services Ltd., H Shares @	72,000	56,432
China Overseas Grand Oceans Group Ltd. @	77,000	26,006
China Petroleum & Chemical Corp., ADR	11,017	717,758
China Petroleum & Chemical Corp., H Shares	764,400	502,548
China Resources Cement Holdings Ltd.	166,000	50,716
China Resources Enterprise Ltd.	68,593	126,445
China SCE Property Holdings Ltd.	151,000	32,507
China Shanshui Cement Group Ltd. @§*	125,000	34,999
China Shenhua Energy Co., Ltd.	191,500	301,666
China Shipping Container Lines Co., Ltd., H Shares @*	70,200	16,018
China Singyes Solar Technologies Holdings Ltd. @	30,000	12,646
China South City Holdings Ltd.	204,000	42,339
China Southern Airlines Co., Ltd., H Shares	98,000	61,903
China Travel International Investment Hong Kong Ltd.	208,000	69,715
China Unicom Hong Kong Ltd.	132,000	174,245
China Unicom Hong Kong Ltd., ADR	55,304	727,801
China Yurun Food Group Ltd. @*	23,000	3,736
China ZhengTong Auto Services Holdings Ltd.	91,500	35,150
China Zhongwang Holdings Ltd. @	154,000	76,034
Chongqing Rural Commercial Bank Co., Ltd., H Shares @	226,000	119,448
CIFI Holdings Group Co., Ltd.	130,000	31,003
CITIC Ltd.	471,000	715,242

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Citic Resources Holdings Ltd. @*	150,000	$11,989
CNOOC Ltd.	1,416,000	1,673,860
Concord New Energy Group Ltd.	420,000	22,740
Coolpad Group Ltd. *	240,200	39,944
COSCO Pacific Ltd.	142,680	187,607
Country Garden Holdings Co., Ltd.	544,000	214,589
Dah Chong Hong Holdings Ltd.	35,000	14,257
Dongfeng Motor Group Co., Ltd., H Shares	168,000	209,422
Dongyue Group Ltd.	234,000	41,326
Evergrande Real Estate Group Ltd. @	496,000	382,357
Fufeng Group Ltd.	155,000	49,353
Glorious Property Holdings Ltd. *	228,000	26,452
GOME Electrical Appliances Holding Ltd.	337,000	48,221
Greentown China Holdings Ltd. *	76,000	59,861
Guangshen Railway Co., Ltd., ADR	2,674	57,250
Guangzhou R&F Properties Co., Ltd.	109,600	156,544
Harbin Electric Co., Ltd., H Shares @	54,000	21,788
Hengdeli Holdings Ltd.	184,000	15,180
Hopson Development Holdings Ltd. @*	58,000	57,272
Hua Han Health Industry Holdings Ltd. @	640,000	69,302
Huaneng Renewables Corp. Ltd., H Shares	312,000	96,528
Huishang Bank Corp. Ltd., H Shares	64,000	30,938
Industrial & Commercial Bank of China Ltd., H Shares	4,653,000	2,609,209
Intime Retail Group Co. Ltd.	3,500	2,852
Jiangxi Copper Co., Ltd., H Shares	92,000	110,651
Ju Teng International Holdings Ltd.	56,000	28,876
Kaisa Group Holdings Ltd. @§*	172,000	12,971
Kingboard Chemical Holdings Ltd.	75,000	128,781
Kingboard Laminates Holdings Ltd.	50,000	23,268
Kunlun Energy Co., Ltd.	296,000	256,417
KWG Property Holding Ltd.	147,500	96,782
Longfor Properties Co. Ltd.	103,500	147,298
Lonking Holdings Ltd.	281,000	49,989
Maanshan Iron & Steel Co., Ltd., H Shares @*	116,000	21,533
Maoye International Holdings Ltd.	82,000	8,139
Metallurgical Corp. of China Ltd., H Shares	76,000	20,770
Mingfa Group International Co., Ltd. *	91,000	22,171
MMG Ltd. *	88,000	19,625
New World China Land Ltd.	272,800	284,850
Nine Dragons Paper Holdings Ltd.	197,000	148,308
Poly Property Group Co., Ltd. @	229,000	62,583
Renhe Commercial Holdings Co., Ltd. @*	726,000	29,012
Semiconductor Manufacturing International Corp. *	1,275,000	110,121
Shandong Chenming Paper Holdings Ltd., H Shares	45,000	33,704
Shanghai Industrial Holdings Ltd.	45,000	105,461
Shanghai Industrial Urban Development Group Ltd.	262,000	49,311
Shenzhen International Holdings Ltd.	31,001	50,354
Shenzhen Investment Ltd.	156,072	61,967
Shimao Property Holdings Ltd.	147,500	217,523
Shougang Fushan Resources Group Ltd.	176,000	22,234
Shunfeng International Clean Energy Ltd. *	220,000	43,108
Sino-Ocean Land Holdings Ltd.	206,212	98,091
Sinofert Holdings Ltd.	244,000	33,970
Sinopec Engineering Group Co., Ltd., H Shares	43,000	34,977
Sinotrans Ltd., H Shares	122,000	53,472
Sinotrans Shipping Ltd.	51,573	8,643
Sinotruk Hong Kong Ltd.	60,000	28,154
Skyworth Digital Holdings Ltd.	129,591	80,187
Soho China Ltd. @	205,000	97,514
Sunac China Holdings Ltd.	32,000	21,492
TCC International Holdings Ltd.	96,000	17,449
Tian An China Investment Co., Ltd.	10,000	5,234
Tianjin Port Development Holdings Ltd.	70,000	10,648
Truly International Holdings Ltd.	178,000	51,858
Wasion Group Holdings Ltd.	112,000	58,907
Yanzhou Coal Mining Co., Ltd., H Shares @	66,000	34,288
Yingde Gases Group Co., Ltd.	101,500	38,861
Yuexiu Property Co., Ltd.	863,033	124,604
Yuzhou Properties Co. Ltd.	153,000	40,235
Zhongsheng Group Holdings Ltd.	35,500	17,207
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares @	57,000	21,970
		23,703,487
Colombia — 0.5%
Almacenes Exito SA	10,065	52,597
Cementos Argos SA	10,173	39,397
Ecopetrol SA, ADR @	26,868	231,334
Grupo Argos SA	31,119	208,047
Grupo de Inversiones Suramericana SA	22,514	299,385
Grupo Nutresa SA	8,773	74,558
		905,318
Czech Republic — 0.2%
CEZ AS	18,401	324,590
Unipetrol, AS *	10,432	79,326
		403,916
Greece — 0.1%
Alpha Bank AE *	927	2,068
Ellaktor SA *	11,652	16,839
GEK Terna Holding Real Estate Construction SA *	8,282	15,550
Hellenic Petroleum SA *	9,036	38,249
Marfin Investment Group Holdings SA *	45,244	5,869
Mytilineos Holdings SA *	16,096	63,189
Piraeus Bank SA *	524	135
Titan Cement Co. SA	299	6,427
		148,326
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,816	229,510
OTP Bank PLC	17,316	434,788
		664,298
India — 12.7%
ACC Ltd.	6,589	137,108
Adani Enterprises Ltd.	48,033	53,457
Adani Ports & Special Economic Zone Ltd.	67,837	254,354
Adani Power Ltd. *	220,211	113,726
Adani Transmissions Ltd. *	48,033	25,024
Aditya Birla Fashion & Retail Ltd. *	57,350	121,243
Aditya Birla Nuvo Ltd.	11,029	137,791
Allahabad Bank Ltd.	1,836	1,528
Ambuja Cements Ltd.	85,169	299,662
Apollo Tyres Ltd.	62,493	166,182
Arvind Infrastructure Limited *	3,581	4,461
Arvind Ltd.	35,814	148,156
Ashoka Buildcon Ltd.	4,899	12,591
Axis Bank Ltd.	148,673	1,000,171
Bajaj Finserv Ltd.	7,006	181,438
Bajaj Holdings & Investment Ltd.	5,460	120,788
Balkrishna Industries Ltd.	4,079	38,990
Bank of Baroda	63,461	140,870
Bank of India	22,041	32,435
Bharat Electronics Ltd.	2,973	55,310

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Bharat Heavy Electricals Ltd.	121,876	$209,438
Bharti Airtel Ltd.	186,227	982,562
Biocon Ltd.	7,792	57,067
Cairn India Ltd.	81,823	191,700
Canara Bank	23,213	66,794
Ceat Ltd.	3,536	58,468
Century Textiles & Industries Ltd.	4,065	32,662
Cholamandalam Investment & Finance Co., Ltd.	1,380	14,991
Container Corp. of India Ltd.	2,946	55,475
Coromandel International Ltd.	7,470	21,207
Corporation Bank	735	431
Cox & Kings Ltd.	11,953	32,598
Crompton Greaves Consumer Electricals Ltd. *	49,779	76,372
Crompton Greaves Ltd.	49,779	36,758
Cyient Ltd.	4,385	28,490
Dewan Housing Finance Corp. Ltd.	35,252	104,549
DLF Ltd.	35,103	60,959
EID Parry India Ltd.	7,288	23,838
EIH Ltd.	13,530	21,259
Engineers India Ltd.	11,771	30,235
Exide Industries Ltd.	41,825	87,948
Federal Bank Ltd.	155,672	108,839
GAIL India Ltd.	55,287	298,882
GAIL India Ltd., GDR	155	4,960
Gateway Distriparks Ltd.	5,222	21,934
Great Eastern Shipping Co., Ltd. (The)	11,618	55,000
Gujarat Fluorochemicals Ltd.	5,933	46,400
Gujarat State Petronet Ltd.	33,607	71,987
Himachal Futuristic Communications Ltd. *	111,266	27,219
Hindalco Industries Ltd.	179,658	239,282
ICICI Bank Ltd.	195,449	693,284
ICICI Bank Ltd., ADR	74,950	536,642
IDBI Bank Ltd.	16,131	16,929
Idea Cellular Ltd.	194,607	330,308
IDFC Bank Ltd. *	28,677	20,937
IDFC Ltd.	28,677	17,473
IFCI Ltd.	131,851	49,676
IIFL Holdings Ltd.	37,686	117,231
India Cements Ltd. (The) *	73,961	96,608
Indiabulls Housing Finance Ltd.	31,336	307,575
Indian Bank	12,173	19,163
Indian Hotels Co., Ltd. *	47,733	71,323
Jain Irrigation Systems Ltd.	44,473	40,193
Jaiprakash Associates Ltd. *	179,807	20,907
Jammu & Kashmir Bank Ltd. (The)	24,690	22,556
Jaypee Infratech Ltd. *	42,410	5,315
Jindal Steel & Power Ltd. *	85,132	77,775
JSW Energy Ltd.	116,585	122,355
JSW Steel Ltd.	18,080	349,000
Jubilant Life Sciences Ltd.	13,390	84,114
Karnataka Bank Ltd. (The)	17,217	26,753
Karur Vysya Bank Ltd. (The)	4,383	28,923
Kaveri Seed Co. Ltd.	5,328	30,332
Kotak Mahindra Bank Ltd.	1,116	11,509
KPIT Technologies Ltd.	21,169	47,342
L&T Finance Holdings Ltd.	78,014	75,396
Larsen & Toubro Ltd.	43,594	806,412
LIC Housing Finance Ltd.	63,253	468,983
Mahindra & Mahindra Financial Services Ltd.	53,402	204,020
Mahindra & Mahindra Ltd.	44,944	820,526
Mphasis Ltd.	17,602	130,774
MRF Ltd.	256	147,869
Muthoot Finance Ltd.	15,546	41,951
National Aluminium Co., Ltd.	84,641	50,742
NCC Ltd.	58,777	67,011
NIIT Technologies Ltd.	6,690	50,057
Oberoi Realty Ltd.	14,000	51,140
Oriental Bank of Commerce	14,300	19,964
PC Jeweller Ltd.	3,805	20,650
Persistent Systems Ltd.	4,682	53,733
Petronet LNG Ltd.	34,695	131,084
Piramal Enterprises Ltd.	6,642	104,305
Power Finance Corp., Ltd.	64,690	167,238
Prestige Estates Projects Ltd.	5,865	15,313
PTC India Ltd.	28,037	27,096
Ramco Cements Ltd. (The)	6,184	37,502
Redington India Ltd.	23,584	40,920
Reliance Capital Ltd.	8,971	49,960
Reliance Communications Ltd. *	167,238	126,270
Reliance Industries Ltd.	169,654	2,677,163
Reliance Industries Ltd., GDR ±	9,730	298,224
Reliance Power Ltd.	91,910	69,187
Rural Electrification Corp. Ltd.	58,727	147,388
Shriram City Union Finance Ltd.	837	19,022
Shriram Transport Finance Co. Ltd.	20,278	293,655
Sintex Industries Ltd.	51,588	59,672
Sobha Ltd.	6,105	25,352
South Indian Bank Ltd. (The)	67,916	18,153
SRF Ltd.	2,665	52,036
State Bank of India	142,518	417,509
State Bank of India Ltd., GDR	2,800	82,040
Syndicate Bank	19,381	19,740
Tata Chemicals Ltd.	12,834	73,451
Tata Global Beverages Ltd.	75,341	137,889
Tata Motors Ltd. *	162,943	956,411
Tata Steel Ltd.	75,355	363,049
Tech Mahindra Ltd.	20,171	144,743
Tube Investments of India Ltd.	8,913	52,491
TV18 Broadcast Ltd. *	108,396	66,292
Union Bank of India	37,465	74,169
UPL Ltd.	67,047	483,951
Vardhman Textiles Ltd.	3,096	36,050
Vedanta Ltd.	201,797	275,472
Vedanta Ltd. ADR	14,869	81,779
Videocon Industries Ltd.	3,464	5,605
Wipro Ltd.	56,435	483,242
Wockhardt Ltd. *	4,111	60,589
Yes Bank Ltd.	31,195	408,412
		20,849,464
Indonesia — 3.1%
Adaro Energy Tbk PT	3,548,500	172,608
Agung Podomoro Land Tbk PT *	1,262,900	28,477
Alam Sutera Realty Tbk PT	2,593,800	72,767
Aneka Tambang Tbk PT *	1,180,516	41,309
Astra Agro Lestari Tbk PT	14,000	19,216
Astra International Tbk PT	256,400	140,189
Bank Bukopin Tbk PT	428,300	19,219
Bank Danamon Indonesia Tbk PT	378,773	108,547
Bank Mandiri Tbk PT	1,255,300	975,082
Bank Negara Indonesia Persero Tbk PT	1,027,766	403,046
Bank Pan Indonesia Tbk PT *	967,400	51,069
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	649,700	47,282
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	14,436
Bank Tabungan Negara Tbk PT	967,790	127,360

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Bumi Serpong Damai Tbk PT	805,600	$111,484
Ciputra Development Tbk PT	1,600,498	157,515
Eagle High Plantations Tbk PT *	1,380,100	30,079
Gajah Tunggal Tbk PT	517,400	28,679
Garuda Indonesia Persero Tbk PT *	400,470	13,289
Global Mediacom Tbk PT	1,084,300	98,536
Gudang Garam Tbk PT	23,400	115,235
Hanson International Tbk PT *	198,800	12,069
Holcim Indonesia Tbk PT	308,000	24,854
Indah Kiat Pulp & Paper Corp., Tbk PT	344,500	24,941
Indo Tambangraya Megah Tbk PT	64,900	32,426
Indofood Sukses Makmur Tbk PT	987,900	538,279
Intiland Development Tbk PT	1,370,300	54,254
Japfa Comfeed Indonesia Tbk PT *	565,400	34,112
Lippo Cikarang Tbk PT *	74,400	39,697
Lippo Karawaci Tbk PT	3,218,075	253,611
Medco Energi Internasional Tbk PT	379,700	42,809
MNC Investama Tbk PT	4,910,300	65,915
Modernland Realty Tbk PT	1,013,700	30,732
Multipolar Tbk PT	1,293,500	37,654
Panin Financial Tbk PT *	4,249,300	53,517
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	844,800	115,953
Salim Ivomas Pratama Tbk PT	964,200	34,321
Semen Indonesia Persero Tbk PT	362,500	278,163
Sinar Mas Multiartha Tbk PT	7,500	2,885
Sri Rejeki Isman Tbk PT	996,900	24,283
Tambang Batubara Bukit Asam Persero Tbk PT	127,900	60,526
Timah Tbk PT	762,382	42,546
United Tractors Tbk PT	316,000	364,615
Vale Indonesia Tbk PT *	362,800	47,881
XL Axiata Tbk PT *	322,500	97,285
		5,088,752
Korea — 15.0%
Asiana Airlines, Inc. *	12,488	52,525
BNK Financial Group, Inc.	32,879	278,879
CJ E&M Corp.	1,328	74,087
Daeduck Electronics Co.	3,845	27,906
Daelim Industrial Co., Ltd.	2,608	207,299
Daewoo Engineering & Construction Co., Ltd. *	9,082	49,873
Daewoo Securities Co., Ltd.	16,086	116,327
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	12,811	56,796
Daishin Securities Co., Ltd.	3,000	31,480
Daou Technology, Inc.	2,100	39,756
DGB Financial Group, Inc.	14,167	110,254
Dong Ah Tire & Rubber Co., Ltd.	1,550	37,002
Dongbu Insurance Co., Ltd.	3,424	227,249
Dongkuk Steel Mill Co., Ltd. *	5,154	30,872
Doosan Corp.	1,027	79,387
Doosan Heavy Industries & Construction Co., Ltd.	6,939	131,062
Doosan Infracore Co., Ltd. *	19,039	108,380
E-Mart Co., Ltd.	1,863	285,901
Eugene Investment & Securities Co. Ltd. *	20,185	48,715
GS Engineering & Construction Corp. *	5,034	120,172
GS Holdings Corp.	6,040	311,612
Halla Holdings Corp.	445	21,013
Hana Financial Group, Inc.	24,268	526,273
Handsome Co., Ltd.	1,970	69,164
Hanil Cement Co., Ltd.	309	25,102
Hanjin Kal Corp.	2,970	58,174
Hanjin Shipping Co., Ltd. *	10,498	29,513
Hanjin Transportation Co., Ltd.	384	13,331
Hankook Tire Co., Ltd.	3,921	186,518
Hansol Holdings Co., Ltd. *	4,144	28,953
Hansol Paper Co., Ltd.	373	7,176
Hanwha Chem Corp.	8,620	188,063
Hanwha Corp.	5,740	178,183
Hanwha General Insurance Co. Ltd.	4,793	35,415
Hanwha Investment & Securities Co., Ltd. *	9,923	30,847
Hanwha Life Insurance Co., Ltd.	31,650	185,428
Hanwha Techwin Co., Ltd.	2,249	79,352
Humax Co., Ltd.	1,390	15,983
Hyosung Corp.	2,379	299,559
Hyundai Department Store Co., Ltd.	1,876	225,560
Hyundai Engineering & Construction Co., Ltd.	8,648	318,742
Hyundai Heavy Industries Co., Ltd. *	3,494	325,386
Hyundai Home Shopping Network Corp.	351	40,054
Hyundai Hy Communications & Networks Co., Ltd.	3,997	11,883
Hyundai Marine & Fire Insurance Co., Ltd.	2,703	78,471
Hyundai Mobis Co., Ltd.	1,845	401,718
Hyundai Motor Co.	20,465	2,729,025
Hyundai Rotem Co., Ltd. *	2,813	42,677
Hyundai Securities Co.	14,989	90,044
Hyundai Steel Co.	10,195	494,773
Hyundai Wia Corp.	1,652	151,679
Ilshin Spinning Co. Ltd.	296	37,272
Industrial Bank of Korea	31,915	341,867
JB Financial Group Co., Ltd.	10,318	52,330
KB Financial Group, Inc.	205	5,709
KB Financial Group, Inc., ADR *	31,479	868,506
KB Insurance Co., Ltd.	4,390	130,710
KCC Corp.	336	122,225
Kia Motors Corp.	29,777	1,257,633
KISWIRE Ltd.	840	32,613
Kolon Industries, Inc.	1,927	121,996
Korea Investment Holdings Co., Ltd.	5,554	213,447
Korea Line Corp. *	3,081	45,665
Korean Air Lines Co., Ltd. *	4,632	125,561
Korean Reinsurance Co.	9,715	118,507
Kumho Tire Co., Inc. *	5,182	38,063
Kwangju Bank	1,074	7,861
LF Corp.	2,480	56,166
LG Chem Ltd.	384	109,968
LG Corp.	8,570	513,331
LG Display Co., Ltd.	4,160	96,761
LG Display Co., Ltd., ADR *	55,508	634,456
LG Electronics, Inc.	16,524	890,065
LG International Corp.	3,030	94,853
LG Uplus Corp.	23,635	228,372
Lotte Chemical Corp.	1,077	321,612
Lotte Chilsung Beverage Co., Ltd.	56	89,073
Lotte Confectionery Co., Ltd.	64	143,715
LOTTE Fine Chemicals Co., Ltd.	2,019	71,855
LOTTE Himart Co., Ltd.	487	21,803
Lotte Shopping Co., Ltd.	1,031	226,286
LS Corp.	2,043	80,034
Mando Corp.	264	36,128
Mirae Asset Securities Co., Ltd.	6,038	123,284
Namyang Dairy Products Co., Ltd.	26	18,552
NH Investment & Securities Co., Ltd.	11,342	98,484
Nong Shim Co., Ltd.	100	34,977
OCI Co., Ltd. *	2,081	192,887
Poongsan Corp.	2,070	53,669

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
POSCO	823	$157,965
Posco Daewoo Corp.	4,166	78,686
POSCO, ADR	30,823	1,458,853
S&T Dynamics Co., Ltd.	1,950	23,616
S-Oil Corp.	2,353	201,433
Samsung C&T Corp.	1,489	186,190
Samsung Card Co., Ltd.	3,348	110,224
Samsung Electro-Mechanics Co., Ltd.	5,032	258,728
Samsung Electronics Co., Ltd.	371	425,631
Samsung Heavy Industries Co., Ltd. *	14,688	141,922
Samsung Life Insurance Co., Ltd.	6,916	710,589
Samsung SDI Co., Ltd.	3,484	301,605
Samsung Securities Co., Ltd.	5,314	185,637
Samyang Holdings Corp.	471	64,867
Seah Besteel Corp.	1,570	37,754
SeAH Steel Corp.	130	7,855
Sebang Global Battery Co., Ltd.	589	21,915
Shinhan Financial Group Co., Ltd.	11,620	411,516
Shinhan Financial Group Co., Ltd., ADR *	24,410	859,476
Shinsegae Co., Ltd.	895	158,871
SK Gas Co., Ltd.	594	41,449
SK Holdings Co., Ltd.	1,679	327,402
SK Innovation Co., Ltd.	5,783	869,776
SK Networks Co., Ltd.	13,860	77,566
SKC Co., Ltd.	3,360	93,431
SL Corp.	532	7,513
Ssangyong Cement Industrial Co., Ltd. *	2,750	46,651
Sungwoo Hitech Co., Ltd.	5,817	50,357
Taekwang Industrial Co., Ltd.	36	29,276
Taeyoung Engineering & Construction Co., Ltd. *	5,008	26,231
Tongyang Life Insurance Co., Ltd.	3,790	39,106
Unid Co., Ltd.	227	9,885
Woori Bank	14,154	117,084
Woori Bank, ADR	3,083	76,890
Young Poong Corp.	19	18,143
		24,603,982
Malaysia — 4.3%
Affin Holdings Berhad	65,370	39,207
AirAsia Bhd	307,900	144,421
Alliance Financial Group Berhad	167,400	178,062
AMMB Holdings Berhad	305,987	360,769
Batu Kawan Berhad	18,800	88,182
Berjaya Corp. Berhad	442,500	45,934
Berjaya Land Berhad *	215,200	38,611
Boustead Holdings Berhad	58,184	58,609
Boustead Plantations Bhd	11,600	4,609
Bumi Armada Bhd *	491,700	99,563
Cahya Mata Sarawak Bhd	22,500	27,393
CIMB Group Holdings Bhd	532,280	661,683
Coastal Contracts Bhd	55,400	23,287
DRB-Hicom Berhad	191,500	50,065
Eco World Development Group Bhd *	61,000	22,514
Felda Global Ventures Holdings Bhd	258,800	100,164
Genting Bhd	374,800	941,443
Genting Malaysia Bhd	308,300	358,755
HAP Seng Consolidated Berhad	83,900	161,929
Hap Seng Plantations Holdings Berhad	19,600	12,157
Hong Leong Financial Group Berhad	35,521	141,301
Hong Leong Industries Bhd	9,900	17,306
IJM Corp. Berhad	470,460	425,663
IOI Properties Group Bhd	132,900	78,687
Jaya Tiasa Holdings Bhd	54,200	20,838
KNM Group Bhd *	258,360	32,117
KSL Holdings Bhd	91,419	30,930
Kulim Malaysia Berhad *	70,100	69,714
Mah Sing Group Bhd	205,885	74,934
Malayan Banking Bhd	33,469	77,378
Malaysia Airports Holdings Bhd	102,400	178,475
Malaysia Building Society Bhd	39,100	13,730
Malaysian Resources Corp. Bhd	168,400	53,954
Media Prima Bhd	105,700	39,555
MISC Berhad	135,120	308,232
MMC Corp. Berhad	173,500	97,390
Multi-Purpose Holdings Bhd	86,100	54,509
Oriental Holdings Berhad	23,560	41,727
OSK Holdings Berhad	49,637	21,374
Parkson Holdings Bhd *	83,001	21,912
Pos Malaysia Berhad	21,200	14,671
PPB Group Berhad	54,200	231,998
Press Metal Bhd	75,200	51,078
RHB Capital Berhad	100,268	151,629
SapuraKencana Petroleum Bhd	564,500	269,120
Selangor Properties Bhd	6,500	9,646
SP Setia Bhd Group	87,502	70,199
Star Publications Malaysia Bhd	2,200	1,353
Sunway Bhd	136,600	109,938
Sunway Construction Group Bhd	15,860	6,586
Supermax Corp. Bhd	71,200	47,083
Ta Ann Holdings Bhd	27,800	35,984
TA Enterprise Bhd	140,200	21,022
TA Global Berhad	55,560	3,845
TAN Chong Motor Holdings Bhd	9,600	5,758
Time dotCom Bhd	57,980	108,188
Tropicana Corp. Bhd	61,489	16,076
UEM Sunrise Bhd	225,600	65,919
UMW Holdings Bhd	33,900	59,693
UMW Oil & Gas Corp. Bhd *	110,500	25,773
Unisem M Bhd	81,900	46,602
UOA Development Bhd	91,900	49,937
Wah Seong Corp. Bhd	3,573	682
WCT Holdings Bhd	158,992	68,870
YTL Corp. Berhad	970,009	407,744
		7,096,477
Mexico — 6.0%
Alfa SAB de CV, Class A	316,744	637,442
Alpek SA de CV	61,784	97,447
Axtel SAB de CV *	61,878	30,478
Cemex SAB de CV *	670,743	487,223
Cemex SAB de CV, ADR *	52,030	378,778
Coca-Cola Femsa SAB de CV, ADR	2,331	193,590
Coca-Cola Femsa SAB de CV, Series L	44,671	371,260
Empresas ICA SAB de CV, ADR @*	1,800	1,746
Fomento Economico Mexicano SAB de CV	46,223	445,505
Fomento Economico Mexicano SAB de CV, ADR	15,033	1,447,828
Genomma Lab Internacional SAB de CV, Series B *	44,630	34,537
Grupo Aeromexico SAB de CV *	5,400	13,093
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,400	390,324
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,460	219,248
Grupo Carso SAB de CV, Series A	47,917	223,261
Grupo Comercial Chedraui SA de CV	54,670	173,720
Grupo Elektra SAB de CV	5,444	106,305
Grupo Financiero Banorte SAB de CV	250,787	1,421,216
Grupo Financiero Inbursa SA	121,118	242,416

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Grupo Financiero Interacciones SA de CV	7,000	$39,665
Grupo Financiero Santander Mexico SAB de CV, Class B	230,955	418,809
Grupo Mexico SAB de CV, Series B	527,996	1,273,756
Grupo Sanborns SAB de CV	49,041	69,827
Grupo Simec SAB de CV, Series B *	9,186	25,096
Industrias Bachoco SAB de CV, ADR @	1,639	84,048
Industrias Bachoco SAB de CV, Series B	3,309	14,156
Industrias CH SAB de CV, Series B *	19,400	71,987
Industrias Penoles SAB de CV	11,514	145,515
La Comer SAB de CV *	37,216	39,441
Megacable Holdings SAB de CV	1,300	5,395
Mexichem SAB de CV	118,938	291,198
OHL Mexico SAB de CV *	97,166	153,815
Organizacion Soriana SAB de CV, Class B *	112,979	267,585
TV Azteca SAB de CV	104,814	16,683
		9,832,393
Philippines — 1.7%
Alliance Global Group, Inc.	479,100	171,683
Bank of the Philippine Islands	21,550	40,718
BDO Unibank, Inc.	208,010	462,144
Bloomberry Resorts Corp. *	110,000	12,303
Cebu Air, Inc.	23,560	45,795
China Banking Corp.	8,800	7,482
Cosco Capital, Inc.	170,500	27,401
Filinvest Development Corp.	53,300	5,811
Filinvest Land, Inc.	1,435,000	55,162
First Philippine Holdings Corp.	33,750	48,377
JG Summit Holdings, Inc.	408,960	704,767
Lopez Holdings Corp.	414,200	62,969
LT Group, Inc.	220,200	74,604
Megaworld Corp.	1,270,700	114,527
Metropolitan Bank & Trust	38,258	68,506
Petron Corp.	421,800	94,354
Philippine National Bank *	30,748	35,092
Rizal Commercial Banking Corp.	51,380	33,532
Robinsons Land Corp.	319,900	193,837
Robinsons Retail Holdings, Inc.	22,800	36,642
San Miguel Corp.	67,120	112,243
Security Bank Corp.	54,470	207,020
Top Frontier Investment Holdings, Inc. *	8,630	32,837
Travellers International Hotel Group, Inc.	183,800	14,969
Union Bank of the Philippines	2,590	3,237
Vista Land & Lifescapes, Inc.	975,500	98,726
		2,764,738
Poland — 1.8%
Asseco Poland SA	11,788	191,422
Bank Millennium SA *	32,328	50,513
Enea SA	25,464	81,349
Grupa Azoty SA *	4,814	124,246
Grupa Lotos SA *	4,432	33,069
Kernel Holding SA	8,100	115,730
KGHM Polska Miedz SA	23,101	471,158
Lubelski Wegiel Bogdanka SA	963	9,911
Netia SA	36,890	49,138
Orbis SA	1,581	26,055
PGE SA	157,586	590,441
PKP Cargo SA	770	8,853
Polski Koncern Naftowy Orlen SA	42,901	849,696
Powszechna Kasa Oszczednosci Bank Polski SA *	37,756	281,308
Tauron Polska Energia SA	171,778	138,575
		3,021,464
Russia — 1.9%
Gazprom PAO, ADR	460,017	1,984,053
Lukoil PJSC ADR	26,778	1,028,677
Magnitogorsk Iron & Steel Works, GDR	14,581	63,282
RusHydro PJSC, ADR	111,906	112,465
		3,188,477
South Africa — 8.5%
Aeci Ltd.	15,952	98,324
African Bank Investments Ltd. §*	72,611	286
African Rainbow Minerals Ltd.	16,931	108,980
Anglo American Platinum Ltd. @*	6,935	169,986
AngloGold Ashanti Ltd. *	7,732	107,100
AngloGold Ashanti Ltd., ADR *	66,332	908,085
ArcelorMittal South Africa Ltd. *	23,974	12,666
Aveng Ltd. *	43,063	11,376
Barclays Africa Group Ltd. @	48,640	492,833
Barloworld Ltd.	39,661	203,090
Bidvest Group Ltd. (The) @	5,021	126,853
Blue Label Telecoms Ltd.	3,193	3,298
Caxton & CTP Publishers & Printers Ltd.	18,814	19,115
DataTec Ltd. @	33,031	102,849
Exxaro Resources Ltd. @	19,718	96,161
Gold Fields Ltd.	3,156	12,495
Gold Fields Ltd., ADR	163,422	643,883
Grindrod Ltd. @	77,312	60,273
Harmony Gold Mining Co., Ltd., ADR @*	35,368	128,740
Illovo Sugar Ltd.	17,142	23,976
Impala Platinum Holdings Ltd. @*	53,426	170,080
Imperial Holdings Ltd. @	38,000	387,110
Investec Ltd.	27,847	207,309
KAP Industrial Holdings Ltd.	93,894	41,020
Kumba Iron Ore Ltd. @*	2,357	12,698
Lewis Group Ltd. @	12,796	40,736
Liberty Holdings Ltd. @	21,825	213,715
Metair Investments Ltd.	9,021	12,098
Mmi Holdings Ltd.	199,027	335,672
Mondi Ltd.	15,688	301,684
Mpact Ltd.	8,603	30,184
MTN Group Ltd.	55,838	511,340
Murray & Roberts Holdings Ltd.	41,444	35,370
Nampak Ltd.	52,287	75,436
Nedbank Group Ltd. @	21,347	280,867
Northam Platinum Ltd. *	41,788	119,077
Omnia Holdings Ltd.	11,411	105,502
RCL Foods Ltd.	15,951	15,126
Reunert Ltd.	18,781	88,131
Royal Bafokeng Platinum Ltd. *	4,240	10,994
Sanlam Ltd.	24,759	114,859
Sappi Ltd. *	68,728	304,309
Sappi Ltd., ADR @*	44,800	196,896
Sasol Ltd.	36,269	1,084,698
Sasol Ltd., ADR	56,889	1,680,501
Sibanye Gold Ltd.	101,669	390,045
Sibanye Gold Ltd., ADR	15,156	229,917
Standard Bank Group Ltd.	135,433	1,215,285
Steinhoff International Holdings NV	300,306	1,970,003
Telkom SA SOC Ltd.	43,212	168,502
Tongaat Hulett Ltd.	20,152	142,557
Trencor Ltd.	21,056	65,605
Wilson Bayly Holmes-Ovcon Ltd.	6,827	55,028
		13,942,723

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 14.6%
A-DATA Technology Co., Ltd.	20,000	$19,979
Ability Enterprise Co., Ltd. *	25,195	15,735
AcBel Polytech, Inc.	46,000	38,090
Acer, Inc. *	332,884	127,738
Alpha Networks, Inc.	25,200	13,233
Altek Corp.	23,905	20,537
Ambassador Hotel (The)	20,000	16,530
AmTRAN Technology Co., Ltd.	99,360	57,886
Ardentec Corp.	60,487	41,347
Asia Cement Corp.	210,269	192,080
Asia Optical Co., Inc. *	41,000	36,116
Asia Polymer Corp.	26,250	14,844
Asustek Computer, Inc.	94,000	844,084
AU Optronics Corp.	868,000	260,799
AU Optronics Corp., ADR	73,574	217,043
BES Engineering Corp.	229,000	45,182
Capital Securities Corp.	239,661	65,381
Career Technology MFG. Co., Ltd.	39,000	27,750
Cathay Financial Holding Co., Ltd.	381,000	456,362
Cathay Real Estate Development Co., Ltd.	100,000	44,587
Chang Hwa Commercial Bank Ltd.	536,627	275,116
Cheng Loong Corp.	114,000	41,089
Cheng Uei Precision Industry Co., Ltd.	62,543	82,784
Chia Hsin Cement Corp.	22,000	6,453
Chin-Poon Industrial Co., Ltd.	55,000	99,288
China Airlines Ltd. *	422,111	150,829
China Bills Finance Corp.	110,000	42,040
China Development Financial Holding Corp.	1,191,468	318,376
China Life Insurance Co., Ltd.	513,950	395,236
China Metal Products	31,000	28,559
China Motor Corp.	71,195	51,100
China Steel Corp.	1,836,800	1,278,409
China Synthetic Rubber Corp.	61,261	46,349
Chipbond Technology Corp.	68,000	109,868
Chung Hung Steel Corp. *	105,000	18,857
Chung Hwa Pulp Corp.	79,367	24,537
Clevo Co.	71,000	64,086
CMC Magnetics Corp. *	288,337	31,177
Compal Electronics, Inc.	648,000	406,711
Compeq Manufacturing Co., Ltd.	118,000	75,528
Continental Holdings Corp. *	42,000	15,007
Coretronic Corp.	81,000	82,676
CSBC Corp.	67,240	33,532
CTBC Financial Holding Co., Ltd.	1,124,149	593,790
D-Link Corp. *	77,112	24,679
Dynapack International Technology Corp.	23,000	35,589
E.Sun Financial Holding Co., Ltd.	677,675	379,013
Elitegroup Computer Systems Co., Ltd.	58,877	36,771
Entie Commercial Bank Co., Ltd.	45,000	20,274
Epistar Corp.	128,828	93,066
Eternal Materials Co., Ltd.	37,080	37,847
Eva Airways Corp. *	171,170	95,733
Evergreen International Storage & Transport Corp.	54,000	22,651
Evergreen Marine Corp. Taiwan Ltd.	299,794	111,314
Everlight Electronics Co., Ltd.	41,000	68,282
Far Eastern Department Stores Ltd.	134,220	70,480
Far Eastern International Bank	201,269	59,598
Far Eastern New Century Corp.	442,338	361,468
Farglory Land Development Co., Ltd.	51,721	59,541
Federal Corp.	5,481	2,538
Feng Hsin Iron & Steel Co.	63,000	82,313
First Financial Holding Co., Ltd.	883,966	436,710
Formosa Chemicals & Fibre Corp.	87,000	216,797
Formosa Taffeta Co., Ltd.	67,000	65,472
Formosan Rubber Group, Inc.	68,000	37,292
Foxconn Technology Co., Ltd.	112,998	253,494
Fubon Financial Holding Co., Ltd.	897,211	1,142,979
Gemtek Technology Corp.	47,000	26,286
Genius Electronic Optical Co., Ltd. *	9,000	15,464
Getac Technology Corp.	45,000	31,600
Gigabyte Technology Co., Ltd.	52,000	57,358
Gintech Energy Corp. *	51,762	41,092
Gloria Material Technology Corp.	27,300	15,184
Goldsun Building Materials Co., Ltd.	193,953	56,889
Grand Pacific Petrochemical	168,000	90,306
Great Wall Enterprise Co., Ltd.	66,300	42,849
Greatek Electronics, Inc.	33,000	37,733
Green Energy Technology, Inc. *	40,149	23,453
HannStar Display Corp. *	443,770	58,739
Hey Song Corp.	19,750	21,662
Ho Tung Chemical Corp. *	101,955	23,696
Holy Stone Enterprise Co., Ltd.	18,200	19,510
Hon Hai Precision Industry Co., Ltd.	410,850	1,082,528
HTC Corp.	64,000	183,346
Hua Nan Financial Holdings Co., Ltd.	549,992	273,424
Huaku Development Co., Ltd.	27,000	49,916
Hung Sheng Construction Co., Ltd.	47,000	22,562
Ichia Technologies, Inc.	25,000	13,283
Innolux Corp.	1,455,757	508,864
Inotera Memories, Inc. *	434,000	393,087
Inventec Co., Ltd.	364,282	230,902
Jih Sun Financial Holdings Co., Ltd.	226,099	50,090
Kindom Construction Corp.	42,000	21,206
King Yuan Electronics Co., Ltd.	185,100	164,487
King's Town Bank Co., Ltd.	103,000	70,888
Kinpo Electronics *	230,000	75,752
Kinsus Interconnect Technology Corp.	44,000	97,750
LCY Chemical Corp. *	61,000	63,115
Lealea Enterprise Co., Ltd.	58,406	17,204
Lextar Electronics Corp.	40,000	20,383
Li Peng Enterprise Co., Ltd. *	91,245	23,531
Lien Hwa Industrial Corp.	65,342	41,113
Lite-On Technology Corp.	375,370	458,366
Long Chen Paper Co., Ltd.	77,000	30,744
Macronix International *	577,044	75,304
Masterlink Securities Corp.	116,643	33,452
Mega Financial Holding Co., Ltd.	974,850	693,639
Mercuries & Associates Holdings Ltd.	27,000	17,408
Mercuries Life Insurance Co., Ltd.	73,625	36,145
Micro-Star International Co., Ltd.	91,374	140,678
Mitac Holdings Corp.	46,219	36,692
Motech Industries, Inc. *	34,000	38,560
Nan Ya Printed Circuit Board Corp.	24,200	25,528
Neo Solar Power Corp.	91,849	59,646
Nien Hsing Textile Co., Ltd.	19,358	14,736
Oriental Union Chemical Corp.	58,000	36,674
Pan-International Industrial	34,380	14,101
Pegatron Corp.	258,249	602,613
POU Chen Corp.	146,133	186,163
Powertech Technology, Inc.	107,000	242,698
President Securities Corp.	101,653	43,271
Prince Housing & Development Corp.	148,970	55,313
Qisda Corp.	315,400	101,919
Radium Life Tech Co., Ltd.	99,488	32,612
Realtek Semiconductor Corp.	19,000	52,246
Rich Development Co., Ltd.	32,978	10,216
Ritek Corp. *	173,399	14,709
Ruentex Development Co., Ltd.	43,097	54,568

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Sanyang Industry Co., Ltd. *	573	$383
Shihlin Electric & Engineering Corp.	27,000	33,180
Shin Kong Financial Holding Co., Ltd.	881,813	176,998
Shin Zu Shing Co., Ltd.	16,000	57,171
Shining Building Business Co., Ltd. *	64,900	24,803
Shinkong Synthetic Fibers Corp.	186,151	52,576
Sigurd Microelectronics Corp.	53,000	39,111
Sincere Navigation Corp.	27,000	16,653
Sino-American Silicon Products, Inc. *	93,000	103,738
SinoPac Financial Holdings Co., Ltd.	843,973	260,923
Solar Applied Materials Technology Co.	25,000	14,681
Synnex Technology International Corp.	154,000	158,622
TA Chen Stainless Pipe	82,445	38,681
Taichung Commercial Bank Co., Ltd.	175,620	51,512
Taiflex Scientific Co., Ltd.	37,000	41,847
Tainan Spinning Co., Ltd.	142,427	59,964
Taishin Financial Holding Co., Ltd.	807,234	284,679
Taiwan Business Bank *	444,073	117,696
Taiwan Cement Corp.	464,772	454,894
Taiwan Cooperative Financial Holding	528,488	236,460
Taiwan Fertilizer Co., Ltd.	87,000	131,511
Taiwan Glass Industrial Corp. *	150,164	62,988
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	53,637
Taiwan PCB Techvest Co., Ltd.	7,000	7,482
Taiwan Surface Mounting Technology Co., Ltd.	27,518	24,454
Taiwan Tea Corp.	80,000	36,913
Tatung Co., Ltd. *	323,784	54,024
Teco Electric & Machinery Co., Ltd.	247,000	201,459
Test Rite International Co., Ltd.	36,000	22,148
Ton Yi Industrial Corp.	120,000	55,928
Tong Hsing Electronic Industries Ltd.	17,000	49,071
Tong Yang Industry Co., Ltd.	84,921	127,577
TPK Holding Co., Ltd.	35,000	76,125
Tripod Technology Corp.	57,000	103,430
TSRC Corp.	90,000	76,202
Tung Ho Steel Enterprise Corp.	119,000	72,286
TXC Corp.	18,000	24,497
U-Ming Marine Transport Corp.	47,000	37,239
Unimicron Technology Corp.	197,000	95,488
Union Bank of Taiwan	147,593	41,915
Unitech Printed Circuit Board Corp.	92,000	33,731
United Microelectronics Corp.	2,099,513	867,621
Universal Cement Corp.	45,022	31,265
UPC Technology Corp.	127,125	35,668
USI Corp.	127,000	50,904
Wah Lee Industrial Corp.	25,000	34,683
Walsin Lihwa Corp. *	401,000	106,405
Wan Hai Lines Ltd.	41,650	24,006
Wei Chuan Foods Corp. *	41,000	25,224
Win Semiconductors Corp.	52,813	104,694
Winbond Electronics Corp. *	389,000	114,220
Wisdom Marine Lines Co., Ltd. *	50,067	57,248
Wistron Corp.	395,763	244,708
WPG Holdings Ltd.	231,000	246,188
WT Microelectronics Co., Ltd.	60,716	72,631
Yageo Corp.	83,176	137,231
Yang Ming Marine Transport Corp. *	189,365	50,424
YFY, Inc.	150,385	48,362
Yieh Phui Enterprise Co., Ltd.	143,105	34,594
Yuanta Financial Holding Co., Ltd.	1,276,815	456,232
Yulon Motor Co., Ltd.	111,272	108,043
		24,076,882
Thailand — 3.2%
AP Thailand PCL	308,500	53,492
Asia Aviation PCL	299,900	49,443
Bangchak Petroleum PCL	74,000	61,527
Bangkok Bank PCL, ADR	61,300	313,644
Bangkok Expressway & Metro PCL *	553,079	87,254
Bangkok Insurance PCL	2,100	21,191
Bangkokland PCL	1,074,800	45,216
Banpu PCL	193,700	91,950
Charoen Pokphand Foods PCL	472,600	327,784
Hana Microelectronics PCL	43,900	44,611
Indorama Ventures PCL	383,200	248,350
IRPC PCL	1,153,000	165,510
Kiatnakin Bank PCL	58,000	69,244
Krung Thai Bank PCL	560,075	297,709
MBK PCL	15,500	6,521
Precious Shipping PCL *	87,600	14,940
PTT Exploration & Production PCL	339,700	610,746
PTT Global Chemical PCL	159,228	273,829
PTT PCL	238,200	1,895,850
Quality Houses PCL	280,800	18,837
Sansiri PCL	950,800	41,351
Thai Airways International PCL *	164,800	69,330
Thai Oil PCL	82,900	163,184
Thanachart Capital PCL	81,200	87,132
Thoresen Thai Agencies PCL	166,348	37,355
Tisco Financial Group PCL	22,000	28,454
TPI Polene PCL	1,068,700	82,021
Vinythai PCL	42,500	12,926
		5,219,401
Turkey — 2.0%
Akbank TAS	197,205	561,283
Aksa Akrilik Kimya Sanayii	9,237	34,223
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,559	65,124
Dogan Sirketler Grubu Holding AS *	220,612	42,278
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	8,021
Eregli Demir ve Celik Fabrikalari TAS	165,564	249,127
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	46,924	23,980
KOC Holding AS	37,195	188,892
Koza Anadolu Metal Madencilik Isletmeleri AS *	13,776	6,307
Sekerbank TAS *	54,778	31,104
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	10,706
Tekfen Holding AS	26,275	50,726
Trakya Cam Sanayi AS	54,831	40,280
Turk Hava Yollari *	102,444	283,213
Turk Sise ve Cam Fabrikalari AS	126,536	164,356
Turkiye Garanti Bankasi AS	153,742	449,583
Turkiye Halk Bankasi AS	84,162	312,718
Turkiye Is Bankasi	213,035	352,311
Turkiye Vakiflar Bankasi TAO	124,310	207,786
Yapi ve Kredi Bankasi AS *	100,385	147,845
		3,229,863
United Kingdom — 0.1%
Mediclinic International PLC *	14,783	190,008
		190,008
TOTAL COMMON STOCKS
(Identified Cost $184,563,234)		159,412,010

PREFERRED STOCKS — 2.6%
Brazil — 2.5%
Alpargatas SA, 7.480%	5,400	11,639
Banco ABC Brasil SA, 7.120%	16,000	54,733

See notes to schedules of investments

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
Brazil (Continued)
Banco Bradesco SA, 4.600%	96,660	$727,709
Banco do Estado do Rio Grande do Sul SA, PF B, 10.740%	22,800	50,728
Braskem SA, ADR, 5.330% @	11,570	149,369
Cia Brasileira de Distribuicao, 2.550%	20,443	283,421
Marcopolo SA, 0.058%	88,210	58,632
Petroleo Brasileiro SA, 0.998% *	373,407	867,145
Petroleo Brasileiro SA, ADR, 0.890% *	192,885	873,769
Suzano Papel e Celulose SA, PF A, 2.330%	71,100	250,337
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.910%	40,930	20,604
Vale SA, 8.000%	242,019	765,974
		4,114,060
Colombia — 0.1%
Avianca Holdings SA, 2.500%	41,262	26,128
Grupo Argos SA, 1.430%	8,921	56,371
Grupo de Inversiones Suramericana SA, 1.120%	9,873	128,986
		211,485
TOTAL PREFERRED STOCKS
(Identified Cost $9,928,755)		4,325,545

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Usinas Siderurgicas de Minas Gerais SA, expires 4/20/16 *	2,536	317
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		317

SHORT-TERM INVESTMENTS — 2.6%
Investment Companies — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	57,000	57,000
		57,001
Collateral For Securities On Loan — 2.6%
State Street Navigator Securities Lending Prime Portfolio	4,177,971	4,177,971
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,234,972)		4,234,972

Total Investments — 102.1%
(Identified Cost $198,726,961)#		167,972,844

Liabilities, Less Cash and Other Assets — (2.1%)		(3,452,598)

Net Assets — 100.0%		$164,520,246

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of March 31, 2016, the market value of the securities on loan was $4,061,010.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2016 amounted to $298,224 or 0.18% of the net assets of the Fund.

#

At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $198,726,961. Net unrealized depreciation aggregated $30,754,117 of which $13,331,894 related to appreciated investment securities and $44,086,011 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
MTN — Medium Term Note

See notes to schedules of investments

SA Emerging Markets Value Fund

March 31, 2016
Country Weightings (% of portfolio market value)*

Country	Percentage
Korea	15.0%
Taiwan	14.7%
China	14.5%
India	12.7%
Brazil	7.4%
South Africa	7.3%
Mexico	6.0%
Malaysia	4.4%
Thailand	3.2%
Other	14.8%
100.0%

*       Excludes Short-Term Investments

Ten largest industry holdings as of March 31, 2016
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	22.5%
Oil, Gas & Consumable Fuels	14.2%
Metals & Mining	8.1%
Automobiles	3.9%
Industrial Conglomerates	3.6%
Electronic Equipment, Instruments & Components	3.4%
Real Estate Management & Development	3.2%
Chemicals	2.9%
Computers & Peripherals	2.6%
Short-Term	2.5%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Real Estate Investment Trusts (REITs) — 99.5%
Acadia Realty Trust	17,192	$603,955
Agree Realty Corp.	5,009	192,696
Alexander's, Inc. @	547	208,161
Alexandria Real Estate Equities, Inc.	18,025	1,638,292
American Assets Trust, Inc.	8,567	341,995
American Campus Communities, Inc.	27,869	1,312,351
American Homes 4 Rent., Class A	31,890	507,051
Apartment Investment & Management Co.	38,729	1,619,647
Ashford Hospitality Prime, Inc. @	7,756	90,513
Ashford Hospitality Trust, Inc.	24,998	159,487
AvalonBay Communities, Inc.	33,846	6,437,509
Boston Properties, Inc.	38,184	4,852,423
Brandywine Realty Trust	43,560	611,147
Brixmor Property Group, Inc.	28,734	736,165
Camden Property Trust	21,596	1,816,008
Care Capital Properties, Inc.	20,865	560,017
CareTrust REIT, Inc.	11,450	145,415
CBL & Associates Properties, Inc.	42,713	508,285
Cedar Realty Trust, Inc.	17,672	127,769
Chatham Lodging Trust	8,674	185,884
Chesapeake Lodging Trust @	15,086	399,176
Colony Starwood Homes	9,521	235,645
Columbia Property Trust, Inc.	20,692	455,017
CoreSite Realty Corp.	7,619	533,406
Corporate Office Properties Trust	23,604	619,369
Cousins Properties, Inc.	51,406	533,594
CubeSmart	42,896	1,428,437
CyrusOne, Inc. @	15,754	719,170
DCT Industrial Trust, Inc.	21,800	860,446
DDR Corp.	76,091	1,353,659
DiamondRock Hospitality Co.	49,218	498,086
Digital Realty Trust, Inc.	36,327	3,214,576
Douglas Emmett, Inc.	34,639	1,042,980
Duke Realty Corp.	85,845	1,934,946
DuPont Fabros Technology, Inc.	16,321	661,490
EastGroup Properties, Inc.	8,163	492,800
Education Realty Trust, Inc.	14,022	583,315
Empire State Realty Trust, Inc., Class A	25,972	455,289
EPR Properties @	14,856	989,707
Equinix, Inc.	2,837	938,224
Equity Commonwealth *	29,844	842,198
Equity LifeStyle Properties, Inc.	19,846	1,443,400
Equity One, Inc.	19,218	550,788
Equity Residential	89,581	6,721,262
Essex Property Trust, Inc.	16,419	3,839,747
Extra Space Storage, Inc.	29,161	2,725,387
Federal Realty Investment Trust	17,260	2,693,423
FelCor Lodging Trust, Inc. @	32,920	267,310
First Industrial Realty Trust, Inc.	27,802	632,217
First Potomac Realty Trust	14,026	127,076
Franklin Street Properties Corp.	22,915	243,128
Gaming & Leisure Properties, Inc. @	22,901	708,099
General Growth Properties, Inc.	142,299	4,230,549
Getty Realty Corp.	6,637	131,612
Gladstone Commercial Corp.	5,964	97,690
Gladstone Land Corp.	1,515	15,256
Government Properties Income Trust @	17,229	307,538
Gramercy Property Trust	40,631	343,332
HCP, Inc.	115,626	3,767,095
Healthcare Realty Trust, Inc.	24,902	769,223
Healthcare Trust of America, Inc., Class A	31,584	929,201
Hersha Hospitality Trust	10,254	218,820
Highwoods Properties, Inc.	23,496	1,123,344
Hospitality Properties Trust	37,889	1,006,332
Host Hotels & Resorts, Inc.	186,877	3,120,846
Hudson Pacific Properties, Inc.	19,019	550,029
Independence Realty Trust, Inc.	6,510	46,351
Investors Real Estate Trust	31,530	228,908
Iron Mountain, Inc. @	49,504	1,678,681
Kilroy Realty Corp.	22,952	1,420,040
Kimco Realty Corp.	102,763	2,957,519
Kite Realty Group Trust	20,717	574,068
LaSalle Hotel Properties	27,903	706,225
Lexington Realty Trust	53,459	459,747
Liberty Property Trust	36,741	1,229,354
LTC Properties, Inc.	8,869	401,234
Macerich Co. (The)	33,556	2,658,977
Mack-Cali Realty Corp.	21,084	495,474
Medical Properties Trust, Inc. @	58,588	760,472
Mid-America Apartment Communities, Inc.	18,725	1,913,882
Monmouth Real Estate Investment Corp., Class A	14,037	166,900
National Health Investors, Inc.	8,820	586,706
National Retail Properties, Inc.	33,640	1,554,168
New Senior Investment Group, Inc.	20,978	216,073
New York REIT, Inc.	22,408	226,321
Omega Healthcare Investors, Inc.	43,595	1,538,903
One Liberty Properties, Inc.	2,871	64,339
Paramount Group, Inc.	19,347	308,585
Parkway Properties, Inc.	21,305	333,636
Pebblebrook Hotel Trust @	17,960	522,097
Pennsylvania REIT @	17,512	382,637
Physicians Realty Trust	14,151	262,926
Piedmont Office Realty Trust, Inc., Class A	36,684	745,052
Post Properties, Inc.	13,457	803,921
Prologis, Inc.	130,297	5,756,521
PS Business Parks, Inc.	5,095	512,098
Public Storage	35,850	9,888,505
QTS Realty Trust, Inc., Class A @	8,920	422,630
Ramco-Gershenson Properties Trust	19,801	357,012
Realty Income Corp.	62,059	3,879,308
Regency Centers Corp.	23,412	1,752,388
Retail Opportunity Investments Corp.	24,585	494,650
Retail Properties of America, Inc., Class A	58,597	928,762
Rexford Industrial Realty, Inc.	12,916	234,555
RLJ Lodging Trust	31,259	715,206
Rouse Properties, Inc. REIT	5,326	97,892
Ryman Hospitality Properties	11,330	583,268
Sabra Healthcare REIT, Inc.	16,541	332,309
Saul Centers, Inc.	3,327	176,398
Select Income REIT	17,093	393,994
Senior Housing Properties Trust	59,384	1,062,380
Silver Bay Realty Trust Corp.	7,694	114,256
Simon Property Group, Inc.	74,898	15,555,566
SL Green Realty Corp. @	24,798	2,402,430
Sotherly Hotels, Inc. @	3,111	15,991
Sovran Self Storage, Inc.	8,992	1,060,606
Spirit Realty Capital, Inc.	110,164	1,239,345
STAG Industrial, Inc. @	16,666	339,320
Summit Hotel Properties, Inc.	21,916	262,335
Sun Communities, Inc.	13,063	935,441
Sunstone Hotel Investors, Inc.	53,279	745,906
Tanger Factory Outlet Centers	23,880	868,993
Taubman Centers, Inc.	14,976	1,066,740
Terreno Realty Corp. @	10,190	238,956
UDR, Inc.	65,426	2,520,864
UMH Properties, Inc.	5,369	53,260
Universal Health Realty Income Trust	3,560	200,250
Urban Edge Properties	25,045	647,163
Urstadt Biddle Properties, Inc.	1,000	18,440

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Urstadt Biddle Properties, Inc., Class A	6,307	$132,132
Ventas, Inc.	82,760	5,210,570
VEREIT, Inc.	224,955	1,995,351
Vornado Realty Trust	42,190	3,984,002
Washington REIT @	16,908	493,883
Weingarten Realty Investors	29,122	1,092,657
Welltower, Inc.	87,669	6,078,968
Whitestone REIT, Class B @	7,118	89,473
WP Carey, Inc. @	24,482	1,523,760
WP Glimcher, Inc.	46,242	438,837
Xenia Hotels & Resorts, Inc.	9,656	150,827
		178,316,398
Real Estate Management & Development — 0.0%
RMR Group, Inc. (The) *	1,758	43,968
TOTAL COMMON STOCKS
(Identified Cost $118,273,325)		178,360,366

SHORT-TERM INVESTMENTS — 5.1%
Investment Companies — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	145,000	145,000
		145,001
Collateral For Securities On Loan — 5.0%
State Street Navigator Securities Lending
Prime Portfolio	9,024,595	9,024,595
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,169,596)		9,169,596

Total Investments — 104.6%
(Identified Cost $127,442,921)#		187,529,962
Liabilities, Less Cash and Other Assets — (4.6%)		(8,309,608)

Net Assets — 100.0%		$179,220,354

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of March 31, 2016, the market value of the securities on loan was $8,935,416.
*	Non-income producing security
#	At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $127,442,921. Net unrealized appreciation aggregated $60,087,041 of which $62,705,424 related to appreciated investment securities and $2,618,383 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedules of investments

SA Real Estate Securities Fund

March 31, 2016
Portfolio Sectors (% of portfolio market value)* (Unaudited)

Sector	Percentage
Retail REITs	26.3%
Residential REITs	17.3%
Specialized REITs	14.0%
Health Care REITs	12.8%
Office REITs	12.5%
Diversified REITs	6.8%
Hotels & Resorts REITs	5.4%
Industrial REITs	4.9%
100.0%

*	Excludes Short-Term Investments

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2016 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.9%
Other — 100.9%
SA Emerging Markets Value Fund €	106,019	$820,589
SA Global Fixed Income Fund €	109,026	1,060,821
SA International Value Fund €	166,048	1,549,222
SA Real Estate Securities Fund €	35,827	409,506
SA U.S. Core Market Fund €	76,159	1,468,350
SA U.S. Fixed Income Fund €	95,904	979,174
SA U.S. Small Company Fund €	33,358	736,549
SA U.S. Value Fund €	73,332	1,141,779
		8,165,990
TOTAL MUTUAL FUNDS
(Identified Cost $8,167,256)		8,165,990

Total Investments — 100.9%
(Identified Cost $8,167,256)#		8,165,990
Liabilities, Less Cash and Other Assets — (0.9%)		(73,444)

Net Assets — 100.0%		$8,092,546
†	See Note 1
€	Affiliated company
#

At March 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $8,167,256. Net unrealized depreciation aggregated $1,266 of which $124,335 related to appreciated investment securities and $125,601 related to depreciated investment securities.

See notes to schedules of investments

SA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS – March 31, 2016 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks, and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of March 31, 2016, in valuing each Fund's investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant
	for Identical	Significant Other	Unobservable	Balance as of
	Investments	Observable Inputs	Inputs	March 31, 2016
	(Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$603,012,373	$—	$603,012,373
Short-Term Investments	4,867,001	—	—	4,867,001
Total Investments	$4,867,001	$603,012,373	$—	$607,879,374

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$15,048,135	$708,699,950 †	$—	$723,748,085
Short-Term Investments	45,185,446	—	—	45,185,446
Total Investments	$60,233,581	$708,699,950	$—	$768,933,531
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$140,231	$—	$140,231

Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(421,202)	$—	$(421,202)

SA U.S. Core Market Fund (a) (b)
Common Stocks	$640,028,921	$2,062	$—	$640,030,983
Rights And Warrants	43	—	11,286	11,329
Mutual Funds	27,210,675	—	—	27,210,675
Short-Term Investments	33,346,933	—	—	33,346,933
Total Investments	$700,586,572	$2,062	$11,286	$700,599,920

SA U.S. Value Fund (a)
Common Stocks	$507,281,583	$—		$—		$507,281,583
Short-Term Investments	29,449,380	—		—		29,449,380
Total Investments	$536,730,963	$—		$—		$536,730,963

SA U.S. Small Company Fund (a)
Common Stocks	$365,461,604	$—	†	$—	†	$365,461,604
Rights And Warrants	301	749		4,914		5,964
Bonds and Notes	—	1,889		—		1,889
Short-Term Investments	58,416,002	—		—		58,416,002
Total Investments	$423,877,907	$2,638		$4,914		$423,885,459

SA International Value Fund
Common Stocks	$604,245,098	$661,293		$—	†	$604,906,391
Preferred Stocks	4,966,748	—		—		4,966,748
Short-Term Investments	79,868,916	—		—		79,868,916
Total Investments	$689,080,762	$661,293		$—		$689,742,055

SA International Small Company Fund (a) (c)
Mutual Funds	$318,346,055	$—		$—		$318,346,055
Total Investments	$318,346,055	$—		$—		$318,346,055

SA Emerging Markets Value Fund (d)
Common Stocks	$159,358,783	$4,971	†	$48,256	†	$159,412,010
Preferred Stocks	4,325,545	—		—		4,325,545
Rights And Warrants	317	—		—		317
Short-Term Investments	4,234,972	—		—		4,234,972
Total Investments	$167,919,617	$4,971		$48,256		$167,972,844

SA Real Estate Securities Fund (a)
Common Stocks	$178,360,366	$—		$—		$178,360,366
Short-Term Investments	9,169,596	—		—		9,169,596
Total Investments	$187,529,962	$—		$—		$187,529,962

SA Worldwide Moderate Growth Fund (a)
Mutual Funds†	$8,165,990	$—		$—		$8,165,990
Total Investments	$8,165,990	$—		$—		$8,165,990

†	Includes one or more securities which are valued at zero.
*	The end of period timing recognition is used for transfers between levels of the Fund's assets and liabilities.
(a)	For the period ended March 31, 2016, there was no transfer activity between Level 1 and Level 2.
(b)	Common stocks valued at $11,286 were transferred from Level 2 to Level 3 for the period ended March 31, 2016 due to lack of observable market prices.
(c)	Common stocks valued at $4,914 were transferred from Level 2 to Level 3 for the period ended March 31, 2016 due to lack of observable market prices.
(d)	Common stocks valued at $34,999 were transferred from Level 2 to Level 1 for the period ended March 31, 2016 due to lack of observable market prices.

The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model during the period ended March 31, 2016:

	Transfers Out of
	Level 2 at Market	Transfers Into Level 1
	Value	at Market Value
SA Emerging Markets Value Fund	$182,193	$182,193

	Transfers Out of
	Level 1 at Market	Transfers Into Level 2
	Value	at Market Value
SA International Value Fund	$654,458	$654,458
SA Emerging Markets Value Fund	2,885	2,885

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds’ policy is to recognize transfers between the levels as of the end of the year. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

									Net Change in
									Unrealized
									Appreciation
	Beginning				Total realized			Ending	(Depreciation)
	Balance			Accrued	and	Transfers	Transfers	Balance	on Investments
	June 30,			discounts	unrealized	in to	out of	March 31,	Held at March
	2015	Purchases	Sales	(premiums)	gains (losses)	Level 3	Level 3 (1)	2016	31, 2016
SA U.S. Core
Market Fund
Rights & Warrants	$—	$—	$—	$—	$—	$11,286	$—	$11,286	$—

SA U.S. Small
Company Fund
Rights &
Warrants(2)	—	—	—	—	—	4,914	—	4,914	—

SA Emerging
Markets Value
Fund
Common Stocks(2)	42,082	—	—	—	(28,826)	35,000	—	48,256	(22,052)

(1)	Financial assets were transferred from Level 3 to Level 2 as there was sufficient, reliable and observable market data to value these assets.
(2)	Level 3 at March 31, 2016 included securities with a fair value of $0.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of March 31, 2016, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of Non-	(Including
	Value of	Value of Cash	Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$78,728,858	$40,675,445	$39,543,020	$80,367,613
SA U.S Core Market Fund	$41,779,997	$32,236,932	$10,526,811	$42,762,062
SA U.S. Value Fund	$33,378,096	$29,288,379	$4,839,371	$34,178,249
SA U.S. Small Company Fund	$58,470,291	$56,990,001	$2,841,966	$59,986,565
SA International Value Fund	$79,056,298	$78,442,915	$4,414,147	$82,512,033
SA Emerging Markets Value Fund	$4,061,010	$4,177,971	$140,005	$4,344,290
SA Real Estate Securities Fund	$8,935,416	$9,024,595	$55,648	$9,151,965

*	The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

†	Balances represent the end-of-day mark-to-market of securities lending collateral that will be reflected by the Funds as of the next business day.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of March 31, 2016
	Overnight and		Between
Securities Lending Transaction (1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$40,675,445	$—	$—	$—	$40,675,445
Total Borrowings	$40,675,445	$—	$—	$—	$40,675,445
Gross amount of recognized liabilities for securities lending transactions					$40,675,445

SA U.S. Core Market Fund
Common Stocks	$32,225,914	$—	$—	$—	$32,225,914
Rights And Warrants	11,018	—	—	—	11,018
Total	$32,236,932	$—	$—	$—	$32,236,932
Total Borrowings	$32,236,932	$—	$—	$—	$32,236,932
Gross amount of recognized liabilities for securities lending transactions					$32,236,932

SA U.S. Value Fund
Common Stocks	$29,288,379	$—	$—	$—	$29,288,379
Total Borrowings	$29,288,379	$—	$—	$—	$29,288,379
Gross amount of recognized liabilities for securities lending transactions					$29,288,379

SA U.S. Small Company Fund
Common Stocks	$56,990,001	$—	$—	$—	$56,990,001
Total Borrowings	$56,990,001	$—	$—	$—	$56,990,001
Gross amount of recognized liabilities for securities lending transactions					$56,990,001

SA International Value Fund
Common Stocks	$78,442,915	$—	$—	$—	$78,442,915
Total Borrowings	$78,442,915	$—	$—	$—	$78,442,915
Gross amount of recognized liabilities for securities lending transactions					$78,442,915

SA Emerging Markets Value Fund
Common Stocks	$4,015,101	$—	$—	$—	$4,015,101
Preferred Stocks	162,870	—	—	—	162,870
Total	$4,177,971	$—	$—	$—	$4,177,971
Total Borrowings	$4,177,971	$—	$—	$—	$4,177,971
Gross amount of recognized liabilities for securities lending transactions					$4,177,971

SA Real Estate Securities Fund
Common Stocks	$9,024,595	$—	$—	$—	$9,024,595
Total Borrowings	$9,024,595	$—	$—	$—	$9,024,595
Gross amount of recognized liabilities for securities lending transactions					$9,024,595

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain/(loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At March 31, 2016, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local			Unrealized
	Delivery	Currency	Aggregate		Appreciation/
	Date	Amount	Face Amount	Total Value	(Depreciation)
Pound Sterling (sell)	4/11/2016	11,478,470	$16,626,519	$16,486,288	$140,231
Singapore Dollar (sell)	4/11/2016	1,026,607	$737,905	$761,646	$(23,741)
Swedish Krona (sell)	4/13/2016	67,847,920	$7,962,653	$8,360,114	$(397,461)
					$(280,971)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities that have generally been fair value factored. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2016
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$3,632,858,723
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	2,164,983,452
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,741,578,174
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,138,550,026
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	641,157,836
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $8,672,573,224)	9,319,128,211
TOTAL INVESTMENTS — (100.0%) (Cost $8,672,573,224)^^	$9,319,128,211

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of March 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,319,128,211	—	—	$9,319,128,211
Futures Contracts**	2,026,272	—	—	2,026,272
TOTAL	$9,321,154,483	—	—	$9,321,154,483

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2016, the Fund consists of ninety-five operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series

1. Futures Contracts: Certain Portfolios may enter into futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Additionally, Enhanced U.S. Large Company Portfolio may also use stock index futures to hedge against changes in equity securities’ prices and to gain exposure to the S&P 500 Index® in the normal course of pursuing its investment objective. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At March 31, 2016, the Series had outstanding futures contracts (dollar amounts in thousands):

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2016
(Unaudited)

						Approximate
		Expiration	Number of	Contract	Unrealized	Cash
	Description	Date	Contracts	Value	Gain (Loss)	Collateral
International Small
Company Portfolio	Russell 2000 Index®	06/17/16	601	$66,687	$2,026	$3,245
				$66,687	$2,026	$3,245

Federal Tax Cost

At March 31, 2016, the total cost of securities for federal income tax purposes was $8,739,258,900.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (84.1%)
Consumer Discretionary — (17.5%)
#	Accordia Golf Co., Ltd.	350,289	$3,288,324
	Adastria Co., Ltd.	194,640	5,905,754
#	Aeon Fantasy Co., Ltd.	49,332	987,028
*	AGORA Hospitality Group Co., Ltd.	591,000	204,634
	Ahresty Corp.	123,400	801,726
#*	Aigan Co., Ltd.	88,300	176,554
	Aisan Industry Co., Ltd.	201,800	1,586,177
#*	Akebono Brake Industry Co., Ltd.	436,100	1,047,176
#	Alpen Co., Ltd.	109,300	1,800,830
	Alpha Corp.	30,400	295,690
	Alpine Electronics, Inc.	277,500	3,103,092
	Amiyaki Tei Co., Ltd.	23,800	953,540
#	Amuse, Inc.	51,598	1,063,814
*	Anrakutei Co., Ltd.	22,000	88,689
	AOI Pro, Inc.	44,800	376,148
#	AOKI Holdings, Inc.	268,400	3,238,781
	Aoyama Trading Co., Ltd.	304,000	11,666,690
	Arata Corp.	20,400	448,282
	Arcland Sakamoto Co., Ltd.	176,200	1,864,113
	ARCLAND SERVICE Co., Ltd.	9,000	254,785
	Asahi Broadcasting Corp.	21,200	128,609
	Asahi Co., Ltd.	92,300	1,240,963
	Asante, Inc.	6,900	96,924
#	Asatsu-DK, Inc.	198,500	5,104,047
#	Ashimori Industry Co., Ltd.	254,000	369,744
#	Atom Corp.	251,000	1,471,805
	Atsugi Co., Ltd.	743,000	752,688
#	Autobacs Seven Co., Ltd.	398,500	6,722,768
#	Avex Group Holdings, Inc.	225,400	2,935,338
	Belluna Co., Ltd.	246,500	1,250,174
	Best Denki Co., Ltd.	351,100	367,891
	Bic Camera, Inc.	483,600	4,387,138
#	Bookoff Corp.	59,400	470,502
#	Broccoli Co., Ltd.	28,000	86,557
	BRONCO BILLY Co., Ltd.	42,500	990,736
	Calsonic Kansei Corp.	1,015,000	7,541,810
#	Can Do Co., Ltd.	63,500	872,103
	Central Sports Co., Ltd.	31,800	649,225
	CHIMNEY Co., Ltd.	26,600	718,858
	Chiyoda Co., Ltd.	76,600	2,203,163
	Chofu Seisakusho Co., Ltd.	83,800	1,940,423
#	Chori Co., Ltd.	71,800	929,292
	Chuo Spring Co., Ltd.	196,000	490,985
#	Clarion Co., Ltd.	665,000	2,066,502
	Cleanup Corp.	129,700	888,509
#	Colowide Co., Ltd.	347,000	5,247,489
	Corona Corp.	80,100	780,890
*	Cross Plus, Inc.	22,000	120,744
	DA Consortium, Inc.	118,700	858,613
	Daido Metal Co., Ltd.	184,600	1,424,838
#	Daidoh, Ltd.	137,200	584,940

	Daiichikosho Co., Ltd.	189,100	$8,230,156
#	Daikoku Denki Co., Ltd.	43,400	507,726
	Dainichi Co., Ltd.	49,300	265,285
#	Daisyo Corp.	47,200	628,572
#	DCM Holdings Co., Ltd.	530,600	3,835,010
	Descente, Ltd.	247,000	3,635,916
	Doshisha Co., Ltd.	141,100	2,596,247
	Doutor Nichires Holdings Co., Ltd.	184,486	2,978,284
#	Dunlop Sports Co., Ltd.	75,300	670,720
	Dynic Corp.	174,000	239,382
	Eagle Industry Co., Ltd.	147,200	1,938,759
#	EDION Corp.	513,900	3,894,614
#	Exedy Corp.	193,000	4,263,673
#	F-Tech, Inc.	32,100	303,778
	FCC Co., Ltd.	209,700	3,539,013
	Fields Corp.	67,800	1,131,839
	Fine Sinter Co., Ltd.	49,000	147,388
	First Juken Co., Ltd.	19,600	233,602
	Foster Electric Co., Ltd.	130,500	2,752,246
#	France Bed Holdings Co., Ltd.	138,200	1,273,205
#	FTGroup Co., Ltd.	56,700	353,553
	Fuji Co., Ltd.	109,900	2,261,246
#	Fuji Corp., Ltd.	131,000	795,814
	Fuji Kiko Co., Ltd.	137,400	539,239
#	Fuji Kyuko Co., Ltd.	214,000	2,939,843
	Fuji Oozx, Inc.	6,000	23,615
	Fujibo Holdings, Inc.	671,000	1,335,135
#	Fujikura Rubber, Ltd.	80,200	313,065
#	Fujishoji Co., Ltd.	34,400	317,033
#	Fujita Kanko, Inc.	134,000	692,911
	Fujitsu General, Ltd.	370,000	5,708,026
	FuKoKu Co., Ltd.	40,800	322,893
#*	Funai Electric Co., Ltd.	39,800	348,861
#	Furukawa Battery Co., Ltd. (The)	89,000	504,534
#	Futaba Industrial Co., Ltd.	320,000	1,276,783
	G-7 Holdings, Inc.	29,200	332,965
	G-Tekt Corp.	100,000	1,142,985
	Gakken Holdings Co., Ltd.	313,000	703,004
#	Genki Sushi Co., Ltd.	9,700	192,200
#	Geo Holdings Corp.	213,200	3,542,864
#	GLOBERIDE, Inc.	62,299	800,522
#	Gourmet Kineya Co., Ltd.	85,000	756,922
#	GSI Creos Corp.	306,000	329,461
#	Gulliver International Co., Ltd.	387,900	4,826,814
	Gunze, Ltd.	1,080,000	3,054,857
#	H-One Co., Ltd.	67,500	329,688
	Hagihara Industries, Inc.	26,600	568,996
	Hakuyosha Co., Ltd.	65,000	150,021
#	Happinet Corp.	93,800	851,266
	Hard Off Corp. Co., Ltd.	55,700	751,278
	Haruyama Trading Co., Ltd.	47,900	313,165
	Heiwa Corp.	87,600	1,815,916
	HI-LEX Corp.	56,000	1,535,761

	Hiday Hidaka Corp.	89,947	$2,261,509
#	Himaraya Co., Ltd.	35,900	314,697
#	Hiramatsu, Inc.	160,700	1,059,074
	HIS Co., Ltd.	38,900	1,084,760
	Honeys Co., Ltd.	106,040	1,109,020
#	Hoosiers Holdings	181,100	808,990
	Ichibanya Co., Ltd.	7,829	500,151
#	Ichikoh Industries, Ltd.	286,000	624,073
#	IJT Technology Holdings Co., Ltd.	124,680	304,465
#	Imasen Electric Industrial	89,600	780,235
#	Imperial Hotel, Ltd.	13,000	281,617
	Intage Holdings, Inc.	84,800	1,087,346
*	Izuhakone Railway Co., Ltd.	300	—
*	Izutsuya Co., Ltd.	617,000	301,640
#*	Janome Sewing Machine Co., Ltd.	106,400	578,572
	Japan Wool Textile Co., Ltd. (The)	343,000	2,318,707
#	Jin Co., Ltd.	80,000	3,123,953
#	Joban Kosan Co., Ltd.	342,000	461,739
	Joshin Denki Co., Ltd.	205,000	1,576,878
#	JP-Holdings, Inc.	298,800	1,088,169
#	JVC Kenwood Corp.	885,430	2,290,216
#	K's Holdings Corp.	182,200	6,035,991
*	Kadokawa Dwango	246,233	3,790,734
#	Kappa Create Co., Ltd.	41,600	454,300
	Kasai Kogyo Co., Ltd.	138,300	1,432,615
	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	794,349
	Keihin Corp.	267,500	3,998,503
#	Keiyo Co., Ltd.	176,200	797,006
#	KFC Holdings Japan, Ltd.	75,000	1,314,787
#*	Kintetsu Department Store Co., Ltd.	169,000	453,539
	Kinugawa Rubber Industrial Co., Ltd.	282,000	1,923,826
	Kitamura Co., Ltd.	2,000	14,514
*	KNT-CT Holdings Co., Ltd.	643,000	1,032,556
#	Kohnan Shoji Co., Ltd.	188,500	2,802,746
#*	Kojima Co., Ltd.	162,600	349,557
#	Komatsu Seiren Co., Ltd.	134,400	774,543
#	Komehyo Co., Ltd.	17,400	238,307
	Komeri Co., Ltd.	191,400	3,911,005
#	Konaka Co., Ltd.	117,560	575,315
	Koshidaka Holdings Co., Ltd.	50,000	954,165
#	Kourakuen Holdings Corp.	39,800	547,171
	KU Holdings Co., Ltd.	130,900	872,144
	Kura Corp.	69,200	3,339,337
	Kurabo Industries, Ltd.	1,241,000	2,147,878
#	KYB Corp.	1,140,000	3,377,004
#	Kyoritsu Maintenance Co., Ltd.	70,831	6,097,992
#	Kyoto Kimono Yuzen Co., Ltd.	2,400	18,364
#*	Laox Co., Ltd.	148,000	177,559
	LEC, Inc.	41,600	472,447
	Look, Inc.	228,000	307,984
#	Mamiya-Op Co., Ltd.	258,000	366,684
	Mars Engineering Corp.	49,100	851,781
#*	Maruei Department Store Co., Ltd.	17,000	13,743

#*	Maruzen CHI Holdings Co., Ltd.	29,800	$94,578
	Matsuya Co., Ltd.	68,700	630,378
#	Matsuya Foods Co., Ltd.	48,000	1,184,048
	Meiko Network Japan Co., Ltd.	126,400	1,377,835
	Meiwa Estate Co., Ltd.	56,900	325,148
	Mikuni Corp.	118,000	387,015
#	Misawa Homes Co., Ltd.	164,000	1,085,442
	Mitsuba Corp.	208,690	3,215,459
	Mitsui Home Co., Ltd.	165,000	770,478
#	Mizuno Corp.	582,000	2,682,174
	Monogatari Corp. (The)	25,700	1,292,684
#	Mr Max Corp.	99,200	249,332
	Murakami Corp.	11,000	144,616
	Musashi Seimitsu Industry Co., Ltd.	129,900	2,575,266
	Nafco Co., Ltd.	33,300	488,011
	Nagawa Co., Ltd.	9,700	227,958
#*	Naigai Co., Ltd.	1,128,000	501,302
	Nakayamafuku Co., Ltd.	9,500	64,167
#	Next Co., Ltd.	282,000	3,450,665
	Nice Holdings, Inc.	444,000	560,047
#	Nifco, Inc.	287,200	13,791,387
	Nihon Eslead Corp.	33,900	313,854
#	Nihon House Holdings Co., Ltd.	229,200	825,657
#	Nihon Plast Co., Ltd.	39,000	346,780
	Nihon Tokushu Toryo Co., Ltd.	60,000	481,228
	Nippon Felt Co., Ltd.	58,200	231,056
	Nippon Piston Ring Co., Ltd.	48,600	635,206
	Nippon Seiki Co., Ltd.	218,400	4,227,314
	Nishikawa Rubber Co., Ltd.	15,000	250,630
	Nishimatsuya Chain Co., Ltd.	244,500	2,448,680
	Nissan Shatai Co., Ltd.	55,900	561,850
	Nissan Tokyo Sales Holdings Co., Ltd.	208,000	514,509
#	Nissei Build Kogyo Co., Ltd.	329,000	1,124,316
#*	Nissen Holdings Co., Ltd.	59,900	69,128
#	Nissin Kogyo Co., Ltd.	223,700	3,014,494
#	Nittan Valve Co., Ltd.	82,800	218,324
#	Nojima Corp.	120,500	1,311,991
	Ohashi Technica, Inc.	35,700	377,044
#	Ohsho Food Service Corp.	66,700	2,047,323
#	Onward Holdings Co., Ltd.	736,000	5,021,897
#	Ootoya Holdings Co., Ltd.	1,400	25,589
#	OPT Holding, Inc.	79,200	439,822
#	Otsuka Kagu, Ltd.	38,600	511,881
#	Pacific Industrial Co., Ltd.	239,600	2,415,460
#	Pal Co., Ltd.	70,200	1,757,658
	PALTAC Corp.	195,534	3,460,507
	PanaHome Corp.	496,200	3,720,643
	Parco Co., Ltd.	114,700	970,664
	Paris Miki Holdings, Inc.	151,200	620,548
#	PC Depot Corp.	17,200	168,352
#	PIA Corp.	11,600	210,943
	Piolax, Inc.	56,700	2,810,387
#*	Pioneer Corp.	1,926,100	5,106,079

#	Plenus Co., Ltd.	133,800	$2,412,170
	Press Kogyo Co., Ltd.	568,600	1,914,103
#	Pressance Corp.	39,600	1,515,323
	Proto Corp.	63,000	775,441
#	Renaissance, Inc.	58,600	648,040
#*	Renown, Inc.	306,000	309,627
#	Resort Solution Co., Ltd.	168,000	462,473
	Rhythm Watch Co., Ltd.	559,000	749,869
#	Riberesute Corp.	17,900	128,439
#	Right On Co., Ltd.	87,425	1,440,004
	Riken Corp.	522,000	1,704,350
#	Ringer Hut Co., Ltd.	84,600	1,843,324
#	Riso Kyoiku Co., Ltd.	77,400	236,632
#	Round One Corp.	433,400	2,442,343
	Royal Holdings Co., Ltd.	179,200	3,615,009
#	Sac's Bar Holdings, Inc.	103,450	1,430,843
	Saizeriya Co., Ltd.	189,400	3,893,358
#	Sakai Ovex Co., Ltd.	298,000	462,967
	San Holdings, Inc.	15,400	189,911
#	Sanden Holdings Corp.	686,000	1,963,596
#	Sanei Architecture Planning Co., Ltd.	50,300	538,806
	Sangetsu Co., Ltd.	328,750	5,949,488
#	Sanko Marketing Foods Co., Ltd.	27,800	233,180
	Sankyo Seiko Co., Ltd.	183,400	622,228
	Sanoh Industrial Co., Ltd.	136,500	745,647
#	Sanrio Co., Ltd.	61,300	1,198,259
#	Sanyo Electric Railway Co., Ltd.	207,000	917,430
	Sanyo Housing Nagoya Co., Ltd.	37,500	329,806
#	Sanyo Shokai, Ltd.	669,000	1,517,231
#	Sato Restaurant Systems Co., Ltd.	85,100	595,232
#	Scroll Corp.	166,300	649,750
#	Seiko Holdings Corp.	979,407	3,875,787
#	Seiren Co., Ltd.	292,400	3,281,145
#	Senshukai Co., Ltd.	174,500	1,116,410
#	Septeni Holdings Co., Ltd.	75,800	1,866,669
	Seria Co., Ltd.	118,300	7,145,301
#*	Sharp Corp.	716,000	816,078
#	Shidax Corp.	93,300	418,791
	Shikibo, Ltd.	779,000	768,364
	Shimachu Co., Ltd.	297,200	7,090,134
	Shimojima Co., Ltd.	25,900	257,044
#	Shiroki Corp.	285,000	785,752
#	Shobunsha Publications, Inc.	258,500	1,408,413
#	Shochiku Co., Ltd.	37,000	348,672
	Shoei Co., Ltd.	10,500	173,830
	Showa Corp.	317,500	2,769,735
	SKY Perfect JSAT Holdings, Inc.	50,700	294,962
	SNT Corp.	86,200	515,934
#	Soft99 Corp.	68,600	461,397
	Sotoh Co., Ltd.	41,400	362,238
	SPK Corp.	19,800	353,785
#	St Marc Holdings Co., Ltd.	97,600	2,691,022
	Starts Corp., Inc.	162,200	3,602,135

	Step Co., Ltd.	40,700	$359,365
	Studio Alice Co., Ltd.	57,700	1,261,158
	Suminoe Textile Co., Ltd.	323,000	938,672
	Sumitomo Forestry Co., Ltd.	281,266	3,228,755
	Sumitomo Riko Co., Ltd.	231,500	2,015,851
#	Sun Corp.	1,800	17,397
	Suncall Corp.	27,000	121,251
#	T RAD Co., Ltd.	412,000	662,533
#	T-Gaia Corp.	155,100	1,795,135
	Tachi-S Co., Ltd.	162,840	2,370,406
	Tachikawa Corp.	50,800	319,663
	Taiho Kogyo Co., Ltd.	98,200	1,013,824
#*	Takata Corp.	168,000	654,020
	Take And Give Needs Co., Ltd.	54,070	220,479
	Takihyo Co., Ltd.	76,000	310,595
#	Tama Home Co., Ltd.	95,900	377,905
#	Tamron Co., Ltd.	108,300	1,773,682
#	TASAKI & Co., Ltd.	28,300	445,195
	TBK Co., Ltd.	115,600	412,806
	Tigers Polymer Corp.	50,600	270,309
#	Toa Corp.	127,800	1,216,469
#	Toabo Corp.	54,799	249,199
#	Toei Animation Co., Ltd.	20,700	925,861
	Toei Co., Ltd.	409,000	3,639,167
#	Tohokushinsha Film Corp.	22,500	125,030
	Tokai Rika Co., Ltd.	140,800	2,646,319
	Token Corp.	46,650	3,808,134
	Tokyo Dome Corp.	1,134,200	5,137,024
	Tokyo Individualized Educational Institute, Inc.	82,100	494,029
	Tokyotokeiba Co., Ltd.	619,000	1,241,324
#	Tokyu Recreation Co., Ltd.	79,000	560,056
#	Tomy Co., Ltd.	374,293	2,731,737
	Topre Corp.	264,300	4,922,371
	Toridoll.corp	146,300	2,949,618
	Tosho Co., Ltd.	43,800	1,737,498
	Tow Co., Ltd.	26,700	166,084
	Toyo Tire & Rubber Co., Ltd.	66,100	987,642
	TPR Co., Ltd.	131,000	3,436,853
	TS Tech Co., Ltd.	164,500	3,845,037
#	TSI Holdings Co., Ltd.	430,795	2,867,597
#	Tsukada Global Holdings, Inc.	109,400	706,756
	Tsukamoto Corp. Co., Ltd.	190,000	185,514
#	Tsutsumi Jewelry Co., Ltd.	47,200	999,905
	Tv Tokyo Holdings Corp.	33,700	614,256
	Tyo, Inc.	329,800	521,008
#	U-Shin, Ltd.	114,300	734,643
#	Umenohana Co., Ltd.	1,000	23,012
	Unipres Corp.	230,700	4,015,026
	United Arrows, Ltd.	117,700	4,865,934
#*	Unitika, Ltd.	3,247,000	1,556,159
#	Universal Entertainment Corp.	91,600	1,520,385
#*	Usen Corp.	685,080	1,985,734
#	Vector, Inc.	7,100	178,435

#	Village Vanguard Co., Ltd.	32,100	$448,972
#	VT Holdings Co., Ltd.	493,000	2,957,985
#	Wacoal Holdings Corp.	675,000	8,055,036
#	WATAMI Co., Ltd.	134,200	1,191,873
	Workman Co., Ltd.	1,800	52,596
	Wowow, Inc.	49,200	1,043,117
#	Xebio Holdings Co., Ltd.	156,500	2,498,830
	Yachiyo Industry Co., Ltd.	21,400	174,156
	Yamato International, Inc.	8,200	28,122
	Yellow Hat, Ltd.	92,700	1,861,871
#	Yomiuri Land Co., Ltd.	239,000	1,224,863
#	Yondoshi Holdings, Inc.	69,520	1,715,440
	Yorozu Corp.	110,100	2,309,256
#	Yoshinoya Holdings Co., Ltd.	323,100	3,952,783
	Yutaka Giken Co., Ltd.	3,100	59,141
	Zenrin Co., Ltd.	156,300	3,133,944
#	Zensho Holdings Co., Ltd.	604,300	7,232,808
#	Zojirushi Corp.	188,000	2,993,826
Total Consumer Discretionary			532,110,720

Consumer Staples — (8.6%)
	Aderans Co., Ltd.	130,800	780,386
#	Aeon Hokkaido Corp.	273,900	1,293,971
	Ain Holdings, Inc.	124,600	6,383,211
	Arcs Co., Ltd.	195,000	4,362,884
	Ariake Japan Co., Ltd.	86,100	5,044,757
	Artnature, Inc.	96,200	867,124
	Axial Retailing, Inc.	87,000	2,863,619
	Belc Co., Ltd.	59,100	2,229,620
#	C'BON Cosmetics Co., Ltd.	2,400	50,472
#	Cawachi, Ltd.	88,000	1,587,958
	Chubu Shiryo Co., Ltd.	114,700	853,374
#	Chuo Gyorui Co., Ltd.	93,000	219,017
#	Ci:z Holdings Co., Ltd.	157,300	3,222,989
	Coca-Cola East Japan Co., Ltd.	102,500	1,698,900
	Coca-Cola West Co., Ltd.	148,000	3,659,393
	Cocokara fine, Inc.	105,760	4,587,688
	Create SD Holdings Co., Ltd.	164,400	4,132,981
#	Daikokutenbussan Co., Ltd.	35,800	1,551,268
	Dydo Drinco, Inc.	42,700	1,989,880
#	Earth Chemical Co., Ltd.	57,300	2,312,238
	Eco's Co., Ltd.	4,600	49,168
#*	euglena Co., Ltd.	7,400	107,200
#	Fancl Corp.	137,500	1,873,821
	Feed One Co., Ltd.	812,440	873,016
*	First Baking Co., Ltd.	183,000	172,313
	Fuji Oil Holdings, Inc.	362,600	6,526,873
	Fujicco Co., Ltd.	120,600	2,517,795
*	Fujiya Co., Ltd.	26,000	44,366
#	Genky Stores, Inc.	23,600	815,513
#	Hagoromo Foods Corp.	39,000	418,487
#*	Hayashikane Sangyo Co., Ltd.	166,000	148,903
	Heiwado Co., Ltd.	182,000	3,777,021

	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	$467,706
	Hokuto Corp.	131,300	2,597,060
#	House Foods Group, Inc.	92,000	1,719,744
#	Inageya Co., Ltd.	175,100	2,201,129
	Ito En, Ltd.	23,800	751,498
#	Itochu-Shokuhin Co., Ltd.	26,600	997,639
#	Itoham Foods, Inc.	783,800	5,094,993
	J-Oil Mills, Inc.	563,000	1,720,156
#	Kakiyasu Honten Co., Ltd.	27,100	455,491
	Kameda Seika Co., Ltd.	72,000	2,865,773
#	Kaneko Seeds Co., Ltd.	2,200	19,790
	Kansai Super Market, Ltd.	18,300	128,967
	Kato Sangyo Co., Ltd.	118,000	2,917,199
	Kenko Mayonnaise Co., Ltd.	50,300	1,086,326
#	KEY Coffee, Inc.	109,700	1,818,017
	Kirindo Holdings Co., Ltd.	29,300	260,091
#	Kobe Bussan Co., Ltd.	70,600	1,630,594
#	Kotobuki Spirits Co., Ltd.	91,200	2,046,159
#	Kusuri No Aoki Co., Ltd.	92,700	5,063,056
#	Kyokuyo Co., Ltd.	576,000	1,319,939
#	Life Corp.	165,100	4,128,321
	Mandom Corp.	104,400	4,640,826
	Marudai Food Co., Ltd.	598,000	2,322,517
	Maruha Nichiro Corp.	225,007	4,196,563
#	Maxvalu Nishinihon Co., Ltd.	5,600	74,878
#	Maxvalu Tokai Co., Ltd.	49,300	750,208
	Medical System Network Co., Ltd.	78,200	319,218
#	Megmilk Snow Brand Co., Ltd.	258,500	6,494,533
	Meito Sangyo Co., Ltd.	52,200	603,455
	Milbon Co., Ltd.	66,576	2,694,505
#	Ministop Co., Ltd.	88,100	1,603,722
	Mitsubishi Shokuhin Co., Ltd.	79,600	2,021,500
	Mitsui Sugar Co., Ltd.	533,850	2,378,917
#	Miyoshi Oil & Fat Co., Ltd.	379,000	423,780
	Morinaga & Co., Ltd.	1,134,000	5,769,547
	Morinaga Milk Industry Co., Ltd.	1,134,000	6,070,105
	Morozoff, Ltd.	154,000	577,677
#	Nagatanien Holdings Co., Ltd.	131,000	1,299,478
	Nakamuraya Co., Ltd.	184,000	751,203
#	Natori Co., Ltd.	28,800	416,572
#	Nichimo Co., Ltd.	170,000	265,732
	Nichirei Corp.	1,501,000	12,186,658
#	Nihon Chouzai Co., Ltd.	27,560	987,165
	Niitaka Co., Ltd.	2,060	25,884
	Nippon Beet Sugar Manufacturing Co., Ltd.	608,000	1,031,201
	Nippon Flour Mills Co., Ltd.	722,000	5,929,472
	Nippon Suisan Kaisha, Ltd.	1,480,200	7,183,637
	Nisshin Oillio Group, Ltd. (The)	679,000	2,770,542
#	Nissin Sugar Co., Ltd.	57,000	697,017
	Nitto Fuji Flour Milling Co., Ltd.	64,000	205,351
	Noevir Holdings Co., Ltd.	61,300	1,761,126
	Oenon Holdings, Inc.	307,000	563,918
#	OIE Sangyo Co., Ltd.	20,900	158,308

	Okuwa Co., Ltd.	117,000	$1,044,734
	Olympic Group Corp.	63,100	288,215
	OUG Holdings, Inc.	29,000	59,497
	Prima Meat Packers, Ltd.	859,000	2,173,560
	Qol Co., Ltd.	52,600	788,848
#	Riken Vitamin Co., Ltd.	74,100	2,640,856
	Rock Field Co., Ltd.	58,800	1,788,494
	Rokko Butter Co., Ltd.	45,600	710,301
#	S Foods, Inc.	75,562	1,633,156
	S&B Foods, Inc.	499	20,614
#	Sakata Seed Corp.	182,600	4,638,063
	San-A Co., Ltd.	98,700	4,661,437
	Sapporo Holdings, Ltd.	1,981,000	9,852,580
#	Shoei Foods Corp.	45,700	596,960
	Showa Sangyo Co., Ltd.	514,000	2,127,170
	Sogo Medical Co., Ltd.	55,800	1,893,430
	ST Corp.	80,200	794,343
#	Starzen Co., Ltd.	36,600	1,022,662
	Takara Holdings, Inc.	980,300	8,064,083
	Tobu Store Co., Ltd.	190,000	491,132
	Toho Co., Ltd.	42,400	925,255
#	Tohto Suisan Co., Ltd.	173,000	268,930
	Torigoe Co., Ltd. (The)	80,300	470,510
	Toyo Sugar Refining Co., Ltd.	157,000	142,368
	United Super Markets Holdings, Inc.	248,100	2,356,435
	UNY Group Holdings Co., Ltd.	1,468,300	10,335,772
	Valor Holdings Co., Ltd.	212,100	5,347,710
	Warabeya Nichiyo Co., Ltd.	83,460	1,836,836
#	Yaizu Suisankagaku Industry Co., Ltd.	46,100	416,514
	YAKUODO Co., Ltd.	600	16,971
	Yamatane Corp.	520,000	715,489
#	Yamaya Corp.	25,600	450,197
	Yaoko Co., Ltd.	102,800	4,539,214
#	Yokohama Reito Co., Ltd.	263,000	2,490,743
	Yomeishu Seizo Co., Ltd.	48,500	852,481
	Yonekyu Corp.	28,100	670,853
	Yuasa Funashoku Co., Ltd.	121,000	338,266
	Yutaka Foods Corp.	6,000	98,132
Total Consumer Staples			261,043,880

Energy — (0.8%)
#	BP Castrol KK	57,400	649,665
	Cosmo Energy Holdings Co., Ltd.	345,500	3,664,605
	Fuji Kosan Co., Ltd.	33,100	121,476
*	Fuji Oil Co., Ltd.	284,800	784,648
	Itochu Enex Co., Ltd.	302,200	2,425,804
#	Japan Drilling Co., Ltd.	34,800	727,603
	Japan Oil Transportation Co., Ltd.	84,000	173,077
	Japan Petroleum Exploration Co., Ltd.	27,400	612,544
	Mitsuuroko Group Holdings Co., Ltd.	181,700	889,377
#	Modec, Inc.	102,100	1,496,032
	Nippon Coke & Engineering Co., Ltd.	1,272,800	916,687
#	Nippon Gas Co., Ltd.	182,900	4,118,734

#	Sala Corp.	124,900	$690,428
	San-Ai Oil Co., Ltd.	310,000	2,248,514
#	Shinko Plantech Co., Ltd.	237,200	1,803,570
	Sinanen Holdings Co., Ltd.	260,000	1,016,332
#	Toa Oil Co., Ltd.	415,000	456,795
	Toyo Kanetsu K.K.	568,000	1,241,117
Total Energy			24,037,008

Financials — (9.3%)
	77 Bank, Ltd. (The)	529,760	1,871,770
	Aichi Bank, Ltd. (The)	51,700	2,163,382
	Airport Facilities Co., Ltd.	132,770	599,946
#	Aizawa Securities Co., Ltd.	154,900	813,301
	Akita Bank, Ltd. (The)	1,079,400	2,939,241
	Anabuki Kosan, Inc.	22,000	50,058
#*	Anicom Holdings, Inc.	10,100	277,437
	Aomori Bank, Ltd. (The)	1,186,000	3,453,615
#	Ardepro Co., Ltd.	270,700	309,775
	Asax Co., Ltd.	1,700	20,447
	Ashikaga Holdings Co., Ltd.	128,800	368,031
	Awa Bank, Ltd. (The)	1,173,000	5,677,802
#	Bank of Iwate, Ltd. (The)	99,400	3,598,914
	Bank of Kochi, Ltd. (The)	279,000	287,221
#	Bank of Nagoya, Ltd. (The)	1,007,297	3,308,252
	Bank of Okinawa, Ltd. (The)	110,800	3,630,874
	Bank of Saga, Ltd. (The)	802,000	1,509,013
	Bank of the Ryukyus, Ltd.	227,380	2,551,372
	Chiba Kogyo Bank, Ltd. (The)	236,900	1,070,759
	Chukyo Bank, Ltd. (The)	682,000	1,175,007
	Daibiru Corp.	303,600	2,562,939
	Daiichi Commodities Co., Ltd.	13,700	45,537
	Daikyo, Inc.	1,904,000	3,027,740
#	Daisan Bank, Ltd. (The)	855,000	1,137,967
	Daishi Bank, Ltd. (The)	2,003,000	6,879,637
	Daito Bank, Ltd. (The)	873,000	1,355,596
#	DSB Co., Ltd.	55,800	432,253
	eGuarantee, Inc.	10,800	238,875
#	Ehime Bank, Ltd. (The)	938,000	1,941,401
	Eighteenth Bank, Ltd. (The)	1,048,000	2,326,428
	FIDEA Holdings Co., Ltd.	874,800	1,376,922
#	Financial Products Group Co., Ltd.	409,700	4,929,350
	Fukui Bank, Ltd. (The)	1,301,000	2,370,327
#	Fukushima Bank, Ltd. (The)	1,421,000	1,035,480
	Fuyo General Lease Co., Ltd.	81,700	3,486,519
#	GCA Savvian Corp.	89,900	943,812
	Goldcrest Co., Ltd.	101,790	1,520,745
	Grandy House Corp.	14,200	45,671
	Heiwa Real Estate Co., Ltd.	236,600	2,942,192
	Higashi-Nippon Bank, Ltd. (The)	869,000	2,060,637
	Hokkoku Bank, Ltd. (The)	1,742,000	4,578,356
	Hokuetsu Bank, Ltd. (The)	1,300,000	2,100,334
	Hokuhoku Financial Group, Inc.	318,000	417,847
	Hyakugo Bank, Ltd. (The)	1,491,609	5,587,607

#	Hyakujushi Bank, Ltd. (The)	1,509,000	$4,232,910
	IBJ Leasing Co., Ltd.	66,500	1,178,715
	Ichiyoshi Securities Co., Ltd.	229,400	1,953,645
#	IwaiCosmo Holdings, Inc.	106,900	1,036,858
	J Trust Co., Ltd.	10,600	85,498
	Jaccs Co., Ltd.	45,000	186,544
*	Jafco Co., Ltd.	99,400	3,051,654
#	Japan Property Management Center Co., Ltd.	17,600	288,750
	Japan Securities Finance Co., Ltd.	16,700	66,948
	Jimoto Holdings, Inc.	508,400	668,473
	Juroku Bank, Ltd. (The)	2,002,000	5,970,515
#	kabu.com Securities Co., Ltd.	1,026,600	3,279,419
#	Kabuki-Za Co., Ltd.	36,000	1,593,095
	Kansai Urban Banking Corp.	149,200	1,468,702
	Keihanshin Building Co., Ltd.	195,400	1,038,160
	Keiyo Bank, Ltd. (The)	1,418,000	5,120,763
#	Kenedix, Inc.	1,201,100	5,244,614
	Kita-Nippon Bank, Ltd. (The)	49,506	1,256,218
	Kiyo Bank, Ltd. (The)	373,590	4,235,570
#	Kyokuto Securities Co., Ltd.	125,600	1,507,751
	Kyushu Financial Group, Inc.	1,093,620	6,280,082
#	Land Business Co., Ltd.	59,500	145,722
	Leopalace21 Corp.	1,960,700	11,833,347
#	Marusan Securities Co., Ltd.	119,100	1,120,638
#	Michinoku Bank, Ltd. (The)	840,000	1,298,103
	Mie Bank, Ltd. (The)	523,000	928,980
	Minato Bank, Ltd. (The)	1,084,000	1,453,247
	Mito Securities Co., Ltd.	338,500	936,563
	Miyazaki Bank, Ltd. (The)	931,000	2,262,901
#	Monex Group, Inc.	1,054,800	2,724,219
#	Money Partners Group Co., Ltd.	33,400	237,559
	MONEY SQUARE HOLDINGS, Inc.	900	8,659
	Musashino Bank, Ltd. (The)	199,100	5,009,150
#	Nagano Bank, Ltd. (The)	512,000	850,604
	Nanto Bank, Ltd. (The)	1,183,000	3,213,640
	New Real Property K.K.	43,900	—
#	Nihon M&A Center, Inc.	198,100	11,499,696
	Nishi-Nippon City Bank, Ltd. (The)	1,069,000	1,887,950
	Nisshin Fudosan Co.	186,100	620,617
	North Pacific Bank, Ltd.	2,040,300	5,158,659
#	OAK Capital Corp.	106,300	168,617
	Ogaki Kyoritsu Bank, Ltd. (The)	1,857,000	5,602,943
#	Oita Bank, Ltd. (The)	1,014,900	3,161,158
	Okasan Securities Group, Inc.	223,000	1,163,490
	Open House Co., Ltd.	121,700	2,417,534
#	Pocket Card Co., Ltd.	11,200	53,987
#	Raysum Co., Ltd.	40,300	370,638
	Relo Holdings, Inc.	62,900	8,406,474
#	Ricoh Leasing Co., Ltd.	96,900	2,876,829
#	SAMTY Co., Ltd.	76,900	783,513
	San-In Godo Bank, Ltd. (The)	957,000	5,915,148
	Sankyo Frontier Co., Ltd.	10,000	71,536
*	Sawada Holdings Co., Ltd.	142,000	1,263,012

#	Senshu Ikeda Holdings, Inc.	1,365,700	$4,909,630
#	Shiga Bank, Ltd. (The)	1,328,000	5,587,818
	Shikoku Bank, Ltd. (The)	1,210,000	2,331,161
	Shimane Bank, Ltd. (The)	16,600	172,890
	Shimizu Bank, Ltd. (The)	48,000	1,001,439
	Shinoken Group Co., Ltd.	23,500	499,944
#	Sparx Group Co., Ltd.	573,900	1,158,965
	Star Mica Co., Ltd.	5,300	80,771
	Sumitomo Real Estate Sales Co., Ltd.	106,460	2,047,131
#	Sun Frontier Fudousan Co., Ltd.	148,300	1,496,004
	Taiko Bank, Ltd. (The)	207,000	385,803
#	Takagi Securities Co., Ltd.	224,000	278,341
#	Takara Leben Co., Ltd.	552,800	3,267,205
	TOC Co., Ltd.	342,950	2,898,922
	Tochigi Bank, Ltd. (The)	705,000	2,673,444
	Toho Bank, Ltd. (The)	1,313,200	4,207,392
	Tohoku Bank, Ltd. (The)	588,000	720,916
#	Tokai Tokyo Financial Holdings, Inc.	568,200	3,110,872
	Tokyo Rakutenchi Co., Ltd.	207,000	875,001
#	Tokyo Theatres Co., Inc.	468,000	502,560
	Tokyo TY Financial Group, Inc.	150,338	3,493,014
	Tomato Bank, Ltd.	484,000	627,386
	TOMONY Holdings, Inc.	913,950	2,701,614
#	Tosei Corp.	201,700	1,459,823
	Tottori Bank, Ltd. (The)	353,000	529,286
	Towa Bank, Ltd. (The)	2,036,000	1,574,256
	Toyo Securities Co., Ltd.	389,000	970,072
	Tsukuba Bank, Ltd.	495,100	1,324,931
#	Unizo Holdings Co., Ltd.	69,100	2,971,573
#	Yamagata Bank, Ltd. (The)	854,500	3,237,869
	Yamanashi Chuo Bank, Ltd. (The)	976,000	3,578,793
	Zenkoku Hosho Co., Ltd.	1,600	54,193
Total Financials			282,939,425

Health Care — (4.0%)
	As One Corp.	86,768	3,279,273
	Asahi Intecc Co., Ltd.	18,800	879,664
#	ASKA Pharmaceutical Co., Ltd.	131,300	1,623,457
	Biofermin Pharmaceutical Co., Ltd.	10,500	350,620
	BML, Inc.	68,300	2,644,036
#	CMIC Holdings Co., Ltd.	70,000	883,890
	Create Medic Co., Ltd.	28,000	213,213
#	Daiken Medical Co., Ltd.	88,900	706,759
	Daito Pharmaceutical Co., Ltd.	65,780	1,760,906
	Eiken Chemical Co., Ltd.	73,500	1,538,441
	EPS Holdings, Inc.	164,600	2,011,474
	FALCO HOLDINGS Co., Ltd.	44,000	532,492
#	FINDEX, Inc.	88,500	1,110,711
	Fuji Pharma Co., Ltd.	41,500	699,531
	Fuso Pharmaceutical Industries, Ltd.	415,000	958,791
	Hogy Medical Co., Ltd.	71,000	3,810,132
	Iwaki & Co., Ltd.	154,000	257,293
#	Japan Medical Dynamic Marketing, Inc.	108,100	583,712

	Jeol, Ltd.	483,000	$2,448,367
	JMS Co., Ltd.	157,000	411,457
	Kawasumi Laboratories, Inc.	69,100	550,072
	Kissei Pharmaceutical Co., Ltd.	63,900	1,470,896
	KYORIN Holdings, Inc.	276,100	5,257,387
#	Mani, Inc.	106,400	1,633,247
	Mochida Pharmaceutical Co., Ltd.	78,399	5,818,940
	N Field Co., Ltd.	700	10,550
#	Nagaileben Co., Ltd.	51,200	1,052,568
	Nakanishi, Inc.	115,300	3,660,678
	ND Software Co., Ltd.	5,200	41,080
	Nichi-iko Pharmaceutical Co., Ltd.	264,250	6,087,841
#	Nichii Gakkan Co.	284,300	1,966,097
#	Nihon Kohden Corp.	213,900	5,314,150
#	Nikkiso Co., Ltd.	361,500	2,656,585
	Nippon Chemiphar Co., Ltd.	171,000	727,055
#	Nipro Corp.	702,100	6,663,668
	Nissui Pharmaceutical Co., Ltd.	67,400	776,044
#	Paramount Bed Holdings Co., Ltd.	114,200	4,171,934
#	Rion Co., Ltd.	42,300	635,028
	Rohto Pharmaceutical Co., Ltd.	499,200	9,092,887
#	Seed Co., Ltd.	8,200	86,539
	Ship Healthcare Holdings, Inc.	279,700	7,041,951
#	Shofu, Inc.	35,700	437,433
	Software Service, Inc.	17,400	660,881
#	Taiko Pharmaceutical Co., Ltd.	55,700	714,548
	Techno Medica Co., Ltd.	25,700	487,355
#	Toho Holdings Co., Ltd.	321,000	6,860,669
	Tokai Corp/Gifu	54,500	1,594,003
	Torii Pharmaceutical Co., Ltd.	68,800	1,581,051
#	Towa Pharmaceutical Co., Ltd.	59,100	2,421,195
	Tsukui Corp.	169,500	2,218,591
#	Tsumura & Co.	348,700	8,364,292
#	Uchiyama Holdings Co., Ltd.	24,200	110,046
#	Vital KSK Holdings, Inc.	193,400	1,525,705
	Wakamoto Pharmaceutical Co., Ltd.	107,000	246,192
	WIN-Partners Co., Ltd.	4,900	64,339
	ZERIA Pharmaceutical Co., Ltd.	100,699	1,305,583
Total Health Care			120,011,299

Industrials — (23.7%)
#*	A&A Material Corp.	127,000	85,719
	Advan Co., Ltd.	167,700	1,514,476
	Advanex, Inc.	22,099	246,900
#	Aeon Delight Co., Ltd.	107,400	3,447,832
	Aica Kogyo Co., Ltd.	314,300	6,593,809
	Aichi Corp.	171,500	1,192,707
#	Aida Engineering, Ltd.	317,900	2,761,810
	AIT Corp.	11,200	93,102
#	Alinco, Inc.	62,600	559,437
	Alps Logistics Co., Ltd.	98,600	489,094
	Altech Corp.	44,750	940,105
	Anest Iwata Corp.	168,200	1,609,237

#*	Arrk Corp.	422,400	$326,376
	Asahi Diamond Industrial Co., Ltd.	328,200	2,938,984
	Asahi Kogyosha Co., Ltd.	122,000	468,461
#	Asanuma Corp.	383,000	1,022,370
#*	Asia Growth Capital, Ltd.	389,900	311,656
	Asunaro Aoki Construction Co., Ltd.	142,800	922,794
	Bando Chemical Industries, Ltd.	462,000	2,088,862
#	Benefit One, Inc.	96,900	2,185,428
	Bunka Shutter Co., Ltd.	309,000	2,537,551
	Canare Electric Co., Ltd.	2,300	39,818
	Career Design Center Co., Ltd.	28,800	248,383
	Central Glass Co., Ltd.	1,214,000	6,586,666
	Central Security Patrols Co., Ltd.	40,700	973,802
	Chilled & Frozen Logistics Holdings Co., Ltd.	22,000	169,776
#	Chiyoda Corp.	309,000	2,265,674
	Chiyoda Integre Co., Ltd.	73,700	1,636,885
	Chudenko Corp.	110,500	2,204,526
	Chugai Ro Co., Ltd.	373,000	651,928
	CKD Corp.	341,900	2,819,124
#	COMSYS Holdings Corp.	241,700	3,727,886
	Cosel Co., Ltd.	114,400	1,098,393
	CTI Engineering Co., Ltd.	72,300	618,298
	Dai-Dan Co., Ltd.	155,000	1,025,481
	Daido Kogyo Co., Ltd.	200,000	344,505
	Daifuku Co., Ltd.	579,400	9,756,201
#	Daihatsu Diesel Manufacturing Co., Ltd.	84,000	496,069
#	Daihen Corp.	620,000	2,820,160
#	Daiho Corp.	405,000	1,762,535
	Daiichi Jitsugyo Co., Ltd.	251,000	1,098,610
	Daiseki Co., Ltd.	209,463	3,424,095
	Daiseki Eco. Solution Co., Ltd.	14,400	137,336
#	Daisue Construction Co., Ltd.	33,700	237,810
	Daiwa Industries, Ltd.	173,000	1,449,712
#*	Danto Holdings Corp.	165,000	286,113
	Denyo Co., Ltd.	85,300	877,185
	DMG Mori Co., Ltd.	32,000	293,827
	DMW Corp.	4,800	76,974
	Duskin Co., Ltd.	222,400	3,993,274
	Ebara Corp.	307,000	1,280,939
#	Ebara Jitsugyo Co., Ltd.	39,300	424,456
	Eidai Co., Ltd.	115,000	415,081
	en-japan, Inc.	124,800	2,107,795
	Endo Lighting Corp.	60,200	547,131
#*	Enshu, Ltd.	281,000	187,282
#	Freund Corp.	19,800	190,176
#	Fudo Tetra Corp.	1,040,800	1,162,729
	Fuji Machine Manufacturing Co., Ltd.	5,000	50,965
	Fujikura, Ltd.	1,935,000	9,095,515
#*	Fujisash Co., Ltd.	436,500	352,882
#	Fujitec Co., Ltd.	436,800	4,449,763
	Fukuda Corp.	395,000	3,955,306
	Fukushima Industries Corp.	78,100	1,810,851
#	Fukuyama Transporting Co., Ltd.	751,400	3,661,415

#	FULLCAST Holdings Co., Ltd.	73,900	$518,802
	Funai Soken Holdings, Inc.	140,760	2,260,255
	Furukawa Co., Ltd.	1,665,000	2,454,587
#	Furukawa Electric Co., Ltd.	4,628,000	9,992,933
	Furusato Industries, Ltd.	52,000	778,444
#	Futaba Corp.	125,100	1,769,385
	Gecoss Corp.	104,400	951,020
	Giken, Ltd.	2,400	43,583
	Glory, Ltd.	268,900	9,133,077
	GS Yuasa Corp.	1,210,000	5,170,981
#	Hamakyorex Co., Ltd.	84,400	1,454,874
	Hanwa Co., Ltd.	1,221,000	5,152,205
#	Harmonic Drive Systems, Inc.	150,100	3,840,450
#	Hazama Ando Corp.	1,082,400	5,263,969
	Hibiya Engineering, Ltd.	117,500	1,642,805
	Hirakawa Hewtech Corp.	1,800	14,494
#	Hisaka Works, Ltd.	100,200	732,257
#	Hitachi Koki Co., Ltd.	311,600	2,058,603
	Hitachi Transport System, Ltd.	278,000	4,640,943
	Hitachi Zosen Corp.	991,379	4,704,099
	Hito Communications, Inc.	4,600	89,967
	Hokuetsu Industries Co., Ltd.	105,900	649,924
#	Hokuriku Electrical Construction Co., Ltd.	23,000	181,017
	Hosokawa Micron Corp.	176,000	889,187
	Howa Machinery, Ltd.	72,100	351,311
	Ichiken Co., Ltd.	143,000	408,234
	Ichinen Holdings Co., Ltd.	114,200	1,015,024
	Idec Corp.	158,800	1,508,835
#	Iino Kaiun Kaisha, Ltd.	521,100	2,067,606
	Inaba Denki Sangyo Co., Ltd.	138,700	4,363,112
#	Inaba Seisakusho Co., Ltd.	49,700	577,895
	Inabata & Co., Ltd.	296,300	2,938,594
#	Inui Global Logistics Co., Ltd.	71,880	523,710
#	Iseki & Co., Ltd.	1,110,000	2,179,300
	Ishii Iron Works Co., Ltd.	110,000	149,452
	Itoki Corp.	213,800	1,510,800
	Iwasaki Electric Co., Ltd.	372,000	601,596
#	Iwatani Corp.	1,087,000	6,308,204
	JAC Recruitment Co., Ltd.	13,400	158,468
#	Jalux, Inc.	33,200	640,071
#	Jamco Corp.	68,400	1,711,188
	Japan Foundation Engineering Co., Ltd.	119,500	438,086
	Japan Pulp & Paper Co., Ltd.	465,000	1,330,295
	Japan Steel Works, Ltd. (The)	1,992,000	6,278,942
	Japan Transcity Corp.	242,000	809,231
	JK Holdings Co., Ltd.	89,940	381,172
#	Juki Corp.	183,600	1,666,932
	Kamei Corp.	148,700	1,494,468
	Kanaden Corp.	110,600	870,768
#	Kanagawa Chuo Kotsu Co., Ltd.	190,000	1,132,472
#	Kanamoto Co., Ltd.	171,600	4,036,597
#	Kandenko Co., Ltd.	626,000	4,456,792
	Kanematsu Corp.	2,395,625	3,486,969

#	Katakura Industries Co., Ltd.	136,100	$1,428,305
#	Kato Works Co., Ltd.	309,000	1,199,023
#	KAWADA TECHNOLOGIES, Inc.	53,700	1,716,350
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	278,973
#	Kawasaki Kisen Kaisha, Ltd.	3,035,000	5,876,276
#	Keihin Co., Ltd.	249,000	311,637
#*	KI Holdings Co., Ltd.	88,000	263,805
#	Kimura Chemical Plants Co., Ltd.	39,900	132,578
	King Jim Co., Ltd.	13,000	96,923
#	Kinki Sharyo Co., Ltd.	153,000	445,885
#	Kintetsu World Express, Inc.	155,600	2,066,681
	Kitagawa Iron Works Co., Ltd.	496,000	912,026
	Kitano Construction Corp.	259,000	627,819
#	Kito Corp.	108,500	810,857
	Kitz Corp.	543,500	2,350,406
#*	Kobe Electric Railway Co., Ltd.	29,000	91,941
	Kobelco Eco-Solutions Co., Ltd.	97,000	386,912
	Koike Sanso Kogyo Co., Ltd.	145,000	354,661
#	Kokusai Co., Ltd.	40,400	457,703
	Kokuyo Co., Ltd.	525,125	6,138,461
#	KOMAIHALTEC, Inc.	227,000	486,264
	Komatsu Wall Industry Co., Ltd.	40,000	640,191
	Komori Corp.	348,700	4,055,831
	Kondotec, Inc.	124,000	918,323
	Konoike Transport Co., Ltd.	70,600	825,589
#*	Kosaido Co., Ltd.	248,600	732,565
	KRS Corp.	36,200	843,854
#	Kumagai Gumi Co., Ltd.	1,802,000	4,572,677
#	Kuroda Electric Co., Ltd.	219,100	3,277,262
	Kyodo Printing Co., Ltd.	506,000	1,519,082
	Kyokuto Boeki Kaisha, Ltd.	58,000	116,414
	Kyokuto Kaihatsu Kogyo Co., Ltd.	185,700	1,877,736
	Kyoritsu Printing Co., Ltd.	105,300	268,286
#	Kyowa Exeo Corp.	481,800	5,347,169
#	Kyudenko Corp.	219,000	5,207,368
#	Link And Motivation, Inc.	251,400	317,096
	Lonseal Corp.	116,000	153,398
#	Maeda Corp.	821,000	6,110,466
#	Maeda Kosen Co., Ltd.	102,300	1,039,781
	Maeda Road Construction Co., Ltd.	387,000	6,367,332
	Maezawa Industries, Inc.	35,700	95,403
	Maezawa Kasei Industries Co., Ltd.	45,600	417,904
#	Maezawa Kyuso Industries Co., Ltd.	48,200	600,914
#	Makino Milling Machine Co., Ltd.	655,000	4,013,271
	Marubeni Construction Material Lease Co., Ltd.	75,000	125,287
#	Marufuji Sheet Piling Co., Ltd.	58,000	120,545
	Maruka Machinery Co., Ltd.	32,200	458,968
	Maruwa Unyu Kikan Co., Ltd.	1,000	22,911
	Maruyama Manufacturing Co., Inc.	230,000	363,802
	Maruzen Co., Ltd.	46,000	374,263
	Maruzen Showa Unyu Co., Ltd.	300,000	1,052,446
#	Matsuda Sangyo Co., Ltd.	81,082	842,726
	Matsui Construction Co., Ltd.	124,600	829,267

	Max Co., Ltd.	191,000	$1,961,315
	Meidensha Corp.	1,171,050	5,332,184
	Meiji Shipping Co., Ltd.	111,000	355,521
#	Meisei Industrial Co., Ltd.	251,000	1,048,800
	Meitec Corp.	181,300	6,332,172
#	Meiwa Corp.	158,000	510,811
	Mesco, Inc.	22,000	160,348
	Mie Kotsu Group Holdings, Inc.	5,400	28,539
	Mirait Holdings Corp.	374,085	2,975,954
	Mitani Corp.	68,200	1,939,826
	Mitsubishi Kakoki Kaisha, Ltd.	49,000	101,397
#	Mitsubishi Logistics Corp.	26,000	341,073
	Mitsubishi Nichiyu Forklift Co., Ltd.	159,600	651,332
	Mitsubishi Pencil Co., Ltd.	95,800	4,100,058
	Mitsuboshi Belting, Ltd.	328,000	2,639,278
#	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,620,952
	Mitsui Matsushima Co., Ltd.	847,000	880,558
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,666,739
	Mitsumura Printing Co., Ltd.	93,000	180,871
#	Miyaji Engineering Group, Inc.	332,175	427,879
	Morita Holdings Corp.	227,700	2,660,724
#	NAC Co., Ltd.	58,900	456,621
	Nachi-Fujikoshi Corp.	1,025,000	3,567,639
	Nagase & Co., Ltd.	374,900	4,116,741
	Nakabayashi Co., Ltd.	211,000	562,767
	Nakano Corp.	14,800	72,406
	Namura Shipbuilding Co., Ltd.	217,228	1,626,753
	Narasaki Sangyo Co., Ltd.	103,000	220,280
	NDS Co., Ltd.	241,000	663,914
#	NEC Capital Solutions, Ltd.	43,800	615,525
	Nichias Corp.	581,000	3,471,578
	Nichiban Co., Ltd.	119,000	695,541
	Nichiden Corp.	22,600	584,900
	Nichiha Corp.	143,680	2,172,530
	Nichireki Co., Ltd.	148,000	1,067,755
	Nihon Flush Co., Ltd.	3,600	33,615
	Nihon Trim Co., Ltd.	18,200	843,451
	Nikkato Corp.	700	2,345
	Nikko Co., Ltd.	155,000	471,827
	Nikkon Holdings Co., Ltd.	356,800	6,457,627
	Nippo Corp.	142,000	2,383,621
	Nippon Air Conditioning Services Co., Ltd.	29,800	160,846
#	Nippon Carbon Co., Ltd.	648,000	1,381,775
	Nippon Densetsu Kogyo Co., Ltd.	227,300	4,567,947
	Nippon Filcon Co., Ltd.	70,900	269,386
	Nippon Hume Corp.	129,400	670,041
	Nippon Kanzai Co., Ltd.	84,800	1,340,525
	Nippon Koei Co., Ltd.	390,000	1,228,118
#	Nippon Parking Development Co., Ltd.	1,197,800	1,328,160
	Nippon Rietec Co., Ltd.	7,000	52,835
	Nippon Road Co., Ltd. (The)	384,000	1,783,180
	Nippon Seisen Co., Ltd.	100,000	393,525
#*	Nippon Sharyo, Ltd.	422,000	1,038,396

#*	Nippon Sheet Glass Co., Ltd.	5,848,000	$4,152,791
	Nippon Steel & Sumikin Bussan Corp.	955,599	3,183,652
	Nippon Thompson Co., Ltd.	410,000	1,464,619
	Nippon Tungsten Co., Ltd.	62,000	95,365
	Nishi-Nippon Railroad Co., Ltd.	1,221,000	7,957,746
#	Nishimatsu Construction Co., Ltd.	1,794,000	7,692,639
	Nishio Rent All Co., Ltd.	92,500	2,190,706
#	Nissei ASB Machine Co., Ltd.	46,700	921,518
	Nissei Corp.	37,900	314,926
	Nissei Plastic Industrial Co., Ltd.	184,500	1,111,482
#	Nissha Printing Co., Ltd.	157,500	2,304,492
	Nisshinbo Holdings, Inc.	870,500	9,231,310
	Nissin Corp.	399,000	1,090,806
	Nissin Electric Co., Ltd.	279,000	3,040,865
	Nitta Corp.	101,900	2,568,096
*	Nitto Boseki Co., Ltd.	906,000	2,919,739
	Nitto Kogyo Corp.	159,700	2,543,844
	Nitto Kohki Co., Ltd.	68,500	1,356,950
	Nitto Seiko Co., Ltd.	149,000	370,660
#	Nittoc Construction Co., Ltd.	96,800	348,254
#	Nittoku Engineering Co., Ltd.	80,900	708,740
	NJS Co., Ltd.	30,200	325,481
	Noda Corp.	153,600	508,146
#	Nomura Co., Ltd.	216,500	3,137,076
	Noritake Co., Ltd.	642,000	1,447,734
#	Noritz Corp.	172,400	2,804,112
	NS United Kaiun Kaisha, Ltd.	599,000	808,273
#	NTN Corp.	411,000	1,310,503
	Obara Group, Inc.	77,700	2,785,079
	Obayashi Road Corp.	166,300	1,097,848
#	Odelic Co., Ltd.	17,900	556,968
#	Oiles Corp.	151,350	2,260,690
	Okabe Co., Ltd.	242,100	1,727,500
	Okamoto Machine Tool Works, Ltd.	205,000	234,776
#	Okamura Corp.	381,900	3,642,172
#	OKK Corp.	425,000	411,863
#	OKUMA Corp.	722,000	5,043,531
	Okumura Corp.	999,400	5,277,352
	Onoken Co., Ltd.	84,600	740,494
	Organo Corp.	228,000	843,075
#	OSG Corp.	444,300	8,286,435
#	Outsourcing, Inc.	54,600	1,880,917
	Oyo Corp.	93,700	1,015,694
*	Pasco Corp.	124,000	485,057
#	Pasona Group, Inc.	126,800	930,442
#	Penta-Ocean Construction Co., Ltd.	1,684,400	7,049,505
	Pilot Corp.	188,800	7,199,552
#	Prestige International, Inc.	109,700	1,236,986
	Pronexus, Inc.	126,400	1,345,990
#	PS Mitsubishi Construction Co., Ltd.	137,300	490,203
	Quick Co., Ltd.	7,200	56,424
	Raito Kogyo Co., Ltd.	300,900	2,774,202
	Rheon Automatic Machinery Co., Ltd.	95,000	578,647

	Ryobi, Ltd.	779,200	$3,069,322
#	Sakai Heavy Industries, Ltd.	237,000	385,223
#	Sakai Moving Service Co., Ltd.	45,600	1,377,408
	Sanki Engineering Co., Ltd.	297,600	2,380,296
	Sanko Metal Industrial Co., Ltd.	136,000	377,776
#	Sankyo Tateyama, Inc.	166,200	2,153,370
	Sankyu, Inc.	1,540,000	7,026,678
#	Sanoyas Holdings Corp.	40,600	80,146
	Sanwa Holdings Corp.	1,232,600	9,169,627
	Sanyo Denki Co., Ltd.	254,000	1,184,460
	Sanyo Engineering & Construction, Inc.	48,000	257,509
#	Sanyo Industries, Ltd.	99,000	133,617
	Sanyo Trading Co., Ltd.	900	11,821
#	Sata Construction Co., Ltd.	85,399	326,155
	Sato Holdings Corp.	136,500	2,906,644
	Sato Shoji Corp.	66,800	381,610
#	SBS Holdings, Inc.	90,700	611,813
	Secom Joshinetsu Co., Ltd.	32,900	983,660
#	Seibu Electric Industry Co., Ltd.	70,000	254,316
	Seika Corp.	313,000	632,162
	Seikitokyu Kogyo Co., Ltd.	178,300	745,601
	Seino Holdings Co., Ltd.	120,600	1,297,435
	Sekisui Jushi Corp.	176,700	2,365,551
#	Senko Co., Ltd.	547,000	3,330,243
	Senshu Electric Co., Ltd.	35,100	505,839
	Shibusawa Warehouse Co., Ltd. (The)	263,000	674,840
	Shibuya Corp.	89,100	1,045,255
#	Shima Seiki Manufacturing, Ltd.	161,400	2,687,566
	Shin Nippon Air Technologies Co., Ltd.	86,280	761,698
#	Shin-Keisei Electric Railway Co., Ltd.	181,000	698,856
	Shinmaywa Industries, Ltd.	550,000	3,897,636
#	Shinnihon Corp.	186,700	879,537
	Shinsho Corp.	279,000	505,409
	Shinwa Co., Ltd.	16,900	229,011
#*	Shoko Co., Ltd.	198,000	135,504
	Showa Aircraft Industry Co., Ltd.	15,837	152,853
#	Sinfonia Technology Co., Ltd.	632,000	858,866
#	Sinko Industries, Ltd.	110,700	1,608,805
	Sintokogio, Ltd.	265,000	2,341,833
	Soda Nikka Co., Ltd.	67,000	275,119
	Sodick Co., Ltd.	191,900	1,433,715
	Space Co., Ltd.	61,920	748,659
#	Srg Takamiya Co., Ltd.	106,300	416,940
#	Star Micronics Co., Ltd.	221,700	2,483,349
	Subaru Enterprise Co., Ltd.	55,000	189,723
	Sugimoto & Co., Ltd.	30,500	334,668
	Sumitomo Densetsu Co., Ltd.	104,400	1,351,378
#	Sumitomo Mitsui Construction Co., Ltd.	4,537,800	4,075,390
	Sumitomo Precision Products Co., Ltd.	189,000	570,241
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,166,491
#*	SWCC Showa Holdings Co., Ltd.	1,562,000	874,046
	Tadano, Ltd.	302,000	2,802,407
	Taihei Dengyo Kaisha, Ltd.	162,000	1,350,712

#	Taiheiyo Kouhatsu, Inc.	407,000	$278,353
	Taikisha, Ltd.	147,000	3,540,607
	Takamatsu Construction Group Co., Ltd.	80,000	1,723,352
#	Takano Co., Ltd.	49,400	269,139
	Takaoka Toko Co., Ltd.	43,520	603,854
	Takara Printing Co., Ltd.	34,055	401,286
	Takara Standard Co., Ltd.	507,000	4,607,702
#	Takasago Thermal Engineering Co., Ltd.	319,500	4,007,856
	Takashima & Co., Ltd.	225,000	356,189
#	Takeei Corp.	119,500	1,020,656
	Takeuchi Manufacturing Co., Ltd.	205,200	2,965,768
#	Takigami Steel Construction Co., Ltd. (The)	50,000	235,544
	Takisawa Machine Tool Co., Ltd.	368,000	411,236
#	Takuma Co., Ltd.	414,000	3,706,138
#	Tanseisha Co., Ltd.	162,449	1,230,146
	Tatsuta Electric Wire and Cable Co., Ltd.	257,400	813,778
	TECHNO ASSOCIE Co., Ltd.	56,800	480,591
	Techno Ryowa, Ltd.	69,390	414,976
	Teikoku Electric Manufacturing Co., Ltd.	91,100	623,368
	Teikoku Sen-I Co., Ltd.	102,100	1,393,852
#	Tekken Corp.	234,000	563,034
	Teraoka Seisakusho Co., Ltd.	53,600	163,139
	THK Co., Ltd.	8,000	147,266
	Toa Corp.	1,103,000	2,604,797
	TOA ROAD Corp.	266,000	886,096
#	Tobishima Corp.	1,073,200	1,770,448
	Tocalo Co., Ltd.	82,300	1,479,769
	Toda Corp.	1,179,000	5,699,792
	Toenec Corp.	212,000	1,306,727
	Togami Electric Manufacturing Co., Ltd.	14,000	54,201
#	TOKAI Holdings Corp.	528,400	2,748,079
#	Tokai Lease Co., Ltd.	154,000	281,695
	Tokyo Energy & Systems, Inc.	139,000	1,123,806
	Tokyo Keiki, Inc.	354,000	513,305
*	Tokyo Kikai Seisakusho, Ltd.	256,000	95,704
	Tokyo Sangyo Co., Ltd.	81,000	297,791
	Tokyu Construction Co., Ltd.	44,000	359,313
	Toli Corp.	261,000	664,265
	Tomoe Corp.	152,000	481,916
#	Tomoe Engineering Co., Ltd.	37,200	492,133
	Tonami Holdings Co., Ltd.	308,000	803,968
	Toppan Forms Co., Ltd.	298,500	3,321,137
#	Torishima Pump Manufacturing Co., Ltd.	117,100	1,043,388
	Toshiba Machine Co., Ltd.	663,000	2,039,921
#	Toshiba Plant Systems & Services Corp.	262,650	3,214,652
#	Tosho Printing Co., Ltd.	227,000	1,104,516
#	Totetsu Kogyo Co., Ltd.	145,100	4,451,541
	Toyo Construction Co., Ltd.	377,100	1,643,157
#	Toyo Denki Seizo K.K.	207,000	726,610
#	Toyo Engineering Corp.	689,400	1,793,130
	Toyo Machinery & Metal Co., Ltd.	87,400	262,465
	Toyo Tanso Co., Ltd.	67,000	834,393
	Toyo Wharf & Warehouse Co., Ltd.	340,000	450,112

	Trancom Co., Ltd.	42,000	$2,456,251
	Trinity Industrial Corp.	19,000	79,262
	Trusco Nakayama Corp.	112,700	4,471,805
	Trust Tech, Inc.	45,600	607,048
	Tsubakimoto Chain Co.	845,700	5,233,626
#	Tsubakimoto Kogyo Co., Ltd.	117,000	310,414
#*	Tsudakoma Corp.	294,000	279,557
	Tsugami Corp.	395,000	1,433,366
	Tsukishima Kikai Co., Ltd.	130,700	1,122,024
	Tsurumi Manufacturing Co., Ltd.	92,200	1,316,213
	TTK Co., Ltd.	62,000	258,836
	Uchida Yoko Co., Ltd.	297,000	1,166,276
	Ueki Corp.	348,000	713,909
	Union Tool Co.	49,200	1,292,402
	Ushio, Inc.	409,500	5,436,235
	Utoc Corp.	98,700	291,942
#	Wakachiku Construction Co., Ltd.	1,052,000	1,184,493
	Wakita & Co., Ltd.	219,800	1,833,392
	WDB Holdings Co., Ltd.	10,000	89,667
	Weathernews, Inc.	27,800	932,472
	World Holdings Co., Ltd.	5,400	67,386
#	Yahagi Construction Co., Ltd.	159,400	1,118,171
	YAMABIKO Corp.	184,328	1,281,696
	Yamato Corp.	82,000	335,534
	Yamaura Corp.	16,200	68,682
	Yamazen Corp.	296,900	2,254,345
#	Yasuda Logistics Corp.	94,300	614,013
#	Yokogawa Bridge Holdings Corp.	177,600	1,907,347
	Yondenko Corp.	128,800	440,088
	Yuasa Trading Co., Ltd.	105,000	2,466,678
	Yuken Kogyo Co., Ltd.	196,000	325,429
#	Yumeshin Holdings Co., Ltd.	154,700	852,210
	Yurtec Corp.	249,000	2,077,561
	Yusen Logistics Co., Ltd.	109,500	1,273,598
	Yushin Precision Equipment Co., Ltd.	1,600	28,800
#	Zuiko Corp.	18,300	621,893
Total Industrials			719,204,135

Information Technology — (10.2%)
#	A&D Co., Ltd.	113,900	397,473
#	Advantest Corp.	341,400	3,153,814
#	Ai Holdings Corp.	247,200	7,162,331
	Aichi Tokei Denki Co., Ltd.	187,000	506,627
#	Aiphone Co., Ltd.	71,900	1,204,880
#*	Allied Telesis Holdings K.K.	192,800	71,892
	Alpha Systems, Inc.	32,560	499,924
	Amano Corp.	374,300	5,902,543
#	Anritsu Corp.	857,300	4,710,671
	AOI Electronics Co., Ltd.	26,900	595,903
	Argo Graphics, Inc.	22,600	347,645
#	Arisawa Manufacturing Co., Ltd.	192,200	981,153
	Asahi Net, Inc.	59,600	257,254
	Ateam, Inc.	6,200	102,360

	Axell Corp.	44,900	$337,062
	Azbil Corp.	190,300	4,865,860
	Broadband Tower, Inc.	31,400	50,513
	Broadleaf Co., Ltd.	118,700	1,431,578
	CAC Holdings Corp.	50,500	368,666
	Canon Electronics, Inc.	132,000	1,942,154
	Capcom Co., Ltd.	294,600	7,177,282
	Chino Corp.	35,900	329,116
#*	CMK Corp.	260,100	1,026,722
	Computer Engineering & Consulting, Ltd.	74,200	970,086
#	CONEXIO Corp.	114,700	1,159,478
#	COOKPAD, Inc.	287,400	4,588,190
	Cresco., Ltd.	26,500	426,594
#*	CROOZ, Inc.	32,400	741,093
	Dai-ichi Seiko Co., Ltd.	55,600	613,675
#*	Daishinku Corp.	188,000	411,483
	Daito Electron Co., Ltd.	5,900	38,108
	Daiwabo Holdings Co., Ltd.	1,186,000	2,212,906
	Denki Kogyo Co., Ltd.	251,000	1,171,007
	Densan System Co., Ltd.	800	11,562
	Digital Arts, Inc.	13,900	301,807
#	Digital Garage, Inc.	26,000	473,302
	Dip Corp.	9,200	216,737
	DKK-Toa Corp.	38,200	176,125
	DTS Corp.	122,000	2,332,032
	Eizo Corp.	104,200	2,620,387
	Elecom Co., Ltd.	101,400	1,784,940
	Elematec Corp.	52,271	948,417
	EM Systems Co., Ltd.	37,000	410,457
	Enplas Corp.	57,000	2,110,236
	ESPEC Corp.	98,400	1,283,547
#	Excel Co., Ltd.	49,300	614,488
#	F@N Communications, Inc.	194,900	1,462,644
	Faith, Inc.	27,910	328,404
#*	FDK Corp.	552,000	460,681
	Ferrotec Corp.	174,000	1,864,513
	Fuji Soft, Inc.	116,600	2,542,848
	Fujitsu Frontech, Ltd.	75,300	738,933
	Furuno Electric Co., Ltd.	137,500	870,868
	Furuya Metal Co., Ltd.	11,800	165,368
	Future Architect, Inc.	129,200	1,006,028
#	GMO internet, Inc.	410,800	5,486,050
#	GMO Payment Gateway, Inc.	98,500	6,655,054
#	Gree, Inc.	672,200	3,687,311
	Gurunavi, Inc.	172,800	4,100,027
	Hakuto Co., Ltd.	80,700	710,156
	Hioki EE Corp.	45,700	1,014,603
	Hitachi Kokusai Electric, Inc.	332,500	3,991,684
	Hitachi Maxell, Ltd.	6,300	95,825
#	Hochiki Corp.	140,000	1,602,769
#	Hokuriku Electric Industry Co., Ltd.	482,000	569,524
#	Horiba, Ltd.	212,650	7,928,545
	Hosiden Corp.	257,000	1,535,830

	I-Net Corp.	53,900	$542,835
#	Ibiden Co., Ltd.	241,478	2,952,310
	Icom, Inc.	46,600	851,522
#	Ikegami Tsushinki Co., Ltd.	309,000	392,192
	Imagica Robot Holdings, Inc.	53,800	193,514
	Ines Corp.	183,900	1,887,126
	Infocom Corp.	80,400	1,122,739
	Information Services International-Dentsu, Ltd.	75,900	1,522,866
	Innotech Corp.	93,000	364,471
	Internet Initiative Japan, Inc.	192,400	3,950,865
#	Iriso Electronics Co., Ltd.	50,500	2,501,460
	IT Holdings Corp.	505,101	11,946,887
*	Itfor, Inc.	56,300	244,508
*	Iwatsu Electric Co., Ltd.	500,000	319,617
#	Japan Aviation Electronics Industry, Ltd.	131,000	1,534,459
	Japan Digital Laboratory Co., Ltd.	93,600	1,339,623
#*	Japan Display, Inc.	801,200	1,564,210
#	Japan Material Co., Ltd.	13,700	365,627
#	Japan Radio Co., Ltd.	326,000	866,011
#	Jastec Co., Ltd.	37,800	307,320
#	JBCC Holdings, Inc.	87,500	526,219
	Justsystems Corp.	160,600	1,304,443
	Kaga Electronics Co., Ltd.	105,100	1,332,217
	Kanematsu Electronics, Ltd.	72,000	1,208,816
#*	KLab, Inc.	191,400	1,083,890
	Koa Corp.	194,100	1,435,440
	Kyoden Co., Ltd.	1,300	2,196
	Kyoei Sangyo Co., Ltd.	85,000	99,015
	Kyosan Electric Manufacturing Co., Ltd.	279,000	871,831
	Kyowa Electronic Instruments Co., Ltd.	135,100	492,758
#	LAC Co., Ltd.	82,700	839,667
	Lasertec Corp.	43,300	609,788
	Macnica Fuji Electronics Holdings, Inc.	126,550	1,505,684
	Mamezou Holdings Co., Ltd.	10,100	65,390
	Marubun Corp.	95,700	652,857
	Maruwa Co., Ltd.	52,300	1,274,376
#	Marvelous, Inc.	196,300	1,761,305
#	Megachips Corp.	107,400	1,206,369
*	Meiko Electronics Co., Ltd.	111,800	341,371
	Melco Holdings, Inc.	75,500	1,539,742
#	Micronics Japan Co., Ltd.	167,000	1,666,983
	Mimasu Semiconductor Industry Co., Ltd.	92,281	846,523
	Miraial Co., Ltd.	29,800	220,775
	Miroku Jyoho Service Co., Ltd.	96,700	897,743
	Mitsubishi Research Institute, Inc.	32,600	1,032,591
	Mitsui High-Tec, Inc.	139,000	854,753
#	Mitsumi Electric Co., Ltd.	405,400	1,883,064
#	MTI, Ltd.	168,800	1,173,016
#	Mutoh Holdings Co., Ltd.	126,000	260,369
	Nagano Keiki Co., Ltd.	5,500	31,534
#	Nakayo, Inc.	390,000	1,191,798
	NEC Networks & System Integration Corp.	136,600	2,120,991
#	NET One Systems Co., Ltd.	525,900	2,839,197

*	New Japan Radio Co., Ltd.	96,000	$367,432
	Nexyz Corp.	15,000	129,740
	Nichicon Corp.	324,600	2,259,184
	NIFTY Corp.	46,100	411,737
	Nihon Dempa Kogyo Co., Ltd.	102,700	695,943
#	Nihon Unisys, Ltd.	351,175	4,647,061
#	Nippon Ceramic Co., Ltd.	62,200	1,078,796
#	Nippon Chemi-Con Corp.	950,000	1,332,911
#	Nippon Kodoshi Corp.	25,000	189,228
	Nippon Signal Co., Ltd.	310,600	2,567,674
	Nippon Systemware Co., Ltd.	29,400	243,425
	Nohmi Bosai, Ltd.	132,600	2,007,779
	Noritsu Koki Co., Ltd.	76,800	473,885
	NS Solutions Corp.	131,800	2,585,276
	NSD Co., Ltd.	155,080	2,289,704
	Nuflare Technology, Inc.	18,500	819,988
#	Ohara, Inc.	47,600	222,155
#	Oizumi Corp.	28,500	122,801
#	Okaya Electric Industries Co., Ltd.	73,000	241,079
#	Oki Electric Industry Co., Ltd.	4,751,000	6,713,794
#	ONO Sokki Co., Ltd.	58,400	380,036
	Optex Co., Ltd.	63,900	2,037,914
#	Origin Electric Co., Ltd.	173,000	428,386
#	Osaki Electric Co., Ltd.	168,000	1,201,621
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	593,970
	PCA Corp.	2,500	31,384
	Poletowin Pitcrew Holdings, Inc.	18,300	154,382
	Riken Keiki Co., Ltd.	76,100	691,943
	Riso Kagaku Corp.	179,500	2,767,041
	Roland DG Corp.	49,900	973,617
	Ryoden Trading Co., Ltd.	174,000	1,020,533
	Ryosan Co., Ltd.	191,900	4,788,439
#	Ryoyo Electro Corp.	104,300	1,237,288
#	Sanken Electric Co., Ltd.	673,000	2,017,585
	Sanshin Electronics Co., Ltd.	149,900	1,182,689
	Satori Electric Co., Ltd.	85,880	555,918
	Saxa Holdings, Inc.	298,000	566,447
#	SCREEN Holdings Co., Ltd.	1,006,000	7,944,226
	Shibaura Electronics Co., Ltd.	26,200	382,879
#	Shibaura Mechatronics Corp.	200,000	402,550
	Shindengen Electric Manufacturing Co., Ltd.	433,000	1,466,698
#*	Shinkawa, Ltd.	57,300	232,829
	Shinko Electric Industries Co., Ltd.	437,900	2,461,612
	Shinko Shoji Co., Ltd.	121,700	1,173,569
	Shizuki Electric Co., Inc.	100,000	481,785
#	Siix Corp.	92,900	2,843,257
	SMK Corp.	360,000	1,848,578
#*	SMS Co., Ltd.	150,200	2,862,448
	Softbank Technology Corp.	29,000	386,018
*	Softbrain Co., Ltd.	161,300	229,361
	Softcreate Holdings Corp.	4,000	28,747
	Sourcenext Corp.	17,500	71,415
	SRA Holdings	47,500	1,092,047

#	Sumco Corp.	72,100	$452,689
#	Sumida Corp.	107,549	702,901
	Sun-Wa Technos Corp.	35,100	221,650
	Systena Corp.	116,600	1,982,279
	Tabuchi Electric Co., Ltd.	145,100	679,397
#	Tachibana Eletech Co., Ltd.	83,160	869,180
	Taiyo Yuden Co., Ltd.	642,700	6,267,698
	Tamura Corp.	447,000	1,187,478
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	290,066
	TKC Corp.	104,700	2,836,116
	Toko, Inc.	208,000	673,117
#	Tokyo Electron Device, Ltd.	37,200	498,826
	Tokyo Seimitsu Co., Ltd.	231,900	4,549,558
	Tomen Devices Corp.	2,400	37,559
#	Topcon Corp.	171,900	2,268,198
	Tose Co., Ltd.	22,100	138,291
#	Toshiba TEC Corp.	806,000	3,163,614
	Toukei Computer Co., Ltd.	22,710	400,603
	Towa Corp.	124,500	790,117
	Toyo Corp.	131,600	1,350,307
*	Transcosmos, Inc.	154,000	3,998,574
	UKC Holdings Corp.	64,900	1,286,937
	Ulvac, Inc.	252,600	8,255,643
#*	Uniden Holdings Corp.	366,000	412,540
#*	UT Group Co., Ltd.	189,500	884,094
	V Technology Co., Ltd.	5,100	233,528
#	Vitec Holdings Co., Ltd.	36,200	298,255
#	Wacom Co., Ltd.	920,300	3,898,838
	Wellnet Corp.	19,100	679,738
#	Y A C Co., Ltd.	31,000	238,168
#	Yamaichi Electronics Co., Ltd.	120,500	626,220
	Yashima Denki Co., Ltd.	25,600	125,206
	Yokowo Co., Ltd.	86,200	395,464
	Zappallas, Inc.	55,900	197,184
	Zuken, Inc.	64,400	678,338
Total Information Technology			309,305,793

Materials — (9.5%)
	Achilles Corp.	909,000	1,162,991
	ADEKA Corp.	523,000	7,619,266
	Agro-Kanesho Co., Ltd.	31,900	296,780
	Aichi Steel Corp.	654,000	2,556,661
#	Alconix Corp.	50,900	710,883
	Arakawa Chemical Industries, Ltd.	86,300	743,534
	Araya Industrial Co., Ltd.	268,000	302,251
#	Asahi Holdings, Inc.	155,550	2,093,506
	Asahi Organic Chemicals Industry Co., Ltd.	412,000	751,072
	Asahi Printing Co., Ltd.	800	15,490
	Asia Pile Holdings Corp.	15,700	56,923
	C Uyemura & Co., Ltd.	23,100	979,076
#	Carlit Holdings Co., Ltd.	71,700	316,295
#	Chuetsu Pulp & Paper Co., Ltd.	552,000	961,163
*	Chugai Mining Co., Ltd.	1,012,400	197,917

	Chugoku Marine Paints, Ltd.	345,000	$2,274,900
#	Dai Nippon Toryo Co., Ltd.	740,000	1,282,223
	Daido Steel Co., Ltd.	772,000	2,672,216
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	547,327
	Daiken Corp.	390,000	1,088,113
	Daiki Aluminium Industry Co., Ltd.	153,000	377,290
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	1,632,626
#	Daio Paper Corp.	497,300	4,187,135
#	DC Co., Ltd.	110,700	342,258
	Denka Co., Ltd.	1,753,000	7,207,162
#	DKS Co., Ltd.	207,000	603,291
#	Dowa Holdings Co., Ltd.	181,000	1,006,978
	Dynapac Co., Ltd.	25,000	59,106
	FP Corp.	148,000	6,324,687
#	Fuji Seal International, Inc.	132,100	4,677,293
	Fujikura Kasei Co., Ltd.	145,500	658,484
	Fujimi, Inc.	91,800	1,222,011
	Fujimori Kogyo Co., Ltd.	75,000	1,761,678
#	Fumakilla, Ltd.	78,000	459,054
#	Fuso Chemical Co., Ltd.	39,600	584,239
	Godo Steel, Ltd.	874,000	1,468,255
	Gun-Ei Chemical Industry Co., Ltd.	286,000	760,673
	Harima Chemicals Group, Inc.	73,300	350,179
#	Hodogaya Chemical Co., Ltd.	339,000	564,147
	Hokkan Holdings, Ltd.	275,000	757,431
	Hokko Chemical Industry Co., Ltd.	104,000	281,201
#	Hokuetsu Kishu Paper Co., Ltd.	857,799	5,104,542
	Honshu Chemical Industry Co., Ltd.	14,000	80,570
#	Ihara Chemical Industry Co., Ltd.	199,100	2,568,215
	Ise Chemicals Corp.	81,000	357,017
*	Ishihara Sangyo Kaisha, Ltd.	1,911,500	1,306,220
#	Ishizuka Glass Co., Ltd.	119,000	215,673
	Japan Pure Chemical Co., Ltd.	1,600	28,979
#	JCU Corp.	27,700	910,490
#	JSP Corp.	71,600	1,424,381
#	Kanto Denka Kogyo Co., Ltd.	250,000	1,781,721
	Katakura & Co-op Agri Corp.	39,000	79,816
	Kawakin Holdings Co., Ltd.	11,000	26,207
	Kimoto Co., Ltd.	228,000	346,166
	Koatsu Gas Kogyo Co., Ltd.	158,493	900,177
#	Kogi Corp.	55,000	78,203
	Kohsoku Corp.	60,200	466,160
	Konishi Co., Ltd.	179,400	2,235,286
	Krosaki Harima Corp.	270,000	602,137
#	Kureha Corp.	764,500	2,425,119
	Kurimoto, Ltd.	615,000	840,694
#	Kyoei Steel, Ltd.	106,200	1,594,076
#	Kyowa Leather Cloth Co., Ltd.	43,500	345,129
	Lintec Corp.	286,700	5,121,916
#	MEC Co., Ltd.	95,800	739,393
	Mitani Sekisan Co., Ltd.	24,000	328,552
*	Mitsubishi Paper Mills, Ltd.	1,679,000	1,193,540
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,373,028

#	Mitsui Mining & Smelting Co., Ltd.	3,627,000	$5,786,041
#	MORESCO Corp.	39,700	470,110
	Mory Industries, Inc.	152,000	410,643
*	Nakayama Steel Works, Ltd.	845,000	525,305
	Neturen Co., Ltd.	166,900	1,131,684
#*	New Japan Chemical Co., Ltd.	182,300	222,897
	Nichia Steel Works, Ltd.	164,900	355,789
	Nihon Kagaku Sangyo Co., Ltd.	71,000	499,281
#	Nihon Nohyaku Co., Ltd.	260,400	1,318,949
	Nihon Parkerizing Co., Ltd.	553,500	5,006,267
	Nihon Yamamura Glass Co., Ltd.	489,000	721,377
	Nippon Carbide Industries Co., Inc.	434,000	493,326
	Nippon Chemical Industrial Co., Ltd.	477,000	882,993
#	Nippon Chutetsukan K.K.	103,000	125,319
#	Nippon Concrete Industries Co., Ltd.	203,100	477,696
	Nippon Denko Co., Ltd.	673,414	1,076,140
	Nippon Fine Chemical Co., Ltd.	81,000	553,598
#	Nippon Kasei Chemical Co., Ltd.	192,000	192,977
#	Nippon Kayaku Co., Ltd.	540,000	5,451,261
#*	Nippon Kinzoku Co., Ltd.	293,000	262,935
#	Nippon Koshuha Steel Co., Ltd.	460,000	310,360
#	Nippon Light Metal Holdings Co., Ltd.	3,065,900	5,035,267
#	Nippon Paper Industries Co., Ltd.	288,100	5,124,354
	Nippon Pillar Packing Co., Ltd.	116,800	1,015,605
	Nippon Soda Co., Ltd.	827,000	4,152,848
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	287,000	1,819,308
	Nippon Valqua Industries, Ltd.	489,000	1,280,412
#*	Nippon Yakin Kogyo Co., Ltd.	831,300	967,159
	Nisshin Steel Co., Ltd.	582,592	6,791,224
#	Nitta Gelatin, Inc.	37,900	247,042
	Nittetsu Mining Co., Ltd.	344,000	1,283,935
#	Nitto FC Co., Ltd.	63,800	500,780
	NOF Corp.	870,000	6,162,231
#	Okamoto Industries, Inc.	405,000	3,408,866
	Okura Industrial Co., Ltd.	284,000	737,837
	Osaka Organic Chemical Industry, Ltd.	66,000	354,438
	Osaka Soda Co., Ltd.	424,000	1,547,542
	Osaka Steel Co., Ltd.	83,300	1,361,886
#	OSAKA Titanium Technologies Co., Ltd.	113,100	1,534,696
#*	Pacific Metals Co., Ltd.	924,000	2,700,820
	Pack Corp. (The)	79,600	1,912,352
#*	Rasa Industries, Ltd.	480,000	469,147
#	Rengo Co., Ltd.	1,261,000	6,362,907
	Riken Technos Corp.	212,600	732,803
	Sakai Chemical Industry Co., Ltd.	570,000	1,561,544
	Sakata INX Corp.	235,200	2,563,872
	Sanyo Chemical Industries, Ltd.	349,000	2,463,141
	Sanyo Special Steel Co., Ltd.	650,300	2,961,906
	Sekisui Plastics Co., Ltd.	268,000	811,227
	Shikoku Chemicals Corp.	225,000	1,955,477
	Shin-Etsu Polymer Co., Ltd.	190,300	1,020,248
	Shinagawa Refractories Co., Ltd.	250,000	446,658
#	Shinko Wire Co., Ltd.	184,000	238,282

#	Showa Denko KK	4,865,000	$5,018,988
	Stella Chemifa Corp.	54,300	1,155,870
	Sumitomo Bakelite Co., Ltd.	1,163,000	4,551,546
	Sumitomo Osaka Cement Co., Ltd.	2,493,000	9,792,693
	Sumitomo Seika Chemicals Co., Ltd.	279,000	1,378,012
#	T Hasegawa Co., Ltd.	130,600	1,979,790
#	T&K Toka Co., Ltd.	78,800	666,415
	Taisei Lamick Co., Ltd.	28,800	751,058
	Taiyo Holdings Co., Ltd.	102,100	3,446,242
	Takasago International Corp.	87,200	1,951,970
	Takiron Co., Ltd.	295,000	1,462,618
*	Tanaka Chemical Corp.	7,700	52,365
#	Tayca Corp.	164,000	771,228
	Tenma Corp.	79,600	1,303,133
	Toagosei Co., Ltd.	658,000	5,475,347
#	Toda Kogyo Corp.	219,000	618,398
	Toho Titanium Co., Ltd.	7,600	54,795
#	Toho Zinc Co., Ltd.	800,000	2,018,776
	Tokai Carbon Co., Ltd.	1,289,000	3,055,890
#	Tokushu Tokai Paper Co., Ltd.	564,580	1,827,159
#*	Tokuyama Corp.	2,159,000	3,334,176
	Tokyo Ohka Kogyo Co., Ltd.	149,200	3,730,509
#	Tokyo Rope Manufacturing Co., Ltd.	688,000	995,317
#	Tokyo Steel Manufacturing Co., Ltd.	652,000	3,877,728
	Tokyo Tekko Co., Ltd.	251,000	845,747
#	Tomoegawa Co., Ltd.	125,000	217,168
#	Tomoku Co., Ltd.	335,000	824,082
	Topy Industries, Ltd.	1,142,000	2,250,598
#	Toyo Ink SC Holdings Co., Ltd.	1,157,000	4,633,908
	Toyo Kohan Co., Ltd.	286,000	859,264
	Toyobo Co., Ltd.	5,688,000	8,533,554
	TYK Corp.	138,000	214,467
#	UACJ Corp.	1,486,415	3,012,109
	Ube Industries, Ltd.	5,257,000	9,293,109
	Wood One Co., Ltd.	164,000	363,857
	Yamato Kogyo Co., Ltd.	134,800	2,920,606
	Yodogawa Steel Works, Ltd.	144,700	3,069,882
	Yotai Refractories Co., Ltd.	8,000	20,605
	Yuki Gosei Kogyo Co., Ltd.	64,000	140,416
	Yushiro Chemical Industry Co., Ltd.	61,400	716,790
	Zeon Corp.	327,000	2,112,041
Total Materials			289,486,160

Telecommunication Services — (0.0%)
#	Okinawa Cellular Telephone Co.	43,200	1,207,116

Utilities — (0.5%)
	Hiroshima Gas Co., Ltd.	30,000	102,226
*	Hokkaido Electric Power Co., Inc.	352,300	2,951,436
#	Hokkaido Gas Co., Ltd.	273,000	676,977
	Hokuriku Gas Co., Ltd.	99,000	241,923
	K&O Energy Group, Inc.	75,300	929,777
#	Okinawa Electric Power Co., Inc. (The)	140,956	3,792,465

Saibu Gas Co., Ltd.	1,831,000	$4,227,812
Shizuoka Gas Co., Ltd.	298,400	1,997,653
Toell Co., Ltd.	6,700	49,454
# West Holdings Corp.	96,800	597,561
Total Utilities		15,567,284

TOTAL COMMON STOCKS		2,554,912,820

SECURITIES LENDING COLLATERAL — (15.9%)
§@ DFA Short Term Investment Fund	41,800,886	483,636,254

TOTAL INVESTMENTS — (100.0%) (Cost $2,897,648,022)^^		$3,038,549,074

Summary of the Series' investments as of March 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$532,110,720	—	$532,110,720
Consumer Staples	—	261,043,880	—	261,043,880
Energy	—	24,037,008	—	24,037,008
Financials	—	282,939,425	—	282,939,425
Health Care	—	120,011,299	—	120,011,299
Industrials	—	719,204,135	—	719,204,135
Information Technology	—	309,305,793	—	309,305,793
Materials	—	289,486,160	—	289,486,160
Telecommunication Services	—	1,207,116	—	1,207,116
Utilities	—	15,567,284	—	15,567,284
Securities Lending Collateral	—	483,636,254	—	483,636,254
TOTAL	—	$3,038,549,074	—	$3,038,549,074

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (96.6%)
Consumer Discretionary — (25.3%)
	4imprint Group P.L.C.	95,741	$1,734,414
	888 Holdings P.L.C.	891,140	2,716,172
	AA P.L.C.	503,363	1,910,517
	B&M European Value Retail SA	743,698	2,833,099
	Barratt Developments P.L.C.	248,182	1,992,405
	Bellway P.L.C.	634,613	23,871,726
	Berkeley Group Holdings P.L.C.	521,771	24,058,271
	Bloomsbury Publishing P.L.C.	274,093	579,520
	Bovis Homes Group P.L.C.	738,776	9,863,492
	Card Factory P.L.C.	133,300	625,788
*	Carpetright P.L.C.	82,608	406,179
	Centaur Media P.L.C.	537,905	406,956
	Cineworld Group P.L.C.	1,171,913	9,028,930
	Connect Group P.L.C.	1,236,319	2,807,494
	Crest Nicholson Holdings P.L.C.	751,712	6,060,055
	Creston P.L.C.	22,394	34,088
	Daily Mail & General Trust P.L.C.	1,271,481	12,686,165
	Darty P.L.C.	1,332,051	2,506,651
	Debenhams P.L.C.	6,544,475	7,061,288
	Dignity P.L.C.	249,726	8,873,971
	Domino's Pizza Group P.L.C.	845,611	12,236,794
	Dunelm Group P.L.C.	358,865	4,700,367
*	Enterprise Inns P.L.C.	2,861,188	3,917,693
	Entertainment One, Ltd.	525,999	1,145,811
	Euromoney Institutional Investor P.L.C.	282,895	3,822,424
*	Findel P.L.C.	303,005	819,701
*	Forminster P.L.C.	43,333	—
	Fuller Smith & Turner P.L.C. Class A	134,418	1,986,849
*	Future P.L.C.	1,301,863	175,342
	Games Workshop Group P.L.C.	98,402	691,889
	Greene King P.L.C.	1,786,209	22,328,730
	GVC Holdings P.L.C.	655,163	4,747,527
	Halfords Group P.L.C.	1,080,557	6,127,162
	Headlam Group P.L.C.	375,573	2,786,488
	Henry Boot P.L.C.	417,992	1,354,287
	Home Retail Group P.L.C.	3,986,671	9,486,691
*	Hornby P.L.C.	50,434	25,281
	Howden Joinery Group P.L.C.	3,165,528	21,727,362
	Huntsworth P.L.C.	938,084	545,362
	Inchcape P.L.C.	2,190,976	22,724,362
	Informa P.L.C.	3,309,192	32,931,826
	ITE Group P.L.C.	1,336,279	2,814,287
#	J D Wetherspoon P.L.C.	459,179	4,637,486
	JD Sports Fashion P.L.C.	465,078	7,527,719
	John Menzies P.L.C.	283,192	1,927,447
*	Johnston Press P.L.C.	20,800	12,229
	Ladbrokes P.L.C.	5,357,119	8,957,531
	Laura Ashley Holdings P.L.C.	1,465,488	525,389
	Lookers P.L.C.	1,889,052	4,293,909
	Marston's P.L.C.	3,319,120	7,236,118
	Millennium & Copthorne Hotels P.L.C.	1,000,376	5,980,151

	Mitchells & Butlers P.L.C.	1,003,645	$4,005,993
	MJ Gleeson P.L.C.	189,171	1,653,066
*	Mothercare P.L.C.	596,178	1,559,609
	N Brown Group P.L.C.	869,150	4,075,665
#*	Ocado Group P.L.C.	2,072,450	8,620,581
	Paddy Power Betfair P.L.C.	121,203	16,858,934
	Pendragon P.L.C.	5,409,636	2,833,933
	Pets at Home Group P.L.C.	663,071	2,563,003
	Photo-Me International P.L.C.	726,813	1,848,002
	Poundland Group P.L.C.	548,303	1,227,198
*	Punch Taverns P.L.C.	133,442	179,893
	Rank Group P.L.C.	312,111	1,135,837
	Redrow P.L.C.	1,390,578	8,019,294
	Restaurant Group P.L.C. (The)	977,184	5,500,495
*	Sportech P.L.C.	371,065	351,432
	SSP Group P.L.C.	351,414	1,461,744
	STV Group P.L.C.	4,868	29,565
	SuperGroup P.L.C.	239,090	4,872,501
	Taylor Wimpey P.L.C.	1,288,105	3,510,556
	Ted Baker P.L.C.	149,410	5,843,642
*	Thomas Cook Group P.L.C.	6,943,222	9,246,560
	Topps Tiles P.L.C.	894,537	1,886,189
#	Tribal Group P.L.C.	151,222	110,396
	Trinity Mirror P.L.C.	1,631,721	3,078,538
	UBM P.L.C.	2,115,221	18,224,999
	Vitec Group P.L.C. (The)	159,205	1,305,276
	WH Smith P.L.C.	680,498	17,726,378
	William Hill P.L.C.	4,105,574	19,208,700
	Wilmington P.L.C.	334,384	1,240,241
	Wireless Group P.L.C.	322,510	889,858
Total Consumer Discretionary			467,319,473

Consumer Staples — (5.6%)
	A.G.BARR P.L.C.	417,894	3,169,799
	Anglo-Eastern Plantations P.L.C.	104,452	828,959
	Booker Group P.L.C.	7,505,064	18,551,001
	Britvic P.L.C.	1,120,971	11,424,374
	Cranswick P.L.C.	263,709	8,064,808
	Dairy Crest Group P.L.C.	743,682	6,595,350
	Devro P.L.C.	930,843	3,929,429
	Greencore Group P.L.C.	2,050,312	11,023,343
	Greggs P.L.C.	539,599	8,419,205
	Hilton Food Group P.L.C.	24,794	178,644
	McBride P.L.C.	860,692	2,007,642
	McColl's Retail Group P.L.C.	6,083	14,297
*	Premier Foods P.L.C.	3,975,693	3,249,615
#	PZ Cussons P.L.C.	1,342,993	5,822,915
#	REA Holdings P.L.C.	50,639	214,502
	Stock Spirits Group P.L.C.	406,602	855,542

	Tate & Lyle P.L.C.	2,291,490	$18,991,957
Total Consumer Staples			103,341,382

Energy — (4.0%)
#	Afren P.L.C.	5,446,344	1,635
	Amec Foster Wheeler P.L.C.	1,933,881	12,478,021
	Anglo Pacific Group P.L.C.	578,701	603,465
*	Cairn Energy P.L.C.	2,703,186	7,743,179
#*	EnQuest P.L.C.	3,485,836	1,193,597
	Fortune Oil CVR	6,238,485	8,064
	Gulf Marine Services P.L.C.	31,549	29,710
	Hunting P.L.C.	662,594	3,034,417
	James Fisher & Sons P.L.C.	238,889	4,523,751
	John Wood Group P.L.C.	1,820,460	16,031,373
*	Lamprell P.L.C.	1,281,770	1,684,721
*	Ophir Energy P.L.C.	2,112,880	2,331,925
	Petrofac, Ltd.	1,141,776	15,068,418
*	Premier Oil P.L.C.	2,461,246	1,558,053
	Soco International P.L.C.	966,138	2,199,814
	Stobart Group, Ltd.	764,861	1,154,671
*	Tullow Oil P.L.C.	1,368,395	3,848,657
Total Energy			73,493,471

Financials — (14.8%)
	Aberdeen Asset Management P.L.C.	1,062,735	4,218,590
	Arrow Global Group P.L.C.	338,901	1,216,998
#	Ashmore Group P.L.C.	1,737,896	7,162,620
	Beazley P.L.C.	2,740,810	14,122,884
	BGEO Group P.L.C.	150,919	4,394,523
	Brewin Dolphin Holdings P.L.C.	1,498,699	5,584,849
	Capital & Counties Properties P.L.C.	1,418,274	6,709,725
	Charles Stanley Group P.L.C.	122,025	461,736
	Charles Taylor P.L.C.	192,071	773,324
	Chesnara P.L.C.	585,048	2,763,548
	Close Brothers Group P.L.C.	722,784	13,074,136
*	CLS Holdings P.L.C.	1,848	40,440
	Countrywide P.L.C.	594,599	3,293,659
	Daejan Holdings P.L.C.	32,365	2,682,633
	esure Group P.L.C.	765,656	3,012,293
	Foxtons Group P.L.C.	666,089	1,553,189
	Grainger P.L.C.	318,386	1,033,301
#	Hansard Global P.L.C.	16,468	25,068
*	Harworth Group P.L.C.	306,801	51,265
	Helical Bar P.L.C.	630,825	3,499,136
	Henderson Group P.L.C.	5,474,341	20,249,986
	Hiscox, Ltd.	1,480,745	20,576,532
	ICAP P.L.C.	2,606,844	17,730,409
	IG Group Holdings P.L.C.	1,792,534	20,561,726
*	Industrial & Commercial Holdings P.L.C.	5,000	—
	Intermediate Capital Group P.L.C.	892,499	7,921,271
	International Personal Finance P.L.C.	724,581	3,031,712
*	IP Group P.L.C.	1,406,086	3,544,960

	Jardine Lloyd Thompson Group P.L.C.	619,442	$7,495,956
	Jupiter Fund Management P.L.C.	1,855,025	10,881,685
	Just Retirement Group P.L.C.	167,711	380,086
	Lancashire Holdings, Ltd.	1,084,204	8,572,111
	LSL Property Services P.L.C.	326,133	1,339,772
	Man Group P.L.C.	7,936,721	17,347,096
	Novae Group P.L.C.	310,612	3,919,340
	OneSavings Bank P.L.C.	86,006	410,923
	Paragon Group of Cos. P.L.C. (The)	432,309	2,000,826
	Partnership Assurance Group P.L.C.	11,106	20,653
	Phoenix Group Holdings	1,073,440	14,518,181
	Rathbone Brothers P.L.C.	169,462	5,135,275
*	Raven Russia, Ltd.	1,086,511	462,236
	S&U P.L.C.	20,417	641,398
	Saga P.L.C.	370,956	1,054,516
	Savills P.L.C.	686,012	7,463,059
	St. Modwen Properties P.L.C.	1,015,579	4,400,478
	Tullett Prebon P.L.C.	1,214,381	6,136,135
	U & I Group P.L.C.	624,657	1,670,585
	UNITE Group P.L.C. (The)	1,189,599	10,854,315
	Virgin Money Holdings UK P.L.C.	146,135	774,075
*	Waterloo Investment Holdings, Ltd.	5,979	601
Total Financials			274,769,815

Health Care — (2.8%)
#*	Alizyme P.L.C.	660,805	—
	Bioquell P.L.C.	90,893	208,181
#*	BTG P.L.C.	1,430,962	12,754,918
	Cambian Group P.L.C.	63,163	55,661
#*	Circassia Pharmaceuticals P.L.C.	120,276	466,667
	Consort Medical P.L.C.	238,317	3,676,351
	Dechra Pharmaceuticals P.L.C.	428,975	7,421,750
	Genus P.L.C.	291,166	6,382,652
	Indivior P.L.C.	1,754,744	4,103,677
*	Skyepharma P.L.C.	322,164	2,068,171
	Spire Healthcare Group P.L.C.	158,247	814,901
	UDG Healthcare P.L.C.	1,186,662	9,942,479
#*	Vectura Group P.L.C.	1,990,316	4,644,425
Total Health Care			52,539,833

Industrials — (23.3%)
	Aggreko P.L.C.	368,546	5,691,315
	Air Partner P.L.C.	40,969	226,005
	Alumasc Group P.L.C. (The)	120,110	304,493
	Avon Rubber P.L.C.	101,804	1,177,540
*	Balfour Beatty P.L.C.	3,549,781	12,986,288
	BBA Aviation P.L.C.	5,623,297	16,164,364
	Berendsen P.L.C.	823,219	14,199,347
	Bodycote P.L.C.	1,121,708	9,700,463
	Braemar Shipping Services P.L.C.	84,411	540,873
#	Brammer P.L.C.	618,328	1,546,128
	Cape P.L.C.	655,560	2,116,547

#	Carillion P.L.C.	2,306,484	$9,736,702
	Carr's Group P.L.C.	343,111	768,636
	Castings P.L.C.	157,187	1,165,446
	Chemring Group P.L.C.	1,639,093	3,128,288
#	Clarkson P.L.C.	68,206	2,168,158
	Cobham P.L.C.	5,276,532	16,431,284
	Communisis P.L.C.	1,025,909	699,287
	Costain Group P.L.C.	408,045	2,077,856
	DCC P.L.C.	151,417	13,353,898
	De La Rue P.L.C.	512,292	3,284,475
#	Dialight P.L.C.	103,553	848,092
	Diploma P.L.C.	579,262	6,156,851
	Fenner P.L.C.	1,016,768	1,980,301
*	Firstgroup P.L.C.	5,943,374	8,237,503
*	Flybe Group P.L.C.	320,823	293,232
	G4S P.L.C.	203,377	554,967
	Galliford Try P.L.C.	390,438	8,033,259
	Go-Ahead Group P.L.C.	220,066	8,329,057
	Goodwin P.L.C.	383	10,916
	Grafton Group P.L.C.	951,619	9,857,453
	Harvey Nash Group P.L.C.	46,693	50,663
	Hays P.L.C.	6,566,676	11,399,402
	Hogg Robinson Group P.L.C.	134,014	119,148
	HomeServe P.L.C.	1,369,369	8,472,022
	IMI P.L.C.	973,182	13,292,467
	Interserve P.L.C.	758,481	4,725,724
	Keller Group P.L.C.	371,761	4,591,952
	Kier Group P.L.C.	430,156	7,921,139
	Lavendon Group P.L.C.	812,054	1,556,030
	Management Consulting Group P.L.C.	1,467,589	315,857
	Mears Group P.L.C.	544,440	3,272,427
	Meggitt P.L.C.	1,757,056	10,242,930
	Melrose Industries P.L.C.	753,040	3,852,202
	Michael Page International P.L.C.	1,368,971	8,372,713
	Mitie Group P.L.C.	1,849,555	6,823,896
	Morgan Advanced Materials P.L.C.	1,484,937	4,846,397
	Morgan Sindall Group P.L.C.	191,927	2,232,414
	National Express Group P.L.C.	2,195,042	10,817,525
	Norcros P.L.C.	27,976	66,475
	Northgate P.L.C.	696,607	4,033,254
	PayPoint P.L.C.	246,900	2,651,114
	Polypipe Group P.L.C.	97,013	445,993
	QinetiQ Group P.L.C.	3,243,810	10,607,135
	Regus P.L.C.	3,349,423	15,202,766
*	Renold P.L.C.	193,435	92,884
	Rentokil Initial P.L.C.	8,861,710	22,472,007
	Ricardo P.L.C.	271,798	3,261,500
	Robert Walters P.L.C.	381,498	1,694,311
	Rotork P.L.C.	3,621,656	9,494,762
	RPS Group P.L.C.	1,222,251	3,631,244
	Senior P.L.C.	2,105,362	6,892,817
*	Serco Group P.L.C.	341,883	503,010
	Severfield P.L.C.	1,262,597	993,954

	Shanks Group P.L.C.	2,388,845	$2,839,229
	SIG P.L.C.	3,113,733	6,519,476
	Speedy Hire P.L.C.	2,785,594	1,557,858
	Spirax-Sarco Engineering P.L.C.	355,118	18,539,384
	St. Ives P.L.C.	654,912	2,130,637
	Stagecoach Group P.L.C.	2,052,864	7,418,256
	Sthree P.L.C.	407,731	1,836,254
	T Clarke P.L.C.	147,457	185,633
	Tarsus Group P.L.C.	207,820	744,075
	Trifast P.L.C.	447,201	814,509
	Tyman P.L.C.	99,395	424,905
#	UK Mail Group P.L.C.	189,686	787,115
	Ultra Electronics Holdings P.L.C.	365,324	9,448,142
	Vesuvius P.L.C.	1,374,189	6,545,693
*	Volex P.L.C.	307,047	168,178
	Vp P.L.C.	160,962	1,519,821
	Weir Group P.L.C. (The)	570,171	9,059,442
*	Wincanton P.L.C.	612,048	1,473,464
	WS Atkins P.L.C.	502,623	9,867,825
	XP Power, Ltd.	74,988	1,723,554
Total Industrials			430,320,608

Information Technology — (9.4%)
	Acal P.L.C.	202,289	708,215
	AVEVA Group P.L.C.	322,264	7,283,101
	Computacenter P.L.C.	389,033	4,681,358
	E2V Technologies P.L.C.	798,868	2,462,442
	Electrocomponents P.L.C.	2,369,706	8,190,583
	Fidessa Group P.L.C.	165,170	5,770,118
	Halma P.L.C.	1,951,180	25,504,030
#*	Imagination Technologies Group P.L.C.	1,293,437	3,508,824
	Laird P.L.C.	1,454,587	7,939,927
	Micro Focus International P.L.C.	637,349	14,350,598
	Moneysupermarket.com Group P.L.C.	2,068,485	9,427,623
	NCC Group P.L.C.	745,824	2,681,496
	Oxford Instruments P.L.C.	210,872	2,026,931
	Playtech P.L.C.	960,141	11,951,128
	Premier Farnell P.L.C.	1,770,342	2,872,991
	Renishaw P.L.C.	171,571	4,514,802
	Rightmove P.L.C.	477,301	28,822,521
	RM P.L.C.	318,504	608,248
	SDL P.L.C.	388,032	2,299,858
	Sepura P.L.C.	322,176	907,149
	Spectris P.L.C.	573,376	15,133,589
	Spirent Communications P.L.C.	2,870,632	3,624,104
	TT Electronics P.L.C.	828,017	1,768,104
	Xaar P.L.C.	369,039	2,578,345
	Xchanging P.L.C.	1,317,646	3,620,342

Zoopla Property Group P.L.C.	64,119	$230,544
Total Information Technology		173,466,971

Materials — (7.8%)
Acacia Mining P.L.C.	742,130	2,989,314
British Polythene Industries P.L.C.	135,206	1,364,288
Carclo P.L.C.	213,640	389,257
Centamin P.L.C.	5,778,809	7,325,603
Croda International P.L.C.	447,752	19,496,343
DS Smith P.L.C.	4,938,232	28,890,329
Elementis P.L.C.	2,231,940	7,665,011
Essentra P.L.C.	1,251,793	14,861,815
* Evraz P.L.C.	1,345,685	1,735,205
Ferrexpo P.L.C.	945,143	377,449
Gem Diamonds, Ltd.	546,319	864,527
Hill & Smith Holdings P.L.C.	414,294	5,368,823
* Hochschild Mining P.L.C.	1,108,539	1,462,422
#* KAZ Minerals P.L.C.	1,271,344	3,098,982
Low & Bonar P.L.C.	1,119,286	997,141
Marshalls P.L.C.	987,153	5,041,666
Petra Diamonds, Ltd.	1,823,810	2,759,033
#* Petropavlovsk P.L.C.	14,546,334	1,492,933
Rexam P.L.C.	504,076	4,582,089
RPC Group P.L.C.	1,506,799	16,412,948
Synthomer P.L.C.	1,277,033	6,680,212
# Vedanta Resources P.L.C.	424,917	2,087,045
Victrex P.L.C.	371,614	8,781,300
Zotefoams P.L.C.	93,537	389,908
Total Materials		145,113,643

Telecommunication Services — (1.8%)
Cable & Wireless Communications P.L.C.	17,713,479	19,540,929
KCOM Group P.L.C.	3,019,429	4,655,592
# TalkTalk Telecom Group P.L.C.	2,586,447	8,812,601
Total Telecommunication Services		33,009,122

Utilities — (1.8%)
Dee Valley Group P.L.C.	12,109	233,538
# Drax Group P.L.C.	2,006,082	7,829,432
Pennon Group P.L.C.	1,817,348	21,135,390
# Telecom Plus P.L.C.	275,149	3,636,167
Total Utilities		32,834,527

TOTAL COMMON STOCKS		1,786,208,845

SECURITIES LENDING COLLATERAL — (3.4%)
§@ DFA Short Term Investment Fund	5,468,075	63,265,626
TOTAL INVESTMENTS — (100.0%) (Cost $1,548,366,976)^^		$1,849,474,471

Summary of the Series' investments as of March 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$467,319,473	—	$467,319,473
Consumer Staples	—	103,341,382	—	103,341,382
Energy	—	73,493,471	—	73,493,471
Financials	—	274,769,815	—	274,769,815
Health Care	—	52,539,833	—	52,539,833
Industrials	—	430,320,608	—	430,320,608
Information Technology	—	173,466,971	—	173,466,971
Materials	—	145,113,643	—	145,113,643
Telecommunication Services	—	33,009,122	—	33,009,122
Utilities	$233,538	32,600,989	—	32,834,527
Securities Lending Collateral	—	63,265,626	—	63,265,626
TOTAL	$233,538	$1,849,240,933	—	$1,849,474,471

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (80.4%)
AUSTRALIA — (42.8%)
*	AAT Corp., Ltd.	99	$—
#	Acrux, Ltd.	660,428	306,187
	Adelaide Brighton, Ltd.	3,668,074	14,237,218
*	Aditya Birla Minerals, Ltd.	630,320	95,201
*	AED Oil, Ltd.	363,401	—
#	Ainsworth Game Technology, Ltd.	784,170	1,400,990
#*	AJ Lucas Group, Ltd.	152,343	25,723
#*	Alkane Resources, Ltd.	1,219,715	196,044
#	ALS, Ltd.	1,315,878	4,021,673
#	Altium, Ltd.	222,654	1,005,854
*	Altona Mining, Ltd.	1,108,169	79,271
#	Alumina, Ltd.	8,122,355	8,080,160
	AMA Group, Ltd.	50,902	34,380
	Ansell, Ltd.	542,529	7,170,818
*	Antares Energy, Ltd.	199,346	21,928
#	AP Eagers, Ltd.	234,655	1,753,909
#*	APN News & Media, Ltd.	4,904,331	2,439,098
#*	Aquarius Platinum, Ltd.	4,962,517	947,760
#	ARB Corp., Ltd.	472,048	5,430,587
	Ardent Leisure Group	188,082	329,205
#	Aristocrat Leisure, Ltd.	1,000,537	7,892,747
#*	Arrium, Ltd.	17,951,296	303,503
#	Asaleo Care, Ltd.	92,522	128,878
*	ASG Group, Ltd.	898,212	763,027
*	Atlantic, Ltd.	21,276	535
*	Atlas Iron, Ltd.	4,541,089	82,945
#	AUB Group, Ltd.	255,206	1,607,762
#*	Ausdrill, Ltd.	1,723,145	638,225
#*	Ausenco, Ltd.	448,418	82,850
#	Austal, Ltd.	1,148,615	1,380,306
*	Austin Engineering, Ltd.	376,999	46,445
#*	Australian Agricultural Co., Ltd.	2,385,475	2,373,505
	Australian Pharmaceutical Industries, Ltd.	2,403,274	3,595,552
*	Australian Vintage, Ltd.	3,979,004	1,646,804
	Auswide Bank, Ltd.	91,436	354,288
#	Automotive Holdings Group, Ltd.	1,464,387	4,592,013
*	Avanco Resources, Ltd.	2,444,368	144,105
	Aveo Group	567,202	1,454,505
	AVJennings, Ltd.	7,051,385	2,917,754
#*	AWE, Ltd.	3,356,993	1,743,910
#*	Bandanna Energy, Ltd.	337,935	4,080
#	Bank of Queensland, Ltd.	655,076	6,073,717
	Beach Energy, Ltd.	13,448,071	6,765,713
#	Beadell Resources, Ltd.	2,424,377	514,097
#	Bega Cheese, Ltd.	514,153	2,321,444
#	Bellamy's Australia, Ltd.	146,253	1,158,889
#	Bendigo and Adelaide Bank, Ltd.	493,482	3,349,041
	BigAir Group, Ltd.	23,037	11,722
#*	Billabong International, Ltd.	756,968	1,067,581
#	Blackmores, Ltd.	81,784	11,102,541
	Blue Sky Alternative Investments, Ltd.	7,266	40,938

	BlueScope Steel, Ltd.	2,315,186	$10,949,060
#*	Boart Longyear, Ltd.	2,658,836	180,424
*	Boom Logistics, Ltd.	986,820	58,369
	Boral, Ltd.	1,997,872	9,450,064
#*	Bradken, Ltd.	1,242,062	575,224
#	Breville Group, Ltd.	765,489	4,585,333
	Brickworks, Ltd.	228,958	2,778,225
*	Broadspectrum, Ltd.	3,089,111	2,802,183
#	BT Investment Management, Ltd.	580,053	4,306,846
#*	Buccaneer Energy, Ltd.	3,283,586	3,285
#	Burson Group, Ltd.	174,500	615,975
#*	Buru Energy, Ltd.	316,943	51,054
#	Cabcharge Australia, Ltd.	863,423	2,143,018
*	Cape Lambert Resources, Ltd.	726,958	12,781
	Capilano Honey, Ltd.	1,372	21,314
	Capitol Health, Ltd.	164,543	14,495
*	Capral, Ltd.	58,499	5,366
#	Cardno, Ltd.	817,602	697,737
*	Carnarvon Petroleum, Ltd.	5,095,141	312,572
*	Carnegie Wave Energy, Ltd.	563,165	17,253
#	carsales.com, Ltd.	1,702,940	15,331,418
#	Cash Converters International, Ltd.	2,245,870	920,413
*	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	323,002	1,125,281
	Challenger, Ltd.	1,370,457	8,794,638
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
	Cleanaway Waste Management, Ltd.	10,319,019	6,078,182
#*	Clinuvel Pharmaceuticals, Ltd.	46,902	151,184
	Cochlear, Ltd.	10,800	844,750
	Codan, Ltd.	400,153	234,907
#	Collection House, Ltd.	2,021,422	1,475,377
#	Collins Foods, Ltd.	289,927	936,106
*	Cooper Energy, Ltd.	336,842	62,076
#	Corporate Travel Management, Ltd.	215,271	2,211,659
	Coventry Group, Ltd.	129,745	113,939
#	Cover-More Group, Ltd.	285,679	339,514
#	Credit Corp. Group, Ltd.	112,480	892,366
#	CSG, Ltd.	848,751	807,470
	CSR, Ltd.	3,350,138	8,452,358
#*	Cudeco, Ltd.	387,893	237,872
*	Cue Energy Resources, Ltd.	1,378,665	64,343
	Data#3, Ltd.	556,711	476,895
	Decmil Group, Ltd.	867,988	511,734
*	Devine, Ltd.	425,098	169,541
#*	Dick Smith Holdings, Ltd.	91,564	—
#	Domino's Pizza Enterprises, Ltd.	286,872	12,626,809
	Downer EDI, Ltd.	2,910,872	8,564,474
	DuluxGroup, Ltd.	3,101,823	14,908,277
#	DWS, Ltd.	395,621	340,095
#*	Elders, Ltd.	289,035	867,720
*	Emeco Holdings, Ltd.	2,411,452	53,599
#*	Energy Resources of Australia, Ltd.	1,156,799	309,582
#*	Energy World Corp., Ltd.	4,185,404	769,356

*	Enero Group, Ltd.	12,387	$10,767
	EQT Holdings, Ltd.	21,077	215,572
#	ERM Power, Ltd.	783,474	859,087
	Ethane Pipeline Income Fund	190,260	274,101
	Euroz, Ltd.	101,762	56,933
	Event Hospitality and Entertainment, Ltd.	466,519	5,441,252
#	Evolution Mining, Ltd.	3,866,425	4,448,327
	Fairfax Media, Ltd.	14,257,034	9,382,896
	Fantastic Holdings, Ltd.	326,291	467,936
*	FAR, Ltd.	4,929,255	380,350
	Finbar Group, Ltd.	154,390	107,635
#*	Fleetwood Corp., Ltd.	394,575	380,721
#	FlexiGroup, Ltd.	900,367	1,707,819
#	Flight Centre Travel Group, Ltd.	129,605	4,292,630
#*	Focus Minerals, Ltd.	22,731	5,900
#	G8 Education, Ltd.	1,009,696	2,915,589
	Gazal Corp., Ltd.	22,520	39,298
	GBST Holdings, Ltd.	12,563	43,674
	Genworth Mortgage Insurance Australia, Ltd.	219,941	418,794
*	Global Construction Services, Ltd.	4,832	1,747
	GrainCorp, Ltd. Class A	1,251,687	7,225,146
	Grange Resources, Ltd.	1,724,297	112,461
#	Greencross, Ltd.	142,588	817,553
#	GUD Holdings, Ltd.	811,568	4,322,071
#	GWA Group, Ltd.	1,861,904	3,223,150
	Hansen Technologies, Ltd.	117,366	341,361
#	Harvey Norman Holdings, Ltd.	1,282,453	4,613,477
	Healthscope, Ltd.	2,272,451	4,624,007
	HFA Holdings, Ltd.	310,766	578,629
*	Hillgrove Resources, Ltd.	163,217	6,871
	Hills, Ltd.	1,277,876	195,615
*	Horizon Oil, Ltd.	6,691,326	378,158
*	IDM International, Ltd.	23,969	—
#	Iluka Resources, Ltd.	1,020,267	5,115,527
*	Imdex, Ltd.	1,225,370	201,275
#	IMF Bentham, Ltd.	700,765	718,777
#	Independence Group NL	1,789,170	3,867,211
#*	Infigen Energy	2,021,774	1,006,225
#	Infomedia, Ltd.	2,051,811	910,610
	Integrated Research, Ltd.	327,026	478,154
*	Invitrocue, Ltd.	9	—
#	InvoCare, Ltd.	901,024	8,670,441
#	IOOF Holdings, Ltd.	1,900,338	12,875,860
#	IRESS, Ltd.	1,073,207	9,525,197
#	iSelect, Ltd.	84,375	66,762
#	iSentia Group, Ltd.	102,738	272,996
#	JB Hi-Fi, Ltd.	836,109	15,097,996
*	Jupiter Mines, Ltd.	405,443	30,458
	K&S Corp., Ltd.	263,388	338,862
#*	Karoon Gas Australia, Ltd.	738,066	707,525
#*	Kingsgate Consolidated, Ltd.	1,717,937	398,040
#*	Kingsrose Mining, Ltd.	760,046	133,526
*	Lednium, Ltd.	195,019	—

#*	Lonestar Resources, Ltd.	19,612	$45,210
#*	Lynas Corp., Ltd.	3,390,978	202,854
#	MACA, Ltd.	683,733	475,111
*	Macmahon Holdings, Ltd.	6,319,933	533,544
	Macquarie Atlas Roads Group	565,764	2,080,296
#	Magellan Financial Group, Ltd.	466,192	8,070,680
#	Mantra Group, Ltd.	198,929	690,845
	Matrix Composites & Engineering, Ltd.	91,569	23,487
*	Maverick Drilling & Exploration, Ltd.	23,243	1,284
#	MaxiTRANS Industries, Ltd.	915,613	374,535
#*	Mayne Pharma Group, Ltd.	3,767,830	4,343,001
#	McMillan Shakespeare, Ltd.	427,034	4,077,941
	McPherson's, Ltd.	521,014	328,812
#*	Medusa Mining, Ltd.	1,179,362	701,127
#	Melbourne IT, Ltd.	441,811	680,304
#*	Mesoblast, Ltd.	99,585	194,828
	Metals X, Ltd.	370,222	265,305
#*	Metcash, Ltd.	4,871,384	6,484,112
#	Mincor Resources NL	1,067,643	179,740
#*	Mineral Deposits, Ltd.	466,063	117,070
#	Mineral Resources, Ltd.	1,168,088	5,363,815
#	MMA Offshore, Ltd.	2,189,075	654,021
#	Monadelphous Group, Ltd.	687,485	3,746,012
	MONEY3 Corp., Ltd.	14,619	11,741
*	Morning Star Gold NL	332,749	179
#	Mortgage Choice, Ltd.	680,426	914,451
#*	Mount Gibson Iron, Ltd.	4,484,844	685,086
#	Myer Holdings, Ltd.	5,669,367	5,105,545
	MyState, Ltd.	187,162	628,222
#	Navitas, Ltd.	1,440,089	5,600,905
#*	Nearmap, Ltd.	1,029,484	300,676
*	NetComm Wireless, Ltd.	21,593	46,027
	New Hope Corp., Ltd.	165,508	165,730
*	Newsat, Ltd.	1,680,867	27,831
*	NEXTDC, Ltd.	36,489	76,870
	nib holdings, Ltd.	2,713,689	8,133,662
	Nick Scali, Ltd.	165,818	540,636
#	Nine Entertainment Co. Holdings, Ltd.	81,791	97,790
#*	Noble Mineral Resources, Ltd.	8,114	—
#	Northern Star Resources, Ltd.	4,806,957	12,538,762
#*	NRW Holdings, Ltd.	1,867,109	307,639
#	Nufarm, Ltd.	1,141,199	6,554,251
*	OM Holdings, Ltd.	29,193	1,011
#*	Orocobre, Ltd.	389,899	869,423
	Orora, Ltd.	3,045,897	5,830,293
#	OrotonGroup, Ltd.	131,885	294,525
	OZ Minerals, Ltd.	2,198,276	8,417,385
#	OzForex Group, Ltd.	529,225	816,296
#	Pacific Brands, Ltd.	6,093,285	4,810,732
#	Pacific Current Group, Ltd.	27,336	105,689
	Pact Group Holdings, Ltd.	220,277	842,083
#*	Paladin Energy, Ltd.	9,407,049	1,726,430
	Panoramic Resources, Ltd.	1,781,726	150,538

	Patties Foods, Ltd.	42,099	$35,795
#	Peet, Ltd.	1,645,757	1,243,645
*	Peninsula Energy, Ltd.	209,095	150,665
#	Perpetual, Ltd.	356,426	11,862,373
#*	Perseus Mining, Ltd.	3,040,420	919,268
	Platinum Asset Management, Ltd.	292,413	1,421,674
*	Pluton Resources, Ltd.	20,710	41
	PMP, Ltd.	2,327,074	934,120
	Premier Investments, Ltd.	556,867	7,213,480
*	Prima Biomed, Ltd.	1,409,121	44,813
#	Primary Health Care, Ltd.	3,292,878	9,433,355
	Prime Media Group, Ltd.	2,031,951	558,612
#	Programmed Maintenance Services, Ltd.	1,525,125	1,728,932
	Qantas Airways, Ltd.	950,513	2,966,889
#	Qube Holdings, Ltd.	2,327,463	4,207,109
*	Quickstep Holdings, Ltd.	159,133	18,223
*	Ramelius Resources, Ltd.	834,228	241,027
#	RCG Corp., Ltd.	210,640	255,132
#	RCR Tomlinson, Ltd.	1,055,209	1,116,242
#	Reckon, Ltd.	356,227	440,177
*	Red 5, Ltd.	9,022	552
	Reece, Ltd.	231,441	5,987,188
	Regis Healthcare, Ltd.	138,610	532,544
	Regis Resources, Ltd.	2,504,810	4,643,687
#	Reject Shop, Ltd. (The)	234,444	2,515,196
#*	Resolute Mining, Ltd.	3,987,672	1,632,724
#	Retail Food Group, Ltd.	963,016	3,801,601
	Ridley Corp., Ltd.	1,331,622	1,344,354
*	RiverCity Motorway Group	1,563,354	—
*	RungePincockMinarco, Ltd.	30,702	9,491
	Ruralco Holdings, Ltd.	115,893	292,983
	SAI Global, Ltd.	1,545,041	4,463,490
#*	Salmat, Ltd.	645,788	300,761
	Sandfire Resources NL	570,890	2,490,935
*	Saracen Mineral Holdings, Ltd.	5,111,505	3,776,099
	Schaffer Corp., Ltd.	8,981	34,575
#	Seek, Ltd.	101,997	1,266,226
#	Select Harvests, Ltd.	500,837	1,581,984
*	Senetas Corp., Ltd.	131,335	12,497
#*	Senex Energy, Ltd.	6,438,932	1,512,012
	Servcorp, Ltd.	314,917	1,653,895
	Service Stream, Ltd.	1,693,203	845,806
#	Seven Group Holdings, Ltd.	559,015	2,336,427
#	Seven West Media, Ltd.	7,785,820	6,143,007
#	SG Fleet Group, Ltd.	35,137	94,632
	Shine Corporate, Ltd.	15,573	9,891
#	Sigma Pharmaceuticals, Ltd.	7,230,980	5,875,938
#*	Silex Systems, Ltd.	511,695	207,480
#	Silver Chef, Ltd.	99,115	689,606
#*	Silver Lake Resources, Ltd.	2,755,624	650,146
#	Sims Metal Management, Ltd.	1,382,214	9,144,544
	Sirtex Medical, Ltd.	412,322	9,136,044
#	Slater & Gordon, Ltd.	2,016,208	400,886

#	SMS Management & Technology, Ltd.	575,318	$815,123
	Southern Cross Media Group, Ltd.	3,756,073	3,197,744
#	Spark Infrastructure Group	11,913,246	18,902,061
*	Specialty Fashion Group, Ltd.	786,397	391,727
	Spotless Group Holdings, Ltd.	1,566,487	1,516,838
#*	St Barbara, Ltd.	2,723,173	4,149,928
	Star Entertainment Grp, Ltd. (The)	4,207,608	18,299,372
#	Steadfast Group, Ltd.	817,965	1,122,284
*	Strike Energy, Ltd.	1,471,668	129,888
#	STW Communications Group, Ltd.	2,447,007	1,873,088
#*	Sundance Energy Australia, Ltd.	2,512,257	328,373
#*	Sundance Resources, Ltd.	3,228,863	8,653
	Sunland Group, Ltd.	729,757	855,350
#	Super Retail Group, Ltd.	1,280,749	8,391,901
	Tabcorp Holdings, Ltd.	3,586,818	11,761,838
#*	Tap Oil, Ltd.	971,058	46,032
	Tassal Group, Ltd.	901,018	2,637,198
	Technology One, Ltd.	1,645,166	6,008,564
#*	Ten Network Holdings, Ltd.	1,289,363	983,269
#	TFS Corp., Ltd.	1,822,227	2,353,656
	Thorn Group, Ltd.	568,282	794,824
*	Tiger Resources, Ltd.	9,447,997	347,510
*	Toro Energy, Ltd.	70,156	3,116
	Tox Free Solutions, Ltd.	920,496	2,157,950
#	Treasury Wine Estates, Ltd.	1,165,441	8,605,609
*	Tribune Resources, Ltd.	3,093	9,209
#*	Troy Resources, Ltd.	1,647,992	682,654
#*	UGL, Ltd.	1,185,950	2,812,455
	Villa World, Ltd.	255,978	415,478
#	Village Roadshow, Ltd.	831,506	3,296,855
*	Virgin Australia Holdings, Ltd.(B43DQC7)	5,942,525	1,662,272
*	Virgin Australia Holdings, Ltd.	7,648,897	—
#	Virtus Health, Ltd.	141,367	676,997
	Vita Group, Ltd.	31,292	75,804
#	Vocus Communications, Ltd.	3,737,102	23,840,203
#	Watpac, Ltd.	760,701	518,054
	Webjet, Ltd.	511,180	2,484,296
	Webster, Ltd.	23,507	20,725
#	Western Areas, Ltd.	1,463,783	2,423,656
*	White Energy Co., Ltd.	307,061	26,886
#*	Whitehaven Coal, Ltd.	4,143,411	2,077,546
#	WorleyParsons, Ltd.	481,861	1,990,441
TOTAL AUSTRALIA			720,401,452

CHINA — (0.1%)
	Aupu Group Holding Co., Ltd.	3,168,000	752,216
*	China Daye Non-Ferrous Metals Mining, Ltd.	4,145,837	74,671
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,492,000	621,353
*	HNA International Investment Holdings, Ltd.	16,561,065	801,733

*	Symphony Holdings, Ltd.	1,170,000	$138,818
TOTAL CHINA			2,388,791

HONG KONG — (19.9%)
	Aeon Credit Service Asia Co., Ltd.	564,000	371,330
	Aeon Stores Hong Kong Co., Ltd.	248,000	229,955
	Agritrade Resources, Ltd.	1,295,000	244,042
	Alco Holdings, Ltd.	1,426,000	531,871
	Allan International Holdings	620,000	148,840
	Allied Group, Ltd.	663,200	3,273,342
	Allied Properties HK, Ltd.	11,945,857	2,309,356
*	Anxian Yuan China Holdings, Ltd.	3,100,000	53,100
*	Apac Resources, Ltd.	29,587,350	309,515
*	Applied Development Holdings, Ltd.	2,135,000	109,121
	APT Satellite Holdings, Ltd.	2,884,500	2,284,779
	Arts Optical International Hldgs, Ltd.	730,000	266,084
	Asia Financial Holdings, Ltd.	2,404,908	1,023,274
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,283,124
	Asia Standard Hotel Group, Ltd.	11,437,218	2,019,889
	Asia Standard International Group, Ltd.	13,041,937	2,123,485
#	ASM Pacific Technology, Ltd.	181,500	1,423,043
	Associated International Hotels, Ltd.	952,000	2,626,423
*	Auto Italia Holdings	1,900,000	53,993
#*	AVIC Joy Holdings HK, Ltd.	2,920,000	74,694
*	Bel Global Resources Holdings, Ltd.	2,576,000	—
	BEP International Holdings, Ltd.	3,640,000	291,616
*	Bestway International Holdings, Ltd.	205,000	21,919
#	Bonjour Holdings, Ltd.	13,758,600	675,189
	Bossini International Holdings, Ltd.	3,699,500	233,836
	Bright Smart Securities & Commodities Group, Ltd.	684,000	194,435
#	Brightoil Petroleum Holdings, Ltd.	2,717,000	818,702
#*	Brockman Mining, Ltd.	22,810,814	353,835
*	Burwill Holdings, Ltd.	27,112,960	980,521
	Cafe de Coral Holdings, Ltd.	1,980,000	5,756,917
#*	CAR, Inc.	224,000	262,979
	CEC International Holdings, Ltd.	516,000	72,587
	Century City International Holdings, Ltd.	6,235,460	386,165
*	Champion Technology Holdings, Ltd.	15,193,089	225,608
	Chen Hsong Holdings	1,212,000	245,159
	Cheuk Nang Holdings, Ltd.	623,076	446,380
*	Cheung Wo International Holdings, Ltd.	1,626,000	208,515
	Chevalier International Holdings, Ltd.	820,989	1,299,150
*	China Billion Resources, Ltd.	4,876,000	—
*	China Chuanglian Education Group, Ltd.	300,000	6,314
*	China Digicontent Co., Ltd.	2,710,000	—
#*	China Energy Development Holdings, Ltd.	52,140,000	698,390
*	China Environmental Energy Investment, Ltd.	1,960,000	47,717
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	14,438
	China Flavors & Fragrances Co., Ltd.	381,028	140,107
*	China Infrastructure Investment, Ltd.	7,776,000	83,462
*	China Medical & Healthcare Group, Ltd.	42,916,800	2,604,335
	China Metal International Holdings, Inc.	2,670,000	771,729
#	China Motor Bus Co., Ltd.	48,600	438,767

#*	China Public Procurement, Ltd.	740,000	$16,032
*	China Smarter Energy Group Holdings, Ltd.	3,110,000	288,957
*	China Solar Energy Holdings, Ltd.	1,669,500	7,264
*	China Star Entertainment, Ltd.	1,850,000	141,047
#*	China Strategic Holdings, Ltd.	28,316,250	933,310
*	China Ting Group Holdings, Ltd.	2,565,151	123,991
	Chinney Investments, Ltd.	1,144,000	247,663
#	Chow Sang Sang Holdings International, Ltd.	2,244,000	3,360,379
	Chuang's China Investments, Ltd.	3,700,938	152,635
	Chuang's Consortium International, Ltd.	5,987,043	796,020
	CITIC Telecom International Holdings, Ltd.	10,816,125	4,071,529
#	CK Life Sciences Int'l Holdings, Inc.	21,274,000	1,730,910
	CNT Group, Ltd.	8,077,264	306,907
*	Continental Holdings, Ltd.	450,000	6,206
	Convenience Retail Asia, Ltd.	70,000	27,587
*	Convoy Financial Holdings, Ltd.	13,620,000	588,669
*	CP Lotus Corp.	11,880,000	240,145
*	Crocodile Garments	842,000	138,025
#	Cross-Harbour Holdings, Ltd. (The)	671,520	891,110
	CSI Properties, Ltd.	35,276,383	1,013,919
*	CST Mining Group, Ltd.	101,184,000	1,343,729
#	CW Group Holdings, Ltd.	2,069,000	590,611
	Dah Sing Banking Group, Ltd.	3,457,116	6,088,564
	Dah Sing Financial Holdings, Ltd.	1,184,544	7,289,327
	Dan Form Holdings Co., Ltd.	3,563,260	707,936
	Dickson Concepts International, Ltd.	1,222,000	354,884
*	Differ Group Holding Co., Ltd.	584,000	59,391
*	Dragonite International, Ltd.	56,000	5,781
	Eagle Nice International Holdings, Ltd.	1,614,000	464,569
	EcoGreen International Group, Ltd.	1,322,200	285,984
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
#	Emperor Capital Group, Ltd.	10,767,000	904,198
	Emperor Entertainment Hotel, Ltd.	4,360,000	871,560
	Emperor International Holdings, Ltd.	8,116,753	1,476,361
	Emperor Watch & Jewellery, Ltd.	25,650,000	630,888
*	ENM Holdings, Ltd.	14,680,000	728,905
*	EPI Holdings, Ltd.	525,001	12,540
#*	Esprit Holdings, Ltd.	13,802,950	12,813,974
*	eSun Holdings, Ltd.	4,344,000	291,105
*	Eternity Investment, Ltd.	830,000	18,660
*	Ezcom Holdings, Ltd.	72,576	—
	Fairwood Holdings, Ltd.	620,100	2,116,148
	Far East Consortium International, Ltd.	8,017,579	2,580,245
	FIH Mobile, Ltd.	2,907,000	1,300,359
	First Pacific Co., Ltd.	2,044,000	1,528,804
	First Shanghai Investments, Ltd.	1,048,000	169,057
	Fountain SET Holdings, Ltd.	4,758,000	522,790
	Four Seas Mercantile Holdings, Ltd.	610,000	204,797
*	Freeman Financial Corp., Ltd.	1,520,000	81,293
	Fujikon Industrial Holdings, Ltd.	330,000	45,540
#	Future Bright Holdings, Ltd.	3,288,000	338,340
#	G-Resources Group, Ltd.	143,439,600	2,839,040
#*	GCL New Energy Holdings, Ltd.	6,992,000	388,216

*	Get Nice Financial Group, Ltd.	966,600	$74,763
#	Get Nice Holdings, Ltd.	38,664,000	1,348,170
	Giordano International, Ltd.	9,440,000	4,335,415
*	Global Brands Group Holding, Ltd.	15,740,000	1,906,834
	Glorious Sun Enterprises, Ltd.	2,624,000	315,377
	Gold Peak Industries Holdings, Ltd.	3,029,642	344,215
	Golden Resources Development International, Ltd.	3,330,500	171,664
*	Grande Holdings, Ltd. (The)	882,000	8,755
	Great Eagle Holdings, Ltd.	125,887	455,578
	Guangnan Holdings, Ltd.	2,363,600	277,069
	Guoco Group, Ltd.	2,000	21,401
#	Guotai Junan International Holdings, Ltd.	12,519,797	4,370,505
	Haitong International Securities Group, Ltd.	9,064,191	5,243,082
#	Hang Fat Ginseng Holdings Co., Ltd.	630,000	3,903
	Hanison Construction Holdings, Ltd.	2,103,649	360,415
*	Hanny Holdings, Ltd.	185,000	6,797
*	Hao Tian Development Group, Ltd.	8,989,200	319,817
	Harbour Centre Development, Ltd.	935,500	1,603,924
*	Hi-Level Technology Holdings, Ltd.	152,640	7,674
	High Fashion International, Ltd.	268,000	73,962
	HKR International, Ltd.	5,764,736	2,454,889
	Hon Kwok Land Investment Co., Ltd.	314,800	113,454
*	Hong Fok Land, Ltd.	1,210,000	—
	Hong Kong Aircraft Engineering Co., Ltd.	86,000	577,277
*	Hong Kong Building & Loan Agency, Ltd. (The)	200,000	7,605
	Hong Kong Ferry Holdings Co., Ltd.	824,300	936,912
*	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	127,025
*	Hong Kong Television Network, Ltd.	2,332,751	548,588
	Hongkong & Shanghai Hotels, Ltd. (The)	1,371,112	1,452,839
	Hongkong Chinese, Ltd.	5,038,000	967,896
	Hop Hing Group Holdings, Ltd.	1,812,000	26,421
	Hopewell Holdings, Ltd.	2,920,000	9,428,921
#	Hsin Chong Construction Group, Ltd.	6,931,658	500,562
*	Hua Hong Semiconductor, Ltd.	131,000	131,043
	Hung Hing Printing Group, Ltd.	2,628,000	325,483
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,164,000	3,932,772
*	I-CABLE Communications, Ltd.	2,573,000	213,159
#	IGG, Inc.	439,000	197,399
#*	Imagi International Holdings, Ltd.	55,488,000	758,214
*	International Standard Resources Holdings, Ltd.	16,576,250	378,595
#*	iOne Holdings, Ltd.	10,180,000	308,423
	IPE Group, Ltd.	3,345,000	652,480
*	IRC, Ltd.	9,486,266	142,312
	IT, Ltd.	4,040,532	976,100
	ITC Corp., Ltd.	1,039,512	80,389
#	ITC Properties Group, Ltd.	4,537,057	1,824,073
*	Jinhui Holdings Co., Ltd.	121,000	14,796
	Johnson Electric Holdings, Ltd.	1,757,750	5,432,658
#	K Wah International Holdings, Ltd.	8,277,565	3,649,304
*	Kader Holdings Co., Ltd.	92,000	8,588
	Kam Hing International Holdings, Ltd.	1,830,000	125,091
*	Kantone Holdings, Ltd.	919,364	88,850
	Keck Seng Investments	878,600	629,989

	Kerry Logistics Network, Ltd.	856,000	$1,224,999
*	King Pacific International Holdings, Ltd.	1,404,200	—
	Kingmaker Footwear Holdings, Ltd.	1,618,955	453,763
#*	Kingston Financial Group, Ltd.	18,047,000	8,601,556
#*	Ko Yo Chemical Group, Ltd.	2,280,000	104,731
*	Kong Sun Holdings, Ltd.	175,000	8,822
	Kowloon Development Co., Ltd.	2,456,000	2,298,822
	Kwoon Chung Bus Holdings, Ltd.	20,000	11,307
	L'Occitane International SA	77,000	137,673
*	L'sea Resources International Holdings, Ltd.	930,000	27,625
	Lai Sun Development Co., Ltd.	78,652,466	1,205,791
	Lai Sun Garment International, Ltd.	3,321,680	423,998
	Lam Soon Hong Kong, Ltd.	302,310	239,480
	Landsea Green Properties Co., Ltd.	948,000	82,025
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—
	Lifestyle International Holdings, Ltd.	1,477,500	1,989,830
	Lippo China Resources, Ltd.	20,922,000	623,686
	Lippo, Ltd.	1,161,700	640,141
	Lisi Group Holdings, Ltd.	4,414,000	224,855
	Liu Chong Hing Investment, Ltd.	1,191,200	1,357,721
	Luen Thai Holdings, Ltd.	1,207,000	208,468
#	Luk Fook Holdings International, Ltd.	2,862,000	6,505,086
	Luks Group Vietnam Holdings Co., Ltd.	514,913	172,839
	Lung Kee Bermuda Holdings	1,567,875	434,769
#*	Macau Legend Development, Ltd.	4,179,000	582,566
	Magnificent Hotel Investment, Ltd.	13,170,000	303,923
	Man Wah Holdings, Ltd.	5,694,800	7,239,878
	Man Yue Technology Holdings, Ltd.	256,000	25,018
#*	Mason Financial Holdings, Ltd.	15,690,000	648,295
	Matrix Holdings, Ltd.	1,067,414	406,452
	Melbourne Enterprises, Ltd.	39,500	692,446
#	Melco International Development, Ltd.	3,744,000	5,221,512
#*	Midland Holdings, Ltd.	5,182,000	1,619,042
	Ming Fai International Holdings, Ltd.	1,879,000	189,299
	Miramar Hotel & Investment	845,000	1,459,809
*	Mongolian Mining Corp.	23,255,000	138,304
	NagaCorp, Ltd.	7,684,000	4,904,199
	Nanyang Holdings, Ltd.	133,500	708,101
	National Electronic Hldgs	2,668,600	299,684
*	Neo-Neon Holdings, Ltd.	2,337,500	316,708
*	Neptune Group, Ltd.	23,230,000	189,377
	New Century Group Hong Kong, Ltd.	13,351,464	233,297
*	New Times Energy Corp., Ltd.	1,946,400	36,025
	Newocean Energy Holdings, Ltd.	7,642,000	2,760,204
	Next Digital, Ltd.	4,295,183	235,687
*	O Luxe Holdings, Ltd.	6,778,500	275,174
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	687,042
	Orient Overseas International, Ltd.	1,008,000	3,889,145
*	Orient Power Holdings, Ltd.	804,000	—
	Oriental Watch Holdings	3,070,800	375,524
*	Pacific Andes International Holdings, Ltd.	19,435,067	365,785
#	Pacific Basin Shipping, Ltd.	12,498,000	1,807,221
	Pacific Textiles Holdings, Ltd.	4,820,000	6,971,102

	Pak Fah Yeow International, Ltd.	5,000	$2,543
	Paliburg Holdings, Ltd.	3,062,830	943,844
#	Paradise Entertainment, Ltd.	3,652,000	559,990
#*	Peace Mark Holdings, Ltd.	2,712,022	—
*	Pearl Oriental Oil, Ltd.	11,849,400	683,496
	Pegasus International Holdings, Ltd.	226,000	34,682
	Perfect Shape Beauty Technology, Ltd.	1,172,000	128,627
	Pico Far East Holdings, Ltd.	4,892,000	1,304,779
	Playmates Holdings, Ltd.	686,000	807,030
#	Playmates Toys, Ltd.	4,796,000	999,621
#	Pokfulam Development Co.	234,000	354,226
#	Polytec Asset Holdings, Ltd.	11,323,526	948,161
	Public Financial Holdings, Ltd.	3,102,000	1,448,398
	PYI Corp., Ltd.	24,147,973	561,371
*	Pyxis Group, Ltd.	1,936,000	—
	Raymond Industrial, Ltd.	30,400	3,878
#	Regal Hotels International Holdings, Ltd.	2,871,800	1,431,271
	Rivera Holdings, Ltd.	5,710,000	287,522
#	SA SA International Holdings, Ltd.	10,127,703	3,160,066
	Safety Godown Co., Ltd.	386,000	941,241
	SAS Dragon Holdings, Ltd.	2,120,000	377,499
	SEA Holdings, Ltd.	1,124,000	3,052,952
*	SEEC Media Group, Ltd.	660,000	10,835
	Shangri-La Asia, Ltd.	1,564,000	1,787,412
#	Shenwan Hongyuan HK, Ltd.	3,466,250	1,697,085
*	Shougang Concord Grand Group, Ltd.	1,158,000	40,378
*	Shun Ho Technology Holdings, Ltd.	1,254,757	382,267
	Shun Tak Holdings, Ltd.	11,359,419	3,776,250
*	Silver base Group Holdings, Ltd.	1,701,677	237,409
*	Sing Pao Media Enterprises, Ltd.	250,511	—
	Sing Tao News Corp., Ltd.	1,974,000	279,888
	Singamas Container Holdings, Ltd.	10,860,000	1,178,385
*	Sino-Tech International Holdings, Ltd.	3,170,000	20,447
*	Sinocan Holdings, Ltd.	350,000	—
	SIS International Holdings	34,000	17,102
	Sitoy Group Holdings, Ltd.	829,000	260,880
*	Skyway Securities Group, Ltd.	2,130,000	53,562
	SmarTone Telecommunications Holdings, Ltd.	3,497,068	5,847,397
*	SOCAM Development, Ltd.	1,718,771	886,161
*	Solomon Systech International, Ltd.	9,504,000	404,315
	Soundwill Holdings, Ltd.	408,000	482,525
*	South China Assets Holdings, Ltd.	5,295,170	94,199
*	South China Holdings Co., Ltd.	13,104,000	896,444
#	Stella International Holdings, Ltd.	995,500	2,334,200
	Stelux Holdings International, Ltd.	3,011,400	218,146
*	Success Universe Group, Ltd.	6,716,000	165,094
	Sun Hing Vision Group Holdings, Ltd.	358,000	129,596
	Sun Hung Kai & Co., Ltd.	4,352,429	2,621,071
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	138,925
	TAI Cheung Holdings, Ltd.	1,961,000	1,467,855
	Tai Sang Land Development, Ltd.	781,910	403,976
#	Tan Chong International, Ltd.	1,176,000	385,002
	Tao Heung Holdings, Ltd.	517,000	117,332

*	Taung Gold International, Ltd.	14,590,000	$150,424
	Television Broadcasts, Ltd.	1,643,100	5,934,953
*	Termbray Industries International Holdings, Ltd.	2,304,900	208,030
	Tern Properties Co., Ltd.	51,200	27,722
	Texwinca Holdings, Ltd.	4,488,000	4,378,731
	Tian Teck Land, Ltd.	1,024,000	1,135,177
*	Titan Petrochemicals Group, Ltd.	13,140,000	847
*	Tom Group, Ltd.	48,000	11,941
	Tradelink Electronic Commerce, Ltd.	4,802,000	1,058,374
#	Transport International Holdings, Ltd.	1,019,741	2,762,218
#	Trinity, Ltd.	7,614,000	795,451
	Tristate Holdings, Ltd.	188,000	57,161
#*	TSC Group Holdings, Ltd.	3,280,000	486,599
#	Tsui Wah Holdings, Ltd.	344,000	65,506
*	United Laboratories International Holdings, Ltd. (The)	4,354,000	1,754,063
#*	United Photovoltaics Group, Ltd.	2,814,000	232,465
*	Universal Technologies Holdings, Ltd.	7,410,000	420,052
*	Up Energy Development Group, Ltd.	3,929,000	77,772
	Upbest Group, Ltd.	36,000	8,830
*	Value Convergence Holdings, Ltd.	2,000,000	327,740
#	Value Partners Group, Ltd.	5,396,000	5,666,082
*	Vanke Property Overseas, Ltd.	49,000	36,801
	Varitronix International, Ltd.	2,039,293	1,639,488
	Vedan International Holdings, Ltd.	3,272,000	196,129
	Victory City International Holdings, Ltd.	8,183,663	592,169
	Vitasoy International Holdings, Ltd.	4,703,000	8,770,510
*	VS International Group, Ltd.	488,000	21,095
#	VST Holdings, Ltd.	5,039,600	1,162,648
	VTech Holdings, Ltd.	462,300	5,487,682
	Wai Kee Holdings, Ltd.	7,640,738	2,319,651
	Win Hanverky Holdings, Ltd.	1,850,000	334,869
*	Winfull Group Holdings, Ltd.	9,512,000	203,272
	Wing On Co. International, Ltd.	759,000	2,214,967
	Wing Tai Properties, Ltd.	1,923,331	1,081,616
	Wong's International Holdings, Ltd.	737,641	253,745
	Wong's Kong King International	120,000	9,435
	Xinyi Glass Holdings, Ltd.	16,280,000	10,856,455
	Yangtzekiang Garment, Ltd.	606,500	226,347
	Yau Lee Holdings, Ltd.	534,000	84,664
	Yeebo International Holdings, Ltd.	572,000	117,381
#	YGM Trading, Ltd.	447,000	277,605
	YT Realty Group, Ltd.	749,000	366,730
*	Yuan Heng Gas Holdings, Ltd.	424,000	33,338
	Yugang International, Ltd.	90,818,000	1,697,015
TOTAL HONG KONG			335,903,251

NEW ZEALAND — (9.0%)
#*	a2 Milk Co., Ltd.	1,073,306	1,405,245
#	Abano Healthcare Group, Ltd.	30,725	152,668
	Air New Zealand, Ltd.	3,693,701	7,302,754
	Briscoe Group, Ltd.	2,235	4,637
#	Chorus, Ltd.	2,039,965	5,651,776
	Colonial Motor Co., Ltd. (The)	144,588	624,552

#	Contact Energy, Ltd.	1,951,396	$6,743,466
#*	Diligent Corp	108,791	528,119
#	Ebos Group, Ltd.	451,590	5,367,455
#	Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	28,421,969
	Fletcher Building, Ltd.	91,935	501,147
	Freightways, Ltd.	974,609	4,275,144
	Genesis Energy, Ltd.	359,163	508,228
	Hallenstein Glasson Holdings, Ltd.	242,445	511,860
	Heartland Bank, Ltd.	370,599	309,842
	Hellaby Holdings, Ltd.	384,437	704,068
	Infratil, Ltd.	3,201,309	7,254,357
#	Kathmandu Holdings, Ltd.	663,170	755,963
#	Mainfreight, Ltd.	539,049	5,905,631
	Methven, Ltd.	93,877	77,785
	Metlifecare, Ltd.	516,195	1,871,176
	Michael Hill International, Ltd.	1,490,263	1,000,076
#	Mighty River Power, Ltd.	481,455	972,538
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	443,777
*	New Zealand Oil & Gas, Ltd.	1,659,791	543,910
#	New Zealand Refining Co., Ltd. (The)	574,344	1,229,869
	Nuplex Industries, Ltd.	1,278,378	4,591,751
#	NZX, Ltd.	952,265	671,304
#	Opus International Consultants, Ltd.	12,925	11,019
*	Pacific Edge, Ltd.	418,982	193,381
	PGG Wrightson, Ltd.	999,976	276,230
*	Pike River Coal, Ltd.	490,805	—
#	Port of Tauranga, Ltd.	515,305	6,536,568
	Restaurant Brands New Zealand, Ltd.	459,407	1,541,216
*	Richina Pacific, Ltd.	274,180	—
*	Rubicon, Ltd.	1,442,620	259,191
#	Ryman Healthcare, Ltd.	2,338,582	13,494,502
	Sanford, Ltd.	382,357	1,638,871
	Scott Technology, Ltd.	39,805	46,569
	Skellerup Holdings, Ltd.	544,971	482,268
#	SKY Network Television, Ltd.	2,080,268	7,146,793
#	SKYCITY Entertainment Group, Ltd.	4,581,664	15,851,750
#	Steel & Tube Holdings, Ltd.	441,625	676,385
#	Summerset Group Holdings, Ltd.	458,692	1,403,973
	Tourism Holdings, Ltd.	275,443	505,557
	Tower, Ltd.	887,040	1,091,895
	Trade Me Group, Ltd.	1,612,087	4,909,425
#	TrustPower, Ltd.	73,239	387,717
#	Vector, Ltd.	1,305,650	2,962,011
#	Warehouse Group, Ltd. (The)	698,604	1,398,698
*	Xero, Ltd.	154,440	1,645,776
	Z Energy, Ltd.	67,042	312,648
TOTAL NEW ZEALAND			151,103,510

SINGAPORE — (8.6%)
*	Abterra, Ltd.	531,800	140,898
	Accordia Golf Trust	187,500	83,456
	Amara Holdings, Ltd.	922,800	278,770
	Ascendas India Trust	102,400	66,423

	ASL Marine Holdings, Ltd.	816,600	$178,491
	Aspial Corp., Ltd.	72,959	15,116
#*	Ausgroup, Ltd.	3,548,500	326,809
	Baker Technology, Ltd.	1,272,000	164,468
#	Banyan Tree Holdings, Ltd.	1,022,900	426,500
*	Biosensors International Group, Ltd.	6,409,437	3,923,535
	Bonvests Holdings, Ltd.	950,000	848,025
*	Boustead Projects, Ltd.	497,612	239,269
	Boustead Singapore, Ltd.	1,679,836	1,090,140
#	Breadtalk Group, Ltd.	881,800	674,178
*	Broadway Industrial Group, Ltd.	1,557,200	160,285
#	Bukit Sembawang Estates, Ltd.	599,603	1,919,583
*	Bund Center Investment, Ltd.	2,639,300	352,772
#	Centurion Corp., Ltd.	825,900	227,207
	China Aviation Oil Singapore Corp., Ltd.	1,540,999	896,621
*	China Everbright Water, Ltd.	769,500	282,789
#	China Merchants Holdings Pacific, Ltd.	1,406,409	856,329
#	Chip Eng Seng Corp., Ltd.	3,445,300	1,817,647
	Chuan Hup Holdings, Ltd.	3,853,500	802,512
	Civmec, Ltd.	53,200	15,322
#	Cosco Corp. Singapore, Ltd.	6,805,600	1,815,697
*	Creative Technology, Ltd.	272,200	221,707
	CSE Global, Ltd.	3,285,200	1,118,952
#	CWT, Ltd.	1,403,400	2,041,183
#*	Del Monte Pacific, Ltd.	1,611,964	388,544
*	Delong Holdings, Ltd.	236,260	73,942
*	DMX Technologies Group, Ltd.	2,096,000	209,600
#	Dyna-Mac Holdings, Ltd.	2,194,400	233,425
	Elec & Eltek International Co., Ltd.	147,000	139,224
	Ellipsiz, Ltd.	36,900	8,626
	EnGro Corp., Ltd.	354,000	221,472
	Eu Yan Sang International, Ltd.	786,600	327,101
#	Ezion Holdings, Ltd.	5,123,460	2,164,143
#*	Ezra Holdings, Ltd.	16,462,023	1,355,703
	Falcon Energy Group, Ltd.	2,008,800	262,300
	Far East Orchard, Ltd.	1,074,985	1,193,551
#	First Resources, Ltd.	1,769,500	2,655,093
	First Sponsor Group, Ltd.	440,661	399,039
*	FJ Benjamin Holdings, Ltd.	1,046,800	58,547
*	Food Empire Holdings, Ltd.	1,256,400	227,814
#	Fragrance Group, Ltd.	6,077,000	796,261
	Frasers Centrepoint, Ltd.	199,800	241,429
	Fu Yu Corp., Ltd.	183,300	26,148
#*	Gallant Venture, Ltd.	4,927,900	749,461
#*	Geo Energy Resources, Ltd.	432,000	37,214
	GK Goh Holdings, Ltd.	1,484,065	900,990
#	GL, Ltd.	3,267,800	2,119,094
	Global Premium Hotels, Ltd.	559,480	128,527
#*	GMG Global, Ltd.	1,788,330	795,444
#	Golden Agri-Resources, Ltd.	5,950,700	1,810,353
	GP Batteries International, Ltd.	235,000	151,515
	GP Industries, Ltd.	2,567,609	1,144,685
	GSH Corp., Ltd.	60,860	10,795

	GuocoLand, Ltd.	403,714	$540,313
*	Hanwell Holdings, Ltd.	1,771,219	317,127
*	HG Metal Manufacturing, Ltd.	565,800	14,292
	Hi-P International, Ltd.	1,271,600	381,681
	Hiap Hoe, Ltd.	353,000	180,923
*	HLH Group, Ltd.	1,798,200	8,062
	Ho Bee Land, Ltd.	1,604,700	2,605,580
#	Hong Fok Corp., Ltd.	3,228,540	1,863,010
	Hong Leong Asia, Ltd.	690,700	381,424
	Hotel Grand Central, Ltd.	1,461,261	1,339,145
	Hour Glass, Ltd. (The)	1,814,832	996,805
#*	HTL International Holdings, Ltd.	1,135,343	602,384
	HupSteel, Ltd.	120,015	47,284
	Hwa Hong Corp., Ltd.	2,123,500	472,030
#	Hyflux, Ltd.	3,165,300	1,408,833
#	Indofood Agri Resources, Ltd.	3,368,800	1,511,440
*	InnoTek, Ltd.	512,500	50,986
	Innovalues, Ltd.	1,192,800	797,603
	Interplex Holdings, Ltd.	1,314,300	799,744
	IPC Corp., Ltd.	340,370	103,341
	Isetan Singapore, Ltd.	119,000	335,042
*	Japfa, Ltd.	28,800	12,725
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	k1 Ventures, Ltd.	990,520	585,401
#	Keppel Infrastructure Trust	4,939,732	1,814,271
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,432,137
	Koh Brothers Group, Ltd.	1,432,000	304,041
*	KrisEnergy, Ltd.	163,200	23,290
	KSH Holdings, Ltd.	57,200	22,489
	Lian Beng Group, Ltd.	2,238,100	792,635
	Low Keng Huat Singapore, Ltd.	889,800	409,443
	Lum Chang Holdings, Ltd.	1,094,030	275,996
	M1, Ltd.	847,700	1,634,575
	Mandarin Oriental International, Ltd.	39,400	53,521
*	Marco Polo Marine, Ltd.	882,000	123,028
*	mDR, Ltd.	3,997,000	11,826
	Mermaid Maritime PCL	1,587,300	121,597
	Metro Holdings, Ltd.	2,041,692	1,439,158
	Mewah International, Inc.	908,900	212,969
#	Midas Holdings, Ltd.	7,943,100	1,647,363
#	Nam Cheong, Ltd.	6,922,840	554,921
#*	Neptune Orient Lines, Ltd.	3,386,600	3,190,640
	Nera Telecommunications, Ltd.	26,500	10,823
	New Toyo International Holdings, Ltd.	1,624,000	290,370
#*	Noble Group, Ltd.	16,857,700	5,493,270
	NSL, Ltd.	409,900	456,820
*	OKH Global, Ltd.	897,200	81,875
	Olam International, Ltd.	258,000	329,345
#	OSIM International, Ltd.	1,757,300	1,787,114
*	Otto Marine, Ltd.	347,735	50,498
#	OUE, Ltd.	1,809,700	2,261,543
#	Oxley Holdings, Ltd.	1,093,300	352,809
#	Pacific Radiance, Ltd.	452,600	114,164

	Pan-United Corp., Ltd.	1,948,600	$896,595
#	Penguin International, Ltd.	1,577,100	149,847
#	Petra Foods, Ltd.	788,500	1,635,017
#	Q&M Dental Group Singapore, Ltd.	1,525,000	774,371
	QAF, Ltd.	1,255,162	958,102
#	Raffles Education Corp., Ltd.	4,176,710	679,798
	Raffles Medical Group, Ltd.	646,391	2,161,985
	Religare Health Trust	430,300	313,193
*	RH Petrogas, Ltd.	66,800	9,331
#	Rickmers Maritime	1,008,350	59,211
#	Riverstone Holdings, Ltd.	236,000	167,999
#	Rotary Engineering, Ltd.	1,443,100	385,581
	Roxy-Pacific Holdings, Ltd.	297,500	106,910
	San Teh, Ltd.	358,087	60,954
	SATS, Ltd.	1,472,200	4,312,767
#	SBS Transit, Ltd.	926,200	1,469,514
	SembCorp Industries, Ltd.	176,800	395,701
#	SembCorp Marine, Ltd.	790,500	966,203
	Sheng Siong Group, Ltd.	2,001,100	1,246,405
	SHS Holdings, Ltd.	2,304,100	486,612
	SIA Engineering Co., Ltd.	15,200	40,612
#*	SIIC Environment Holdings, Ltd.	1,314,220	667,293
	Sim Lian Group, Ltd.	2,216,555	1,288,703
#	Sinarmas Land, Ltd.	5,780,900	2,105,031
	Sing Holdings, Ltd.	1,134,000	282,652
	Sing Investments & Finance, Ltd.	297,675	252,733
#	Singapore Post, Ltd.	2,718,400	3,296,209
	Singapore Reinsurance Corp., Ltd.	1,514,530	359,122
	Singapore Shipping Corp., Ltd.	1,640,700	359,417
	Singapura Finance, Ltd.	348,124	229,672
#*	Sino Grandness Food Industry Group, Ltd.	2,095,300	1,080,235
#	SMRT Corp., Ltd.	2,824,300	3,163,162
	Stamford Land Corp., Ltd.	3,188,100	1,181,876
	Straco Corp., Ltd.	130,000	75,127
	Sunningdale Tech, Ltd.	724,360	602,285
*	SunVic Chemical Holdings, Ltd.	1,637,045	136,730
#	Super Group, Ltd.	2,711,700	1,989,477
#*	Swiber Holdings, Ltd.	2,895,250	407,633
#	Swissco Holdings, Ltd.	768,400	107,801
#	Tat Hong Holdings, Ltd.	2,013,500	949,408
*	Thakral Corp., Ltd.	169,165	28,230
	Tiong Woon Corp. Holding, Ltd.	1,045,325	193,866
	Tuan Sing Holdings, Ltd.	4,076,571	1,010,074
	UMS Holdings, Ltd.	1,888,400	792,429
	United Engineers, Ltd.	2,765,928	4,797,576
	United Industrial Corp., Ltd.	4,800	10,470
	United Overseas Insurance, Ltd.	181,850	642,531
#	UOB-Kay Hian Holdings, Ltd.	1,887,972	1,962,275
	UOL Group, Ltd.	202,400	901,443
#	UPP Holdings, Ltd.	2,972,500	415,963
	Valuetronics Holdings, Ltd.	482,200	160,686
#*	Vard Holdings, Ltd.	3,937,100	578,955
	Venture Corp., Ltd.	1,654,300	10,255,565

#	Vibrant Group, Ltd.	1,871,915	$444,622
	Vicom, Ltd.	116,600	521,108
#	Wee Hur Holdings, Ltd.	2,670,400	536,055
#	Wheelock Properties Singapore, Ltd.	1,205,900	1,371,205
#	Wing Tai Holdings, Ltd.	2,762,267	3,603,260
	Yeo Hiap Seng, Ltd.	223,731	217,483
	YHI International, Ltd.	574,500	149,040
*	Yongnam Holdings, Ltd.	1,984,800	550,170
	Zhongmin Baihui Retail Group, Ltd.	26,900	27,997
TOTAL SINGAPORE			145,444,707

TOTAL COMMON STOCKS			1,355,241,711

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	AJ Lucas Group, Ltd. Rights 4/26/16	57,129	—
*	Centrebet International, Ltd. Claim Units Rights	81,336	—
*	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Qube Holdings, Ltd. Rights 4/1/16	431,012	—
*	Silver Chef, Ltd. Rights 4/18/16	9,911	—
*	Tap Oil, Ltd. Rights 4/13/16	582,634	2,233
TOTAL AUSTRALIA			2,233

HONG KONG — (0.0%)
*	Chuang's China Investments, Ltd. Rights 4/21/16	1,850,469	9,542
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	—
*	Hanny Holdings, Ltd. Rights 3/17/16	148,000	668
*	International Standard Resources Holdings, Ltd. Warrants 11/30/16	3,015,250	26,042
TOTAL HONG KONG			36,252

SINGAPORE — (0.0%)
*	HLH Group, Ltd. Rights 4/11/16	899,100	—

TOTAL RIGHTS/WARRANTS			38,485

SECURITIES LENDING COLLATERAL — (19.6%)
§@	DFA Short Term Investment Fund	28,469,855	329,396,221
TOTAL INVESTMENTS — (100.0%) (Cost $1,807,582,608)^^			$1,684,676,417

Summary of the Series' investments as of March 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$720,401,452	—	$720,401,452
China	—	2,388,791	—	2,388,791
Hong Kong	$108,670	335,794,581	—	335,903,251
New Zealand	—	151,103,510	—	151,103,510
Singapore	81,875	145,362,832	—	145,444,707
Rights/Warrants
Australia	—	2,233	—	2,233
Hong Kong	—	36,252	—	36,252
Singapore	—	—	—	—
Securities Lending Collateral	—	329,396,221	—	329,396,221
TOTAL	$190,545	$1,684,485,872	—	$1,684,676,417

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (86.3%)
AUSTRIA — (2.7%)
	Agrana Beteiligungs AG	16,785	$1,568,443
	AMAG Austria Metall AG	3,703	130,499
#	Andritz AG	180,185	9,871,254
	Atrium European Real Estate, Ltd.	663,195	2,641,980
	Austria Technologie & Systemtechnik AG	154,803	2,266,251
	BUWOG AG	263,308	5,645,561
	CA Immobilien Anlagen AG	291,183	5,716,075
*	Conwert Immobilien Invest SE	338,470	5,422,508
	DO & CO AG	29,001	3,495,041
	EVN AG	199,009	2,284,938
*	FACC AG	15,746	91,408
	Flughafen Wien AG	18,382	2,005,970
*	IMMOFINANZ AG	2,657,816	5,641,996
	Josef Manner & Co. AG	870	48,404
	Kapsch TrafficCom AG	30,685	1,038,597
#	Lenzing AG	51,632	4,083,104
	Mayr Melnhof Karton AG	49,358	5,917,849
	Oberbank AG	41,134	2,574,901
	Oesterreichische Post AG	194,685	7,905,825
	Palfinger AG	76,783	2,203,616
	POLYTEC Holding AG	92,160	790,378
	Porr Ag	47,954	1,361,481
*	Raiffeisen Bank International AG	483,682	7,309,952
	RHI AG	137,992	2,693,029
#	Rosenbauer International AG	18,560	1,202,869
	S IMMO AG	308,031	2,851,046
#	Schoeller-Bleckmann Oilfield Equipment AG	52,123	3,169,999
	Semperit AG Holding	69,369	2,681,301
	Strabag SE	99,312	2,997,437
	Telekom Austria AG	352,144	2,164,545
	UBM Development AG	314	11,562
	UNIQA Insurance Group AG	570,563	4,003,700
#	Verbund AG	287,335	3,665,975
	Vienna Insurance Group AG Wiener Versicherung Gruppe	93,982	1,985,214
	Voestalpine AG	23,261	775,832
	Wienerberger AG	552,075	10,601,711
	Wolford AG	11,252	321,239
	Zumtobel Group AG	166,510	2,780,222
TOTAL AUSTRIA			121,921,712

BELGIUM — (3.8%)
#*	Ablynx NV	303,349	4,358,192
	Ackermans & van Haaren NV	134,383	19,041,641
*	AGFA-Gevaert NV	965,465	4,295,055
#	Atenor Group	7,063	347,959
	Banque Nationale de Belgique	986	3,430,809
	Barco NV	65,535	4,720,650
	Bekaert SA	183,930	7,462,003
	bpost SA	353,182	9,801,482
*	Celyad SA	8,380	367,820
	Cie d'Entreprises CFE	49,147	4,650,610

	Cie Immobiliere de Belgique SA	14,576	$673,269
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	369,980
	D'ieteren SA	131,557	5,530,931
*	Dalenys	18,045	141,661
	Deceuninck NV	358,205	954,677
	Econocom Group SA	343,333	3,551,172
	Elia System Operator SA	169,789	8,438,684
	Euronav NV	679,242	6,940,158
	EVS Broadcast Equipment SA	74,156	2,739,582
#	Exmar NV	174,456	1,461,884
#	Fagron	127,980	841,683
*	Galapagos NV	148,075	6,205,450
	Gimv NV	20,571	1,134,926
	Ion Beam Applications	115,719	4,901,533
	Jensen-Group NV	13,482	390,528
	Kinepolis Group NV	94,699	4,101,034
	Lotus Bakeries	1,454	2,861,409
#*	MDxHealth	180,487	739,381
	Melexis NV	113,838	6,179,783
*	Mobistar SA	167,280	3,740,618
#*	Nyrstar NV	7,455,408	5,750,265
	Ontex Group NV	190,616	6,242,353
#	Picanol	28,800	1,931,568
	RealDolmen	8,137	169,757
	RealDolmen NV	120	3
	Recticel SA	199,901	1,317,302
#	Resilux	5,006	785,704
*	Roularta Media Group NV	10,263	271,530
	Sioen Industries NV	50,430	1,023,457
	Sipef SA	25,871	1,406,022
	TER Beke SA	2,260	259,787
*	Tessenderlo Chemie NV	190,301	7,216,640
#*	ThromboGenics NV	159,152	626,454
	Umicore SA	434,045	21,546,011
	Van de Velde NV	36,017	2,503,092
#*	Viohalco SA	583,796	735,157
TOTAL BELGIUM			172,159,666

DENMARK — (4.4%)
	ALK-Abello A.S.	30,494	4,476,788
	Alm Brand A.S.	468,716	3,432,598
#	Ambu A.S. Class B	124,859	4,420,271
	Arkil Holding A.S. Class B	504	83,362
#*	Bang & Olufsen A.S.	167,328	1,812,870
	BankNordik P/F	1,753	30,395
*	Bavarian Nordic A.S.	143,640	5,360,858
*	BoConcept Holding A.S. Class B	1,489	102,932
	Brodrene Hartmann A.S.	13,519	569,265
#*	D/S Norden A.S.	132,398	1,928,328
	DFDS A.S.	156,210	5,678,526
	Djurslands Bank A.S.	8,970	315,136
	FE Bording A.S.	126	14,925
#	FLSmidth & Co. A.S.	260,041	10,889,922

	Fluegger A.S. Class B	4,198	$226,117
#*	Genmab A.S.	217,338	30,075,081
#	GN Store Nord A.S.	826,732	17,260,975
*	GPV Industri A.S. Series B	2,200	—
	Gronlandsbanken A.S.	1,125	104,556
#*	H Lundbeck A.S.	148,926	4,911,722
*	H+H International A.S. Class B	40,093	467,231
	Harboes Bryggeri A.S. Class B	16,516	284,155
	IC Group A.S.	38,440	1,245,000
#*	Jeudan A.S.	5,970	674,886
	Jyske Bank A.S.	271,315	12,230,189
	Lan & Spar Bank	4,981	300,778
	Matas A.S.	100,771	2,038,728
	NKT Holding A.S.	121,196	6,987,106
#	Nordjyske Bank A.S.	36,553	515,679
*	Parken Sport & Entertainment A.S.	33,556	304,994
	PER Aarsleff A.S. Class B	107,320	2,945,998
	Ringkjoebing Landbobank A.S.	23,199	4,888,369
	Roblon A.S. Class B	2,700	88,846
	Rockwool International A.S. Class B	30,771	4,887,175
	Royal Unibrew A.S.	227,860	10,988,157
	RTX A.S.	29,629	368,314
*	Santa Fe Group A.S.	127,806	1,218,057
	Schouw & Co.	71,589	4,466,449
#	SimCorp A.S.	209,269	9,646,466
	Solar A.S. Class B	26,813	1,364,100
	Spar Nord Bank A.S.	351,498	3,352,586
	Sydbank A.S.	351,217	10,056,200
	TDC A.S.	1,126,830	5,507,433
	Tivoli A.S.	937	568,424
*	TK Development A.S.	608,784	655,955
*	Topdanmark A.S.	491,266	12,481,585
#	United International Enterprises	10,218	1,536,900
*	Vestjysk Bank A.S.	53,413	73,780
*	William Demant Holding A.S.	73,082	7,340,395
#*	Zealand Pharma A.S.	62,015	1,276,246
TOTAL DENMARK			200,454,808

FINLAND — (5.6%)
	Ahlstrom Oyj	46,794	425,781
	Aktia Bank Oyj	60,079	670,571
	Alandsbanken Abp Class B	21,354	364,581
	Alma Media Oyj	42,130	162,930
	Amer Sports Oyj	641,324	18,617,332
	Apetit Oyj	18,766	287,339
#	Aspo Oyj	92,762	784,204
	Atria Oyj	42,958	427,436
#*	BasWare Oyj	43,305	1,885,059
#*	Biotie Therapies Oyj	1,742,936	569,415
#	Bittium Oyj	69,408	506,001
#	Cargotec Oyj Class B	235,592	7,599,172
	Caverion Corp.	522,975	5,056,641
	Citycon Oyj	2,156,160	5,431,673

#	Comptel Oyj	326,527	$571,515
#	Cramo Oyj	181,445	3,732,212
	Digia Oyj	48,912	362,303
#	Elisa Oyj	734,075	28,504,997
	F-Secure Oyj	524,454	1,568,367
*	Finnair Oyj	450,180	2,792,935
	Fiskars Oyj Abp	190,312	3,739,584
*	GeoSentric Oyj	244,900	—
*	Glaston Oyj Abp	46,084	20,525
	HKScan Oyj Class A	172,657	638,452
	Huhtamaki Oyj	467,536	17,334,824
	Ilkka-Yhtyma Oyj	61,503	144,193
#	Kemira Oyj	637,200	7,101,944
	Kesko Oyj Class A	2,752	115,686
#	Kesko Oyj Class B	345,206	15,232,510
#	Konecranes Oyj	262,339	6,253,743
	Lassila & Tikanoja Oyj	171,857	3,126,500
	Lemminkainen Oyj	30,098	479,696
#	Metsa Board Oyj	1,498,878	10,019,431
#	Metso Oyj	435,774	10,385,284
#	Munksjo Oyj	24,345	270,016
#	Neste Oyj	66,182	2,174,879
	Nokian Renkaat Oyj	623,433	21,995,048
	Okmetic Oyj	66,625	576,111
#	Olvi Oyj Class A	68,749	1,962,888
	Oriola-KD Oyj Class A	6,054	29,728
	Oriola-KD Oyj Class B	628,439	3,094,741
#	Orion Oyj Class A	126,645	4,155,917
#	Orion Oyj Class B	420,544	13,881,883
#*	Outokumpu Oyj	3,022,031	11,751,929
#	Outotec Oyj	44,017	165,747
#	PKC Group Oyj	115,436	2,041,415
	Ponsse Oy	45,516	1,139,865
*	Poyry Oyj	188,253	727,971
#	Raisio Oyj Class V	548,453	2,700,862
	Ramirent Oyj	336,343	2,196,533
#	Rapala VMC Oyj	109,543	560,878
#	Revenio Group Oyj	23,248	624,163
	Saga Furs Oyj	1,280	22,573
#	Sanoma Oyj	754,064	3,687,257
	Sponda Oyj(5472563)	281,402	1,184,314
	Sponda Oyj(BYPG6P7)	56,280	236,952
	SRV Group Oyj	15,301	61,413
*	Stockmann Oyj Abp Class A	42,474	327,471
#*	Stockmann Oyj Abp Class B	141,026	1,088,005
#	Technopolis Oyj	572,771	2,444,119
	Teleste Oyj	46,406	458,570
#	Tieto Oyj	295,694	7,704,392
	Tikkurila Oyj	190,569	3,461,198
	Uponor Oyj	283,661	4,122,887
	Vaisala Oyj Class A	44,325	1,214,217
#	Valmet Oyj	342,154	3,763,453
	Viking Line Abp	10,366	259,470

	YIT Oyj	107,539	$609,022
TOTAL FINLAND			255,608,723

FRANCE — (11.2%)
	ABC Arbitrage	67,746	426,260
#	Actia Group	48,398	326,132
#*	Air France-KLM	1,111,495	10,561,200
	Akka Technologies	46,502	1,459,170
	Albioma SA	84,560	1,307,259
	Altamir	100,902	1,191,560
	Alten SA	135,328	8,293,222
	Altran Technologies SA	771,932	10,686,893
	April SA	74,473	961,675
#*	Archos	111,720	243,705
	Arkema SA	298,318	22,349,242
#	Assystem	63,007	1,705,754
	Aubay	23,726	576,162
	Axway Software SA	28,746	647,053
	Bastide le Confort Medical	8,920	172,402
#	Beneteau SA	193,357	2,635,144
	BioMerieux	71,574	8,188,719
	Boiron SA	38,334	3,100,080
	Bollore SA(4572709)	33,291	129,059
*	Bollore SA(BZ0G303)	2,744	10,532
	Bonduelle SCA	76,003	2,237,289
#	Bourbon SA	18,501	276,475
	Burelle SA	3,739	3,275,881
	Catering International Services	14,124	235,432
*	Cegedim SA	23,645	686,095
	Cegid Group SA	26,749	1,507,946
#*	CGG SA	3,104,352	2,365,390
	Chargeurs SA	95,815	961,559
	Cie des Alpes	38,937	655,534
*	Coface SA	55,046	453,916
	Derichebourg SA	554,692	1,712,511
	Devoteam SA	26,531	1,287,833
	Dom Security	2,414	90,640
#	Edenred	843,271	16,348,498
	Eiffage SA	229,296	17,594,896
	Electricite de Strasbourg SA	21,168	2,317,107
#	Elior	246,761	5,403,126
#*	Eramet	28,909	808,489
*	Esso SA Francaise	14,895	698,165
*	Etablissements Maurel et Prom	415,136	1,462,721
	Euler Hermes Group	56,627	5,131,620
	Eurofins Scientific SE	47,119	17,251,196
	Euronext NV	169,662	7,036,711
#	Exel Industries Class A	10,330	791,025
	Faiveley Transport SA	34,183	3,591,289
	Faurecia	306,467	11,602,528
	Fimalac	14,852	1,648,194
	Fleury Michon SA	5,962	407,101
*	Futuren SA	639,522	464,839

*	GameLoft SE	217,331	$1,845,684
	Gaumont SA	13,521	761,744
#	Gaztransport Et Technigaz SA	69,131	2,259,666
	GEA	2,433	207,606
#*	GECI International	59,392	24,330
	Gevelot SA	3,466	495,756
	GFI Informatique SA	868	8,296
	GL Events	46,718	934,304
	Groupe Crit	23,459	1,375,994
*	Groupe Flo	35,997	59,234
*	Groupe Fnac SA	43,883	2,755,632
#	Groupe Gorge	20,272	510,228
	Groupe Open	26,685	543,481
	Guerbet	33,267	2,557,696
	Haulotte Group SA	71,617	1,138,445
	Havas SA	305,254	2,445,686
	Herige SADCS	4,801	107,539
#*	Hipay Group SA	24,579	229,062
*	ID Logistics Group	834	99,627
	Imerys SA	152,734	10,637,437
	Interparfums SA	48,452	1,263,345
	Ipsen SA	170,560	9,780,289
	IPSOS	161,750	3,772,167
	Jacquet Metal Service	67,512	970,819
	Korian SA	191,713	5,641,961
	Lagardere SCA	619,304	16,426,695
	Lanson-BCC	8,795	305,224
	Laurent-Perrier	12,372	1,106,822
*	Le Noble Age	24,612	793,520
	Lectra	116,672	1,695,697
	Linedata Services	2,105	90,983
	LISI	91,883	2,415,411
	Maisons France Confort SA	15,298	748,217
#	Manitou BF SA	48,399	831,693
	Manutan International	14,076	750,261
	Mersen	117,956	1,585,848
#*	METabolic EXplorer SA	151,621	337,608
	Metropole Television SA	293,607	5,349,150
	MGI Coutier	56,309	1,188,702
	Mr Bricolage	30,731	437,126
#*	Naturex	30,862	2,567,198
#	Neopost SA	173,646	3,643,067
*	Nexans SA	175,006	7,852,687
	Nexity SA	159,595	8,305,969
#*	Nicox	61,088	506,507
#*	NRJ Group	71,278	737,551
#	Oeneo SA	95,768	759,393
#*	Onxeo SA(B04P0G6)	126,372	444,696
#*	Onxeo SA(BPFJVR0)	48,958	174,818
	Orpea	167,853	13,961,913
*	Parrot SA	4,891	100,108
*	Pierre & Vacances SA	25,491	922,715
#	Plastic Omnium SA	318,364	10,934,061

	PSB Industries SA	8,161	$441,102
#	Rallye SA	120,177	2,083,613
#*	Recylex SA	46,552	132,168
	Remy Cointreau SA	22,934	1,739,255
	Rexel SA	1,044,821	14,893,656
	Robertet SA	3,063	784,160
	Rothschild & Co.	20,998	518,917
	Rubis SCA	195,671	15,696,477
	Saft Groupe SA	156,473	4,724,655
	Samse SA	8,068	1,077,820
	Sartorius Stedim Biotech	17,869	6,798,606
	Savencia SA	33,142	2,197,783
	SEB SA	120,657	12,505,139
	Seche Environnement SA	11,799	387,860
#*	Sequana SA	289,137	998,527
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,233,823
#*	Societe Internationale de Plantations d'Heveas SA	7,523	275,635
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	129,336
	Societe pour l'Informatique Industrielle	39,566	443,386
#	Societe Television Francaise 1	621,656	8,042,378
#*	SOITEC	964,682	635,966
#*	Solocal Group	170,329	870,907
#	Somfy SA	21,025	7,173,958
	Sopra Steria Group	74,501	8,799,571
*	Spir Communication SA	3,012	23,367
*	Stallergenes Greer P.L.C.	12,201	386,370
#*	Ste Industrielle d'Aviation Latecoere SA	292,288	1,168,887
	Stef SA	28,166	2,057,607
	STMicroelectronics NV	1,076,384	5,991,428
#*	Store Electronic	12,202	258,590
	Sword Group	31,975	870,706
	Synergie SA	70,320	1,905,811
	Tarkett SA	33,594	1,051,378
	Technicolor SA	1,482,868	9,251,426
	Technip SA	17,170	951,547
	Teleperformance	348,982	30,652,257
	Tessi SA	6,807	1,071,462
	Thermador Groupe	13,179	1,228,804
#	Tonnellerie Francois Freres	5,065	527,215
	Total Gabon	1,515	223,010
*	Touax SA	4,773	48,612
	Trigano SA	46,958	3,082,121
*	UBISOFT Entertainment	521,852	16,364,210
	Union Financiere de France BQE SA	16,855	500,460
#	Vallourec SA	246,190	1,601,557
#*	Valneva SE	218,939	843,859
	Vetoquinol SA	16,625	688,107
	Vicat SA	76,047	4,929,259
	VIEL & Cie SA	161,700	679,735
#	Vilmorin & Cie SA	26,220	1,939,103
	Virbac SA	22,063	3,827,653
	Vranken-Pommery Monopole SA	18,262	504,981

*	Worldline SA	6,840	$175,923
TOTAL FRANCE			505,065,040

GERMANY — (14.2%)
	Aareal Bank AG	409,233	13,230,820
	Adler Modemaerkte AG	41,855	399,404
*	ADVA Optical Networking SE	194,362	2,304,354
#*	AIXTRON SE	396,410	1,913,358
*	Aligna AG	318,087	—
	All for One Steeb AG	569	36,858
	Allgeier SE	26,260	480,394
	Amadeus Fire AG	29,384	2,219,782
*	AS Creation Tapeten	7,109	230,880
	Aurubis AG	178,175	8,853,595
#	Axel Springer SE	191,414	10,303,440
#	Balda AG	156,649	463,608
	Basler AG	3,576	193,211
	Bauer AG	33,835	561,014
#	BayWa AG(5838057)	73,868	2,494,891
	BayWa AG(5838068)	124	4,186
	Bechtle AG	80,333	8,279,163
#	Bertrandt AG	27,357	3,132,810
	Bijou Brigitte AG	19,236	1,227,560
	Bilfinger SE	168,907	7,110,609
#	Biotest AG	60,306	1,153,802
*	BKN International AG	33,408	—
	Borussia Dortmund GmbH & Co. KGaA	473,904	2,167,698
	BRAAS Monier Building Group SA	4,703	126,560
#	CANCOM SE	77,352	3,854,090
	Carl Zeiss Meditec AG	160,352	4,947,714
#	CAT Oil AG	6,474	53,340
	CENIT AG	50,676	1,124,291
	CENTROTEC Sustainable AG	40,533	646,282
	Cewe Stiftung & Co. KGAA	30,523	2,007,002
	Comdirect Bank AG	173,523	1,943,901
	CompuGroup Medical SE	118,345	4,998,208
*	Constantin Medien AG	340,089	773,947
*	CropEnergies AG	114,550	475,819
	CTS Eventim AG & Co. KGaA	216,083	7,662,004
	Data Modul AG	11,455	514,933
#*	DEAG Deutsche Entertainment AG	13,697	58,423
#	Delticom AG	28,981	529,298
	Deutsche Beteiligungs AG	41,315	1,266,848
	Deutsche EuroShop AG	130,091	6,091,311
*	Deutsche Lufthansa AG	28,830	465,299
	Deutz AG	599,311	2,827,759
*	Dialog Semiconductor P.L.C.	364,163	14,372,993
	DIC Asset AG	203,345	1,895,648
	DMG Mori AG	308,295	14,332,660
	Dr Hoenle AG	25,078	667,218
	Draegerwerk AG & Co. KGaA	9,114	540,029
#	Drillisch AG	220,824	9,035,998
	Duerr AG	133,802	10,494,975

	Eckert & Ziegler AG	17,297	$385,422
	Elmos Semiconductor AG	53,117	725,221
	ElringKlinger AG	130,170	3,554,587
	Erlus AG	2,970	203,448
*	Euromicron AG	32,612	223,809
#*	Evotec AG	1,103,203	3,975,185
	Fielmann AG	120,175	9,117,840
*	First Sensor AG	19,888	249,653
	Francotyp-Postalia Holding AG Class A	53,729	251,544
	Fraport AG Frankfurt Airport Services Worldwide	96,706	5,856,165
	Freenet AG	652,809	19,497,474
	Fuchs Petrolub SE	152,541	5,902,599
	Gerresheimer AG	201,267	15,747,235
#	Gerry Weber International AG	92,101	1,290,506
	Gesco AG	14,489	1,222,089
	GFK SE	76,236	2,863,635
	GFT Technologies SE	93,571	2,366,629
#	Grammer AG	79,765	3,178,801
	Grenkeleasing AG	38,535	8,182,047
*	H&R AG	10,743	108,651
	Hamburger Hafen und Logistik AG	38,821	571,667
#*	Heidelberger Druckmaschinen AG	1,385,127	3,128,817
	Hella KGaA Hueck & Co.	60,932	2,584,807
	Highlight Communications AG	94,846	633,871
	Hochtief AG	79,951	9,763,271
	Hornbach Baumarkt AG	19,636	631,812
	Hugo Boss AG	64,854	4,239,770
	Indus Holding AG	131,598	6,480,435
#	Init Innovation In Traffic Systems AG	23,180	400,589
	Isra Vision AG	18,038	1,247,245
	Jenoptik AG	237,664	3,803,113
#	K+S AG	292,052	6,811,797
*	Kampa AG	7,101	201
	KION Group AG	256,895	14,945,548
#	Kloeckner & Co. SE	555,392	5,426,345
*	Koenig & Bauer AG	66,442	2,437,684
#*	Kontron AG	437,004	1,580,702
	Krones AG	75,044	9,025,759
	KSB AG	3,466	1,342,409
#	KUKA AG	137,716	14,389,470
	KWS Saat SE	16,076	5,244,307
	Lanxess AG	467,967	22,428,047
	LEG Immobilien AG	289,571	27,247,000
	Leifheit AG	12,090	715,070
#	Leoni AG	157,919	5,434,715
#	LPKF Laser & Electronics AG	112,621	846,615
#*	Manz AG	17,759	678,161
*	MasterFlex SE	19,347	123,329
*	Mediclin AG	88,966	500,651
#*	Medigene AG	49,009	400,014
	MLP AG	238,272	770,764
	MTU Aero Engines AG	247,538	23,693,274
	MVV Energie AG	26,662	627,088

	Nemetschek SE	110,040	$5,302,822
	Nexus AG	48,934	920,805
*	Nordex SE	307,691	8,419,750
	Norma Group SE	180,195	10,058,262
#	OHB SE	34,489	746,742
	Osram Licht AG	343,036	17,634,033
#*	Paion AG	134,475	321,846
*	Patrizia Immobilien AG	202,336	5,661,143
	Pfeiffer Vacuum Technology AG	54,190	6,065,665
	PNE Wind AG	367,537	761,111
	Progress-Werk Oberkirch AG	7,571	317,825
#*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	414,865
#	Puma SE	10,528	2,321,616
*	PVA TePla AG	46,019	146,975
*	QIAGEN NV	776,604	17,268,884
#	QSC AG	313,074	401,778
#	R Stahl AG	14,952	521,647
	Rational AG	14,996	8,015,592
	Rheinmetall AG	223,411	17,814,365
	RHOEN-KLINIKUM AG	261,051	8,120,650
#	RIB Software AG	86,109	892,237
	SAF-Holland SA	248,917	3,065,515
	Salzgitter AG	196,440	5,550,861
#	Schaltbau Holding AG	28,415	1,511,170
	Schloss Wachenheim AG	7,479	117,827
*	SER Systems AG	9,400	—
#*	SGL Carbon SE	290,083	2,976,431
	SHW AG	23,927	674,955
*	Singulus Technologies AG	149,875	37,607
	Sixt SE	80,910	4,347,528
*	SKW Stahl-Metallurgie Holding AG	28,224	109,297
#*	SMA Solar Technology AG	59,062	3,070,012
#*	SMT Scharf AG	18,103	221,500
	Softing AG	21,576	365,050
	Software AG	309,788	12,099,418
#*	Solarworld AG	13,177	134,348
*	Stabilus SA	5,265	253,649
	Stada Arzneimittel AG	277,925	11,004,861
	STRATEC Biomedical AG	27,911	1,352,537
#	Stroeer SE & Co KGaA	116,515	7,310,131
	Suedzucker AG	431,457	7,592,145
*	Suess MicroTec AG	105,674	1,073,585
	Surteco SE	23,681	573,463
#	TAG Immobilien AG	728,668	9,844,233
	Takkt AG	160,610	3,082,794
	Technotrans AG	32,047	594,383
	TLG Immobilien AG	61,555	1,341,688
#*	Tom Tailor Holding AG	108,631	532,602
*	Tomorrow Focus AG	114,390	357,379
	USU Software AG	3,377	64,706
	VERBIO Vereinigte BioEnergie AG	106,176	939,058
*	Vossloh AG	52,719	3,457,146

#	VTG AG	80,128	$2,445,675
#	Wacker Chemie AG	77,716	6,820,471
	Wacker Neuson SE	113,712	1,806,883
	Washtec AG	12,603	523,167
	Wincor Nixdorf AG	158,021	8,765,838
	XING AG	15,678	2,867,825
	Zeal Network SE	31,533	1,486,424
TOTAL GERMANY			642,025,649

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—
*	Alysida SA	2,376	—
*	Atlantic Supermarkets SA	34,730	—
*	Babis Vovos International Construction SA	21,073	—
*	Balafas SA	15,200	—
*	Elektroniki Athinon SA	7,497	768
*	Etma Rayon SA	11,242	—
*	Informatics SA	3,778	—
*	Ipirotiki Software & Publications SA	22,110	—
*	Lan-Net SA	12,688	—
*	Neorion Holdings SA	14,991	—
*	Promota Hellas SA	8,860	—
*	T Bank SA	228,007	—
*	Themeliodomi SA	37,422	—
TOTAL GREECE			768

IRELAND — (1.8%)
	C&C Group P.L.C.(B010DT8)	399,607	1,808,969
	C&C Group P.L.C.(B011Y09)	1,077,904	4,863,221
	Datalex P.L.C.	46,603	156,926
*	FBD Holdings P.L.C.	125,728	944,308
	Glanbia P.L.C.(0066950)	700,613	14,192,385
	Glanbia P.L.C.(4058629)	83,878	1,710,918
	IFG Group P.L.C.	302,015	728,227
*	Independent News & Media P.L.C.	1,593,163	299,526
	Irish Continental Group P.L.C.(BLP5857)	361,886	2,239,399
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,410,109
	Kingspan Group P.L.C.	580,389	15,427,605
	Paddy Power Betfair P.L.C.(BWXC0Z1)	157,699	21,935,391
	Paddy Power Betfair P.L.C.(BWT6H89)	7,915	1,103,960
	Smurfit Kappa Group P.L.C.	546,377	14,054,719
TOTAL IRELAND			80,875,663

ISRAEL — (1.6%)
*	ADO Group, Ltd.	22,568	294,321
#*	Africa Israel Investments, Ltd.	1,160,746	502,991
	Africa Israel Properties, Ltd.	72,055	1,026,123
	Africa Israel Residences, Ltd.	594	10,512
#*	Airport City, Ltd.	316,100	3,093,331
	Albaad Massuot Yitzhak, Ltd.	466	4,877
#*	Allot Communications, Ltd.	103,066	534,909
#	Alrov Properties and Lodgings, Ltd.	43,834	954,969

	Amot Investments, Ltd.	387,692	$1,395,504
	Arad, Ltd.	1,053	8,873
	Ashtrom Properties, Ltd.	3,851	12,140
*	AudioCodes, Ltd.	163,675	756,604
	Avgol Industries 1953, Ltd.	407,132	414,143
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	308,900
	Bayside Land Corp.	3,215	1,109,130
	Big Shopping Centers, Ltd.	12,817	723,893
#*	BioLine RX, Ltd.	59,630	61,302
#	Blue Square Real Estate, Ltd.	21,115	655,168
*	Brack Capital Properties NV	4,086	284,255
#*	Brainsway, Ltd.	39,554	172,501
#*	Cellcom Israel, Ltd.	240,677	1,714,584
*	Ceragon Networks, Ltd.	95,438	117,604
#*	Clal Biotechnology Industries, Ltd.	174,162	140,664
*	Clal Insurance Enterprises Holdings, Ltd.	84,865	975,814
*	Cohen Development & Industrial Buildings, Ltd.	2,564	50,241
#*	Compugen, Ltd.	183,598	1,032,648
	Delek Automotive Systems, Ltd.	155,451	1,502,630
#	Delta-Galil Industries, Ltd.	45,852	1,242,110
	Direct Insurance Financial Investments, Ltd.	60,191	446,847
#	El Al Israel Airlines	803,092	600,710
	Electra, Ltd.	8,000	1,091,916
*	Elron Electronic Industries, Ltd.	62,094	283,378
*	Equital, Ltd.	7,312	123,239
#*	Evogene, Ltd.	70,559	469,974
#	First International Bank Of Israel, Ltd.	164,901	2,043,717
#	FMS Enterprises Migun, Ltd.	10,489	246,230
	Formula Systems 1985, Ltd.	39,602	1,213,794
#	Fox Wizel, Ltd.	17,221	257,545
	Frutarom Industries, Ltd.	110,103	5,773,616
*	Gilat Satellite Networks, Ltd.	78,529	365,794
	Golf & Co., Ltd.	9,144	11,853
#*	Hadera Paper, Ltd.	10,176	287,551
	Harel Insurance Investments & Financial Services, Ltd.	462,997	1,767,579
	Hilan, Ltd.	15,533	208,899
	IDI Insurance Co., Ltd.	12,554	641,818
#	Industrial Buildings Corp., Ltd.	356,888	327,613
*	Israel Discount Bank, Ltd. Class A	2,847,609	4,823,404
	Israel Land Development Co., Ltd. (The)	22,310	115,117
	Ituran Location and Control, Ltd.	10,954	215,640
*	Jerusalem Oil Exploration	41,987	1,709,906
#*	Kamada, Ltd.	121,949	470,446
*	Kenon Holdings, Ltd.	15,336	121,349
	Kerur Holdings, Ltd.	2,133	37,157
	Klil Industries, Ltd.	394	24,427
	Maabarot Products, Ltd.	21,999	315,577
	Magic Software Enterprises, Ltd.	91,003	619,174
	Matrix IT, Ltd.	176,473	1,129,148
	Maytronics, Ltd.	107,947	278,012
#*	Mazor Robotics, Ltd.	180,104	1,092,468
	Meitav DS Investments, Ltd.	38,130	110,579
#	Melisron, Ltd.	52,894	1,908,193

*	Menorah Mivtachim Holdings, Ltd.	121,401	$1,017,704
	Migdal Insurance & Financial Holding, Ltd.	369,964	256,788
#	Mivtach Shamir Holdings, Ltd.	22,547	443,453
*	Naphtha Israel Petroleum Corp., Ltd.	158,384	799,816
	Neto ME Holdings, Ltd.	5,411	390,872
*	Nova Measuring Instruments, Ltd.	111,079	1,153,075
*	Oil Refineries, Ltd.	5,367,932	2,057,403
	Osem Investments, Ltd.	61,591	1,347,252
#*	Partner Communications Co., Ltd.	379,431	1,784,758
	Paz Oil Co., Ltd.	20,754	3,301,196
*	Perion Network, Ltd.	16,455	32,912
*	Phoenix Holdings, Ltd. (The)	270,273	687,700
#	Plasson Industries, Ltd.	13,484	333,402
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,265,253
	Sapiens International Corp. NV	83,378	989,511
#	Shikun & Binui, Ltd.	928,938	1,647,428
	Shufersal, Ltd.	369,124	1,240,048
*	Space Communication, Ltd.	17,611	178,876
#	Strauss Group, Ltd.	121,404	1,818,778
*	Summit Real Estate Holdings, Ltd.	52,116	269,149
#*	Tower Semiconductor, Ltd.	228,562	2,806,054
*	Union Bank of Israel	126,346	459,960
TOTAL ISRAEL			72,514,799

ITALY — (8.3%)
*	A.S. Roma SpA	100,049	48,530
#	A2A SpA	6,379,077	8,283,069
	ACEA SpA	277,652	4,251,855
*	Aedes SIIQ SpA	691,904	329,529
#*	Aeffe SpA	167,738	196,225
#	Alerion Cleanpower SpA	119,152	291,592
	Amplifon SpA	459,258	3,979,548
	Anima Holding SpA	690,273	5,033,830
	Ansaldo STS SpA	567,271	6,770,686
*	Arnoldo Mondadori Editore SpA	694,646	788,141
	Ascopiave SpA	351,354	916,274
#	Astaldi SpA	250,433	1,157,483
*	Autogrill SpA	625,210	5,197,182
	Azimut Holding SpA	573,550	13,190,000
#*	Banca Carige SpA	1,893,751	1,227,122
	Banca Finnat Euramerica SpA	616,149	268,027
	Banca Generali SpA	257,872	7,572,987
	Banca IFIS SpA	147,336	4,876,379
	Banca Mediolanum SpA	776,779	6,196,116
#*	Banca Monte dei Paschi di Siena SpA	1,988,429	1,134,238
	Banca Popolare dell'Emilia Romagna SC	2,548,728	12,112,920
#*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	131,589
	Banca Popolare di Milano Scarl	22,383,595	15,627,576
	Banca Popolare di Sondrio SCARL	2,020,211	7,067,506
#	Banca Profilo SpA	1,221,744	309,306
#	Banco di Desio e della Brianza SpA	224,677	624,276
#*	Banco Popolare SC	1,297,814	8,911,765
	BasicNet SpA	163,532	757,704

*	Beghelli SpA	403,187	$182,708
	BI Esse SpA	58,289	946,631
	Brembo SpA	161,253	8,336,882
#	Brunello Cucinelli SpA	97,526	1,845,422
	Buzzi Unicem SpA	409,864	7,065,488
#	Cairo Communication SpA	130,659	699,750
*	Caltagirone Editore SpA	6,277	6,351
*	Carraro SpA	96,358	145,173
	Cembre SpA	39,007	597,429
	Cementir Holding SpA	325,211	1,626,189
	Cerved Information Solutions SpA	369,658	3,037,992
*	CIR-Compagnie Industriali Riunite SpA	1,860,505	2,199,001
	Credito Emiliano SpA	397,014	2,711,327
*	Credito Valtellinese SC	5,732,088	3,748,433
#*	d'Amico International Shipping SA	830,428	410,983
	Danieli & C Officine Meccaniche SpA	64,484	1,354,946
	Datalogic SpA	101,262	1,975,533
	Davide Campari-Milano SpA	1,476,589	14,737,945
	De' Longhi SpA	269,813	6,132,949
	DeA Capital SpA	273,588	393,099
	DiaSorin SpA	105,633	6,099,797
	Ei Towers SpA	85,321	4,752,047
	El.En. SpA	11,798	534,312
	Elica SpA	4,665	10,398
	Engineering SpA	25,068	1,867,484
	ERG SpA	268,637	3,653,017
	Esprinet SpA	158,082	1,428,046
*	Eurotech SpA	90,850	135,439
	Falck Renewables SpA	592,587	648,783
	FinecoBank Banca Fineco SpA	568,678	4,782,496
	FNM SpA	627,039	305,894
#*	Geox SpA	377,829	1,223,413
*	Gruppo Editoriale L'Espresso SpA	362,069	396,751
#	Gruppo MutuiOnline SpA	99,336	791,334
	Hera SpA	2,988,539	8,921,292
#*	IMMSI SpA	1,202,186	508,345
	Industria Macchine Automatiche SpA	59,958	3,515,903
*	Intek Group SpA	1,768,514	483,385
	Interpump Group SpA	353,040	5,157,385
	Iren SpA	2,540,951	4,548,781
	Italcementi SpA	926,791	10,862,168
	Italmobiliare SpA	45,336	2,027,714
*	Juventus Football Club SpA	1,857,497	542,983
	La Doria SpA	54,136	810,869
*	Landi Renzo SpA	81,897	47,009
#*	Maire Tecnimont SpA	628,389	1,893,664
	MARR SpA	169,025	3,403,187
	Mediaset SpA	3,479,950	14,345,807
	Moleskine SpA	115,443	244,512
	Moncler SpA	300,019	5,061,183
	Nice SpA	71,162	202,486
	Parmalat SpA	1,488,328	4,116,055
#	Piaggio & C SpA	851,089	1,800,118

#*	Prelios SpA	127,326	$11,374
#	Prima Industrie SpA	15,358	191,610
	Prysmian SpA	991,595	22,435,174
	Recordati SpA	474,431	11,867,295
*	Reno de Medici SpA	840,050	329,263
	Reply SpA	21,983	3,256,041
#*	Retelit SpA	670,793	455,338
*	Richard-Ginori 1735 SpA	8,489	—
#*	Rizzoli Corriere Della Sera Mediagroup SpA	1,025,850	549,294
#	Sabaf SpA	25,688	300,881
	SAES Getters SpA	30,068	405,704
#*	Safilo Group SpA	159,815	1,422,956
#*	Saipem SpA	26,968,903	10,784,897
	Salini Impregilo SpA	1,045,957	4,413,618
#	Salvatore Ferragamo SpA	206,532	5,267,977
#*	Saras SpA	1,268,265	2,034,005
	SAVE SpA	85,250	1,223,323
	Servizi Italia SpA	34,833	146,542
#*	Snai SpA	117,457	110,805
	Societa Cattolica di Assicurazioni SCRL	691,509	4,713,406
	Societa Iniziative Autostradali e Servizi SpA	319,349	3,269,242
*	Sogefi SpA	243,264	390,830
	SOL SpA	161,050	1,433,602
#	Tamburi Investment Partners SpA	256,379	913,785
*	Tiscali SpA	9,160,788	589,011
#	Tod's SpA	64,208	4,571,878
#	Trevi Finanziaria Industriale SpA	351,628	598,597
#	TXT e-solutions SpA	28,342	245,851
	Unione di Banche Italiane SpA	1,418,008	5,237,186
	Unipol Gruppo Finanziario SpA	2,012,503	8,131,933
	Vittoria Assicurazioni SpA	121,004	1,175,609
*	Yoox Net-A-Porter Group SpA	280,998	8,610,475
	Zignago Vetro SpA	142,878	939,492
TOTAL ITALY			376,554,737

NETHERLANDS — (4.7%)
	Aalberts Industries NV	558,677	19,346,557
	Accell Group	131,423	2,795,136
	AFC Ajax NV	18,134	172,924
	AMG Advanced Metallurgical Group NV	155,390	1,627,704
	Amsterdam Commodities NV	92,796	2,499,681
#	APERAM SA	270,393	10,301,676
	Arcadis NV	353,162	6,576,601
	ASM International NV	290,828	13,005,166
*	Atag Group NV	4,630	—
	BE Semiconductor Industries NV	162,042	4,427,602
	Beter Bed Holding NV	99,987	2,502,811
	BinckBank NV	263,185	1,959,116
	Boskalis Westminster	240,661	9,432,204
#	Brunel International NV	103,416	2,172,938
	Corbion NV	334,113	7,925,523
#	Delta Lloyd NV	1,303,842	6,043,693
*	Fugro NV	301,565	5,783,529

#	Gemalto NV	171,086	$12,628,217
*	Heijmans NV	105,501	991,472
	Hunter Douglas NV	8,530	368,745
	IMCD Group NV	5,542	207,122
	KAS Bank NV	80,799	930,100
	Kendrion NV	67,325	1,657,083
*	Koninklijke BAM Groep NV	1,401,173	6,616,037
	Koninklijke Vopak NV	222,669	11,074,397
	Nederland Apparatenfabriek	27,865	1,029,899
*	OCI NV	171,738	3,355,531
#*	Ordina NV	866,273	1,042,887
*	PostNL NV	2,511,108	10,213,515
#*	SBM Offshore NV	936,863	11,900,356
#	Sligro Food Group NV	132,450	5,178,879
#*	SNS Reaal NV	705,718	—
*	Telegraaf Media Groep NV	170,034	745,982
	TKH Group NV	216,865	9,270,407
	TNT Express NV	2,218,089	19,899,432
*	TomTom NV	575,952	5,610,847
	USG People NV	430,618	8,507,337
	Van Lanschot NV	12,581	265,880
	Wessanen	469,148	5,076,254
TOTAL NETHERLANDS			213,143,240

NORWAY — (1.8%)
	ABG Sundal Collier Holding ASA	1,766,651	1,339,198
	AF Gruppen ASA	18,209	290,551
#*	Akastor ASA	917,989	971,914
	Aker ASA Class A	87,316	1,626,554
	Aker Solutions ASA	39,602	126,858
#	American Shipping Co. ASA	196,875	657,740
	Arendals Fossekompani A.S.	90	23,081
#	Atea ASA	330,693	3,154,238
	Austevoll Seafood ASA	425,892	3,495,018
#*	Axactor	1,589,997	357,402
	Bakkafrost P/F	169,646	6,564,562
#*	Biotec Pharmacon ASA	139,685	202,483
	Bonheur ASA	93,826	634,016
	Borregaard ASA	332,651	2,229,159
	BW LPG, Ltd.	240,508	1,458,873
#	BW Offshore, Ltd.	3,202,396	501,514
*	Deep Sea Supply P.L.C.	708,301	82,577
#*	Det Norske Oljeselskap ASA	465,731	3,478,236
#*	DNO ASA	1,539,886	1,180,351
*	DOF ASA	83,891	39,768
	Ekornes ASA	111,584	1,235,706
#*	Electromagnetic GeoServices ASA	164,483	4,959
	Farstad Shipping ASA	63,512	101,943
#*	Fred Olsen Energy ASA	124,661	420,311
	Frontline, Ltd.	88,927	750,751
	Ganger Rolf ASA	56,880	305,423
	Grieg Seafood ASA	176,846	918,102
#	Hexagon Composites ASA	344,201	967,600

#	Hoegh LNG Holdings, Ltd.	183,008	$1,952,549
*	Kongsberg Automotive ASA	1,995,646	1,729,428
#	Kvaerner ASA	1,616,475	1,374,093
	Leroy Seafood Group ASA	21,115	996,836
#*	Nordic Semiconductor ASA	580,588	3,227,895
#*	Norske Skogindustrier ASA	709,859	170,680
#*	Norwegian Air Shuttle ASA	149,161	5,600,856
*	Norwegian Property ASA	33,114	34,411
#	Ocean Yield ASA	30,268	202,892
*	Odfjell SE Class A	134,257	372,075
#	Olav Thon Eiendomsselskap ASA	115,054	1,907,836
	Opera Software ASA	514,924	4,090,990
#	Petroleum Geo-Services ASA	545,070	1,519,762
#*	PhotoCure ASA	52,582	215,849
#	Prosafe SE	1,049,727	617,203
	Protector Forsikring ASA	94,029	854,591
#*	Q-Free ASA	179,836	221,170
#*	REC Silicon ASA	14,281,005	2,404,831
	Salmar ASA	101,001	2,474,592
#*	Seadrill, Ltd.	34,125	109,445
	Selvaag Bolig ASA	4,026	12,304
#*	Sevan Marine ASA	124,800	291,957
#	Solstad Offshore ASA	62,524	123,581
*	Songa Offshore	4,519,417	179,907
	SpareBank 1 SMN	131,684	838,773
	SpareBank 1 SR-Bank ASA	183,053	896,192
	Stolt-Nielsen, Ltd.	119,555	1,346,516
*	Storebrand ASA	15,790	61,507
#	Tomra Systems ASA	647,834	6,741,485
	Veidekke ASA	383,880	5,209,796
	Wilh Wilhelmsen ASA	249,256	1,234,518
#	Wilh Wilhelmsen Holding ASA Class A	61,068	1,150,583
	XXL ASA	18,706	228,120
TOTAL NORWAY			81,512,111

PORTUGAL — (1.2%)
	Altri SGPS SA	577,518	2,514,886
#*	Banco BPI SA	2,302,313	3,281,791
#*	Banco Comercial Portugues SA Class R	315,057,219	12,779,934
*	Banco Espirito Santo SA	4,777,921	—
	Corticeira Amorim SGPS SA	64,420	491,370
	CTT-Correios de Portugal SA	466,284	4,382,988
	EDP Renovaveis SA	633,543	4,829,362
	Ibersol SGPS SA	20,401	213,504
#*	Impresa SGPS SA	187,798	78,001
#	Mota-Engil SGPS SA	552,359	1,168,954
	NOS SGPS SA	1,025,253	6,828,353
	Novabase SGPS SA	65,729	156,381
	Portucel SA	2,010,412	7,308,259
	REN - Redes Energeticas Nacionais SGPS SA	1,280,761	4,193,236
	Semapa-Sociedade de Investimento e Gestao	37,602	495,873
*	Sonae Capital SGPS SA	58,125	40,093
*	Sonae Industria SGPS SA	41,815,428	224,396

	Sonae SGPS SA	4,447,452	$5,353,175
	Teixeira Duarte SA	710,639	226,569
TOTAL PORTUGAL			54,567,125

SPAIN — (5.0%)
	Acciona SA	137,766	10,646,377
#	Acerinox SA	785,298	9,072,057
#	Adveo Group International SA	104,096	499,627
	Almirall SA	289,516	4,856,231
#*	Amper SA(5744228)	991,731	136,383
	Amper SA(BD6R4N6)	20,775	2,860
	Applus Services SA	257,116	2,279,327
	Atresmedia Corp de Medios de Comunicacion SA	314,885	3,442,835
	Azkoyen SA	64,022	306,801
	Bankinter SA	298,301	2,101,753
*	Baron de Ley	13,454	1,548,127
#	Bolsas y Mercados Espanoles SHMSF SA	410,153	13,207,286
#*	Caja de Ahorros del Mediterraneo	116,412	—
#*	Cementos Portland Valderrivas SA	68,410	469,278
	Cia de Distribucion Integral Logista Holdings SA	90,331	2,038,227
	Cie Automotive SA	249,123	4,479,474
	Clinica Baviera SA	3,698	24,338
#	Construcciones y Auxiliar de Ferrocarriles SA	8,201	2,615,289
*	Deoleo SA	824,368	215,179
	Distribuidora Internacional de Alimentacion SA	2,594,077	13,441,283
#	Duro Felguera SA	249,634	434,169
#	Ebro Foods SA	366,900	7,996,621
#*	eDreams ODIGEO SA	227,556	488,745
	Elecnor SA	191,752	1,604,017
	Ence Energia y Celulosa SA	1,137,185	3,822,367
*	Ercros SA	747,576	506,205
	Faes Farma SA	1,344,376	4,229,865
#	Fluidra SA	155,559	651,905
#*	Fomento de Construcciones y Contratas SA	949,008	8,194,562
	Gamesa Corp. Tecnologica SA	1,266,922	24,932,146
	Grupo Catalana Occidente SA	198,219	5,618,473
#*	Grupo Ezentis SA	807,544	362,191
	Iberpapel Gestion SA	36,518	739,903
#*	Indra Sistemas SA	564,890	6,559,759
*	Inmobiliaria Colonial SA	8,166,865	6,038,073
	Inmobiliaria del Sur SA	2,902	26,130
	Laboratorios Farmaceuticos Rovi SA	68,607	1,152,991
*	Liberbank SA	1,775,702	2,196,126
#	Mediaset Espana Comunicacion SA	879,043	10,089,391
#	Melia Hotels International SA	439,152	5,155,907
	Miquel y Costas & Miquel SA	38,054	1,667,510
*	NH Hotel Group SA	1,249,728	5,735,623
	Nmas1 Dinamia SA	20,438	178,171
#	Obrascon Huarte Lain SA	624,563	3,977,224
	Papeles y Cartones de Europa SA	277,855	1,767,712
*	Pescanova SA	68,547	—
*	Pharma Mar SA	983,996	2,886,994
	Prim SA	39,424	398,911

#*	Promotora de Informaciones SA Class A	265,465	$1,750,179
#	Prosegur Cia de Seguridad SA	1,278,572	7,191,715
#*	Quabit Inmobiliaria SA	6,377,966	282,033
*	Realia Business SA	755,842	873,931
#	Sacyr SA	1,083,278	2,081,361
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	47,248
#*	Solaria Energia y Medio Ambiente SA	207,171	151,816
#	Tecnicas Reunidas SA	162,010	4,544,718
*	Tecnocom Telecomunicaciones y Energia SA	146,125	222,902
#	Tubacex SA	628,121	1,476,036
#	Tubos Reunidos SA	510,636	379,259
#	Vidrala SA	80,878	4,764,291
	Viscofan SA	229,641	13,728,737
*	Vocento SA	231,302	337,995
	Zardoya Otis SA	671,651	7,795,956
TOTAL SPAIN			224,422,600

SWEDEN — (8.0%)
	AAK AB	127,270	10,102,135
#	Acando AB	328,344	800,865
	AddLife AB	68,296	908,560
	AddNode Group AB	22,737	152,345
	AddTech AB Class B	273,182	3,770,426
	AF AB Class B	289,822	5,309,372
#	Anoto Group AB	2,431,411	152,560
#*	Arcam AB	6,436	138,913
*	Arise AB	36,861	77,216
#	Atrium Ljungberg AB Class B	95,870	1,655,650
	Avanza Bank Holding AB	95,405	4,248,119
#	Axfood AB	302,491	5,582,235
	B&B Tools AB Class B	110,929	2,042,642
*	BE Group AB	26,705	5,256
	Beijer Alma AB	109,736	2,927,577
	Beijer Electronics AB	53,995	335,168
	Beijer Ref AB Class B	71,389	1,853,715
	Betsson AB	443,610	6,873,906
	Bilia AB Class A	219,410	4,910,990
	BillerudKorsnas AB	439,507	7,174,685
	BioGaia AB Class B	80,262	2,134,827
	Biotage AB	217,611	736,545
	Bjorn Borg AB	10,176	39,839
#	Bulten AB	78,904	721,929
	Bure Equity AB	316,106	2,705,377
	Byggmax Group AB	279,428	2,562,262
	Castellum AB	752,169	11,940,703
	Catena AB	53,725	825,837
	Cavotec SA	16,457	49,701
	Clas Ohlson AB Class B	174,360	3,327,760
*	Cloetta AB Class B	1,120,913	3,557,373
	Com Hem Holding AB	122,778	1,130,411
	Concentric AB	195,958	2,220,384
#*	Concordia Maritime AB Class B	100,760	206,947
	Corem Property Group AB Class B	2,296	8,028

	Dios Fastigheter AB	216,408	$1,587,826
*	Doro AB	144,591	1,322,366
	Duni AB	203,817	3,380,943
*	East Capital Explorer AB	47,726	318,687
#	Elekta AB Class B	1,531,365	11,429,915
*	Eltel AB	12,341	132,724
	Enea AB	63,008	713,029
#*	Eniro AB	1,790,180	175,216
	Fabege AB	651,224	10,973,089
	Fagerhult AB	61,437	1,249,654
*	Fastighets AB Balder	273,718	6,931,836
	Fenix Outdoor International AG	8,198	397,703
#*	Fingerprint Cards AB Class B	74,900	4,350,319
	Granges AB	29,025	251,943
	Gunnebo AB	147,570	786,095
	Haldex AB	218,762	1,925,094
	Heba Fastighets AB Class B	42,288	578,019
	Hemfosa Fastigheter AB	558,822	6,128,663
	Hexpol AB	1,036,985	11,505,331
	HIQ International AB	265,970	1,637,110
	HMS Networks AB	7,040	192,881
	Holmen AB Class B	264,932	8,665,746
	Hufvudstaden AB Class A	360,825	5,706,881
#	Indutrade AB	125,845	7,717,847
	Infant Bacterial Therapeutics AB	8,026	102,079
	Intrum Justitia AB	385,511	13,585,468
	Inwido AB	109,811	1,350,980
	ITAB Shop Concept AB Class B	11,017	345,363
	JM AB	384,329	9,946,003
	KappAhl AB	276,407	1,098,023
*	Karolinska Development AB Class B	90,079	91,447
	Klovern AB Class B	2,195,171	2,481,870
	KNOW IT AB	51,405	417,600
	Kungsleden AB	790,576	5,591,048
	Lagercrantz Group AB Class B	235,329	2,245,191
	Lindab International AB	332,038	2,652,025
	Loomis AB Class B	308,465	8,706,573
*	Medivir AB Class B	112,463	782,098
#	Mekonomen AB	112,051	2,772,462
	Modern Times Group MTG AB Class B	264,332	7,908,953
	MQ Holding AB	165,718	854,555
	Mycronic AB	377,276	3,403,963
	NCC AB Class A	9,901	362,071
	NCC AB Class B	107,157	3,900,225
	Nederman Holding AB	4,621	128,165
#*	Net Insight AB Class B	1,229,052	716,731
#	NetEnt AB	146,096	8,241,025
#	New Wave Group AB Class B	228,803	985,460
	Nibe Industrier AB Class B	367,650	12,599,765
	Nobia AB	644,291	6,733,738
	Nolato AB Class B	123,329	3,454,787
	Nordnet AB Class B	388,808	1,658,839
	OEM International AB Class B	44,190	711,378

	Opus Group AB	794,761	$443,984
*	Oriflame Holding AG	138,456	2,749,288
	Peab AB	798,464	7,056,773
#*	Pricer AB Class B	758,694	780,506
	Proact IT Group AB	39,943	619,732
	Probi AB	8,661	129,258
#*	Qliro Group AB	377,271	413,132
	Ratos AB Class B	1,069,160	6,847,961
*	RaySearch Laboratories AB	69,336	1,029,348
#	Recipharm AB Class B	43,201	807,768
	Rezidor Hotel Group AB	404,430	1,911,096
	Saab AB Class B	263,513	9,028,980
	Sagax AB Class B	82,078	684,908
#*	SAS AB	764,131	2,171,685
	Scandi Standard AB	153,008	1,110,586
#*	Seamless Distribution AB	16,641	16,706
	Sectra AB Class B	58,461	739,673
#	Semcon AB	100,425	480,422
#*	Sensys Gatso Group AB	223,860	67,682
	SkiStar AB	110,113	1,578,866
#*	SSAB AB Class A(B17H0S8)	1,028,423	3,698,228
#*	SSAB AB Class A(BPRBWK4)	189,016	677,786
*	SSAB AB Class B(B17H3F6)	172,820	518,096
*	SSAB AB Class B(BPRBWM6)	515,343	1,541,904
#	Sweco AB Class B	307,843	5,063,176
	Swedol AB Class B	37,176	82,409
#	Systemair AB	48,630	617,869
	Thule Group AB (The)	62,505	860,269
*	Transcom Worldwide AB	35,939	348,970
	Unibet Group P.L.C.	1,048,368	11,883,891
	VBG Group AB Class B	137	1,936
*	Victoria Park AB Class A	53,347	114,366
*	Victoria Park AB Class B	198,134	426,573
	Vitrolife AB	70,710	2,971,986
	Wallenstam AB Class B	785,619	6,778,976
	Wihlborgs Fastigheter AB	333,847	7,080,492
TOTAL SWEDEN			364,412,341

SWITZERLAND — (12.0%)
*	AFG Arbonia-Forster Holding AG	183,624	2,167,838
	Allreal Holding AG	59,118	8,556,161
#	Alpiq Holding AG	13,713	934,586
#	ALSO Holding AG	15,664	1,052,233
	ams AG	372,640	12,770,113
	APG SGA SA	7,581	3,167,786
	Aryzta AG	74,154	3,064,438
	Ascom Holding AG	212,982	3,994,860
	Autoneum Holding AG	16,300	4,190,251
	Bachem Holding AG Class B	23,344	1,438,554
	Baloise Holding AG	181,221	23,002,802
	Bank Coop AG	30,632	1,359,824
	Banque Cantonale de Geneve	3,968	1,148,703
	Banque Cantonale du Jura	4,442	259,885

	Banque Cantonale Vaudoise	9,348	$6,513,986
	Barry Callebaut AG	1,514	1,641,493
#	Basler Kantonalbank	5,896	449,836
	Belimo Holding AG	2,156	5,850,687
	Bell AG	400	1,591,633
	Bellevue Group AG	38,832	605,308
#	Berner Kantonalbank AG	22,478	4,509,767
	BFW Liegenschaften AG	620	23,826
	BKW AG	64,177	2,698,025
	Bobst Group SA	44,716	2,691,370
#	Bossard Holding AG Class A	32,905	3,467,030
	Bucher Industries AG	32,790	7,961,152
	Burckhardt Compression Holding AG	11,640	3,988,576
	Burkhalter Holding AG	20,988	2,789,964
	Calida Holding AG	25,084	904,224
	Carlo Gavazzi Holding AG	1,415	310,179
	Cembra Money Bank AG	79,022	5,515,648
	Cham Paper Holding AG	1,894	516,376
#*	Charles Voegele Holding AG	41,895	232,658
	Cicor Technologies	5,936	148,090
	Cie Financiere Tradition SA	9,458	649,611
	Clariant AG	849,328	15,363,691
	Coltene Holding AG	20,758	1,401,609
	Conzzeta AG	6,093	4,062,435
*	Cosmo Pharmaceuticals SA	7,841	1,246,344
	Daetwyler Holding AG	37,940	5,652,436
	DKSH Holding AG	91,087	6,230,117
	dorma+kaba Holding AG Class B	16,675	10,634,717
*	Dufry AG	95,942	11,783,008
	Edmond de Rothschild Suisse SA	152	2,546,381
	EFG International AG	295,881	1,689,647
	Emmi AG	12,810	6,995,069
	Energiedienst Holding AG	68,912	1,612,491
	Feintool International Holding AG	7,642	706,805
	Flughafen Zuerich AG	22,078	19,750,921
	Forbo Holding AG	6,853	8,294,360
	Galenica AG	3,855	5,785,129
	GAM Holding AG	925,197	13,368,268
	Gategroup Holding AG	146,738	6,547,713
	Georg Fischer AG	22,511	18,178,974
	Gurit Holding AG	1,979	1,234,459
	Helvetia Holding AG	36,269	20,725,039
	HOCHDORF Holding AG	1,883	368,126
	Huber + Suhner AG	68,604	3,566,876
	Implenia AG	85,074	5,342,064
	Inficon Holding AG	9,382	3,094,430
	Interroll Holding AG	3,127	2,750,905
	Intershop Holding AG	7,286	3,578,587
	Jungfraubahn Holding AG	3,095	330,816
	Kardex AG	36,063	2,968,673
	Komax Holding AG	18,811	4,263,070
	Kudelski SA	195,049	3,324,836
	Kuoni Reisen Holding AG	19,325	7,252,898

	LEM Holding SA	3,773	$3,197,135
	Liechtensteinische Landesbank AG	27,968	1,116,901
*	LifeWatch AG	10,818	145,685
#	Logitech International SA	703,059	11,173,505
	Lonza Group AG	21,033	3,555,446
	Luzerner Kantonalbank AG	16,857	6,946,016
	MCH Group AG	1,404	94,649
	Metall Zug AG	862	2,485,508
#*	Meyer Burger Technology AG	395,076	1,415,199
	Mobilezone Holding AG	137,467	2,070,314
	Mobimo Holding AG	30,340	7,385,039
	OC Oerlikon Corp. AG	929,429	9,585,693
#*	Orascom Development Holding AG	60,240	540,170
#*	Orell Fuessli Holding AG	5,028	658,646
	Orior AG	27,189	1,766,083
	Panalpina Welttransport Holding AG	63,044	7,041,073
*	Parco Industriale e Immobiliare SA	600	—
	Phoenix Mecano AG	2,998	1,337,072
*	Plazza AG	5,852	1,248,190
	PSP Swiss Property AG	201,709	19,395,266
	Rieter Holding AG	17,376	3,751,462
	Romande Energie Holding SA	2,625	2,609,084
	Schaffner Holding AG	2,950	639,694
*	Schmolz + Bickenbach AG	2,457,257	1,813,709
	Schweiter Technologies AG	4,417	4,071,486
	SFS Group AG	10,663	793,126
	Siegfried Holding AG	21,833	4,025,782
	St Galler Kantonalbank AG Class A	11,388	4,835,908
	Straumann Holding AG	55,594	19,135,059
	Sulzer AG	122,816	12,178,703
	Swiss Prime Site AG	196,890	17,347,002
	Swissquote Group Holding SA	45,894	1,139,704
	Tamedia AG	14,493	2,502,637
	Tecan Group AG	37,394	5,685,277
	Temenos Group AG	318,043	17,375,920
	Thurgauer Kantonalbank	153	13,196
*	Tornos Holding AG	2,046	7,442
	U-Blox AG	30,554	5,867,948
	Valiant Holding AG	83,882	8,936,939
	Valora Holding AG	15,963	3,985,955
	Vaudoise Assurances Holding SA	5,091	2,757,418
	Vetropack Holding AG	856	1,413,322
*	Von Roll Holding AG	250,484	179,700
	Vontobel Holding AG	136,975	5,938,774
	VP Bank AG	4,376	415,363
	VZ Holding AG	8,355	2,208,469
	Walliser Kantonalbank	16,716	1,355,986
	Walter Meier AG	22,913	776,149
	Ypsomed Holding AG	16,382	2,337,728
	Zehnder Group AG	57,019	2,300,715
	Zug Estates Holding AG Class B	612	1,012,587

Zuger Kantonalbank AG	606	$3,134,108
TOTAL SWITZERLAND		542,522,309

TOTAL COMMON STOCKS		3,907,761,291

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
# Biotest AG	31,089	520,164
Draegerwerk AG & Co. KGaA	15,936	1,080,191
Fuchs Petrolub SE	207,640	9,252,268
Jungheinrich AG	81,837	7,455,925
Sartorius AG	26,367	6,705,620
Sixt SE	39,613	1,691,846
STO SE & Co. KGaA	5,694	722,661
Villeroy & Boch AG	41,209	675,731
TOTAL GERMANY		28,104,406

TOTAL PREFERRED STOCKS		28,104,406

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* Intercell AG Rights	254,689	—

ISRAEL — (0.0%)
* Gilat Satellite Networks, Ltd. Rights 3/21/16	7,995	17,251
* Industrial Building Corp, Ltd. Rights 4/13/16	118,963	44,624
TOTAL ISRAEL		61,875

NETHERLANDS — (0.0%)
#* Delta Lloyd NV Rights 4/7/16	1,303,842	1,811,526

SWITZERLAND — (0.0%)
* Von Roll Holding AG Rights 4/6/16	250,484	—
TOTAL RIGHTS/WARRANTS		1,873,401

SECURITIES LENDING COLLATERAL — (13.1%)
§@ DFA Short Term Investment Fund	51,087,500	591,082,370
TOTAL INVESTMENTS — (100.0%) (Cost $3,896,497,429)^^		$4,528,821,468

Summary of the Series' investments as of March 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$121,921,712	—	$121,921,712
Belgium	—	172,159,666	—	172,159,666
Denmark	—	200,454,808	—	200,454,808
Finland	—	255,608,723	—	255,608,723
France	$24,330	505,040,710	—	505,065,040
Germany	8,765,838	633,259,811	—	642,025,649
Greece	—	768	—	768
Ireland	—	80,875,663	—	80,875,663
Israel	—	72,514,799	—	72,514,799
Italy	6,196,116	370,358,621	—	376,554,737
Netherlands	—	213,143,240	—	213,143,240
Norway	357,402	81,154,709	—	81,512,111
Portugal	—	54,567,125	—	54,567,125
Spain	47,248	224,375,352	—	224,422,600
Sweden	1,010,639	363,401,702	—	364,412,341
Switzerland	1,355,986	541,166,323	—	542,522,309
Preferred Stocks
Germany	—	28,104,406	—	28,104,406
Rights/Warrants
Austria	—	—	—	—
Israel	—	61,875	—	61,875
Netherlands	—	1,811,526	—	1,811,526
Switzerland	—	—	—	—
Securities Lending Collateral	—	591,082,370	—	591,082,370
TOTAL	$17,757,559	$4,511,063,909	—	$4,528,821,468

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.8%)
Consumer Discretionary — (8.0%)
	Aimia, Inc.	171,864	$1,118,191
#*	Amaya, Inc.	17,000	227,757
#	AutoCanada, Inc.	130,981	1,837,516
#	BMTC Group, Inc.	17,481	188,438
*	BRP, Inc.	41,500	620,862
	Cineplex, Inc.	169,535	6,601,259
	Cogeco, Inc.	36,765	1,610,725
#	Corus Entertainment, Inc. Class B	468,941	4,246,195
	DHX Media, Ltd.(BRF12N3)	2,500	13,956
	DHX Media, Ltd.(BRF12P5)	132,910	737,849
	Dorel Industries, Inc. Class B	169,797	3,804,499
	EnerCare, Inc.	438,600	5,150,067
#	Gamehost, Inc.	41,992	305,543
#	Glacier Media, Inc.	137,300	74,002
#	goeasy, Ltd.	3,600	53,719
*	Great Canadian Gaming Corp.	299,800	4,295,883
*	IMAX Corp.	259,917	8,080,820
*	Indigo Books & Music, Inc.	2,302	26,374
#	Leon's Furniture, Ltd.	138,475	1,546,015
	Martinrea International, Inc.	476,656	3,765,537
	MTY Food Group, Inc.	71,063	1,888,812
#*	Performance Sports Group, Ltd.	66,703	213,141
#	Pizza Pizza Royalty Corp.	83,326	887,314
	Reitmans Canada, Ltd. Class A	260,312	811,753
	RONA, Inc.	676,245	12,324,712
#*	Sears Canada, Inc.	50,217	141,130
	Torstar Corp. Class B	283,089	335,674
*	TVA Group, Inc. Class B	7,000	21,829
	Uni-Select, Inc.	67,335	2,900,784
	Whistler Blackcomb Holdings, Inc.	178,805	3,684,175
*	Yellow Pages, Ltd.	147,535	2,351,472
Total Consumer Discretionary			69,866,003

Consumer Staples — (3.6%)
#	AGT Food & Ingredients, Inc.	125,802	3,675,985
	Andrew Peller, Ltd. Class A	3,400	77,097
	Clearwater Seafoods, Inc.	80,257	790,365
	Corby Spirit and Wine, Ltd.	70,767	1,012,397
	Cott Corp.	509,721	7,084,092
	High Liner Foods, Inc.	83,191	960,820
#	Liquor Stores N.A., Ltd.	162,911	995,968
	Maple Leaf Foods, Inc.	167,164	3,494,516
*	Neptune Technologies & Bioressources, Inc.	22,102	22,123
	North West Co., Inc. (The)	242,310	5,395,654
#	Premium Brands Holdings Corp.	106,943	4,513,221
#	Rogers Sugar, Inc.	505,571	2,004,767
#*	SunOpta, Inc.	288,340	1,287,678
Total Consumer Staples			31,314,683

Energy — (15.0%)
*	Advantage Oil & Gas, Ltd.	1,100,531	6,041,799

*	Africa Oil Corp.	118,230	$199,364
	AKITA Drilling, Ltd. Class A	40,600	223,515
#*	Athabasca Oil Corp.	828,343	656,934
*	Bankers Petroleum, Ltd.	1,376,399	1,950,009
#	Baytex Energy Corp.	91,162	360,086
#*	Bellatrix Exploration, Ltd.	967,258	983,084
*	Birchcliff Energy, Ltd.	561,498	2,287,064
#*	BlackPearl Resources, Inc.	1,397,501	699,423
#	Bonavista Energy Corp.	1,035,276	2,088,487
#	Bonterra Energy Corp.	175,395	2,857,639
#*	Boulder Energy, Ltd.	261,638	517,736
#	Calfrac Well Services, Ltd.	389,570	407,942
#*	Canacol Energy, Ltd.	452,342	1,187,669
#	Canadian Energy Services & Technology Corp.	953,842	2,342,834
	Canyon Services Group, Inc.	313,070	887,082
#*	Cequence Energy, Ltd.	863,916	199,557
#*	Chinook Energy, Inc.	496,199	217,774
*	Corridor Resources, Inc.	1,246	537
*	Crew Energy, Inc.	820,275	2,431,614
#*	Delphi Energy Corp.	901,739	680,427
#*	Denison Mines Corp.	2,178,471	1,224,473
#	Enbridge Income Fund Holdings, Inc.	251,755	5,737,785
	Enerflex, Ltd.	445,163	3,499,607
#*	Energy Fuels, Inc.	76,572	169,799
#	Enerplus Corp.	364,233	1,427,485
	Ensign Energy Services, Inc.	758,725	3,493,494
#*	Epsilon Energy, Ltd.	260,061	660,790
*	Essential Energy Services Trust	628,241	314,423
#	Freehold Royalties, Ltd.	128,951	1,046,501
*	GASFRAC Energy Services, Inc.	91,560	1
#	Gibson Energy, Inc.	411,174	5,445,384
*	Gran Tierra Energy, Inc.	1,405,819	3,507,106
	Granite Oil Corp.	195,608	977,475
#*	Ithaca Energy, Inc.	1,599,055	824,922
#*	Kelt Exploration, Ltd.	251,041	765,446
#*	Lightstream Resources, Ltd.	1,035,197	274,990
#*	Long Run Exploration, Ltd.	849,601	317,272
	McCoy Global, Inc.	51,537	79,364
*	MEG Energy Corp.	76,100	383,796
#	Mullen Group, Ltd.	536,825	5,947,959
#	Newalta Corp.	272,371	406,853
	North American Energy Partners, Inc.	129,534	267,296
*	NuVista Energy, Ltd.	707,869	2,670,689
#*	Pacific Exploration and Production Corp.	463,400	296,148
#*	Painted Pony Petroleum, Ltd.	524,254	1,723,630
*	Parex Resources, Inc.	586,904	4,948,296
	Parkland Fuel Corp.	414,677	6,829,598
	Pason Systems, Inc.	356,252	4,526,012
#	Pengrowth Energy Corp.	2,540,243	3,325,053
	Penn West Petroleum, Ltd.	651,436	601,904
	Perpetual Energy, Inc.	29,075	26,640
*	Petrus Resources, Ltd.	19,582	37,542
#	PHX Energy Services Corp.	135,274	214,564

#	Precision Drilling Corp.	1,736,481	$7,273,499
#	Pulse Seismic, Inc.	268,280	470,975
#*	Questerre Energy Corp. Class A	745,460	103,317
*	Raging River Exploration, Inc.	349,416	2,442,885
*	RMP Energy, Inc.	689,211	758,862
*	Rock Energy, Inc.	237,075	246,430
#	Savanna Energy Services Corp.	520,779	541,329
#	Secure Energy Services, Inc.	631,339	4,010,431
	ShawCor, Ltd.	233,800	5,081,943
#*	Sprott Resource Corp.	455,390	168,306
	Strad Energy Services, Ltd.	39,947	49,828
#	Surge Energy, Inc.	1,264,658	2,005,925
	TORC Oil & Gas, Ltd.	583,375	3,467,684
	Total Energy Services, Inc.	176,178	1,627,824
#	TransGlobe Energy Corp.	448,945	750,114
#*	Trican Well Service, Ltd.	790,196	724,029
#*	Trilogy Energy Corp.	136,142	375,275
	Trinidad Drilling, Ltd.	1,372,323	1,711,771
#	Veresen, Inc.	358,639	2,421,762
	Western Energy Services Corp.	406,097	784,834
#	Whitecap Resources, Inc.	966,741	5,761,367
*	Xtreme Drilling & Coil Services Corp.	224,819	266,580
	ZCL Composites, Inc.	96,300	610,240
Total Energy			130,848,083

Financials — (6.8%)
#	AGF Management, Ltd. Class B	444,369	1,758,658
#	Alaris Royalty Corp.	104,015	2,242,479
#	Altus Group, Ltd.	195,097	3,120,050
#	Brookfield Real Estate Services, Inc.	8,075	90,278
	Canaccord Genuity Group, Inc.	623,378	1,924,732
#	Canadian Western Bank	436,532	8,117,226
	Clairvest Group, Inc.	1,900	40,370
#	Clarke, Inc.	17,242	120,810
	Colliers International Group, Inc.	161,848	6,132,466
	E-L Financial Corp., Ltd.	1,700	884,452
#	Echelon Financial Holdings, Inc.	14,650	149,461
#	Equitable Group, Inc.	54,395	2,125,960
*	Equity Financial Holdings, Inc.	800	5,544
	Fiera Capital Corp.	139,137	1,446,275
	Firm Capital Mortgage Investment Corp.	12,046	119,741
#	First National Financial Corp.	15,160	301,858
	FirstService Corp.	150,648	6,187,152
#	Genesis Land Development Corp.	76,842	150,874
#	Genworth MI Canada, Inc.	79,187	1,866,344
	Gluskin Sheff + Associates, Inc.	160,621	2,278,066
#	GMP Capital, Inc.	288,387	1,043,633
	Guardian Capital Group, Ltd. Class A	15,665	222,778
#	Home Capital Group, Inc.	213,780	5,771,031
*	Kingsway Financial Services, Inc.	14,370	67,052
	Laurentian Bank of Canada	191,320	7,011,998
#*	Mainstreet Equity Corp.	25,463	698,750
#	Melcor Developments, Ltd.	41,240	442,010

	Morguard Corp.	200	$22,260
#	Sprott, Inc.	828,988	1,621,273
*	Street Capital Group, Inc.	120,227	119,417
	TMX Group, Ltd.	78,189	2,823,533
Total Financials			58,906,531

Health Care — (1.2%)
#	Extendicare, Inc.	561,871	4,070,996
*	Knight Therapeutics, Inc.	103,075	626,982
#	Medical Facilities Corp.	164,269	1,994,627
*	Merus Labs International, Inc.	116,800	174,469
*	QLT, Inc.	219,010	424,951
#	Sienna Senior Living, Inc.	215,004	2,749,734
*	Theratechnologies, Inc.	10,101	16,099
	Zenith Epigenetics Corp.	111,820	6,974
Total Health Care			10,064,832

Industrials — (10.3%)
	Aecon Group, Inc.	408,101	5,068,465
#	Ag Growth International, Inc.	88,737	2,373,608
*	Air Canada	260,400	1,796,484
#	Algoma Central Corp.	25,790	245,638
*	ATS Automation Tooling Systems, Inc.	522,530	4,260,707
#	Badger Daylighting, Ltd.	213,881	3,621,361
#*	Ballard Power Systems, Inc.	134,734	187,772
	Bird Construction, Inc.	204,133	1,741,516
#	Black Diamond Group, Ltd.	231,141	754,601
#	CanWel Building Materials Group, Ltd.	82,513	296,697
#	Cervus Equipment Corp.	34,597	293,026
#	DirectCash Payments, Inc.	78,722	744,942
*	exactEarth, Ltd.	89,065	189,960
#	Exchange Income Corp.	76,468	1,632,691
	Exco Technologies, Ltd.	128,615	1,485,447
*	Heroux-Devtek, Inc.	125,954	1,327,669
	HNZ Group, Inc.	23,088	183,637
#	Horizon North Logistics, Inc.	483,483	457,890
#	K-Bro Linen, Inc.	29,653	1,012,597
#	MacDonald Dettwiler & Associates, Ltd.	38,059	2,417,607
	Magellan Aerospace Corp.	73,376	920,908
	Morneau Shepell, Inc.	264,411	3,507,836
#	New Flyer Industries, Inc.	254,471	6,544,240
*	Ovivo, Inc. Class A	93,231	147,160
	Richelieu Hardware, Ltd.	231,855	4,025,663
#	Rocky Mountain Dealerships, Inc.	82,555	372,491
#	Russel Metals, Inc.	350,655	5,340,486
#	Stantec, Inc.	281,329	7,148,302
	Stuart Olson, Inc.	88,659	467,614
#	Student Transportation, Inc.	463,285	2,357,893
	Toromont Industries, Ltd.	376,225	9,939,003
#	Transcontinental, Inc. Class A	359,276	5,693,090
#	TransForce, Inc.	432,009	7,427,727
#	Wajax Corp.	100,638	1,353,721

	WestJet Airlines, Ltd.	6,379	$101,131
*	Westport Innovations, Inc.	3,750	9,759
#	Westshore Terminals Investment Corp.	318,149	4,255,051
Total Industrials			89,704,390

Information Technology — (3.6%)
#*	5N Plus, Inc.	333,314	474,788
	Absolute Software Corp.	234,888	1,135,782
#*	Avigilon Corp.	161,993	1,877,186
	Calian Technologies, Ltd.	20,637	290,467
*	Celestica, Inc.	401,190	4,404,981
#	Computer Modelling Group, Ltd.	370,857	2,895,469
*	Descartes Systems Group, Inc. (The)	255,838	4,979,853
	Enghouse Systems, Ltd.	97,257	3,938,206
#	Evertz Technologies, Ltd.	136,281	1,794,345
#*	EXFO, Inc.	686	2,535
	Mediagrif Interactive Technologies, Inc.	9,626	117,847
*	Mitel Networks Corp.	318,586	2,607,559
*	Points International, Ltd.	36,359	313,548
*	Redknee Solutions, Inc.	76,611	153,369
	Sandvine Corp.	1,036,169	2,217,940
#*	Sierra Wireless, Inc.	159,192	2,315,409
*	Solium Capital, Inc.	87,806	458,383
	Vecima Networks, Inc.	6,059	54,257
	Wi-Lan, Inc.	780,333	1,778,468
Total Information Technology			31,810,392

Materials — (20.5%)
	Acadian Timber Corp.	30,788	478,859
	AirBoss of America Corp.	80,062	948,107
*	Alacer Gold Corp.	1,475,888	2,670,519
	Alamos Gold, Inc. Class A	1,545,462	8,186,933
#*	Almaden Minerals, Ltd. Class B	98,343	69,664
#	Altius Minerals Corp.	108,800	970,090
*	Amerigo Resources, Ltd.	429,854	41,372
#*	Argonaut Gold, Inc.	677,649	991,363
*	Asanko Gold, Inc.	262,544	557,938
#*	AuRico Metals, Inc.	679,583	392,445
#*	B2Gold Corp.	5,268,073	8,761,530
#*	Banro Corp.	51,909	13,389
	Canam Group, Inc.	237,796	2,349,122
#	Canexus Corp.	683,986	679,378
*	Canfor Corp.	214,500	2,948,085
	Canfor Pulp Products, Inc.	206,915	1,910,230
#*	Capstone Mining Corp.	2,111,821	845,541
	Cascades, Inc.	477,193	3,148,831
	Centerra Gold, Inc.	999,634	4,641,227
#*	China Gold International Resources Corp., Ltd.	929,460	1,552,976
*	Claude Resources, Inc.	1,023,200	1,024,185
#*	Copper Mountain Mining Corp.	643,331	252,627
*	Detour Gold Corp.	291,290	4,586,626
	Dominion Diamond Corp.	487,201	5,401,882

#*	Dundee Precious Metals, Inc.	646,222	$1,044,902
#*	Eastern Platinum, Ltd.	310,296	183,968
*	EcoSynthetix, Inc.	1,500	1,386
	Eldorado Gold Corp.	345,567	1,085,593
#*	Endeavour Mining Corp.	273,838	2,325,643
*	Endeavour Silver Corp.	536,376	1,317,451
*	Exeter Resource Corp.	70,137	38,882
#*	First Majestic Silver Corp.	652,877	4,232,706
#*	Fortress Paper, Ltd. Class A	16,706	49,201
*	Fortuna Silver Mines, Inc.	876,406	3,414,525
#*	Golden Star Resources, Ltd.	966,462	439,047
*	Great Panther Silver, Ltd.	700,801	669,100
*	Guyana Goldfields, Inc.	76,886	268,176
*	Hanfeng Evergreen, Inc.	45,837	4,567
	HudBay Minerals, Inc.	1,398,004	5,123,772
*	IAMGOLD Corp.	2,443,241	5,380,304
#*	Imperial Metals Corp.	236,915	760,682
*	Interfor Corp.	381,931	4,225,870
*	International Tower Hill Mines, Ltd.	13,001	4,004
	Intertape Polymer Group, Inc.	324,227	4,645,901
#*	Katanga Mining, Ltd.	218,544	26,924
*	Kinross Gold Corp.	484,119	1,651,316
#*	Kirkland Lake Gold, Inc.	531,235	3,423,628
	Labrador Iron Ore Royalty Corp.	50,500	456,882
#*	Lake Shore Gold Corp.	2,928,516	4,261,709
	Lucara Diamond Corp.	1,384,065	2,941,305
*	Lundin Mining Corp.	215,973	680,138
	Major Drilling Group International, Inc.	559,212	2,712,636
	Mandalay Resources Corp.	1,149,842	787,957
	Minco Base Metals Corp.	2,780	—
*	Nautilus Minerals, Inc.	89,354	10,320
	Nevsun Resources, Ltd.	1,171,411	3,788,201
*	New Gold, Inc.	2,304,655	8,606,411
	Norbord, Inc.	115,280	2,293,618
#*	Northern Dynasty Minerals, Ltd.	148,624	48,063
#*	Novagold Resources, Inc.	550,799	2,790,574
	OceanaGold Corp.	2,038,216	5,602,642
	Osisko Gold Royalties, Ltd.	149,942	1,601,300
	Pan American Silver Corp.	990,673	10,770,589
*	Platinum Group Metals, Ltd.	24,189	91,633
#*	Polymet Mining Corp.	613,665	500,855
*	Pretium Resources, Inc.	63,100	338,639
#*	Primero Mining Corp.	1,071,138	1,946,398
#*	RB Energy, Inc.	396,013	1,346
*	Richmont Mines, Inc.	231,043	1,302,202
#*	Sabina Gold & Silver Corp.	400,555	283,742
#*	Sandstorm Gold, Ltd.	634,160	2,075,211
#*	Seabridge Gold, Inc.	111,235	1,217,054
*	SEMAFO, Inc.	1,595,446	5,687,711
#	Sherritt International Corp.	1,970,361	1,228,868
#*	Silver Standard Resources, Inc.	571,298	3,180,354
	Stella-Jones, Inc.	187,800	6,723,927
#*	Stornoway Diamond Corp.	297,297	240,356

	Tahoe Resources, Inc.	74,710	$748,970
#*	Tanzanian Royalty Exploration Corp.	298,950	64,451
#*	Taseko Mines, Ltd.	960,266	532,351
#*	Tembec, Inc.	403,476	279,598
#*	Teranga Gold Corp.	1,907,763	1,072,314
#*	Thompson Creek Metals Co., Inc.	1,092,468	260,762
#*	Timmins Gold Corp.	1,403,903	318,885
#*	Wesdome Gold Mines, Ltd.	314,464	409,197
#	Western Forest Products, Inc.	2,201,509	3,915,677
	Winpak, Ltd.	111,223	4,283,638
	Yamana Gold, Inc.	187,357	568,382
Total Materials			178,365,333

Real Estate Investment Trusts — (0.2%)
	Killam Apartment REIT	195,489	1,762,600

Telecommunication Services — (0.5%)
	Axia NetMedia Corp.	185,467	598,350
#	Manitoba Telecom Services, Inc.	161,284	4,009,902
Total Telecommunication Services			4,608,252

Utilities — (6.1%)
	Algonquin Power & Utilities Corp.	1,054,815	8,828,365
#*	Alterra Power Corp.	1,104,421	374,164
	Boralex, Inc. Class A	167,168	2,072,304
#	Capital Power Corp.	523,509	7,255,563
	Capstone Infrastructure Corp.	555,800	2,079,837
#	Innergex Renewable Energy, Inc.	512,927	5,572,589
#	Just Energy Group, Inc.	727,176	4,322,463
#*	Maxim Power Corp.	92,234	209,502
#	Northland Power, Inc.	536,896	8,854,908
#	Superior Plus Corp.	689,743	4,907,199
	TransAlta Corp.	652,646	3,035,212
#	TransAlta Renewables, Inc.	126,046	1,227,705
#	Valener, Inc.	263,746	4,156,982
Total Utilities			52,896,793

TOTAL COMMON STOCKS			660,147,892

RIGHTS/WARRANTS — (0.0%)
*	Nautilus Minerals, Inc. Rights 4/6/16	89,354	344
SECURITIES LENDING COLLATERAL — (24.2%)
§@	DFA Short Term Investment Fund	18,193,204	210,495,371
TOTAL INVESTMENTS — (100.0%) (Cost $1,198,445,575)^^			$870,643,607

Summary of the Series' investments as of March 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$69,866,003	—	—	$69,866,003
Consumer Staples	31,314,683	—	—	31,314,683
Energy	130,848,082	$1	—	130,848,083
Financials	58,906,531	—	—	58,906,531
Health Care	10,057,858	6,974	—	10,064,832
Industrials	89,704,390	—	—	89,704,390
Information Technology	31,810,392	—	—	31,810,392
Materials	178,359,420	5,913	—	178,365,333
Real Estate Investment Trusts	1,762,600	—	—	1,762,600
Telecommunication Services	4,608,252	—	—	4,608,252
Utilities	52,896,793	—	—	52,896,793
Rights/Warrants	—	344	—	344
Securities Lending Collateral	—	210,495,371	—	210,495,371
TOTAL	$660,135,004	$210,508,603	—	$870,643,607

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At March 31, 2016, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios' have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended March 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

2. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 31, 2016.

3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Federal Tax Cost

At March 31, 2016, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,923,996,630
The United Kingdom Small Company Series	1,563,129,252
The Asia Pacific Small Company Series	1,836,737,769
The Continental Small Company Series	3,901,982,005
The Canadian Small Company Series	1,200,927,027

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts
Alexander Potts
President and Chief Executive Officer

Date: 05/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton
Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: 05/25/16